Schwab Strategic Trust
Schwab U.S. Broad Market ETF

Portfolio Holdings as of May 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 1.8%
Adient plc *	44,530	2,229,172
American Axle & Manufacturing Holdings, Inc. *	54,280	607,936
Aptiv plc *	130,909	19,691,332
Autoliv, Inc.	38,060	4,035,502
BorgWarner, Inc.	115,748	5,936,715
Canoo, Inc. *(a)	69,818	552,959
Cooper Tire & Rubber Co.	25,219	1,497,504
Cooper-Standard Holding, Inc. *	7,719	229,717
Dana, Inc.	71,170	1,930,842
Dorman Products, Inc. *	14,296	1,463,625
Fisker, Inc. *(a)	70,111	929,672
Ford Motor Co. *	1,893,298	27,509,620
Fox Factory Holding Corp. *	20,252	3,148,781
General Motors Co. *	613,977	36,414,976
Gentex Corp.	118,928	4,221,944
Gentherm, Inc. *	15,514	1,125,230
Harley-Davidson, Inc.	74,070	3,590,173
LCI Industries	12,104	1,804,101
Lear Corp.	26,334	5,091,942
Lordstown Motors Corp., Class A *(a)	47,796	473,180
Luminar Technologies, Inc. *(a)	90,347	1,853,017
Modine Manufacturing Co. *	22,294	392,151
Motorcar Parts of America, Inc. *	8,205	191,751
Patrick Industries, Inc.	10,293	882,110
QuantumScape Corp. *(a)	67,123	1,737,814
Standard Motor Products, Inc.	10,350	465,957
Stoneridge, Inc. *	12,777	388,932
Tenneco, Inc., Class A *	27,850	436,688
Tesla, Inc. *	372,398	232,830,678
The Goodyear Tire & Rubber Co. *	115,829	2,296,889
Thor Industries, Inc.	26,671	3,280,533
Veoneer, Inc. *	44,112	1,044,131
Visteon Corp. *	13,474	1,650,026
Winnebago Industries, Inc.	16,622	1,229,363
Workhorse Group, Inc. *(a)	51,376	481,393
XL Fleet Corp. *(a)	46,383	320,043
XPEL, Inc. *	7,864	644,848
		372,611,247

Banks 4.9%
1st Source Corp.	8,492	420,099
Allegiance Bancshares, Inc.	9,602	389,457
Altabancorp	6,201	285,246
Ameris Bancorp	33,015	1,813,844
Arrow Financial Corp.	8,435	312,939
Associated Banc-Corp.	74,254	1,707,099
Atlantic Union Bankshares Corp.	38,782	1,590,838
Axos Financial, Inc. *	23,845	1,130,491
Banc of California, Inc.	21,572	377,726
BancFirst Corp.	9,007	621,213
Security	Number of Shares	Value ($)
BancorpSouth Bank	48,075	1,470,134
Bank of America Corp.	3,685,243	156,217,451
Bank of Hawaii Corp.	19,121	1,715,919
Bank of Marin Bancorp	5,847	197,102
Bank OZK	58,517	2,499,261
BankUnited, Inc.	44,673	2,134,923
Banner Corp.	16,777	981,958
Berkshire Hills Bancorp, Inc.	23,453	650,821
BOK Financial Corp.	14,549	1,324,541
Boston Private Financial Holdings, Inc.	37,957	581,881
Bridgewater Bancshares, Inc. *	12,105	210,143
Brookline Bancorp, Inc.	36,950	622,977
Bryn Mawr Bank Corp.	9,669	462,178
Byline Bancorp, Inc.	11,457	264,428
Cadence BanCorp	61,064	1,366,612
Camden National Corp.	7,231	344,340
Capitol Federal Financial, Inc.	62,501	808,763
Carter Bankshares, Inc. *	10,759	167,518
Cathay General Bancorp	36,110	1,505,065
CBTX, Inc.	9,321	275,902
Central Pacific Financial Corp.	14,502	401,850
CIT Group, Inc.	47,722	2,528,312
Citigroup, Inc.	1,012,583	79,700,408
Citizens Financial Group, Inc.	204,966	10,227,803
City Holding Co.	8,043	645,209
Columbia Banking System, Inc.	35,428	1,529,072
Columbia Financial, Inc. *	24,591	436,982
Comerica, Inc.	67,602	5,306,081
Commerce Bancshares, Inc.	50,577	3,938,937
Community Bank System, Inc.	25,917	2,102,387
Community Trust Bancorp, Inc.	8,432	372,526
ConnectOne Bancorp, Inc.	16,071	445,006
CrossFirst Bankshares, Inc. *	22,623	332,784
Cullen/Frost Bankers, Inc.	27,071	3,267,740
Customers Bancorp, Inc. *	14,251	539,400
CVB Financial Corp.	61,776	1,370,192
Dime Community Bancshares, Inc.	18,672	648,105
Eagle Bancorp, Inc.	15,932	910,354
East West Bancorp, Inc.	68,560	5,126,917
Eastern Bankshares, Inc.	90,285	2,022,384
Enterprise Financial Services Corp.	15,046	743,423
Equity Bancshares, Inc., Class A *	7,797	256,209
Essent Group Ltd.	54,733	2,618,427
F.N.B. Corp.	156,118	2,093,542
FB Financial Corp.	15,143	633,735
Federal Agricultural Mortgage Corp., Class C	4,232	429,379
Fifth Third Bancorp	344,436	14,514,533
Financial Institutions, Inc.	7,565	243,063
First BanCorp	107,458	1,374,388
First Bancorp (North Carolina)	13,801	612,350
First Bancshares, Inc.	8,977	350,552
First Busey Corp.	24,617	659,489
First Citizens BancShares, Inc., Class A	3,430	2,951,858
First Commonwealth Financial Corp.	49,200	745,380
First Community Bankshares, Inc.	9,419	293,496

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
First Financial Bancorp	46,280	1,178,752
First Financial Bankshares, Inc.	69,004	3,474,351
First Financial Corp.	5,940	269,557
First Foundation, Inc.	18,261	458,351
First Hawaiian, Inc.	63,403	1,785,428
First Horizon Corp.	268,944	5,128,762
First Interstate BancSystem, Inc., Class A	16,401	771,995
First Merchants Corp.	26,243	1,216,101
First Mid Bancshares, Inc.	6,407	281,267
First Midwest Bancorp, Inc.	55,353	1,158,538
First Republic Bank	85,233	16,317,006
Flagstar Bancorp, Inc.	22,758	1,042,316
Flushing Financial Corp.	13,476	314,934
Fulton Financial Corp.	80,266	1,391,010
German American Bancorp, Inc.	11,536	482,205
Glacier Bancorp, Inc.	46,445	2,705,421
Great Southern Bancorp, Inc.	4,924	278,157
Great Western Bancorp, Inc.	28,419	950,900
Hancock Whitney Corp.	41,117	2,035,703
Hanmi Financial Corp.	14,317	300,371
Harborone Bancorp, Inc.	24,867	369,275
HBT Financial, Inc.	4,588	83,456
Heartland Financial USA, Inc.	18,465	918,634
Heritage Commerce Corp.	28,490	337,891
Heritage Financial Corp.	16,666	483,481
Hilltop Holdings, Inc.	31,326	1,163,761
Home BancShares, Inc.	73,554	2,012,437
HomeStreet, Inc.	11,162	502,513
HomeTrust Bancshares, Inc.	7,066	200,462
Hope Bancorp, Inc.	59,396	908,759
Horizon Bancorp, Inc.	19,873	367,651
Huntington Bancshares, Inc.	493,300	7,823,738
Independent Bank Corp.	15,849	1,293,437
Independent Bank Group, Inc.	17,763	1,398,836
International Bancshares Corp.	26,347	1,222,501
Investors Bancorp, Inc.	109,774	1,633,437
JPMorgan Chase & Co.	1,480,003	243,075,693
Kearny Financial Corp.	38,552	505,417
KeyCorp	467,895	10,780,301
Lakeland Bancorp, Inc.	23,149	440,062
Lakeland Financial Corp.	12,301	759,095
Live Oak Bancshares, Inc.	15,026	910,275
Luther Burbank Corp.	7,048	85,563
M&T Bank Corp.	62,575	10,055,177
Mercantile Bank Corp.	8,562	276,553
Merchants Bancorp	8,299	356,442
Meridian Bancorp, Inc.	27,207	599,914
Meta Financial Group, Inc.	15,163	803,791
Metrocity Bankshares, Inc.	9,875	169,949
MGIC Investment Corp.	164,601	2,422,927
Midland States Bancorp, Inc.	10,268	286,066
Mr Cooper Group, Inc. *	33,347	1,153,473
National Bank Holdings Corp., Class A	15,435	611,226
NBT Bancorp, Inc.	21,815	850,567
New York Community Bancorp, Inc.	224,586	2,688,294
Nicolet Bankshares, Inc. *	4,100	325,130
NMI Holdings, Inc., Class A *	40,513	980,009
Northfield Bancorp, Inc.	20,552	347,945
Northwest Bancshares, Inc.	64,977	920,074
OceanFirst Financial Corp.	29,770	658,215
Ocwen Financial Corp. *	4,622	151,555
OFG Bancorp	25,555	615,876
Old National Bancorp	79,975	1,523,524
Origin Bancorp, Inc.	9,986	440,882
Pacific Premier Bancorp, Inc.	44,697	2,054,721
PacWest Bancorp	55,901	2,525,048
Park National Corp.	6,891	871,849
Peapack-Gladstone Financial Corp.	8,212	272,803
PennyMac Financial Services, Inc.	18,389	1,151,335
Security	Number of Shares	Value ($)
People's United Financial, Inc.	205,402	3,884,152
Peoples Bancorp, Inc.	9,690	314,731
Peoples Financial Services Corp.	2,611	112,665
Pinnacle Financial Partners, Inc.	37,138	3,376,587
Popular, Inc.	41,024	3,347,969
Preferred Bank	7,095	484,518
Premier Financial Corp.	18,710	570,655
Prosperity Bancshares, Inc.	44,263	3,330,791
Provident Financial Services, Inc.	36,568	923,708
QCR Holdings, Inc.	8,203	392,185
Radian Group, Inc.	91,616	2,139,234
Red River Bancshares, Inc.	2,627	143,460
Regions Financial Corp.	465,784	10,904,003
Renasant Corp.	28,190	1,246,562
Republic Bancorp, Inc., Class A	3,793	176,185
Rocket Cos., Inc., Class A (a)	55,852	989,139
S&T Bancorp, Inc.	19,615	665,537
Sandy Spring Bancorp, Inc.	21,842	1,014,779
Seacoast Banking Corp. of Florida *	25,561	947,546
ServisFirst Bancshares, Inc.	22,079	1,533,607
Signature Bank	27,675	6,911,831
Simmons First National Corp., Class A	51,683	1,576,331
South State Corp.	34,382	3,053,465
Southside Bancshares, Inc.	15,945	683,084
Sterling Bancorp	95,267	2,537,913
Stock Yards Bancorp, Inc.	10,128	544,279
SVB Financial Group *	26,134	15,233,247
Synovus Financial Corp.	70,930	3,484,082
TCF Financial Corp.	73,971	3,513,622
Texas Capital Bancshares, Inc. *	23,967	1,650,847
TFS Financial Corp.	22,941	508,373
The Bancorp, Inc. *	24,600	596,304
The First of Long Island Corp.	9,729	218,903
The PNC Financial Services Group, Inc.	205,784	40,062,029
Tompkins Financial Corp.	6,029	489,253
Towne Bank	32,803	1,050,680
TriCo Bancshares	14,200	680,890
TriState Capital Holdings, Inc. *	14,872	341,907
Triumph Bancorp, Inc. *	10,873	910,614
Truist Financial Corp.	654,205	40,416,785
TrustCo Bank Corp.	10,012	391,785
Trustmark Corp.	31,319	1,050,752
U.S. Bancorp	663,570	40,331,785
UMB Financial Corp.	20,976	2,028,589
Umpqua Holdings Corp.	104,692	1,997,523
United Bankshares, Inc.	62,381	2,569,473
United Community Banks, Inc.	41,960	1,450,977
Univest Financial Corp.	14,869	433,580
UWM Holdings Corp. (a)	26,717	237,514
Valley National Bancorp	195,635	2,801,493
Veritex Holdings, Inc.	24,347	855,310
Walker & Dunlop, Inc.	13,864	1,407,751
Washington Federal, Inc.	36,611	1,220,611
Washington Trust Bancorp, Inc.	9,411	517,511
Waterstone Financial, Inc.	10,078	199,343
Webster Financial Corp.	42,908	2,432,025
Wells Fargo & Co.	2,005,324	93,688,737
WesBanco, Inc.	32,803	1,276,693
Westamerica BanCorp	13,421	841,899
Western Alliance Bancorp	49,912	4,991,699
Wintrust Financial Corp.	26,902	2,163,459
WSFS Financial Corp.	22,747	1,210,368
Zions Bancorp NA	79,366	4,593,704
		1,014,409,320

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Capital Goods 6.5%
3M Co.	280,862	57,026,220
A.O. Smith Corp.	65,863	4,680,883
AAON, Inc.	19,775	1,310,094
AAR Corp. *	16,612	693,551
Acuity Brands, Inc.	17,581	3,265,671
Advanced Drainage Systems, Inc.	23,956	2,717,089
Advent Technologies Holdings, Inc. *(a)	17,123	180,476
AECOM *	70,988	4,614,930
Aerojet Rocketdyne Holdings, Inc.	35,804	1,734,704
AeroVironment, Inc. *	10,374	1,137,302
AGCO Corp.	29,986	4,149,163
Air Lease Corp.	50,901	2,395,401
Alamo Group, Inc.	4,570	704,603
Albany International Corp., Class A	14,805	1,322,827
Allegion plc	44,335	6,228,181
Allison Transmission Holdings, Inc.	54,602	2,310,211
Altra Industrial Motion Corp.	29,856	1,961,241
Ameresco, Inc., Class A *	10,761	578,511
American Woodmark Corp. *	8,646	751,510
AMETEK, Inc.	111,768	15,099,857
API Group Corp. *	72,862	1,541,031
Apogee Enterprises, Inc.	12,870	489,189
Applied Industrial Technologies, Inc.	18,679	1,829,795
Arcosa, Inc.	24,059	1,527,746
Argan, Inc.	6,764	332,112
Armstrong World Industries, Inc.	22,800	2,424,780
Array Technologies, Inc. *	52,759	859,972
Astec Industries, Inc.	11,048	757,119
Astronics Corp. *	14,247	241,629
Atkore, Inc. *	23,029	1,777,839
Axon Enterprise, Inc. *	30,774	4,326,517
AZEK Co., Inc. *	68,271	2,971,837
AZZ, Inc.	12,487	667,930
Babcock & Wilcox Enterprises, Inc. *	29,051	250,420
Barnes Group, Inc.	23,374	1,248,639
Beacon Roofing Supply, Inc. *	26,651	1,509,513
Bloom Energy Corp., Class A *	59,577	1,439,976
Boise Cascade Co.	19,637	1,295,846
Builders FirstSource, Inc. *	100,816	4,490,345
BWX Technologies, Inc.	45,986	2,875,964
CAI International, Inc.	7,892	338,725
Carlisle Cos., Inc.	25,852	4,971,857
Carrier Global Corp.	396,311	18,202,564
Caterpillar, Inc.	264,422	63,746,856
Chart Industries, Inc. *	17,101	2,495,720
CIRCOR International, Inc. *	9,770	367,645
Colfax Corp. *	55,729	2,463,222
Columbus McKinnon Corp.	13,423	680,546
Comfort Systems USA, Inc.	17,695	1,466,915
Construction Partners, Inc., Class A *	15,917	512,687
Cornerstone Building Brands, Inc. *	23,320	395,507
Crane Co.	23,869	2,279,251
CSW Industrials, Inc.	6,653	810,468
Cummins, Inc.	71,797	18,471,932
Curtiss-Wright Corp.	19,956	2,500,886
Deere & Co.	152,055	54,907,060
Desktop Metal, Inc., Class A *(a)	56,150	741,741
Donaldson Co., Inc.	61,114	3,764,011
Douglas Dynamics, Inc.	10,600	464,810
Dover Corp.	69,706	10,490,753
DXP Enterprises, Inc. *	7,381	227,999
Dycom Industries, Inc. *	14,398	1,078,698
Eaton Corp. plc	193,111	28,049,373
EMCOR Group, Inc.	26,698	3,366,885
Emerson Electric Co.	290,649	27,812,203
Encore Wire Corp.	10,065	827,343
Energy Recovery, Inc. *	19,492	370,543
Security	Number of Shares	Value ($)
Enerpac Tool Group Corp.	30,862	845,619
EnerSys	20,804	1,960,569
EnPro Industries, Inc.	10,314	948,785
Eos Energy Enterprises, Inc. *(a)	16,031	325,109
ESCO Technologies, Inc.	12,982	1,228,616
Evoqua Water Technologies Corp. *	57,497	1,789,307
Fastenal Co.	278,974	14,796,781
Federal Signal Corp.	29,117	1,236,890
Flowserve Corp.	62,603	2,653,741
Fluor Corp. *	60,560	1,120,360
Fortive Corp.	163,559	11,861,299
Fortune Brands Home & Security, Inc.	66,907	6,902,126
Franklin Electric Co., Inc.	18,007	1,510,607
FuelCell Energy, Inc. *	154,764	1,519,782
Gates Industrial Corp. plc *	32,425	588,838
GATX Corp.	17,050	1,682,153
Generac Holdings, Inc. *	30,504	10,027,275
General Dynamics Corp.	112,532	21,370,952
General Electric Co.	4,252,445	59,789,377
Gibraltar Industries, Inc. *	15,848	1,259,124
GMS, Inc. *	20,750	950,142
Graco, Inc.	81,333	6,158,535
GrafTech International Ltd.	77,746	1,032,467
Graham Corp.	5,294	77,769
Granite Construction, Inc.	23,062	930,782
Great Lakes Dredge & Dock Corp. *	31,714	463,342
Griffon Corp.	21,986	578,012
H&E Equipment Services, Inc.	14,472	541,253
HEICO Corp.	20,683	2,905,134
HEICO Corp., Class A	35,343	4,681,534
Helios Technologies, Inc.	14,749	1,047,916
Herc Holdings, Inc. *	11,554	1,328,941
Hexcel Corp. *	41,313	2,456,471
Hillenbrand, Inc.	35,423	1,615,289
Honeywell International, Inc.	337,310	77,888,252
Howmet Aerospace, Inc. *	189,297	6,716,258
Hubbell, Inc.	26,440	5,040,522
Huntington Ingalls Industries, Inc.	19,486	4,213,068
Hydrofarm Holdings Group, Inc. *	6,583	410,055
Hyliion Holdings Corp. *(a)	50,004	525,542
Hyster-Yale Materials Handling, Inc.	4,811	363,663
IDEX Corp.	36,885	8,212,814
IES Holdings, Inc. *	9,824	521,261
Illinois Tool Works, Inc.	139,768	32,392,632
Ingersoll Rand, Inc. *	179,571	8,913,904
Insteel Industries, Inc.	8,888	310,724
ITT, Inc.	42,244	3,966,712
JELD-WEN Holding, Inc. *	40,760	1,141,688
John Bean Technologies Corp.	15,063	2,169,524
Johnson Controls International plc	348,707	23,202,964
Kadant, Inc.	5,315	893,026
Kaman Corp.	14,372	773,501
Kennametal, Inc.	41,001	1,537,947
Kratos Defense & Security Solutions, Inc. *	59,660	1,492,097
L.B. Foster Co., Class A *	5,650	101,643
L3Harris Technologies, Inc.	99,556	21,709,181
Lennox International, Inc.	16,558	5,794,141
Lincoln Electric Holdings, Inc.	29,078	3,738,849
Lindsay Corp.	5,511	907,276
Lockheed Martin Corp.	119,558	45,695,068
Lydall, Inc. *	7,704	280,272
Masco Corp.	124,004	7,478,681
Masonite International Corp. *	11,988	1,433,165
MasTec, Inc. *	27,285	3,174,064
Matrix Service Co. *	14,679	160,001
Maxar Technologies, Inc.	34,468	1,071,955
McGrath RentCorp	12,304	1,054,822
Mercury Systems, Inc. *	27,522	1,801,315

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Meritor, Inc. *	34,651	900,926
Moog, Inc., Class A	14,161	1,277,322
MRC Global, Inc. *	26,476	284,352
MSC Industrial Direct Co., Inc., Class A	22,240	2,099,456
Mueller Industries, Inc.	28,104	1,304,869
Mueller Water Products, Inc., Class A	76,792	1,111,180
MYR Group, Inc. *	7,657	666,465
National Presto Industries, Inc.	2,248	227,992
Navistar International Corp. *	24,247	1,072,445
Nikola Corp. *(a)	66,882	1,000,555
NN, Inc. *	23,349	175,351
Nordson Corp.	26,221	5,812,933
Northrop Grumman Corp.	75,113	27,481,593
NOW, Inc. *	55,173	577,661
NV5 Global, Inc. *	5,599	511,357
nVent Electric plc	82,430	2,682,272
Omega Flex, Inc.	1,630	239,691
Oshkosh Corp.	33,111	4,352,110
Otis Worldwide Corp.	196,987	15,429,992
Owens Corning	50,319	5,366,521
PACCAR, Inc.	168,108	15,391,968
PAE, Inc. *	29,872	242,561
Park Aerospace Corp.	7,803	120,322
Park-Ohio Holdings Corp.	4,830	178,179
Parker-Hannifin Corp.	62,499	19,259,067
Parsons Corp. *	11,529	456,664
Pentair plc	80,794	5,572,362
PGT Innovations, Inc. *	30,093	727,047
Plug Power, Inc. *	243,761	7,483,463
Powell Industries, Inc.	3,838	131,874
Preformed Line Products Co.	1,622	120,709
Primoris Services Corp.	23,528	747,955
Proto Labs, Inc. *	13,697	1,224,375
Quanex Building Products Corp.	16,656	443,549
Quanta Services, Inc.	67,050	6,393,217
Raven Industries, Inc.	17,800	785,514
Raytheon Technologies Corp.	736,455	65,330,923
RBC Bearings, Inc. *	12,122	2,373,366
Regal Beloit Corp.	19,542	2,779,459
Resideo Technologies, Inc. *	68,835	2,058,166
REV Group, Inc. *	12,974	242,873
Rexnord Corp.	58,005	2,898,510
Rockwell Automation, Inc.	56,337	14,857,194
Romeo Power, Inc. *(a)	42,423	359,747
Roper Technologies, Inc.	50,854	22,884,809
Rush Enterprises, Inc., Class A	20,216	966,325
Rush Enterprises, Inc., Class B	3,395	147,207
Sensata Technologies Holding plc *	76,560	4,549,961
Shoals Technologies Group, Inc., Class A *	37,577	1,037,125
Shyft Group, Inc.	15,428	601,383
Simpson Manufacturing Co., Inc.	21,103	2,370,289
SiteOne Landscape Supply, Inc. *	21,379	3,678,043
Snap-on, Inc.	26,375	6,715,602
Spirit AeroSystems Holdings, Inc., Class A	51,196	2,519,355
SPX Corp. *	21,519	1,347,735
SPX FLOW, Inc.	20,358	1,397,170
Standex International Corp.	6,239	621,654
Stanley Black & Decker, Inc.	77,919	16,892,839
Sunrun, Inc. *	77,390	3,460,881
Systemax, Inc.	8,586	294,672
Teledyne Technologies, Inc. *	22,487	9,432,386
Tennant Co.	9,347	773,371
Terex Corp.	33,666	1,763,088
Textron, Inc.	110,215	7,546,421
The Boeing Co. *	265,897	65,681,877
The Gorman-Rupp Co.	8,932	321,373
The Greenbrier Cos., Inc.	15,719	698,081
Security	Number of Shares	Value ($)
The Manitowoc Co., Inc. *	17,482	451,385
The Middleby Corp. *	26,902	4,419,461
The Timken Co.	32,963	2,915,577
The Toro Co.	52,335	5,813,895
Thermon Group Holdings, Inc. *	15,900	277,137
Titan International, Inc. *	26,188	243,287
Titan Machinery, Inc. *	9,914	304,162
TPI Composites, Inc. *	15,832	764,686
Trane Technologies plc	115,456	21,520,998
TransDigm Group, Inc. *	26,505	17,197,504
Trex Co., Inc. *	55,778	5,433,335
TriMas Corp. *	21,841	708,085
Trinity Industries, Inc.	40,981	1,138,452
Triton International Ltd.	33,091	1,795,187
Triumph Group, Inc. *	25,760	495,107
Tutor Perini Corp. *	20,909	323,671
UFP Industries, Inc.	30,278	2,407,707
United Rentals, Inc. *	35,020	11,695,279
Univar Solutions, Inc. *	82,164	2,225,823
Valmont Industries, Inc.	10,063	2,495,624
Veritiv Corp. *	5,600	343,952
Vertiv Holdings Co.	119,241	2,959,562
Vicor Corp. *	10,440	940,435
Virgin Galactic Holdings, Inc. *(a)	63,061	1,969,395
W.W. Grainger, Inc.	21,242	9,817,203
Wabash National Corp.	24,600	392,370
Watsco, Inc.	15,902	4,633,843
Watts Water Technologies, Inc., Class A	13,464	1,829,758
Welbilt, Inc. *	63,797	1,576,424
WESCO International, Inc. *	21,682	2,310,651
Westinghouse Air Brake Technologies Corp.	85,481	7,074,408
WillScot Mobile Mini Holdings Corp. *	89,412	2,592,948
Woodward, Inc.	28,212	3,588,002
Xylem, Inc.	86,969	10,272,778
		1,352,182,153

Commercial & Professional Services 1.2%
ABM Industries, Inc.	33,162	1,654,452
Acacia Research Corp. *	22,412	119,904
ACCO Brands Corp.	51,044	465,011
ADT, Inc.	73,826	763,361
ASGN, Inc. *	25,403	2,618,795
Barrett Business Services, Inc.	3,846	286,412
Booz Allen Hamilton Holding Corp.	66,775	5,671,201
Brady Corp., Class A	23,378	1,337,923
BrightView Holdings, Inc. *	15,148	262,818
CACI International, Inc., Class A *	12,316	3,140,087
Casella Waste Systems, Inc., Class A *	23,804	1,605,104
CBIZ, Inc. *	24,837	824,837
Cimpress plc *	9,463	939,771
Cintas Corp.	42,814	15,136,462
Clarivate plc *	126,574	3,802,283
Clean Harbors, Inc. *	23,875	2,222,763
Copart, Inc. *	100,936	13,021,753
CoreCivic, Inc. *	59,661	467,146
CoreLogic, Inc.	35,212	2,799,354
CoStar Group, Inc. *	19,135	16,341,290
Covanta Holding Corp.	58,998	873,760
Deluxe Corp.	20,179	919,355
Driven Brands Holdings, Inc. *	15,212	450,579
Dun & Bradstreet Holdings, Inc. *	68,517	1,471,060
Ennis, Inc.	13,389	280,633
Equifax, Inc.	58,948	13,855,138
Exponent, Inc.	25,422	2,319,249
Forrester Research, Inc. *	5,169	221,802
Franklin Covey Co. *	5,137	159,247
FTI Consulting, Inc. *	16,506	2,270,400

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
GP Strategies Corp. *	6,251	110,580
Harsco Corp. *	37,338	837,118
Healthcare Services Group, Inc.	36,336	1,089,717
Heidrick & Struggles International, Inc.	8,965	385,854
Heritage-Crystal Clean, Inc. *	8,689	267,621
Herman Miller, Inc.	29,222	1,396,812
HNI Corp.	21,233	968,649
Huron Consulting Group, Inc. *	11,334	620,083
IAA, Inc. *	64,357	3,666,418
ICF International, Inc.	8,292	728,867
IHS Markit Ltd.	180,929	19,053,633
Insperity, Inc.	17,164	1,582,349
Interface, Inc.	27,248	445,232
Jacobs Engineering Group, Inc.	63,424	9,011,282
KAR Auction Services, Inc. *	64,905	1,164,396
KBR, Inc.	67,738	2,759,646
Kelly Services, Inc., Class A *	15,562	399,477
Kforce, Inc.	8,752	548,838
Kimball International, Inc., Class B	18,714	249,270
Knoll, Inc.	25,118	653,068
Korn Ferry	26,634	1,742,130
Leidos Holdings, Inc.	65,039	6,682,757
ManpowerGroup, Inc.	26,398	3,193,894
ManTech International Corp., Class A	13,475	1,172,460
Matthews International Corp., Class A	14,605	570,617
Mistras Group, Inc. *	8,852	92,149
MSA Safety, Inc.	17,582	2,954,831
Nielsen Holdings plc	171,782	4,674,188
Pitney Bowes, Inc.	83,920	703,250
Quad/Graphics, Inc. *	22,774	75,382
Republic Services, Inc.	102,045	11,141,273
Resources Connection, Inc.	13,120	191,290
Robert Half International, Inc.	55,139	4,895,792
Rollins, Inc.	107,493	3,664,436
Science Applications International Corp.	28,079	2,523,179
SP Plus Corp. *	10,711	350,143
Steelcase, Inc., Class A	41,928	606,698
Stericycle, Inc. *	43,813	3,441,949
Team, Inc. *	13,883	118,006
Tetra Tech, Inc.	26,088	3,116,733
The Brink's Co.	23,876	1,800,489
TransUnion	92,289	9,874,923
TriNet Group, Inc. *	18,522	1,395,447
TrueBlue, Inc. *	19,482	528,547
UniFirst Corp.	7,144	1,583,682
Upwork, Inc. *	44,772	2,107,418
US Ecology, Inc. *	15,507	614,542
Verisk Analytics, Inc.	78,687	13,599,474
Viad Corp. *	10,206	450,493
Vidler Water Resouces, Inc. *	12,653	132,857
VSE Corp.	4,577	217,728
Waste Management, Inc.	188,761	26,554,897
		253,012,514

Consumer Durables & Apparel 1.5%
Acushnet Holdings Corp.	16,878	897,910
American Outdoor Brands, Inc. *	6,880	220,366
AMMO, Inc. *(a)	25,561	175,348
Beazer Homes USA, Inc. *	12,917	307,554
Brunswick Corp.	37,927	3,877,277
Callaway Golf Co. *	45,314	1,672,993
Capri Holdings Ltd. *	73,159	4,148,847
Carter's, Inc.	21,733	2,221,982
Casper Sleep, Inc. *	9,065	82,763
Cavco Industries, Inc. *	4,297	950,797
Century Communities, Inc. *	14,151	1,151,608
Columbia Sportswear Co.	14,673	1,507,357
Crocs, Inc. *	31,365	3,175,393
Security	Number of Shares	Value ($)
D.R. Horton, Inc.	160,667	15,309,958
Deckers Outdoor Corp. *	13,641	4,575,737
Dream Finders Homes, Inc., Class A *	4,991	158,564
Ethan Allen Interiors, Inc.	12,036	347,479
Fossil Group, Inc. *	24,817	350,416
G-III Apparel Group Ltd. *	21,654	715,448
Garmin Ltd.	72,355	10,291,775
GoPro, Inc., Class A *	62,283	698,815
Green Brick Partners, Inc. *	23,685	552,808
Hanesbrands, Inc.	168,162	3,285,886
Hasbro, Inc.	62,136	5,963,192
Helen of Troy Ltd. *	11,823	2,488,505
Installed Building Products, Inc.	10,538	1,249,807
iRobot Corp. *	13,988	1,366,628
Johnson Outdoors, Inc., Class A	3,145	384,288
KB Home	43,120	2,018,447
Kontoor Brands, Inc.	23,090	1,478,222
La-Z-Boy, Inc.	23,113	952,949
Legacy Housing Corp. *	2,600	49,504
Leggett & Platt, Inc.	64,899	3,571,392
Lennar Corp., Class A	138,811	13,743,677
Levi Strauss & Co., Class A	37,349	999,459
LGI Homes, Inc. *	10,614	1,919,117
Lululemon Athletica, Inc. *	57,453	18,564,788
M.D.C Holdings, Inc.	27,021	1,565,867
M/I Homes, Inc. *	14,517	1,023,739
Malibu Boats, Inc., Class A *	9,983	782,867
Marine Products Corp.	14,334	232,784
Mattel, Inc. *	169,192	3,588,562
Meritage Homes Corp. *	18,351	1,975,852
Mohawk Industries, Inc. *	28,708	6,048,201
Movado Group, Inc.	8,738	242,305
Newell Brands, Inc.	184,717	5,299,531
NIKE, Inc., Class B	616,673	84,151,198
NVR, Inc. *	1,663	8,127,464
Oxford Industries, Inc.	8,308	795,491
Peloton Interactive, Inc., Class A *	127,743	14,091,330
Polaris, Inc.	28,369	3,722,580
PulteGroup, Inc.	128,281	7,413,359
Purple Innovation, Inc. *	28,682	818,011
PVH Corp. *	34,255	3,933,159
Ralph Lauren Corp. *	23,567	2,924,193
Skechers U.S.A., Inc., Class A *	67,270	3,195,325
Skyline Champion Corp. *	24,694	1,250,751
Smith & Wesson Brands, Inc.	27,911	593,388
Sonos, Inc. *	45,917	1,698,929
Steven Madden Ltd.	37,900	1,569,060
Sturm Ruger & Co., Inc.	8,683	685,436
Tapestry, Inc. *	134,467	6,036,224
Taylor Morrison Home Corp., Class A *	63,214	1,872,399
Tempur Sealy International, Inc.	90,962	3,502,037
Toll Brothers, Inc.	53,892	3,515,914
TopBuild Corp. *	15,992	3,167,216
Tri Pointe Homes, Inc. *	57,044	1,375,901
Tupperware Brands Corp. *	24,354	624,437
Under Armour, Inc., Class A *	92,459	2,087,724
Under Armour, Inc., Class C *	94,418	1,799,607
Unifi, Inc. *	6,671	183,653
Universal Electronics, Inc. *	7,431	371,996
Vera Bradley, Inc. *	9,340	107,223
VF Corp.	155,137	12,367,522
Vista Outdoor, Inc. *	27,214	1,186,258
Whirlpool Corp.	30,406	7,208,959
Wolverine World Wide, Inc.	40,235	1,466,968
YETI Holdings, Inc. *	36,392	3,187,939
		317,218,415

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Consumer Services 2.3%
2U, Inc. *	36,614	1,333,482
Accel Entertainment, Inc. *	26,175	343,416
Adtalem Global Education, Inc. *	22,861	831,683
Airbnb, Inc., Class A *	35,724	5,015,650
American Public Education, Inc. *	8,938	250,264
Aramark	122,693	4,582,584
Bally's Corp. *	14,036	814,509
Biglari Holdings, Inc., Class B *	634	101,548
BJ's Restaurants, Inc. *	11,721	647,937
Bloomin' Brands, Inc. *	38,479	1,137,054
Bluegreen Vacations Holding Corp. *	6,101	128,060
Booking Holdings, Inc. *	19,868	46,919,275
Boyd Gaming Corp. *	39,383	2,535,871
Bright Horizons Family Solutions, Inc. *	29,453	4,071,288
Brinker International, Inc. *	22,369	1,374,575
Caesars Entertainment, Inc. *	100,955	10,847,615
Carnival Corp. *	387,749	11,461,860
Carriage Services, Inc.	9,015	345,815
Carrols Restaurant Group, Inc. *	14,307	84,554
Chegg, Inc. *	67,594	5,198,655
Chipotle Mexican Grill, Inc. *	13,612	18,675,392
Choice Hotels International, Inc. *	14,046	1,698,302
Churchill Downs, Inc.	16,694	3,330,954
Chuy's Holdings, Inc. *	9,346	387,392
Cracker Barrel Old Country Store, Inc.	11,286	1,780,028
Darden Restaurants, Inc.	62,818	8,997,422
Dave & Buster's Entertainment, Inc. *	24,013	1,015,270
Denny's Corp. *	28,988	509,609
Diamond Resorts International, Inc. - Escrow *(b)	5,724	1,455
Dine Brands Global, Inc. *	8,554	812,202
Domino's Pizza, Inc.	18,906	8,070,404
DraftKings, Inc., Class A *	156,055	7,794,947
El Pollo Loco Holdings, Inc. *	7,836	132,115
Everi Holdings, Inc. *	41,010	850,137
Expedia Group, Inc. *	67,054	11,865,205
Extended Stay America, Inc.	78,341	1,544,101
Fiesta Restaurant Group, Inc. *	7,694	104,561
frontdoor, Inc. *	41,922	2,251,211
Golden Entertainment, Inc. *	9,351	398,727
Golden Nugget Online Gaming, Inc. *	15,783	207,704
Graham Holdings Co., Class B	1,942	1,286,653
Grand Canyon Education, Inc. *	22,347	2,032,236
H&R Block, Inc.	88,847	2,205,183
Hilton Grand Vacations, Inc. *	41,944	1,918,099
Hilton Worldwide Holdings, Inc. *	134,392	16,835,286
Houghton Mifflin Harcourt Co. *	61,083	607,165
Hyatt Hotels Corp., Class A *	17,118	1,336,573
Jack in the Box, Inc.	10,795	1,226,312
Las Vegas Sands Corp. *	159,039	9,184,502
Laureate Education, Inc., Class A *	44,619	651,884
Lindblad Expeditions Holdings, Inc. *	15,139	257,666
Marriott International, Inc., Class A *	128,856	18,501,144
Marriott Vacations Worldwide Corp. *	19,891	3,427,020
McDonald's Corp.	361,629	84,581,407
MGM Resorts International	198,822	8,523,499
Monarch Casino & Resort, Inc. *	5,983	426,947
Noodles & Co. *	19,059	245,480
Norwegian Cruise Line Holdings Ltd. *	176,726	5,637,559
OneSpaWorld Holdings Ltd. *	27,606	309,463
Papa John's International, Inc.	15,841	1,488,262
Penn National Gaming, Inc. *	71,568	5,866,429
Perdoceo Education Corp. *	35,680	434,939
Planet Fitness, Inc., Class A *	40,488	3,189,240
Playa Hotels & Resorts N.V. *	44,565	325,770
PlayAGS, Inc. *	20,909	212,854
Red Rock Resorts, Inc., Class A *	31,685	1,417,904
Security	Number of Shares	Value ($)
Regis Corp. *	13,426	122,714
Royal Caribbean Cruises Ltd. *	106,323	9,916,746
Rush Street Interactive, Inc. *	21,575	267,746
Ruth's Hospitality Group, Inc. *	16,911	408,232
Scientific Games Corp., Class A *	27,155	1,969,824
SeaWorld Entertainment, Inc. *	24,755	1,347,415
Service Corp. International	81,757	4,334,756
Shake Shack, Inc., Class A *	17,611	1,655,082
Six Flags Entertainment Corp. *	36,548	1,660,376
Starbucks Corp.	571,203	65,048,598
Strategic Education, Inc.	11,845	839,100
Stride, Inc. *	21,370	574,426
Terminix Global Holdings, Inc. *	64,349	3,174,980
Texas Roadhouse, Inc.	31,409	3,163,200
The Cheesecake Factory, Inc. *	21,207	1,247,396
The Wendy's Co.	88,751	2,060,798
Travel & Leisure Co.	42,260	2,753,239
Vail Resorts, Inc. *	19,541	6,387,562
Vivint Smart Home, Inc. *	19,802	275,446
Wingstop, Inc.	14,503	2,069,288
WW International, Inc. *	23,135	909,205
Wyndham Hotels & Resorts, Inc.	45,320	3,401,719
Wynn Resorts Ltd. *	51,050	6,731,963
Yum! Brands, Inc.	145,080	17,405,248
		478,307,368

Diversified Financials 5.3%
Affiliated Managers Group, Inc.	20,513	3,364,132
AGNC Investment Corp.	262,617	4,868,919
Alerus Financial Corp.	6,928	228,278
Ally Financial, Inc.	181,274	9,917,501
American Express Co.	316,478	50,677,622
Ameriprise Financial, Inc.	56,455	14,669,267
Annaly Capital Management, Inc.	677,307	6,278,636
Apollo Commercial Real Estate Finance, Inc.	62,166	972,898
Apollo Global Management, Inc.	103,060	5,909,460
Arbor Realty Trust, Inc.	55,266	1,008,052
Ares Management Corp., Class A	53,186	2,934,804
ARMOUR Residential REIT, Inc.	29,394	352,434
Artisan Partners Asset Management, Inc., Class A	29,405	1,502,007
Assetmark Financial Holdings, Inc. *	8,483	221,067
B. Riley Financial, Inc.	9,104	670,419
Berkshire Hathaway, Inc., Class B *	924,498	267,586,701
BGC Partners, Inc., Class A	153,614	906,323
BlackRock, Inc.	68,809	60,348,245
Blackstone Mortgage Trust, Inc., Class A	70,752	2,266,187
Blucora, Inc. *	23,715	411,218
Brightsphere Investment Group, Inc.	27,952	622,491
Broadmark Realty Capital, Inc.	61,083	628,544
Cannae Holdings, Inc. *	41,940	1,503,549
Capital One Financial Corp.	222,857	35,830,948
Capstead Mortgage Corp.	43,176	278,485
Cboe Global Markets, Inc.	51,569	5,739,630
Chimera Investment Corp.	112,704	1,592,508
CME Group, Inc.	174,006	38,065,553
Cohen & Steers, Inc.	10,827	791,779
Coinbase Global, Inc., Class A *	7,561	1,788,479
Colony Credit Real Estate, Inc.	42,839	404,829
Cowen, Inc., Class A	13,509	531,309
Credit Acceptance Corp. *	5,568	2,491,457
Curo Group Holdings Corp.	6,571	108,487
Diamond Hill Investment Group, Inc.	1,690	296,443
Discover Financial Services	148,669	17,432,927
Donnelley Financial Solutions, Inc. *	14,818	441,725
Dynex Capital, Inc.	11,974	234,092
Ellington Financial, Inc.	20,899	394,573

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Encore Capital Group, Inc. *	15,823	732,447
Enova International, Inc. *	17,270	654,015
Equitable Holdings, Inc.	189,509	6,016,911
Evercore, Inc., Class A	20,506	2,991,005
EZCORP, Inc., Class A *	16,442	120,849
FactSet Research Systems, Inc.	18,369	6,141,859
Federated Hermes, Inc.	45,782	1,455,868
FirstCash, Inc.	20,285	1,617,120
Focus Financial Partners, Inc., Class A *	20,355	1,031,795
Franklin Resources, Inc.	131,145	4,486,470
Granite Point Mortgage Trust, Inc.	25,855	371,795
Green Dot Corp., Class A *	25,994	1,055,096
Greenhill & Co., Inc.	8,944	155,715
Hamilton Lane, Inc., Class A	15,901	1,436,973
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	38,080	1,873,917
Houlihan Lokey, Inc.	24,608	1,842,893
Interactive Brokers Group, Inc., Class A	39,133	2,632,086
Intercontinental Exchange, Inc.	272,312	30,738,579
Invesco Ltd.	183,389	5,232,088
Invesco Mortgage Capital, Inc. (a)	115,923	394,138
Janus Henderson Group plc	83,389	3,211,310
Jefferies Financial Group, Inc.	97,257	3,124,867
KKR & Co., Inc.	279,619	15,571,982
KKR Real Estate Finance Trust, Inc.	14,231	304,259
Ladder Capital Corp., Class A	58,664	686,369
Lazard Ltd., Class A	53,805	2,538,520
LendingClub Corp. *	37,748	576,789
LendingTree, Inc. *	5,255	1,078,589
LPL Financial Holdings, Inc.	38,864	5,747,208
MarketAxess Holdings, Inc.	18,373	8,571,739
MFA Financial, Inc.	220,040	961,575
Moelis & Co., Class A	27,213	1,461,066
Moody's Corp.	77,996	26,155,959
Morgan Stanley	727,551	66,170,763
Morningstar, Inc.	10,256	2,420,313
MSCI, Inc.	40,006	18,728,009
Nasdaq, Inc.	56,150	9,402,879
Navient Corp.	90,011	1,644,501
Nelnet, Inc., Class A	10,536	795,679
New Residential Investment Corp.	222,428	2,353,288
New York Mortgage Trust, Inc.	176,900	799,588
Northern Trust Corp.	101,034	12,244,310
OneMain Holdings, Inc.	44,241	2,558,899
Open Lending Corp., Class A *	47,702	1,840,343
Oportun Financial Corp. *	9,399	179,333
PennyMac Mortgage Investment Trust	50,257	985,037
Piper Sandler Cos.	6,302	803,253
PJT Partners, Inc., Class A	11,450	833,789
PRA Group, Inc. *	21,753	846,844
PROG Holdings, Inc.	33,384	1,760,004
Raymond James Financial, Inc.	59,369	7,871,736
Ready Capital Corp.	27,946	425,338
Redwood Trust, Inc.	54,470	606,251
S&P Global, Inc.	116,780	44,314,507
Safeguard Scientifics, Inc. *	8,663	60,554
Santander Consumer USA Holdings, Inc.	35,057	1,328,660
SEI Investments Co.	58,234	3,694,365
SLM Corp.	162,049	3,281,492
Starwood Property Trust, Inc.	139,826	3,550,182
State Street Corp.	170,103	14,795,559
StepStone Group, Inc., Class A	12,329	390,829
Stifel Financial Corp.	50,863	3,523,789
StoneX Group, Inc. *	8,498	575,315
Synchrony Financial	263,951	12,513,917
T. Rowe Price Group, Inc.	110,764	21,194,691
The Bank of New York Mellon Corp.	390,670	20,346,094
The Blackstone Group, Inc., Class A	332,200	30,784,974
The Carlyle Group, Inc.	57,415	2,505,591
Security	Number of Shares	Value ($)
The Charles Schwab Corp. (c)	723,354	53,419,693
The Goldman Sachs Group, Inc.	166,920	62,097,578
TPG RE Finance Trust, Inc.	27,202	354,714
Tradeweb Markets, Inc., Class A	49,349	4,134,459
Two Harbors Investment Corp.	134,696	968,464
Upstart Holdings, Inc. *(a)	5,904	875,091
Virtu Financial, Inc., Class A	39,780	1,211,301
Virtus Investment Partners, Inc.	3,262	917,372
Voya Financial, Inc.	60,478	3,962,519
Western Asset Mortgage Capital Corp.	29,566	97,863
WisdomTree Investments, Inc.	58,084	389,163
World Acceptance Corp. *	2,091	335,836
		1,110,138,558

Energy 2.7%
Antero Midstream Corp.	139,046	1,334,842
Antero Resources Corp. *	134,440	1,735,620
APA Corp.	185,726	3,863,101
Arch Resources, Inc. *	7,934	452,793
Archrock, Inc.	59,421	546,673
Baker Hughes Co.	352,324	8,596,706
Berry Corp.	32,553	207,037
Bonanza Creek Energy, Inc. *	9,326	400,645
Brigham Minerals, Inc., Class A	21,518	390,337
Bristow Group, Inc. *	11,431	311,838
Cabot Oil & Gas Corp.	193,840	3,178,976
Cactus, Inc., Class A	26,424	925,897
Callon Petroleum Co. *	22,456	863,882
Centennial Resource Development, Inc., Class A *	92,225	487,870
ChampionX Corp. *	90,252	2,391,678
Cheniere Energy, Inc. *	111,314	9,450,559
Chevron Corp.	936,503	97,199,646
Cimarex Energy Co.	49,488	3,352,812
Clean Energy Fuels Corp. *	54,094	428,424
CNX Resources Corp. *	108,853	1,482,578
Comstock Resources, Inc. *	32,801	184,670
ConocoPhillips	656,442	36,590,077
CONSOL Energy, Inc. *	12,568	192,793
Continental Resources, Inc.	30,848	1,004,719
Core Laboratories N.V.	21,606	903,131
CVR Energy, Inc.	14,717	305,378
Delek US Holdings, Inc.	30,606	682,208
Denbury, Inc. *	23,640	1,584,353
Devon Energy Corp.	286,337	7,605,111
Diamondback Energy, Inc.	87,890	7,037,352
DMC Global, Inc. *	7,322	387,846
Dorian LPG Ltd. *	14,517	206,287
Dril-Quip, Inc. *	18,084	606,357
EOG Resources, Inc.	282,982	22,734,774
EQT Corp. *	134,244	2,803,015
Equitrans Midstream Corp.	195,332	1,609,536
Exxon Mobil Corp.	2,053,349	119,853,981
Falcon Minerals Corp.	18,396	85,725
Frank's International N.V. *	57,403	192,874
Green Plains, Inc. *	19,736	629,381
Halliburton Co.	431,359	9,684,010
Helix Energy Solutions Group, Inc. *	71,485	373,867
Helmerich & Payne, Inc.	53,541	1,512,533
Hess Corp.	132,546	11,110,006
HollyFrontier Corp.	73,771	2,395,344
International Seaways, Inc.	11,955	239,578
Kinder Morgan, Inc.	941,521	17,267,495
Kosmos Energy Ltd. *	195,570	621,913
Laredo Petroleum, Inc. *	4,369	245,363
Liberty Oilfield Services, Inc., Class A *	38,655	578,279
Magnolia Oil & Gas Corp., Class A *	66,802	863,082
Marathon Oil Corp.	382,976	4,637,839

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Marathon Petroleum Corp.	315,687	19,509,457
Matador Resources Co.	52,128	1,597,202
Murphy Oil Corp.	70,088	1,520,209
Nabors Industries Ltd. *	3,018	282,545
New Fortress Energy, Inc.	8,326	350,525
Newpark Resources, Inc. *	44,395	148,279
NextDecade Corp. *	36,976	71,364
NexTier Oilfield Solutions, Inc. *	82,826	352,010
Northern Oil and Gas, Inc. *	22,996	418,757
NOV, Inc. *	188,820	3,043,778
Oasis Petroleum, Inc.	9,717	861,023
Occidental Petroleum Corp.	406,621	10,555,881
Oceaneering International, Inc. *	50,088	714,756
Oil States International, Inc. *	34,625	222,639
ONEOK, Inc.	215,387	11,359,510
Overseas Shipholding Group, Inc., Class A *	43,191	99,771
Ovintiv, Inc.	126,026	3,356,072
Par Pacific Holdings, Inc. *	18,519	257,784
Patterson-UTI Energy, Inc.	91,138	762,825
PBF Energy, Inc., Class A *	45,182	729,237
PDC Energy, Inc. *	49,217	2,077,942
Peabody Energy Corp. *	33,170	219,917
Penn Virginia Corp. *	7,145	137,756
Phillips 66	211,787	17,836,701
Pioneer Natural Resources Co.	99,697	15,172,886
ProPetro Holding Corp. *	37,690	374,639
Range Resources Corp. *	125,957	1,707,977
Renewable Energy Group, Inc. *	21,427	1,308,547
REX American Resources Corp. *	2,406	231,048
RPC, Inc. *	25,567	125,534
Schlumberger N.V.	678,171	21,247,097
Select Energy Services, Inc., Class A *	38,012	215,908
SM Energy Co.	54,217	1,078,918
Southwestern Energy Co. *	314,721	1,627,108
Talos Energy, Inc. *	15,770	223,619
Targa Resources Corp.	109,703	4,263,059
TechnipFMC plc *	205,220	1,762,840
Tellurian, Inc. *	100,459	438,001
Texas Pacific Land Corp.	3,743	5,439,028
The Williams Cos., Inc.	586,609	15,451,281
Tidewater, Inc. *	19,416	267,164
Transocean Ltd. *	285,180	1,077,980
US Silica Holdings, Inc. *	37,823	388,064
Valero Energy Corp.	198,270	15,940,908
W&T Offshore, Inc. *	46,346	173,334
Whiting Petroleum Corp. *	18,378	841,529
World Fuel Services Corp.	30,676	942,673
		559,115,873

Food & Staples Retailing 1.2%
Albertsons Cos., Inc., Class A (a)	21,993	422,046
BJ's Wholesale Club Holdings, Inc. *	66,536	2,980,147
Casey's General Stores, Inc.	17,853	3,942,657
Costco Wholesale Corp.	214,618	81,183,551
Grocery Outlet Holding Corp. *	43,069	1,467,361
Ingles Markets, Inc., Class A	6,671	413,202
Natural Grocers by Vitamin Cottage, Inc.	4,403	52,792
Performance Food Group Co. *	64,901	3,253,487
PriceSmart, Inc.	11,037	974,567
Rite Aid Corp. *	26,632	486,567
SpartanNash Co.	16,980	356,071
Sprouts Farmers Market, Inc. *	57,022	1,516,785
Sysco Corp.	247,159	20,019,879
The Andersons, Inc.	16,159	502,222
The Chefs' Warehouse, Inc. *	15,635	480,933
The Kroger Co.	369,029	13,646,692
United Natural Foods, Inc. *	27,292	1,036,004
Security	Number of Shares	Value ($)
US Foods Holding Corp. *	107,130	4,171,642
Village Super Market, Inc., Class A	4,751	114,547
Walgreens Boots Alliance, Inc.	347,296	18,288,607
Walmart, Inc.	672,481	95,512,476
Weis Markets, Inc.	8,356	425,153
		251,247,388

Food, Beverage & Tobacco 2.9%
Alico, Inc.	2,500	80,000
Altria Group, Inc.	901,542	44,373,897
AppHarvest, Inc. *(a)	28,917	481,468
Archer-Daniels-Midland Co.	270,900	18,022,977
B&G Foods, Inc. (a)	32,348	989,849
Beyond Meat, Inc. *(a)	24,033	3,494,879
Brown-Forman Corp., Class A	26,595	1,994,625
Brown-Forman Corp., Class B	88,902	7,144,165
Bunge Ltd.	68,294	5,929,285
Cal-Maine Foods, Inc.	17,958	626,914
Calavo Growers, Inc.	8,204	584,125
Campbell Soup Co.	98,579	4,797,840
Celsius Holdings, Inc. *	12,643	828,622
Coca-Cola Consolidated, Inc.	2,174	880,296
Conagra Brands, Inc.	237,015	9,030,271
Constellation Brands, Inc., Class A	82,450	19,764,914
Darling Ingredients, Inc. *	78,072	5,344,809
Flowers Foods, Inc.	95,046	2,289,658
Fresh Del Monte Produce, Inc.	15,094	505,196
Freshpet, Inc. *	20,770	3,672,551
General Mills, Inc.	296,570	18,642,390
Hormel Foods Corp.	135,415	6,573,044
Hostess Brands, Inc. *	64,007	1,003,630
Ingredion, Inc.	32,735	3,107,534
J&J Snack Foods Corp.	7,131	1,252,061
John B Sanfilippo & Son, Inc.	4,283	399,647
Kellogg Co.	123,109	8,062,408
Keurig Dr Pepper, Inc.	278,392	10,289,368
Lamb Weston Holdings, Inc.	71,061	5,861,822
Lancaster Colony Corp.	9,381	1,751,151
Landec Corp. *	13,593	162,708
Limoneira Co.	8,401	157,855
McCormick & Co., Inc. Non-Voting Shares	120,313	10,715,076
MGP Ingredients, Inc.	6,275	437,305
Mission Produce, Inc. *	2,814	57,152
Molson Coors Beverage Co., Class B *	90,751	5,292,598
Mondelez International, Inc., Class A	685,109	43,524,975
Monster Beverage Corp. *	179,617	16,932,495
National Beverage Corp.	10,730	535,749
PepsiCo, Inc.	668,841	98,948,338
Philip Morris International, Inc.	754,928	72,797,707
Pilgrim's Pride Corp. *	23,366	561,719
Post Holdings, Inc. *	28,606	3,304,851
Sanderson Farms, Inc.	9,736	1,584,534
Seaboard Corp.	126	461,790
Seneca Foods Corp., Class A *	3,084	142,604
Simply Good Foods Co. *	41,994	1,450,053
Tattooed Chef, Inc. *(a)	15,164	322,690
The Boston Beer Co., Inc., Class A *	4,421	4,678,125
The Coca-Cola Co.	1,881,650	104,036,428
The Hain Celestial Group, Inc. *	39,922	1,627,221
The Hershey Co.	71,193	12,319,949
The J.M. Smucker Co.	52,817	7,039,978
The Kraft Heinz Co.	314,006	13,687,522
Tootsie Roll Industries, Inc.	8,720	272,849
TreeHouse Foods, Inc. *	27,629	1,345,809
Turning Point Brands, Inc.	5,702	243,875
Tyson Foods, Inc., Class A	142,765	11,349,817
Universal Corp.	12,719	712,773

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Utz Brands, Inc.	24,205	559,135
Vector Group Ltd.	61,638	847,522
Vital Farms, Inc. *	7,314	155,715
		604,046,313

Health Care Equipment & Services 6.3%
1Life Healthcare, Inc. *	36,667	1,356,679
Abbott Laboratories	859,303	100,237,695
ABIOMED, Inc. *	21,982	6,255,638
Acadia Healthcare Co., Inc. *	43,111	2,774,624
Accolade, Inc. *	7,273	367,214
Accuray, Inc. *	49,783	212,076
Acutus Medical, Inc. *	4,828	78,552
AdaptHealth Corp. *	36,966	968,140
Addus HomeCare Corp. *	7,466	718,005
Align Technology, Inc. *	34,866	20,576,170
Allscripts Healthcare Solutions, Inc. *	67,227	1,169,077
Amedisys, Inc. *	16,042	4,144,772
American Well Corp., Class A *	26,708	332,515
AmerisourceBergen Corp.	71,351	8,186,814
AMN Healthcare Services, Inc. *	23,455	2,080,458
AngioDynamics, Inc. *	17,772	410,889
Anthem, Inc.	118,794	47,306,147
Apollo Medical Holdings, Inc. *	6,440	224,627
Apria, Inc. *	4,327	131,757
AtriCure, Inc. *	22,360	1,670,963
Atrion Corp.	662	411,102
Avanos Medical, Inc. *	23,088	925,829
AxoGen, Inc. *	17,440	354,032
Axonics, Inc. *	16,575	956,212
Baxter International, Inc.	245,171	20,133,442
Becton Dickinson & Co.	140,843	34,068,513
BioLife Solutions, Inc. *	11,958	398,321
Bioventus, Inc., Class A *	5,893	104,778
Boston Scientific Corp. *	687,418	29,249,636
Brookdale Senior Living, Inc. *	90,292	608,568
Cantel Medical Corp. *	18,516	1,505,906
Cardinal Health, Inc.	142,780	8,005,675
Cardiovascular Systems, Inc. *	20,022	784,662
Castle Biosciences, Inc. *	8,567	513,420
Castlight Health, Inc., Class B *	69,131	125,818
Centene Corp. *	282,534	20,794,502
Cerner Corp.	148,060	11,585,695
Certara, Inc. *	21,100	555,141
Cerus Corp. *	76,127	440,775
Change Healthcare, Inc. *	108,496	2,543,146
Chemed Corp.	7,797	3,830,978
Cigna Corp.	170,437	44,117,617
Clover Health Investments Corp. *(a)	54,073	413,118
Community Health Systems, Inc. *	56,367	804,357
Computer Programs & Systems, Inc.	6,763	218,918
CONMED Corp.	14,169	1,950,930
CorVel Corp. *	4,851	604,435
Covetrus, Inc. *	46,793	1,298,038
CryoLife, Inc. *	18,168	523,420
CryoPort, Inc. *	22,803	1,275,144
CVS Health Corp.	635,259	54,911,788
Danaher Corp.	307,380	78,732,313
DaVita, Inc. *	35,099	4,214,337
DENTSPLY SIRONA, Inc.	105,912	7,087,631
DexCom, Inc. *	46,529	17,187,347
Eargo, Inc. *	4,950	168,399
Edwards Lifesciences Corp. *	302,821	29,040,534
Encompass Health Corp.	48,150	4,130,788
Envista Holdings Corp. *	78,392	3,421,027
Evolent Health, Inc., Class A *	37,297	724,681
Fulgent Genetics, Inc. *(a)	8,523	631,299
Glaukos Corp. *	21,777	1,602,352
Security	Number of Shares	Value ($)
Globus Medical, Inc., Class A *	38,210	2,753,413
GoodRx Holdings, Inc., Class A *(a)	19,056	707,168
Guardant Health, Inc. *	41,156	5,108,283
Haemonetics Corp. *	24,802	1,400,321
Hanger, Inc. *	17,636	455,538
HCA Healthcare, Inc.	128,350	27,568,296
Health Catalyst, Inc. *	16,496	885,670
HealthEquity, Inc. *	40,852	3,395,618
HealthStream, Inc. *	13,429	351,571
Henry Schein, Inc. *	69,386	5,276,111
Heska Corp. *	4,778	946,761
Hill-Rom Holdings, Inc.	32,098	3,571,865
Hims & Hers Health, Inc. *(a)	32,417	467,129
Hologic, Inc. *	124,612	7,858,033
Humana, Inc.	62,464	27,340,493
ICU Medical, Inc. *	9,556	1,988,221
IDEXX Laboratories, Inc. *	41,451	23,134,218
Inari Medical, Inc. *	3,776	328,323
Inogen, Inc. *	9,050	559,380
Inovalon Holdings, Inc., Class A *	38,517	1,207,893
Inspire Medical Systems, Inc. *	13,061	2,537,752
Insulet Corp. *	32,042	8,640,766
Integer Holdings Corp. *	15,827	1,431,869
Integra LifeSciences Holdings Corp. *	34,383	2,374,146
Intersect ENT, Inc. *	15,185	268,015
Intuitive Surgical, Inc. *	57,103	48,091,005
Invacare Corp. *	16,822	134,576
iRhythm Technologies, Inc. *	14,040	1,059,458
Laboratory Corp. of America Holdings *	47,227	12,962,867
Lantheus Holdings, Inc. *	32,943	798,868
LeMaitre Vascular, Inc.	7,302	373,935
LHC Group, Inc. *	15,312	3,014,167
LivaNova plc *	23,481	1,961,603
Lucira Health, Inc. *(a)	6,472	31,972
Magellan Health, Inc. *	10,838	1,020,831
Masimo Corp. *	24,733	5,332,435
McKesson Corp.	77,130	14,839,041
MEDNAX, Inc. *	41,643	1,331,743
Medtronic plc	653,582	82,736,945
Meridian Bioscience, Inc. *	20,103	417,338
Merit Medical Systems, Inc. *	23,859	1,439,652
Mesa Laboratories, Inc.	2,272	559,048
ModivCare, Inc. *	5,827	857,909
Molina Healthcare, Inc. *	28,075	7,056,932
Multiplan Corp. *	125,947	1,062,993
National HealthCare Corp.	5,995	438,894
National Research Corp.	6,051	289,419
Natus Medical, Inc. *	17,772	476,290
Neogen Corp. *	25,444	2,348,736
Nevro Corp. *	16,801	2,531,911
NextGen Healthcare, Inc. *	26,809	440,204
Novocure Ltd. *	41,465	8,458,860
NuVasive, Inc. *	24,717	1,685,699
Omnicell, Inc. *	21,249	2,953,611
Ontrak, Inc. *	2,573	78,168
Option Care Health, Inc. *	41,461	760,395
OraSure Technologies, Inc. *	32,009	307,606
Ortho Clinical Diagnostics Holdings plc *	38,854	798,450
Orthofix Medical, Inc. *	9,039	367,887
OrthoPediatrics Corp. *	6,378	360,293
Outset Medical, Inc. *	9,395	453,497
Owens & Minor, Inc.	35,106	1,569,589
Patterson Cos., Inc.	42,703	1,389,556
Penumbra, Inc. *	16,471	4,103,091
PetIQ, Inc. *	11,508	472,979
Phreesia, Inc. *	16,163	800,068
Premier, Inc., Class A	33,221	1,096,293
Progyny, Inc. *	17,567	1,124,991
Pulmonx Corp. *	4,964	213,055

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Quest Diagnostics, Inc.	65,009	8,559,735
Quidel Corp. *	18,677	2,205,940
R1 RCM, Inc. *	68,714	1,590,729
RadNet, Inc. *	19,929	527,521
ResMed, Inc.	70,469	14,506,044
Schrodinger, Inc. *	17,676	1,240,502
SeaSpine Holdings Corp. *	9,227	188,046
Select Medical Holdings Corp.	52,231	2,092,896
Shockwave Medical, Inc. *	14,975	2,694,002
SI-BONE, Inc. *	12,070	364,152
Signify Health, Inc., Class A *	11,576	292,873
Silk Road Medical, Inc. *	16,439	798,607
Simulations Plus, Inc.	7,338	387,300
SmileDirectClub, Inc. *(a)	40,506	332,554
SOC Telemed, Inc. *(a)	18,204	109,224
STAAR Surgical Co. *	22,918	3,346,716
STERIS plc	41,539	7,928,134
Stryker Corp.	158,880	40,557,298
Surgery Partners, Inc. *	13,783	806,719
Surmodics, Inc. *	6,259	332,040
Tabula Rasa HealthCare, Inc. *	12,120	523,705
Tactile Systems Technology, Inc. *	9,994	537,377
Talis Biomedical Corp. *	6,851	66,729
Tandem Diabetes Care, Inc. *	30,549	2,608,579
Teladoc Health, Inc. *	62,928	9,475,698
Teleflex, Inc.	22,699	9,129,311
Tenet Healthcare Corp. *	51,391	3,438,572
The Cooper Cos., Inc.	23,713	9,329,880
The Ensign Group, Inc.	24,685	2,053,792
The Pennant Group, Inc. *	12,342	422,960
Tivity Health, Inc. *	17,513	458,841
TransMedics Group, Inc. *	11,559	296,373
Triple-S Management Corp., Class B *	10,758	272,177
UnitedHealth Group, Inc.	458,415	188,830,307
Universal Health Services, Inc., Class B	37,461	5,979,899
US Physical Therapy, Inc.	6,212	722,828
Vapotherm, Inc. *	10,439	206,483
Varex Imaging Corp. *	19,271	483,509
Veeva Systems, Inc., Class A *	66,168	19,277,385
ViewRay, Inc. *	50,889	299,227
Vocera Communications, Inc. *	15,411	519,659
West Pharmaceutical Services, Inc.	36,006	12,512,445
Zimmer Biomet Holdings, Inc.	100,640	16,940,731
		1,312,564,648

Household & Personal Products 1.4%
BellRing Brands, Inc., Class A *	19,377	555,732
Central Garden & Pet Co. *	5,124	281,461
Central Garden & Pet Co., Class A *	18,799	948,410
Church & Dwight Co., Inc.	118,844	10,188,496
Colgate-Palmolive Co.	411,791	34,499,850
Coty, Inc., Class A *	143,179	1,275,725
Edgewell Personal Care Co.	25,245	1,145,618
elf Beauty, Inc. *	18,140	507,920
Energizer Holdings, Inc.	28,695	1,321,118
Herbalife Nutrition Ltd. *	42,327	2,225,130
Inter Parfums, Inc.	8,695	664,994
Kimberly-Clark Corp.	163,991	21,422,144
LifeMD, Inc. *	8,445	108,772
Medifast, Inc.	5,517	1,833,023
Nu Skin Enterprises, Inc., Class A	24,177	1,454,488
Revlon, Inc., Class A *(a)	7,050	90,311
Reynolds Consumer Products, Inc.	26,381	795,123
Spectrum Brands Holdings, Inc.	18,880	1,678,243
The Clorox Co.	61,163	10,809,337
The Estee Lauder Cos., Inc., Class A	111,309	34,118,435
The Procter & Gamble Co.	1,193,637	160,961,950
Security	Number of Shares	Value ($)
USANA Health Sciences, Inc. *	6,007	635,180
WD-40 Co.	6,754	1,653,379
		289,174,839

Insurance 2.1%
Aflac, Inc.	309,564	17,546,088
Alleghany Corp. *	6,738	4,828,249
Ambac Financial Group, Inc. *	22,094	333,398
American Equity Investment Life Holding Co.	40,556	1,236,958
American Financial Group, Inc.	34,101	4,537,479
American International Group, Inc.	418,452	22,111,004
American National Group, Inc.	4,280	642,086
AMERISAFE, Inc.	9,397	615,785
Aon plc, Class A	109,620	27,774,419
Arch Capital Group Ltd. *	195,186	7,785,970
Argo Group International Holdings Ltd.	16,873	905,068
Arthur J. Gallagher & Co.	99,343	14,564,677
Assurant, Inc.	28,397	4,576,177
Assured Guaranty Ltd.	36,947	1,759,786
Athene Holding Ltd., Class A *	60,710	3,802,267
Axis Capital Holdings Ltd.	39,161	2,100,596
Brighthouse Financial, Inc. *	41,637	2,026,056
Brown & Brown, Inc.	114,328	6,004,507
BRP Group, Inc., Class A *	20,718	509,248
Chubb Ltd.	218,277	37,104,907
Cincinnati Financial Corp.	72,371	8,808,274
Citizens, Inc. *(a)	22,140	115,571
CNA Financial Corp.	13,410	641,132
CNO Financial Group, Inc.	63,534	1,687,463
Crawford & Co., Class A	6,950	67,207
Crawford & Co., Class B	7,017	65,539
Donegal Group, Inc., Class A	4,519	69,096
eHealth, Inc. *	12,690	828,023
Employers Holdings, Inc.	15,020	633,844
Enstar Group Ltd. *	6,380	1,619,818
Erie Indemnity Co., Class A	11,991	2,411,750
Everest Re Group Ltd.	19,455	5,057,522
Fidelity National Financial, Inc.	142,119	6,678,172
First American Financial Corp.	53,677	3,451,968
Genworth Financial, Inc., Class A *	245,391	1,030,642
Globe Life, Inc.	45,729	4,820,751
GoHealth, Inc., Class A *	20,633	234,597
Goosehead Insurance, Inc., Class A	8,273	743,495
Greenlight Capital Re Ltd., Class A *	15,483	143,218
Horace Mann Educators Corp.	21,290	848,832
Independence Holding Co.	4,644	204,429
James River Group Holdings Ltd.	17,902	625,138
Kemper Corp.	30,051	2,249,918
Kinsale Capital Group, Inc.	10,269	1,709,378
Lemonade, Inc. *(a)	8,440	763,567
Lincoln National Corp.	87,022	6,073,265
Loews Corp.	110,734	6,464,651
Markel Corp. *	6,645	8,143,381
Marsh & McLennan Cos., Inc.	246,454	34,096,911
MBIA, Inc. *	19,330	193,107
Mercury General Corp.	13,638	867,377
MetLife, Inc.	363,580	23,763,589
MetroMile, Inc. *(a)	34,587	293,298
National Western Life Group, Inc., Class A	1,192	292,064
NI Holdings, Inc. *	3,867	73,705
Old Republic International Corp.	136,512	3,584,805
Palomar Holdings, Inc. *	10,512	767,376
Primerica, Inc.	19,216	3,117,027
Principal Financial Group, Inc.	122,160	7,988,042
ProAssurance Corp.	27,540	670,599
Prudential Financial, Inc.	192,040	20,542,519

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Reinsurance Group of America, Inc.	33,281	4,194,404
RenaissanceRe Holdings Ltd.	24,659	3,800,445
RLI Corp.	19,236	2,029,013
Root, Inc., Class A *(a)	12,928	117,903
Safety Insurance Group, Inc.	7,402	629,984
Selective Insurance Group, Inc.	29,231	2,200,217
Selectquote, Inc. *	20,585	418,287
SiriusPoint Ltd. *	40,783	429,037
Stewart Information Services Corp.	13,316	803,621
The Allstate Corp.	147,019	20,084,266
The Hanover Insurance Group, Inc.	17,828	2,486,828
The Hartford Financial Services Group, Inc.	173,532	11,340,316
The Progressive Corp.	283,993	28,138,026
The Travelers Cos., Inc.	122,197	19,514,861
Trean Insurance Group, Inc. *	5,875	98,700
Trupanion, Inc. *	15,716	1,417,112
United Fire Group, Inc.	11,168	342,299
United Insurance Holdings Corp.	12,549	70,776
Universal Insurance Holdings, Inc.	9,272	130,735
Unum Group	98,693	3,056,522
W.R. Berkley Corp.	67,465	5,261,595
Watford Holdings Ltd. *	9,526	332,838
White Mountains Insurance Group Ltd.	1,463	1,745,886
Willis Towers Watson plc	62,663	16,377,602
		448,227,058

Materials 3.0%
AdvanSix, Inc. *	13,766	435,832
Air Products and Chemicals, Inc.	107,200	32,123,552
Albemarle Corp.	56,632	9,462,075
Alcoa Corp. *	90,276	3,581,249
Allegheny Technologies, Inc. *	60,984	1,493,498
Amcor plc	753,078	8,886,320
American Vanguard Corp.	12,658	232,781
Amyris, Inc. *	82,065	1,167,785
AptarGroup, Inc.	31,458	4,634,078
Arconic Corp. *	47,061	1,702,196
Ashland Global Holdings, Inc.	26,673	2,529,667
Avery Dennison Corp.	40,305	8,888,462
Avient Corp.	44,854	2,331,511
Axalta Coating Systems Ltd. *	100,172	3,249,580
Balchem Corp.	15,928	2,086,568
Ball Corp.	158,952	13,059,496
Berry Global Group, Inc. *	64,697	4,412,982
Cabot Corp.	27,527	1,750,167
Carpenter Technology Corp.	23,577	1,129,810
Celanese Corp.	55,493	9,181,317
Century Aluminum Co. *	23,896	325,225
CF Industries Holdings, Inc.	103,399	5,497,725
Chase Corp.	3,389	359,234
Clearwater Paper Corp. *	8,592	245,130
Cleveland-Cliffs, Inc. *	221,355	4,453,663
Coeur Mining, Inc. *	117,595	1,222,988
Commercial Metals Co.	58,964	1,855,597
Compass Minerals International, Inc.	16,612	1,161,179
Corteva, Inc.	361,092	16,429,686
Crown Holdings, Inc.	65,290	6,740,540
Danimer Scientific, Inc. *	29,970	664,735
Domtar Corp. *	27,941	1,515,240
Dow, Inc.	360,910	24,693,462
DuPont de Nemours, Inc.	260,812	22,062,087
Eagle Materials, Inc. *	20,585	3,021,055
Eastman Chemical Co.	65,711	8,240,159
Ecolab, Inc.	120,628	25,944,670
Element Solutions, Inc.	105,467	2,466,873
Ferro Corp. *	41,844	903,830
FMC Corp.	62,802	7,328,365
Security	Number of Shares	Value ($)
Forterra, Inc. *	7,587	177,384
Freeport-McMoRan, Inc.	707,439	30,221,794
FutureFuel Corp.	13,740	141,110
Gatos Silver, Inc. *	10,806	184,134
GCP Applied Technologies, Inc. *	22,892	558,107
Glatfelter Corp.	22,476	331,746
Graphic Packaging Holding Co.	131,556	2,325,910
Greif, Inc., Class A	16,504	1,018,462
H.B. Fuller Co.	25,400	1,755,648
Hawkins, Inc.	9,910	337,138
Haynes International, Inc.	6,057	210,784
Hecla Mining Co.	253,535	2,281,815
Huntsman Corp.	95,195	2,701,634
Ingevity Corp. *	19,926	1,640,109
Innospec, Inc.	11,798	1,192,896
International Flavors & Fragrances, Inc.	120,729	17,103,677
International Paper Co.	190,754	12,036,577
Kaiser Aluminum Corp.	7,748	1,002,514
Koppers Holdings, Inc. *	9,276	321,599
Kraton Corp. *	15,257	517,975
Kronos Worldwide, Inc.	9,138	148,401
Linde plc	253,518	76,207,511
Livent Corp. *	72,116	1,406,983
Loop Industries, Inc. *	8,205	75,732
Louisiana-Pacific Corp.	51,793	3,481,007
LyondellBasell Industries N.V., Class A	124,835	14,058,918
Martin Marietta Materials, Inc.	30,131	10,957,138
Materion Corp.	9,371	738,903
McEwen Mining, Inc. *	151,655	222,933
Mercer International, Inc.	20,679	306,876
Minerals Technologies, Inc.	16,025	1,394,175
MP Materials Corp. *(a)	29,416	826,001
Myers Industries, Inc.	18,891	416,169
Neenah, Inc.	8,204	434,238
NewMarket Corp.	3,663	1,257,251
Newmont Corp.	388,230	28,527,140
Nucor Corp.	144,485	14,815,492
O-I Glass, Inc. *	77,280	1,424,270
Olin Corp.	68,881	3,367,592
Orion Engineered Carbons S.A. *	29,061	588,195
Packaging Corp. of America	46,007	6,838,940
Pactiv Evergreen, Inc.	19,606	290,953
PPG Industries, Inc.	114,790	20,630,059
PQ Group Holdings, Inc.	23,297	380,673
Quaker Chemical Corp.	6,335	1,536,554
Ranpak Holdings Corp. *	16,911	373,395
Rayonier Advanced Materials, Inc. *	30,701	237,012
Reliance Steel & Aluminum Co.	30,816	5,179,245
Resolute Forest Products, Inc. *	41,040	692,345
Royal Gold, Inc.	31,965	3,956,308
RPM International, Inc.	63,303	5,920,730
Schnitzer Steel Industries, Inc., Class A	12,811	697,943
Schweitzer-Mauduit International, Inc.	14,852	607,595
Sealed Air Corp.	75,324	4,282,923
Sensient Technologies Corp.	20,932	1,815,851
Silgan Holdings, Inc.	38,575	1,625,165
Sonoco Products Co.	47,934	3,236,504
Steel Dynamics, Inc.	97,944	6,114,644
Stepan Co.	10,149	1,366,664
Summit Materials, Inc., Class A *	56,195	1,956,710
SunCoke Energy, Inc.	44,326	333,775
The Chemours Co.	79,291	2,848,926
The Mosaic Co.	166,386	6,013,190
The Scotts Miracle-Gro Co.	19,681	4,278,059
The Sherwin-Williams Co.	117,151	33,215,823
TimkenSteel Corp. *	19,416	294,152
Tredegar Corp.	13,462	205,161
Trinseo S.A.	18,521	1,202,754
Tronox Holdings plc, Class A	52,701	1,237,419

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
United States Lime & Minerals, Inc.	858	119,391
United States Steel Corp.	128,999	3,344,944
US Concrete, Inc. *	7,470	425,715
Valvoline, Inc.	89,465	2,952,345
Venator Materials plc *	36,970	183,741
Verso Corp., Class A	16,635	282,961
Vulcan Materials Co.	64,184	11,766,211
W.R. Grace & Co.	30,133	2,064,713
Warrior Met Coal, Inc.	25,149	460,227
Westlake Chemical Corp.	16,855	1,700,164
Westrock Co.	127,293	7,423,728
Worthington Industries, Inc.	16,490	1,094,441
		633,374,360

Media & Entertainment 8.9%
Activision Blizzard, Inc.	376,131	36,578,740
Advantage Solutions, Inc. *	50,738	639,299
Alphabet, Inc., Class A *	145,844	343,732,431
Alphabet, Inc., Class C *	139,774	337,073,387
Altice USA, Inc., Class A *	118,069	4,257,568
AMC Entertainment Holdings, Inc., Class A *(a)	183,117	4,783,016
AMC Networks, Inc., Class A *	14,360	770,845
Angi, Inc. *	38,501	545,944
Bumble, Inc., Class A *	24,385	1,163,652
Cable One, Inc.	2,634	4,782,185
Cardlytics, Inc. *	15,082	1,606,987
Cargurus, Inc. *	42,365	1,195,540
Cars.com, Inc. *	31,602	461,705
Charter Communications, Inc., Class A *	68,589	47,637,118
Cinemark Holdings, Inc. *	53,081	1,202,815
Clear Channel Outdoor Holdings, Inc. *	237,173	566,844
Comcast Corp., Class A	2,216,209	127,077,424
Discovery, Inc., Class A *(a)	78,959	2,535,374
Discovery, Inc., Class C *	140,178	4,212,349
DISH Network Corp., Class A *	119,022	5,179,837
Electronic Arts, Inc.	139,236	19,901,002
Emerald Holding, Inc. *	11,798	66,659
Entercom Communications Corp. *	57,456	249,934
Eventbrite, Inc., Class A *	32,934	668,560
EverQuote, Inc., Class A *	4,507	142,106
Facebook, Inc., Class A *	1,166,550	383,479,982
Fox Corp., Class A	161,376	6,027,394
Fox Corp., Class B	75,058	2,723,104
fuboTV, Inc. *(a)	24,065	571,303
Gannett Co., Inc. *	63,630	326,422
Gray Television, Inc.	44,610	1,037,629
Hemisphere Media Group, Inc. *	10,840	134,091
IAC/InterActiveCorp *	40,097	6,394,269
iHeartMedia, Inc., Class A *	54,384	1,262,253
John Wiley & Sons, Inc., Class A	21,563	1,366,663
Liberty Broadband Corp., Class A *	11,453	1,856,073
Liberty Broadband Corp., Class C *	102,728	17,082,639
Liberty Media Corp. - Liberty Braves, Class A *	5,336	148,981
Liberty Media Corp. - Liberty Braves, Class C *	16,907	462,406
Liberty Media Corp. - Liberty Formula One, Class A *	12,682	507,787
Liberty Media Corp. - Liberty Formula One, Class C *	98,902	4,415,974
Liberty Media Corp. - Liberty SiriusXM, Class A *	38,797	1,693,877
Liberty Media Corp. - Liberty SiriusXM, Class C *	82,674	3,597,146
Liberty TripAdvisor Holdings, Inc., Class A *	34,832	165,800
Security	Number of Shares	Value ($)
Lions Gate Entertainment Corp., Class A *	27,451	534,746
Lions Gate Entertainment Corp., Class B *	60,477	1,051,090
Live Nation Entertainment, Inc. *	70,027	6,310,133
Loral Space & Communications, Inc.	5,628	213,020
Madison Square Garden Entertainment Corp. *	8,429	752,120
Madison Square Garden Sports Corp. *	8,351	1,545,269
Magnite, Inc. *	56,257	1,670,833
Match Group, Inc. *	130,340	18,688,149
MediaAlpha, Inc., Class A *	7,641	323,367
Meredith Corp. *	19,580	659,454
MSG Networks, Inc., Class A *	19,130	294,985
National CineMedia, Inc.	26,030	125,985
Netflix, Inc. *	214,793	108,000,068
News Corp., Class A	189,557	5,116,143
News Corp., Class B	57,925	1,488,093
Nexstar Media Group, Inc., Class A	21,319	3,238,569
Omnicom Group, Inc.	103,969	8,550,411
Pinterest, Inc., Class A *	257,962	16,844,919
Playtika Holding Corp. *	33,821	927,710
QuinStreet, Inc. *	22,725	411,550
Roku, Inc. *	53,825	18,661,666
Scholastic Corp.	14,412	485,396
Sciplay Corp., Class A *	11,313	195,149
Sinclair Broadcast Group, Inc., Class A	23,262	783,697
Sirius XM Holdings, Inc. (a)	560,968	3,506,050
Skillz, Inc. *(a)	114,975	1,953,425
Snap, Inc., Class A *	449,265	27,908,342
Take-Two Interactive Software, Inc. *	55,871	10,367,423
TechTarget, Inc. *	11,459	805,682
TEGNA, Inc.	105,390	2,043,512
The E.W. Scripps Co., Class A	27,330	579,669
The Interpublic Group of Cos., Inc.	189,037	6,368,657
The Marcus Corp. *	11,195	236,326
The New York Times Co., Class A	69,681	2,983,740
The Walt Disney Co. *	880,250	157,256,663
TripAdvisor, Inc. *	47,092	2,046,147
TrueCar, Inc. *	46,144	272,711
Twitter, Inc. *	386,800	22,434,400
ViacomCBS, Inc., Class B	290,194	12,310,030
Vimeo, Inc. *	65,054	2,732,253
Warner Music Group Corp., Class A	43,367	1,556,442
WideOpenWest, Inc. *	23,475	391,328
World Wrestling Entertainment, Inc., Class A	23,417	1,307,605
Yelp, Inc. *	33,795	1,355,517
Zillow Group, Inc., Class A *	17,775	2,102,605
Zillow Group, Inc., Class C *	74,707	8,764,625
ZoomInfo Technologies, Inc., Class A *	45,454	1,992,249
Zynga, Inc., Class A *	489,233	5,303,286
		1,853,736,323

Pharmaceuticals, Biotechnology & Life Sciences 6.9%
10X Genomics, Inc., Class A *	35,520	6,393,600
4D Molecular Therapeutics, Inc. *	4,626	122,867
89bio, Inc. *	2,822	53,336
AbbVie, Inc.	855,927	96,890,936
ACADIA Pharmaceuticals, Inc. *	55,747	1,245,388
Acceleron Pharma, Inc. *	25,311	3,312,957
Adaptive Biotechnologies Corp. *	39,760	1,503,326
Adverum Biotechnologies, Inc. *	45,649	157,946
Aerie Pharmaceuticals, Inc. *	25,119	409,188
Agenus, Inc. *	73,515	313,174
Agilent Technologies, Inc.	147,684	20,399,591
Agios Pharmaceuticals, Inc. *	28,339	1,580,749
Akebia Therapeutics, Inc. *	70,108	246,079

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Akero Therapeutics, Inc. *	8,659	226,693
Akouos, Inc. *	6,660	86,980
Alector, Inc. *	25,770	458,706
Alexion Pharmaceuticals, Inc. *	106,747	18,846,183
Aligos Therapeutics, Inc. *(a)	5,047	140,710
Alkermes plc *	76,768	1,740,331
Allakos, Inc. *	15,082	1,529,918
Allogene Therapeutics, Inc. *	31,122	799,835
Allovir, Inc. *	7,814	183,160
Alnylam Pharmaceuticals, Inc. *	56,747	8,057,507
Altimmune, Inc. *	12,839	162,413
ALX Oncology Holdings, Inc. *	5,509	311,589
Amgen, Inc.	279,838	66,584,654
Amicus Therapeutics, Inc. *	128,119	1,186,382
Amneal Pharmaceuticals, Inc. *	52,949	299,691
Amphastar Pharmaceuticals, Inc. *	16,064	303,931
AnaptysBio, Inc. *	10,833	258,584
ANI Pharmaceuticals, Inc. *	2,754	94,600
Anika Therapeutics, Inc. *	7,466	348,289
Annexon, Inc. *	7,011	148,072
Antares Pharma, Inc. *	85,900	341,023
Apellis Pharmaceuticals, Inc. *	29,568	1,664,087
Applied Molecular Transport, Inc. *	6,825	327,190
Arcturus Therapeutics Holdings, Inc. *	11,485	335,592
Arcus Biosciences, Inc. *	22,991	570,637
Arcutis Biotherapeutics, Inc. *	15,070	397,094
Arena Pharmaceuticals, Inc. *	29,983	1,832,261
Arrowhead Pharmaceuticals, Inc. *	50,431	3,661,291
Arvinas, Inc. *	16,211	1,179,188
Assembly Biosciences, Inc. *	19,329	76,736
Atara Biotherapeutics, Inc. *	42,846	580,992
Atea Pharmaceuticals, Inc. *	5,976	122,030
Athenex, Inc. *	37,639	176,527
Athira Pharma, Inc. *	10,697	213,298
Avantor, Inc. *	250,930	8,067,399
Avidity Biosciences, Inc. *	7,840	186,122
Avrobio, Inc. *	11,352	102,054
Axsome Therapeutics, Inc. *	12,584	763,975
Beam Therapeutics, Inc. *	12,912	1,010,106
Berkeley Lights, Inc. *	3,698	160,863
Bio-Rad Laboratories, Inc., Class A *	10,369	6,245,975
Bio-Techne Corp.	18,902	7,822,215
BioAtla, Inc. *	5,632	242,458
BioCryst Pharmaceuticals, Inc. *	87,106	1,373,662
Biogen, Inc. *	73,668	19,704,717
Biohaven Pharmaceutical Holding Co., Ltd. *	26,120	2,272,440
BioMarin Pharmaceutical, Inc. *	87,904	6,794,979
Bioxcel Therapeutics, Inc. *	7,121	235,207
Black Diamond Therapeutics, Inc. *	7,578	99,423
Bluebird Bio, Inc. *	31,917	993,257
Blueprint Medicines Corp. *	28,537	2,606,855
Bolt Biotherapeutics, Inc. *(a)	5,965	104,447
Bridgebio Pharma, Inc. *	47,311	2,800,811
Bristol-Myers Squibb Co.	1,086,498	71,404,649
Bruker Corp.	48,646	3,377,978
C4 Therapeutics, Inc. *	4,755	175,697
Cara Therapeutics, Inc. *	20,501	278,609
CareDx, Inc. *	25,561	2,055,104
CASI Pharmaceuticals, Inc. *	24,600	39,360
Catalent, Inc. *	82,774	8,677,198
Catalyst Pharmaceuticals, Inc. *	49,862	275,737
Cerevel Therapeutics Holdings, Inc. *	17,803	233,575
Charles River Laboratories International, Inc. *	24,073	8,136,433
ChemoCentryx, Inc. *	24,176	245,386
Chimerix, Inc. *	35,431	277,070
Clene, Inc. *(a)	11,297	128,786
Clovis Oncology, Inc. *(a)	46,886	240,525
Security	Number of Shares	Value ($)
Codexis, Inc. *	27,165	556,882
Coherus Biosciences, Inc. *	29,313	385,759
Collegium Pharmaceutical, Inc. *	16,927	404,386
Constellation Pharmaceuticals, Inc. *	15,044	298,022
Corbus Pharmaceuticals Holdings, Inc. *	39,180	85,021
Corcept Therapeutics, Inc. *	52,531	1,134,670
Cortexyme, Inc. *(a)	6,381	263,982
Crinetics Pharmaceuticals, Inc. *	8,941	156,915
Cue Biopharma, Inc. *	13,309	190,851
Cullinan Oncology, Inc. *	6,268	186,348
Cyclerion Therapeutics, Inc. *	15,625	50,625
Cymabay Therapeutics, Inc. *	32,817	138,816
Cytokinetics, Inc. *	33,115	722,900
CytomX Therapeutics, Inc. *	35,937	257,309
Deciphera Pharmaceuticals, Inc. *	19,186	647,336
Denali Therapeutics, Inc. *	39,028	2,481,790
Dicerna Pharmaceuticals, Inc. *	34,285	1,117,691
Dynavax Technologies Corp. *	53,105	435,461
Dyne Therapeutics, Inc. *	8,984	171,684
Eagle Pharmaceuticals, Inc. *	6,446	255,391
Editas Medicine, Inc. *	31,930	1,084,023
Elanco Animal Health, Inc. *	230,185	8,282,056
Eli Lilly & Co.	385,753	77,050,304
Emergent BioSolutions, Inc. *	21,787	1,321,382
Enanta Pharmaceuticals, Inc. *	8,381	407,819
Endo International plc *	114,463	671,898
Epizyme, Inc. *	46,517	382,835
Esperion Therapeutics, Inc. *(a)	14,181	282,344
Evelo Biosciences, Inc. *(a)	9,637	129,329
Exact Sciences Corp. *	82,269	9,093,193
Exelixis, Inc. *	149,553	3,372,420
Fate Therapeutics, Inc. *	38,915	2,980,889
FibroGen, Inc. *	39,707	843,774
Flexion Therapeutics, Inc. *	22,312	186,751
Forma Therapeutics Holdings, Inc. *	9,642	270,651
Frequency Therapeutics, Inc. *	14,998	132,732
G1 Therapeutics, Inc. *	17,404	378,015
Gemini Therapeutics, Inc. *	16,225	199,567
Generation Bio Co. *	10,019	343,251
Geron Corp. *	157,524	217,383
Gilead Sciences, Inc.	608,633	40,236,728
Global Blood Therapeutics, Inc. *	29,739	1,142,870
Gossamer Bio, Inc. *	24,927	211,132
Gritstone bio, Inc. *	9,613	88,440
Halozyme Therapeutics, Inc. *	61,617	2,551,560
Harpoon Therapeutics, Inc. *	12,040	248,265
Heron Therapeutics, Inc. *	38,579	511,943
Homology Medicines, Inc. *	12,245	81,307
Horizon Therapeutics plc *	108,739	9,967,017
Humanigen, Inc. *(a)	19,859	401,748
IGM Biosciences, Inc. *	3,226	240,821
Illumina, Inc. *	70,716	28,685,238
ImmunityBio, Inc. *(a)	19,785	347,227
ImmunoGen, Inc. *	100,438	620,707
Immunovant, Inc. *	24,071	364,916
Incyte Corp. *	90,325	7,567,428
Inhibrx, Inc. *	3,382	71,563
Innoviva, Inc. *	31,454	423,056
Inovio Pharmaceuticals, Inc. *(a)	101,437	765,849
Inozyme Pharma, Inc. *	3,259	53,317
Insmed, Inc. *	54,752	1,346,899
Intellia Therapeutics, Inc. *	30,539	2,288,593
Intercept Pharmaceuticals, Inc. *	12,547	208,657
Intra-Cellular Therapies, Inc. *	34,229	1,348,965
Invitae Corp. *	84,582	2,434,270
Ionis Pharmaceuticals, Inc. *	68,101	2,536,762
Iovance Biotherapeutics, Inc. *	67,704	1,257,263
IQVIA Holdings, Inc. *	92,799	22,286,608
Ironwood Pharmaceuticals, Inc. *	79,256	916,992

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
iTeos Therapeutics, Inc. *	5,125	105,267
Jazz Pharmaceuticals plc *	29,111	5,185,542
Johnson & Johnson	1,274,252	215,667,151
Jounce Therapeutics, Inc. *	10,154	79,709
Kadmon Holdings, Inc. *	78,380	300,979
Kaleido Biosciences, Inc. *	7,681	55,150
Karuna Therapeutics, Inc. *	8,962	1,002,131
Karyopharm Therapeutics, Inc. *	32,902	305,331
Keros Therapeutics, Inc. *	3,212	175,247
Kinnate Biopharma, Inc. *	6,802	159,711
Kodiak Sciences, Inc. *	15,588	1,303,469
Kronos Bio, Inc. *	6,426	156,859
Krystal Biotech, Inc. *	8,914	581,549
Kura Oncology, Inc. *	31,354	697,626
Kymera Therapeutics, Inc. *	4,304	206,979
Lannett Co., Inc. *	14,864	63,915
Lexicon Pharmaceuticals, Inc. *	37,374	164,072
Ligand Pharmaceuticals, Inc. *	7,875	926,887
Luminex Corp.	22,101	815,306
MacroGenics, Inc. *	27,179	874,892
Madrigal Pharmaceuticals, Inc. *	5,145	577,783
MannKind Corp. *	112,670	498,001
Maravai LifeSciences Holdings, Inc., Class A *	38,299	1,437,744
Medpace Holdings, Inc. *	13,107	2,189,655
Merck & Co., Inc.	1,226,663	93,091,455
Mersana Therapeutics, Inc. *	26,750	383,060
Mettler-Toledo International, Inc. *	11,336	14,747,569
MiMedx Group, Inc. *	47,230	504,889
Mirati Therapeutics, Inc. *	21,904	3,464,118
Mirum Pharmaceuticals, Inc. *	5,104	84,420
Moderna, Inc. *	147,263	27,245,128
Molecular Templates, Inc. *	17,617	157,496
Morphic Holding, Inc. *	6,932	342,164
Myovant Sciences Ltd. *	20,341	476,590
Myriad Genetics, Inc. *	36,905	1,057,328
NanoString Technologies, Inc. *	22,403	1,243,142
Natera, Inc. *	38,479	3,622,413
Nektar Therapeutics *	90,402	1,633,564
NeoGenomics, Inc. *	56,802	2,330,586
Neurocrine Biosciences, Inc. *	45,908	4,417,268
NexImmune, Inc. *	3,914	72,722
NextCure, Inc. *	5,780	45,373
NGM Biopharmaceuticals, Inc. *	12,967	195,283
Nkarta, Inc. *	7,781	189,467
Novavax, Inc. *	32,961	4,865,703
Nurix Therapeutics, Inc. *	7,545	210,505
Nuvation Bio, Inc. *	31,434	446,991
Odonate Therapeutics, Inc. *	9,781	33,842
Olema Pharmaceuticals, Inc. *	5,793	161,972
Omeros Corp. *	30,389	461,609
Oncorus, Inc. *	2,853	49,072
OPKO Health, Inc. *	221,607	846,539
Optinose, Inc. *	15,882	50,664
Organogenesis Holdings, Inc. *	24,443	435,819
ORIC Pharmaceuticals, Inc. *	6,713	153,392
Oyster Point Pharma, Inc. *(a)	6,039	108,219
Pacific Biosciences of California, Inc. *	93,679	2,534,017
Pacira BioSciences, Inc. *	21,018	1,275,162
Paratek Pharmaceuticals, Inc. *	14,808	121,722
Passage Bio, Inc. *	11,746	155,634
PDL BioPharma, Inc. *(b)	65,576	161,973
PerkinElmer, Inc.	54,662	7,929,816
Perrigo Co., plc	63,583	2,933,720
Personalis, Inc. *	13,115	294,956
Pfizer, Inc.	2,704,900	104,760,777
Phathom Pharmaceuticals, Inc. *	7,116	251,551
Phibro Animal Health Corp., Class A	10,138	285,790
Pliant Therapeutics, Inc. *	4,488	134,909
Security	Number of Shares	Value ($)
PMV Pharmaceuticals, Inc. *	5,790	199,176
Poseida Therapeutics, Inc. *	8,331	70,397
PPD, Inc. *	52,386	2,416,042
PRA Health Sciences, Inc. *	31,589	5,399,192
Praxis Precision Medicines, Inc. *(a)	4,964	97,245
Precigen, Inc. *	46,893	309,494
Precision BioSciences, Inc. *	20,836	219,403
Prelude Therapeutics, Inc. *	5,247	182,386
Prestige Consumer Healthcare, Inc. *	23,381	1,166,010
Protagonist Therapeutics, Inc. *	19,897	698,584
Prothena Corp. plc *	12,869	375,389
Provention Bio, Inc. *	23,383	177,945
PTC Therapeutics, Inc. *	33,397	1,311,500
Puma Biotechnology, Inc. *	16,825	177,504
Quanterix Corp. *	12,834	660,823
Radius Health, Inc. *	22,936	442,435
RAPT Therapeutics, Inc. *	3,503	67,608
Reata Pharmaceuticals, Inc., Class A *	12,664	1,731,675
Regeneron Pharmaceuticals, Inc. *	51,044	25,646,037
REGENXBIO, Inc. *	16,181	570,704
Relay Therapeutics, Inc. *	9,641	309,669
Relmada Therapeutics, Inc. *	6,137	212,279
Repligen Corp. *	24,864	4,540,415
Replimune Group, Inc. *	12,302	479,409
Revance Therapeutics, Inc. *	33,728	998,686
REVOLUTION Medicines, Inc. *	23,944	716,165
Rhythm Pharmaceuticals, Inc. *	17,439	341,979
Rocket Pharmaceuticals, Inc. *	20,211	858,967
Royalty Pharma plc, Class A	41,484	1,664,338
Rubius Therapeutics, Inc. *	21,059	514,471
Sage Therapeutics, Inc. *	25,600	1,781,760
Sana Biotechnology, Inc. *	12,337	258,707
Sangamo Therapeutics, Inc. *	60,529	652,503
Sarepta Therapeutics, Inc. *	38,430	2,907,229
Seagen, Inc. *	61,843	9,607,310
Seer, Inc. *(a)	6,265	185,319
Seres Therapeutics, Inc. *	27,345	577,253
Shattuck Labs, Inc. *	5,991	162,596
SIGA Technologies, Inc. *	21,126	148,938
Sigilon Therapeutics, Inc. *	3,738	43,622
Silverback Therapeutics, Inc. *(a)	6,183	170,218
Sorrento Therapeutics, Inc. *(a)	116,729	877,802
Sotera Health Co. *	34,852	839,933
Spectrum Pharmaceuticals, Inc. *	75,288	259,744
SpringWorks Therapeutics, Inc. *	13,106	1,068,663
Spruce Biosciences, Inc. *	2,931	41,415
Stoke Therapeutics, Inc. *	9,608	381,053
Supernus Pharmaceuticals, Inc. *	26,197	781,980
Syndax Pharmaceuticals, Inc. *	18,454	339,000
Syneos Health, Inc. *	43,533	3,826,551
Syros Pharmaceuticals, Inc. *	29,406	189,669
Tarsus Pharmaceuticals, Inc. *	2,785	92,796
Taysha Gene Therapies, Inc. *(a)	3,886	87,435
TCR2 Therapeutics, Inc. *	14,799	283,401
TG Therapeutics, Inc. *	56,403	1,966,773
TherapeuticsMD, Inc. *(a)	194,372	235,190
Theravance Biopharma, Inc. *	23,542	406,806
Thermo Fisher Scientific, Inc.	190,998	89,673,561
Translate Bio, Inc. *	33,964	611,692
Travere Therapeutics, Inc. *	25,671	389,429
Tricida, Inc. *	17,806	82,086
Turning Point Therapeutics, Inc. *	20,553	1,360,198
Twist Bioscience Corp. *	20,610	2,211,659
Ultragenyx Pharmaceutical, Inc. *	30,364	3,088,322
uniQure N.V. *	18,232	633,197
United Therapeutics Corp. *	21,487	3,994,433
UNITY Biotechnology, Inc. *	11,802	52,873
Vanda Pharmaceuticals, Inc. *	25,496	451,024
Vaxart, Inc. *(a)	53,620	354,964

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Vaxcyte, Inc. *	9,640	203,115
VBI Vaccines, Inc. *(a)	106,961	345,484
Veracyte, Inc. *	31,692	1,237,573
Vericel Corp. *	22,152	1,251,588
Vertex Pharmaceuticals, Inc. *	125,768	26,238,978
Viatris, Inc.	585,425	8,921,877
Vir Biotechnology, Inc. *	31,686	1,327,960
Vor BioPharma, Inc. *	5,268	111,155
Waters Corp. *	30,219	9,738,073
WaVe Life Sciences Ltd. *	16,686	114,132
Xencor, Inc. *	27,814	1,069,726
Y-mAbs Therapeutics, Inc. *	11,973	428,993
Zentalis Pharmaceuticals, Inc. *	7,540	421,109
ZIOPHARM Oncology, Inc. *(a)	105,029	319,288
Zoetis, Inc.	230,379	40,703,362
Zogenix, Inc. *	26,393	463,197
		1,443,814,964

Real Estate 3.3%
Acadia Realty Trust	43,857	951,697
Agree Realty Corp.	30,532	2,145,789
Alexander & Baldwin, Inc.	35,028	672,888
Alexander's, Inc.	1,052	285,260
Alexandria Real Estate Equities, Inc.	61,397	10,944,629
American Assets Trust, Inc.	23,550	860,752
American Campus Communities, Inc.	65,840	3,105,014
American Finance Trust, Inc.	52,750	480,025
American Homes 4 Rent, Class A	129,411	4,926,677
American Tower Corp.	220,061	56,216,783
Americold Realty Trust	122,029	4,639,543
Apartment Income REIT Corp.	72,712	3,386,925
Apartment Investment & Management Co., Class A	72,712	512,620
Apple Hospitality REIT, Inc.	103,267	1,638,847
Armada Hoffler Properties, Inc.	27,382	363,359
AvalonBay Communities, Inc.	67,665	14,002,595
Boston Properties, Inc.	68,624	8,067,437
Brandywine Realty Trust	80,457	1,131,225
Brixmor Property Group, Inc.	142,392	3,233,722
Broadstone Net Lease, Inc.	17,804	388,839
Camden Property Trust	47,212	5,919,441
CareTrust REIT, Inc.	46,992	1,093,974
CBRE Group, Inc., Class A *	162,837	14,293,832
Centerspace	5,845	416,106
Chatham Lodging Trust *	23,175	305,215
CIM Commercial Trust Corp. (a)	7,694	92,174
City Office REIT, Inc.	20,975	242,471
Colony Capital, Inc. *	239,890	1,648,044
Columbia Property Trust, Inc.	52,598	919,939
Community Healthcare Trust, Inc.	10,806	510,908
CorePoint Lodging, Inc. *	18,916	198,429
CoreSite Realty Corp.	20,807	2,522,849
Corporate Office Properties Trust	55,194	1,523,354
Cousins Properties, Inc.	71,851	2,664,954
Crown Castle International Corp.	208,954	39,596,783
CubeSmart	97,633	4,275,349
Cushman & Wakefield plc *	51,466	978,369
CyrusOne, Inc.	58,384	4,305,820
DiamondRock Hospitality Co. *	107,075	1,036,486
Digital Realty Trust, Inc.	136,430	20,677,331
Diversified Healthcare Trust	116,949	424,525
Douglas Emmett, Inc.	78,741	2,733,887
Duke Realty Corp.	182,402	8,474,397
Easterly Government Properties, Inc.	39,292	814,523
EastGroup Properties, Inc.	19,104	3,019,960
Empire State Realty Trust, Inc., Class A	67,985	804,263
EPR Properties *	36,370	1,787,585
Equinix, Inc.	43,330	31,922,078
Security	Number of Shares	Value ($)
Equity Commonwealth	58,622	1,608,588
Equity LifeStyle Properties, Inc.	82,213	5,825,613
Equity Residential	166,196	12,871,880
Essential Properties Realty Trust, Inc.	53,291	1,364,250
Essex Property Trust, Inc.	31,540	9,313,447
eXp World Holdings, Inc. *	26,616	858,632
Extra Space Storage, Inc.	63,781	9,555,032
Federal Realty Investment Trust	33,718	3,855,316
First Industrial Realty Trust, Inc.	62,544	3,167,228
Forestar Group, Inc. *	9,653	222,115
Four Corners Property Trust, Inc.	35,301	979,956
Franklin Street Properties Corp.	50,981	262,042
FRP Holdings, Inc. *	3,539	202,891
Gaming & Leisure Properties, Inc.	105,773	4,903,636
Getty Realty Corp.	16,078	500,508
Gladstone Commercial Corp.	17,984	389,713
Global Medical REIT, Inc.	19,734	284,170
Global Net Lease, Inc.	46,447	907,574
Healthcare Realty Trust, Inc.	67,818	2,057,598
Healthcare Trust of America, Inc., Class A	106,548	2,920,481
Healthpeak Properties, Inc.	261,129	8,716,486
Hersha Hospitality Trust *	18,540	199,305
Highwoods Properties, Inc.	51,329	2,344,709
Host Hotels & Resorts, Inc. *	342,830	5,886,391
Hudson Pacific Properties, Inc.	71,820	2,082,062
Independence Realty Trust, Inc.	51,628	881,806
Industrial Logistics Properties Trust	31,277	783,802
Innovative Industrial Properties, Inc.	11,537	2,079,313
Invitation Homes, Inc.	275,438	9,990,136
Iron Mountain, Inc.	141,166	6,146,368
iStar, Inc. (a)	37,143	624,374
JBG SMITH Properties	51,932	1,672,730
Jones Lang LaSalle, Inc. *	24,872	5,030,362
Kennedy-Wilson Holdings, Inc.	58,406	1,158,775
Kilroy Realty Corp.	51,341	3,604,652
Kimco Realty Corp.	209,890	4,472,756
Kite Realty Group Trust	42,851	908,441
Lamar Advertising Co., Class A	42,260	4,429,693
Lexington Realty Trust	138,030	1,708,811
Life Storage, Inc.	36,345	3,614,147
LTC Properties, Inc.	19,178	751,394
Mack-Cali Realty Corp.	39,456	673,514
Marcus & Millichap, Inc. *	11,195	439,963
Medical Properties Trust, Inc.	279,269	5,912,125
Mid-America Apartment Communities, Inc.	55,554	8,927,528
Monmouth Real Estate Investment Corp.	49,610	934,652
National Health Investors, Inc.	21,259	1,401,181
National Retail Properties, Inc.	85,162	3,947,259
National Storage Affiliates Trust	31,283	1,442,146
New Senior Investment Group, Inc.	40,715	269,940
Newmark Group, Inc., Class A	79,168	1,021,267
NexPoint Residential Trust, Inc.	11,305	586,051
Office Properties Income Trust	25,300	739,519
Omega Healthcare Investors, Inc.	110,846	4,059,180
One Liberty Properties, Inc.	7,486	191,267
Opendoor Technologies, Inc. *	164,832	2,581,269
Outfront Media, Inc. *	70,584	1,689,781
Paramount Group, Inc.	83,447	916,248
Park Hotels & Resorts, Inc. *	114,301	2,376,318
Pebblebrook Hotel Trust	65,068	1,454,270
Physicians Realty Trust	100,828	1,828,012
Piedmont Office Realty Trust, Inc., Class A	62,666	1,158,694
PotlatchDeltic Corp.	33,067	1,990,633
Preferred Apartment Communities, Inc., Class A	27,822	272,934
Prologis, Inc.	358,793	42,280,167

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
PS Business Parks, Inc.	9,681	1,500,168
Public Storage	73,788	20,843,634
QTS Realty Trust, Inc., Class A	31,103	1,971,308
Rayonier, Inc.	65,732	2,510,305
RE/MAX Holdings, Inc., Class A	9,670	338,547
Realogy Holdings Corp. *	56,344	997,852
Realty Income Corp.	180,389	12,338,608
Redfin Corp. *	49,630	2,929,659
Regency Centers Corp.	77,095	4,980,337
Retail Opportunity Investments Corp.	57,405	1,025,253
Retail Properties of America, Inc., Class A	100,282	1,208,398
Retail Value, Inc.	8,259	145,028
Rexford Industrial Realty, Inc.	63,259	3,493,795
RLJ Lodging Trust	80,118	1,231,414
RPT Realty	40,635	518,096
Ryman Hospitality Properties, Inc. *	26,961	2,019,648
Sabra Health Care REIT, Inc.	101,967	1,781,363
Safehold, Inc.	6,816	477,802
Saul Centers, Inc.	5,666	251,854
SBA Communications Corp.	52,913	15,774,424
Seritage Growth Properties, Class A *	16,628	280,681
Service Properties Trust	82,052	1,030,573
Simon Property Group, Inc.	159,036	20,434,536
SITE Centers Corp.	83,091	1,243,872
SL Green Realty Corp.	33,354	2,642,304
Spirit Realty Capital, Inc.	55,247	2,610,973
STAG Industrial, Inc.	76,705	2,739,136
STORE Capital Corp.	117,884	4,055,210
Summit Hotel Properties, Inc. *	53,035	509,666
Sun Communities, Inc.	53,942	9,030,970
Sunstone Hotel Investors, Inc. *	105,110	1,320,182
Tanger Factory Outlet Centers, Inc.	47,622	834,814
Tejon Ranch Co. *	9,247	138,335
Terreno Realty Corp.	33,408	2,125,417
The GEO Group, Inc. (a)	59,945	311,115
The Howard Hughes Corp. *	22,228	2,352,389
The Macerich Co.	57,379	912,900
The RMR Group, Inc., Class A	7,788	304,667
The St. Joe Co.	15,791	738,545
UDR, Inc.	142,784	6,800,802
UMH Properties, Inc.	17,195	364,706
Uniti Group, Inc.	112,846	1,225,508
Universal Health Realty Income Trust	6,324	437,621
Urban Edge Properties	56,361	1,090,585
Urstadt Biddle Properties, Inc., Class A	13,628	249,120
Ventas, Inc.	181,859	10,084,081
VEREIT, Inc.	110,124	5,238,599
VICI Properties, Inc.	260,481	8,108,773
Vornado Realty Trust	76,052	3,595,739
Washington Real Estate Investment Trust	40,731	963,288
Weingarten Realty Investors	56,937	1,865,825
Welltower, Inc.	202,397	15,133,224
Weyerhaeuser Co.	362,603	13,764,410
Whitestone REIT	18,540	153,511
WP Carey, Inc.	85,281	6,434,451
Xenia Hotels & Resorts, Inc. *	55,172	1,070,888
		693,923,682

Retailing 6.5%
1-800-Flowers.com, Inc., Class A *	11,074	337,425
Abercrombie & Fitch Co., Class A *	29,927	1,277,883
Academy Sports & Outdoors, Inc. *	19,111	698,125
Advance Auto Parts, Inc.	31,583	5,992,243
Amazon.com, Inc. *	207,558	668,973,963
America's Car-Mart, Inc. *	3,259	535,747
American Eagle Outfitters, Inc.	72,231	2,559,144
Arko Corp. *	31,778	333,351
Security	Number of Shares	Value ($)
Asbury Automotive Group, Inc. *	9,468	1,877,410
At Home Group, Inc. *	25,582	960,348
AutoNation, Inc. *	26,391	2,695,313
AutoZone, Inc. *	10,778	15,160,335
Bed Bath & Beyond, Inc. *	57,934	1,621,573
Best Buy Co., Inc.	111,712	12,985,403
Big Lots, Inc.	15,975	973,516
Boot Barn Holdings, Inc. *	13,355	1,020,188
Burlington Stores, Inc. *	32,010	10,351,074
Caleres, Inc.	20,929	524,899
Camping World Holdings, Inc., Class A	17,742	787,567
CarLotz, Inc. *(a)	33,159	145,236
CarMax, Inc. *	78,701	9,065,568
CarParts.com, Inc. *	17,021	278,123
Carvana Co. *	30,332	8,040,710
Chewy, Inc., Class A *	36,488	2,686,247
Chico's FAS, Inc. *	59,456	276,470
Conn's, Inc. *	9,491	220,096
ContextLogic, Inc., Class A *(a)	23,402	185,812
Core-Mark Holding Co., Inc.	22,559	1,034,556
Designer Brands, Inc., Class A *	28,714	502,208
Dick's Sporting Goods, Inc.	32,106	3,131,298
Dillard's, Inc., Class A	3,313	437,018
Dollar General Corp.	118,603	24,071,665
Dollar Tree, Inc. *	113,962	11,111,295
DoorDash, Inc., Class A *	16,618	2,497,353
Duluth Holdings, Inc., Class B *	6,271	100,963
eBay, Inc.	313,000	19,055,440
Etsy, Inc. *	61,044	10,055,778
Five Below, Inc. *	27,150	4,998,858
Floor & Decor Holdings, Inc., Class A *	50,523	4,966,916
Foot Locker, Inc.	51,232	3,242,473
Franchise Group, Inc.	13,068	482,732
Funko, Inc., Class A *	13,465	353,456
GameStop Corp., Class A *	26,486	5,879,892
Genesco, Inc. *	7,559	415,745
Genuine Parts Co.	69,791	9,150,996
Group 1 Automotive, Inc.	8,320	1,326,874
Groupon, Inc. *	11,066	522,868
GrowGeneration Corp. *	23,015	1,022,096
GrubHub, Inc. *	45,263	2,720,759
Guess?, Inc.	19,778	580,880
Haverty Furniture Cos., Inc.	7,858	360,996
Hibbett Sports, Inc. *	7,901	669,689
Kohl's Corp.	76,994	4,272,397
L Brands, Inc. *	112,964	7,892,795
Lands' End, Inc. *	7,237	185,340
Leslie's, Inc. *	32,639	951,753
Liquidity Services, Inc. *	13,995	334,620
Lithia Motors, Inc., Class A	14,365	5,056,336
LKQ Corp. *	134,352	6,846,578
Lowe's Cos., Inc.	354,645	69,095,485
Lumber Liquidators Holdings, Inc. *	13,049	297,256
Macy's, Inc. *	148,682	2,717,907
MarineMax, Inc. *	11,270	579,616
Monro, Inc.	16,802	1,047,437
Murphy USA, Inc.	12,042	1,623,382
National Vision Holdings, Inc. *	39,101	1,942,147
Nordstrom, Inc. *	52,792	1,770,644
O'Reilly Automotive, Inc. *	34,106	18,250,803
Ollie's Bargain Outlet Holdings, Inc. *	27,253	2,355,749
Overstock.com, Inc. *	20,817	1,778,396
Party City Holdco, Inc. *	53,620	494,913
Penske Automotive Group, Inc.	15,536	1,329,726
Petco Health & Wellness Co., Inc. *(a)	34,449	780,270
PetMed Express, Inc. (a)	9,534	275,533
Pool Corp.	19,433	8,483,476
Porch Group, Inc. *	31,126	532,877
Poshmark, Inc., Class A *(a)	3,060	142,290

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Quotient Technology, Inc. *	39,886	469,059
Qurate Retail, Inc., Class A	183,150	2,496,334
Rent-A-Center, Inc.	23,184	1,433,003
RH *	7,972	5,110,451
Ross Stores, Inc.	172,504	21,802,781
Sally Beauty Holdings, Inc. *	56,602	1,234,490
Shift Technologies, Inc. *(a)	28,006	198,282
Shoe Carnival, Inc.	4,527	305,618
Shutterstock, Inc.	10,819	981,824
Signet Jewelers Ltd. *	25,692	1,556,421
Sleep Number Corp. *	12,149	1,354,492
Sonic Automotive, Inc., Class A	11,447	552,089
Sportsman's Warehouse Holdings, Inc. *	22,957	408,635
Stamps.com, Inc. *	8,824	1,656,088
Stitch Fix, Inc., Class A *	28,035	1,498,751
Target Corp.	243,163	55,178,548
The Aaron's Co., Inc.	16,664	599,404
The Buckle, Inc.	13,788	580,751
The Cato Corp., Class A *	11,062	171,019
The Children's Place, Inc. *	6,725	625,358
The Container Store Group, Inc. *	9,653	130,895
The Gap, Inc.	100,459	3,360,354
The Home Depot, Inc.	522,124	166,510,565
The ODP Corp. *	26,063	1,139,996
The RealReal, Inc. *	28,707	501,511
The TJX Cos., Inc.	582,469	39,339,956
Tractor Supply Co.	56,249	10,220,443
Ulta Beauty, Inc. *	27,317	9,434,199
Urban Outfitters, Inc. *	32,176	1,260,012
Vroom, Inc. *	16,280	719,739
Wayfair, Inc., Class A *	35,551	10,897,804
Weyco Group, Inc.	3,518	72,400
Williams-Sonoma, Inc.	37,111	6,291,799
Winmark Corp.	1,401	274,344
Zumiez, Inc. *	9,710	425,492
		1,347,087,206

Semiconductors & Semiconductor Equipment 5.0%
ACM Research, Inc., Class A *	4,762	361,817
Advanced Micro Devices, Inc. *	588,309	47,111,785
Allegro MicroSystems, Inc. *	20,177	528,839
Ambarella, Inc. *	17,271	1,733,663
Amkor Technology, Inc.	51,614	1,089,055
Analog Devices, Inc.	178,696	29,413,362
Applied Materials, Inc.	444,721	61,429,312
Axcelis Technologies, Inc. *	16,093	666,894
Broadcom, Inc.	198,052	93,545,901
Brooks Automation, Inc.	36,342	3,710,155
CEVA, Inc. *	11,491	515,601
Cirrus Logic, Inc. *	28,451	2,221,170
CMC Materials, Inc.	14,313	2,208,925
Cohu, Inc. *	23,108	860,080
Cree, Inc. *	56,118	5,612,361
Diodes, Inc. *	20,019	1,514,838
Enphase Energy, Inc. *	62,466	8,935,761
Entegris, Inc.	64,913	7,429,293
First Solar, Inc. *	40,756	3,101,939
FormFactor, Inc. *	38,415	1,354,129
Ichor Holdings Ltd. *	14,267	802,661
Impinj, Inc. *	10,273	534,710
Intel Corp.	1,970,365	112,547,249
KLA Corp.	74,566	23,629,220
Kulicke & Soffa Industries, Inc.	30,867	1,601,997
Lam Research Corp.	69,385	45,089,842
Lattice Semiconductor Corp. *	65,985	3,501,824
MACOM Technology Solutions Holdings, Inc. *	22,183	1,313,234
Marvell Technology, Inc.	385,400	18,614,820
Security	Number of Shares	Value ($)
Maxim Integrated Products, Inc.	129,545	13,214,885
MaxLinear, Inc., Class A *	32,597	1,239,338
Microchip Technology, Inc.	130,347	20,457,962
Micron Technology, Inc. *	541,790	45,586,211
MKS Instruments, Inc.	26,904	5,064,140
Monolithic Power Systems, Inc.	20,818	7,143,072
NeoPhotonics Corp. *	27,146	277,161
NVIDIA Corp.	300,718	195,400,542
NXP Semiconductor N.V.	134,587	28,454,383
ON Semiconductor Corp. *	200,089	8,011,563
Onto Innovation, Inc. *	23,567	1,691,404
PDF Solutions, Inc. *	12,595	219,657
Photronics, Inc. *	33,172	449,149
Power Integrations, Inc.	29,522	2,426,413
Qorvo, Inc. *	54,724	9,999,169
QUALCOMM, Inc.	550,655	74,085,124
Rambus, Inc. *	56,736	1,109,756
Semtech Corp. *	31,223	1,967,049
Silicon Laboratories, Inc. *	20,954	2,861,478
SiTime Corp. *	5,880	578,180
Skyworks Solutions, Inc.	79,738	13,555,460
SMART Global Holdings, Inc. *	6,545	310,233
SolarEdge Technologies, Inc. *	24,873	6,417,483
SunPower Corp. *	39,438	922,455
Synaptics, Inc. *	16,612	2,098,594
Teradyne, Inc.	80,932	10,711,350
Texas Instruments, Inc.	446,342	84,724,638
Ultra Clean Holdings, Inc. *	21,191	1,193,689
Universal Display Corp.	20,630	4,453,192
Veeco Instruments, Inc. *	23,931	570,036
Xilinx, Inc.	119,432	15,167,864
		1,041,342,067

Software & Services 13.8%
8x8, Inc. *	51,506	1,212,966
A10 Networks, Inc. *	31,762	309,044
Accenture plc, Class A	307,503	86,765,047
ACI Worldwide, Inc. *	56,498	2,161,614
Adobe, Inc. *	232,539	117,334,529
Affirm Holdings, Inc. *(a)	15,680	953,501
Agilysys, Inc. *	10,137	514,858
Akamai Technologies, Inc. *	79,028	9,025,788
Alarm.com Holdings, Inc. *	21,641	1,771,965
Alliance Data Systems Corp.	23,600	2,856,780
Altair Engineering, Inc., Class A *	21,913	1,476,279
Alteryx, Inc., Class A *	28,449	2,212,479
Anaplan, Inc. *	68,742	3,540,900
ANSYS, Inc. *	42,020	14,200,239
Appfolio, Inc., Class A *	8,226	1,109,605
Appian Corp. *	18,847	1,705,277
Asana, Inc., Class A *	8,318	305,936
Aspen Technology, Inc. *	33,043	4,509,378
Autodesk, Inc. *	106,712	30,504,692
Automatic Data Processing, Inc.	207,707	40,714,726
Avalara, Inc. *	41,345	5,464,569
Avaya Holdings Corp. *	36,906	1,058,464
Benefitfocus, Inc. *	15,339	226,864
BigCommerce Holdings, Inc. *	5,066	275,540
Bill.com Holdings, Inc. *	29,877	4,449,283
Black Knight, Inc. *	75,443	5,536,762
Blackbaud, Inc. *	22,850	1,615,267
Blackline, Inc. *	24,756	2,573,881
BM Technologies, Inc. *(b)	2,133	23,433
Bottomline Technologies (DE), Inc. *	18,853	704,725
Box, Inc., Class A *	69,002	1,608,437
Broadridge Financial Solutions, Inc.	56,295	8,977,927
BTRS Holdings, Inc. *	29,216	417,789
C3.ai, Inc., Class A *(a)	7,970	491,829

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Cadence Design Systems, Inc. *	135,026	17,146,952
Cantaloupe, Inc. *	25,835	315,445
Cardtronics plc, Class A *	17,156	667,883
Cass Information Systems, Inc.	5,679	259,133
CDK Global, Inc.	59,441	3,111,142
Cerence, Inc. *	18,096	1,721,473
Ceridian HCM Holding, Inc. *	63,894	5,715,957
ChannelAdvisor Corp. *	13,992	332,030
Citrix Systems, Inc.	59,354	6,823,336
Cloudera, Inc. *	104,684	1,346,236
Cloudflare, Inc., Class A *	91,004	7,467,788
Cognizant Technology Solutions Corp., Class A	257,835	18,450,673
CommVault Systems, Inc. *	22,421	1,707,808
Concentrix Corp. *	20,388	3,113,655
Conduent, Inc. *	82,054	621,969
Cornerstone OnDemand, Inc. *	29,455	1,295,136
Coupa Software, Inc. *	34,980	8,332,236
Crowdstrike Holdings, Inc., Class A *	91,248	20,270,743
CSG Systems International, Inc.	16,612	731,593
Datadog, Inc., Class A *	99,906	9,096,441
Datto Holding Corp. *	10,818	291,437
Digimarc Corp. *(a)	6,258	217,591
Digital Turbine, Inc. *	35,943	2,378,348
DocuSign, Inc. *	90,430	18,232,497
Dolby Laboratories, Inc., Class A	31,898	3,111,331
Domo, Inc., Class B *	12,552	834,708
Dropbox, Inc., Class A *	143,556	3,926,257
Duck Creek Technologies, Inc. *	15,833	622,395
DXC Technology Co. *	122,107	4,630,297
Dynatrace, Inc. *	88,047	4,555,552
E2open Parent Holdings, Inc. *	59,966	763,967
Ebix, Inc.	11,518	315,593
Elastic N.V. *	30,620	3,619,590
Envestnet, Inc. *	25,833	1,859,201
EPAM Systems, Inc. *	27,230	13,005,048
Euronet Worldwide, Inc. *	25,546	3,822,703
Everbridge, Inc. *	17,351	2,038,743
EVERTEC, Inc.	28,727	1,250,486
Evo Payments, Inc., Class A *	24,233	694,033
ExlService Holdings, Inc. *	16,009	1,632,598
Fair Isaac Corp. *	14,115	7,143,037
Fastly, Inc., Class A *	41,960	1,980,092
Fidelity National Information Services, Inc.	301,320	44,890,654
FireEye, Inc. *	116,373	2,603,264
Fiserv, Inc. *	289,224	33,318,605
Five9, Inc. *	32,468	5,750,083
FleetCor Technologies, Inc. *	40,350	11,073,654
Fortinet, Inc. *	65,719	14,362,230
Gartner, Inc. *	43,129	9,999,027
Genpact Ltd.	85,643	3,917,311
Global Payments, Inc.	142,981	27,696,850
GoDaddy, Inc., Class A *	82,595	6,686,891
GreenSky, Inc., Class A *	20,751	121,601
Grid Dynamics Holdings, Inc. *	12,069	185,501
GTY Technology Holdings, Inc. *	17,996	107,976
Guidewire Software, Inc. *	40,949	4,002,355
HubSpot, Inc. *	21,132	10,658,558
InterDigital, Inc.	14,565	1,176,561
International Business Machines Corp.	433,273	62,278,661
International Money Express, Inc. *	14,172	216,406
Intuit, Inc.	132,926	58,366,477
j2 Global, Inc. *	20,782	2,587,982
Jack Henry & Associates, Inc.	37,030	5,708,175
Jamf Holding Corp. *	13,581	470,989
Limelight Networks, Inc. *	42,584	132,010
LivePerson, Inc. *	30,674	1,685,536
LiveRamp Holdings, Inc. *	32,137	1,614,563
Security	Number of Shares	Value ($)
Manhattan Associates, Inc. *	30,845	4,194,303
Mastercard, Inc., Class A	425,203	153,319,698
MAXIMUS, Inc.	30,106	2,789,923
McAfee Corp., Class A	16,724	420,274
Medallia, Inc. *	40,310	1,034,758
Microsoft Corp.	3,657,365	913,170,893
MicroStrategy, Inc., Class A *	3,758	1,766,260
Mimecast Ltd. *	27,923	1,395,871
Model N, Inc. *	15,305	545,929
MoneyGram International, Inc. *	38,009	372,488
MongoDB, Inc. *	25,165	7,346,670
New Relic, Inc. *	26,496	1,660,769
NortonLifeLock, Inc.	282,099	7,802,858
Nuance Communications, Inc. *	137,604	7,279,252
Nutanix, Inc., Class A *	95,836	3,019,792
Okta, Inc. *	59,695	13,278,556
ON24, Inc. *	4,017	129,267
OneSpan, Inc. *	18,266	477,656
Oracle Corp.	899,331	70,813,323
Pagerduty, Inc. *	26,897	1,093,363
Palantir Technologies, Inc., Class A *	212,274	4,871,688
Palo Alto Networks, Inc. *	47,148	17,126,511
Paya Holdings, Inc., Class A *(a)	25,389	251,859
Paychex, Inc.	155,642	15,741,632
Paycom Software, Inc. *	23,656	7,797,018
Paylocity Holding Corp. *	18,255	3,100,247
PayPal Holdings, Inc. *	568,069	147,709,301
Paysign, Inc. *	13,333	44,132
Pegasystems, Inc.	19,189	2,266,988
Perficient, Inc. *	16,907	1,210,372
Ping Identity Holding Corp. *	17,772	428,483
Progress Software Corp.	22,055	982,991
Proofpoint, Inc. *	27,781	4,800,835
PROS Holdings, Inc. *	19,311	856,829
PTC, Inc. *	51,415	6,896,808
Q2 Holdings, Inc. *	25,351	2,406,570
QAD, Inc., Class A	5,359	382,954
Qualtrics International, Inc., Class A *	27,518	947,720
Qualys, Inc. *	16,396	1,585,165
Rackspace Technology, Inc. *	16,070	324,293
Rapid7, Inc. *	26,126	2,185,440
Repay Holdings Corp. *	37,435	850,149
RingCentral, Inc., Class A *	38,911	10,212,970
Sabre Corp. *	154,643	2,141,806
Sailpoint Technologies Holdings, Inc. *	44,258	2,059,325
salesforce.com, Inc. *	445,190	105,999,739
ServiceNow, Inc. *	95,063	45,048,454
Shift4 Payments, Inc., Class A *	17,218	1,606,267
Slack Technologies, Inc., Class A *	243,178	10,709,559
Smartsheet, Inc., Class A *	56,308	3,326,677
Snowflake, Inc., Class A *	28,817	6,859,311
SolarWinds Corp. *	35,611	589,362
Splunk, Inc. *	78,505	9,514,806
Sprout Social, Inc., Class A *	13,339	925,993
SPS Commerce, Inc. *	17,488	1,641,424
Square, Inc., Class A *	189,254	42,112,800
SS&C Technologies Holdings, Inc.	108,653	8,026,197
Sumo Logic, Inc. *	7,231	135,943
SVMK, Inc. *	57,410	1,116,625
Switch, Inc., Class A	44,645	842,451
Sykes Enterprises, Inc. *	19,624	822,638
Synopsys, Inc. *	73,779	18,764,951
Telos Corp. *	11,745	386,176
Tenable Holdings, Inc. *	31,951	1,335,552
Teradata Corp. *	52,651	2,520,403
The Trade Desk, Inc., Class A *	20,627	12,131,564
The Western Union Co.	200,199	4,898,870
TTEC Holdings, Inc.	9,062	982,411
Tucows, Inc., Class A *(a)	4,543	354,808

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Twilio, Inc., Class A *	77,488	26,035,968
Tyler Technologies, Inc. *	19,662	7,926,932
Unisys Corp. *	30,545	785,312
Upland Software, Inc. *	11,938	489,339
Varonis Systems, Inc. *	49,623	2,396,791
Verint Systems, Inc. *	31,637	1,458,782
VeriSign, Inc. *	48,107	10,579,691
Verra Mobility Corp. *	64,679	921,676
Viant Technology, Inc., Class A *	4,830	140,988
VirnetX Holding Corp. *	29,554	135,357
Visa, Inc., Class A	822,487	186,951,295
VMware, Inc., Class A *(a)	39,088	6,171,604
Vonage Holdings Corp. *	115,359	1,589,647
WEX, Inc. *	21,284	4,169,748
Workday, Inc., Class A *	89,177	20,396,563
Workiva, Inc. *	20,548	1,950,005
Xperi Holding Corp.	50,879	1,089,828
Yext, Inc. *	46,051	666,358
Zendesk, Inc. *	56,951	7,782,924
Zoom Video Communications, Inc., Class A *	99,078	32,847,329
Zscaler, Inc. *	36,228	7,035,478
Zuora, Inc., Class A *	48,535	750,836
		2,883,694,847

Technology Hardware & Equipment 6.5%
3D Systems Corp. *	60,230	1,771,364
908 Devices, Inc. *(a)	3,151	132,752
ADTRAN, Inc.	26,167	518,368
Advanced Energy Industries, Inc.	18,521	1,889,327
Amphenol Corp., Class A	290,912	19,566,741
Apple Inc.	7,652,117	953,530,299
Applied Optoelectronics, Inc. *	8,830	72,671
Arista Networks, Inc. *	26,706	9,063,482
Arlo Technologies, Inc. *	38,294	256,953
Arrow Electronics, Inc. *	36,417	4,382,058
Avid Technology, Inc. *	20,063	619,545
Avnet, Inc.	47,830	2,107,390
Badger Meter, Inc.	13,963	1,334,444
Belden, Inc.	22,291	1,127,925
Benchmark Electronics, Inc.	17,648	546,206
CalAmp Corp. *	10,020	138,977
Calix, Inc. *	26,222	1,161,897
Casa Systems, Inc. *	14,286	124,002
CDW Corp.	68,107	11,266,260
Ciena Corp. *	75,382	3,985,446
Cisco Systems, Inc.	2,047,213	108,297,568
Cognex Corp.	85,446	6,783,558
Coherent, Inc. *	11,738	3,082,516
CommScope Holding Co., Inc. *	96,048	1,950,735
Comtech Telecommunications Corp.	12,933	327,076
Corning, Inc.	372,154	16,237,079
Corsair Gaming, Inc. *(a)	10,235	319,537
CTS Corp.	16,036	613,377
Daktronics, Inc. *	23,341	157,785
Dell Technologies, Inc., Class C *	114,862	11,329,988
Diebold Nixdorf, Inc. *	38,707	524,093
EchoStar Corp., Class A *	25,411	673,137
ePlus, Inc. *	6,715	635,038
Extreme Networks, Inc. *	60,888	696,559
F5 Networks, Inc. *	29,829	5,531,191
Fabrinet *	17,876	1,603,298
FARO Technologies, Inc. *	9,170	693,711
Harmonic, Inc. *	47,266	329,444
Hewlett Packard Enterprise Co.	628,475	10,030,461
HP, Inc.	606,048	17,714,783
II-VI, Inc. *	50,645	3,411,954
Infinera Corp. *	101,301	972,490
Security	Number of Shares	Value ($)
Inseego Corp. *(a)	31,194	268,268
Insight Enterprises, Inc. *	16,456	1,719,323
IPG Photonics Corp. *	17,255	3,610,781
Itron, Inc. *	21,052	2,007,308
Jabil, Inc.	65,063	3,672,806
Juniper Networks, Inc.	157,793	4,154,690
Keysight Technologies, Inc. *	90,277	12,853,639
Kimball Electronics, Inc. *	11,362	254,282
Knowles Corp. *	46,512	955,356
Littelfuse, Inc.	11,684	3,052,328
Lumentum Holdings, Inc. *	36,977	3,008,819
Methode Electronics, Inc.	19,677	951,973
Motorola Solutions, Inc.	81,853	16,805,239
Napco Security Technologies, Inc. *	5,795	188,569
National Instruments Corp.	63,518	2,591,534
NCR Corp. *	63,208	3,046,626
NetApp, Inc.	108,231	8,373,832
NETGEAR, Inc. *	15,209	591,326
NetScout Systems, Inc. *	36,297	1,067,132
nLight, Inc. *	19,187	562,563
Novanta, Inc. *	17,467	2,427,389
OSI Systems, Inc. *	8,408	810,195
PAR Technology Corp. *	9,581	641,544
PC Connection, Inc.	5,599	273,175
Plantronics, Inc. *	18,206	597,157
Plexus Corp. *	14,445	1,427,310
Pure Storage, Inc., Class A *	120,690	2,299,145
Ribbon Communications, Inc. *	54,022	401,924
Rogers Corp. *	8,880	1,663,668
Sanmina Corp. *	30,298	1,275,849
ScanSource, Inc. *	11,981	365,780
Seagate Technology Holdings plc	97,027	9,290,335
Super Micro Computer, Inc. *	21,830	758,374
SYNNEX Corp.	19,717	2,496,172
TE Connectivity Ltd.	160,032	21,713,142
Trimble, Inc. *	121,279	9,434,293
TTM Technologies, Inc. *	48,050	727,958
Ubiquiti, Inc.	3,817	1,150,902
Velodyne Lidar, Inc. *(a)	19,513	188,300
ViaSat, Inc. *	32,957	1,752,653
Viavi Solutions, Inc. *	113,219	1,984,729
Vishay Intertechnology, Inc.	64,428	1,550,782
Vontier Corp. *	81,833	2,870,702
Western Digital Corp. *	148,813	11,195,202
Xerox Holdings Corp.	80,807	1,894,924
Zebra Technologies Corp., Class A *	25,983	12,914,850
		1,367,354,333

Telecommunication Services 1.3%
Anterix, Inc. *	5,462	270,151
AT&T, Inc.	3,456,317	101,719,409
ATN International, Inc.	5,384	254,502
Bandwidth, Inc., Class A *	11,382	1,346,377
Boingo Wireless, Inc. *	21,574	301,605
Cincinnati Bell, Inc. *	25,766	396,796
Cogent Communications Holdings, Inc.	19,865	1,501,794
Consolidated Communications Holdings, Inc. *	35,823	335,303
Globalstar, Inc. *	295,322	472,515
Gogo, Inc. *	25,651	349,367
Iridium Communications, Inc. *	56,590	2,162,304
Liberty Global plc, Class A *	70,132	1,915,305
Liberty Global plc, Class C *	174,007	4,736,471
Liberty Latin America Ltd., Class A *	23,810	339,769
Liberty Latin America Ltd., Class C *	74,142	1,066,162
Lumen Technologies, Inc.	479,701	6,639,062
ORBCOMM, Inc. *	41,050	459,349

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Radius Global Infrastructure, Inc., Class A *	28,173	450,768
Shenandoah Telecommunications Co.	23,505	1,172,664
Spok Holdings, Inc.	8,674	101,226
T-Mobile US, Inc. *	283,114	40,046,475
Telephone and Data Systems, Inc.	49,627	1,276,406
United States Cellular Corp. *	7,635	288,221
Verizon Communications, Inc.	2,007,207	113,387,123
		280,989,124

Transportation 2.1%
Air Transport Services Group, Inc. *	30,150	748,926
Alaska Air Group, Inc. *	59,912	4,145,910
Allegiant Travel Co. *	7,119	1,576,574
AMERCO	4,437	2,551,452
American Airlines Group, Inc. *	310,566	7,528,120
ArcBest Corp.	11,635	905,668
Atlas Air Worldwide Holdings, Inc. *	12,573	942,095
Avis Budget Group, Inc. *	24,667	2,166,256
C.H. Robinson Worldwide, Inc.	64,548	6,262,447
CSX Corp.	370,175	37,061,921
Daseke, Inc. *	29,497	213,558
Delta Air Lines, Inc. *	308,921	14,729,353
Echo Global Logistics, Inc. *	14,332	489,581
Expeditors International of Washington, Inc.	81,739	10,273,775
FedEx Corp.	118,358	37,260,282
Forward Air Corp.	13,271	1,285,827
Hawaiian Holdings, Inc. *	23,509	606,532
Heartland Express, Inc.	23,949	434,674
Hub Group, Inc., Class A *	16,740	1,168,619
J.B. Hunt Transport Services, Inc.	40,238	6,902,427
JetBlue Airways Corp. *	155,490	3,125,349
Kansas City Southern	43,963	13,086,906
Kirby Corp. *	29,805	1,947,161
Knight-Swift Transportation Holdings, Inc.	58,800	2,806,524
Landstar System, Inc.	18,319	3,123,390
Lyft, Inc., Class A *	124,224	7,091,948
Macquarie Infrastructure Corp.	35,217	1,228,369
Marten Transport Ltd.	26,630	454,308
Matson, Inc.	21,287	1,376,205
Norfolk Southern Corp.	122,042	34,281,598
Old Dominion Freight Line, Inc.	46,422	12,322,720
Ryder System, Inc.	26,422	2,161,055
Saia, Inc. *	12,750	2,934,540
Schneider National, Inc., Class B	17,820	436,412
SkyWest, Inc. *	24,178	1,185,447
Southwest Airlines Co. *	285,855	17,568,648
Spirit Airlines, Inc. *	47,274	1,688,155
Uber Technologies, Inc. *	711,160	36,148,263
Union Pacific Corp.	324,970	73,030,508
United Airlines Holdings, Inc. *	154,523	9,016,417
United Parcel Service, Inc., Class B	348,800	74,852,480
Universal Logistics Holdings, Inc.	5,304	132,600
Werner Enterprises, Inc.	28,440	1,364,836
XPO Logistics, Inc. *	49,469	7,268,480
		445,886,316

Utilities 2.4%
ALLETE, Inc.	25,534	1,759,037
Alliant Energy Corp.	121,416	6,938,924
Ameren Corp.	122,594	10,322,415
American Electric Power Co., Inc.	240,702	20,700,372
American States Water Co.	17,350	1,377,069
American Water Works Co., Inc.	87,830	13,615,407
Atmos Energy Corp.	62,019	6,150,424
Security	Number of Shares	Value ($)
Avangrid, Inc.	27,420	1,444,486
Avista Corp.	32,804	1,487,005
Black Hills Corp.	31,212	2,053,437
California Water Service Group	24,284	1,380,303
CenterPoint Energy, Inc.	268,598	6,795,529
Chesapeake Utilities Corp.	8,200	939,392
Clearway Energy, Inc., Class A	16,433	412,961
Clearway Energy, Inc., Class C	37,602	1,008,862
CMS Energy Corp.	140,350	8,805,559
Consolidated Edison, Inc.	165,830	12,808,709
Dominion Energy, Inc.	390,408	29,725,665
DTE Energy Co.	93,677	12,926,489
Duke Energy Corp.	372,281	37,310,002
Edison International	183,678	10,262,090
Entergy Corp.	97,045	10,214,957
Essential Utilities, Inc.	108,732	5,197,390
Evergy, Inc.	109,890	6,812,081
Eversource Energy	166,216	13,495,077
Exelon Corp.	473,445	21,361,838
FirstEnergy Corp.	262,859	9,964,985
Hawaiian Electric Industries, Inc.	53,953	2,322,677
IDACORP, Inc.	24,918	2,440,718
MDU Resources Group, Inc.	97,097	3,268,285
MGE Energy, Inc.	17,498	1,312,700
Middlesex Water Co.	8,957	769,944
National Fuel Gas Co.	43,623	2,263,597
New Jersey Resources Corp.	47,150	2,014,248
NextEra Energy, Inc.	950,287	69,580,014
NiSource, Inc.	190,105	4,847,677
Northwest Natural Holding Co.	15,515	820,433
NorthWestern Corp.	25,211	1,597,117
NRG Energy, Inc.	118,192	3,799,873
OGE Energy Corp.	95,917	3,309,136
ONE Gas, Inc.	25,654	1,906,605
Ormat Technologies, Inc.	21,608	1,492,032
Otter Tail Corp.	20,039	961,271
PG&E Corp. *	722,161	7,322,713
Pinnacle West Capital Corp.	54,657	4,622,889
PNM Resources, Inc.	42,830	2,103,810
Portland General Electric Co.	44,442	2,130,549
PPL Corp.	372,987	10,857,652
Public Service Enterprise Group, Inc.	244,392	15,181,631
Sempra Energy	152,673	20,685,665
SJW Group	13,058	841,588
South Jersey Industries, Inc.	48,563	1,294,690
Southwest Gas Holdings, Inc.	27,639	1,824,450
Spire, Inc.	25,355	1,816,939
Sunnova Energy International, Inc. *	30,349	886,191
The AES Corp.	324,820	8,253,676
The Southern Co.	511,652	32,704,796
UGI Corp.	101,511	4,674,582
Unitil Corp.	7,778	426,623
Vistra Corp.	233,163	3,770,246
WEC Energy Group, Inc.	152,979	14,366,258
Xcel Energy, Inc.	260,344	18,453,183
York Water Co.	5,611	282,402
		510,477,325
Total Common Stock
(Cost $12,240,542,855)		20,863,936,241

Rights 0.0% of net assets

Media & Entertainment 0.0%
Media General, Inc. CVR *(b)	42,134	3,586
Total Rights
(Cost $—)		3,586

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Investment Companies 0.3% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (d)	12,952,497	12,952,497

Securities Lending Collateral 0.2%
Wells Fargo Government Money Market Fund, Select Class 0.03% (d)	47,896,965	47,896,965
Total Investment Companies
(Cost $60,849,462)		60,849,462

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 06/18/21	161	33,829,320	314,017
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $46,030,384.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	Issuer is affiliated with the fund’s investment adviser.
(d)	The rate shown is the 7-day yield.

CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended May 31, 2021:
	Value at 8/31/20	Gross Purchases	Gross Sales	Realized Gains(Losses)	Net change in unrealized appreciation (depreciation)	Value at 5/31/21	Balance of Shares Held at 5/31/21	Dividends Received
The Charles Schwab Corp.	$19,521,781	$8,915,142	($1,411,765)	$253,497	$26,141,038	$53,419,693	723,354	$381,768

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$16,058,119,062	$—	$—	$16,058,119,062
Consumer Services	478,305,913	—	1,455	478,307,368
Pharmaceuticals, Biotechnology & Life Sciences	1,443,652,991	—	161,973	1,443,814,964
Software & Services	2,883,671,414	—	23,433	2,883,694,847
Rights[1]
Media & Entertainment	—	—	3,586	3,586
Investment Companies[1]	60,849,462	—	—	60,849,462
Futures Contracts[2]	314,017	—	—	314,017
Total	$20,924,912,859	$—	$190,447	$20,925,103,306
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab 1000 Index® ETF

Portfolio Holdings as of May 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 1.8%
Aptiv plc *	12,324	1,853,776
Autoliv, Inc.	3,566	378,103
BorgWarner, Inc.	10,891	558,599
Ford Motor Co. *	178,401	2,592,167
Fox Factory Holding Corp. *	1,903	295,879
General Motors Co. *	57,641	3,418,688
Gentex Corp.	10,992	390,216
Harley-Davidson, Inc.	6,879	333,425
Lear Corp.	2,517	486,687
Tesla, Inc. *	34,951	21,852,064
Thor Industries, Inc.	2,476	304,548
		32,464,152

Banks 4.4%
Bank of America Corp.	345,851	14,660,624
Bank OZK	5,491	234,521
BOK Financial Corp.	1,435	130,642
Citigroup, Inc.	95,049	7,481,307
Citizens Financial Group, Inc.	19,216	958,878
Comerica, Inc.	6,333	497,077
Commerce Bancshares, Inc.	4,883	380,288
Cullen/Frost Bankers, Inc.	2,544	307,086
East West Bancorp, Inc.	6,423	480,312
Essent Group Ltd.	5,062	242,166
Fifth Third Bancorp	32,334	1,362,555
First Citizens BancShares, Inc., Class A	326	280,556
First Financial Bankshares, Inc.	6,495	327,023
First Horizon Corp.	25,293	482,338
First Republic Bank	7,991	1,529,797
Glacier Bancorp, Inc.	4,268	248,611
Huntington Bancshares, Inc.	46,318	734,603
JPMorgan Chase & Co.	138,885	22,810,472
KeyCorp	43,921	1,011,940
M&T Bank Corp.	5,826	936,180
New York Community Bancorp, Inc.	21,001	251,382
People’s United Financial, Inc.	19,232	363,677
Pinnacle Financial Partners, Inc.	3,445	313,219
Popular, Inc.	3,807	310,689
Prosperity Bancshares, Inc.	4,225	317,931
Regions Financial Corp.	43,682	1,022,596
Signature Bank	2,596	648,351
South State Corp.	3,192	283,482
SVB Financial Group *	2,467	1,437,990
Synovus Financial Corp.	6,690	328,613
TCF Financial Corp.	6,842	324,995
TFS Financial Corp.	2,203	48,818
The PNC Financial Services Group, Inc.	19,287	3,754,793
Truist Financial Corp.	61,356	3,790,574
U.S. Bancorp	62,246	3,783,312
United Bankshares, Inc.	5,786	238,325
Wells Fargo & Co.	188,221	8,793,685
Security	Number of Shares	Value ($)
Western Alliance Bancorp	4,688	468,847
Zions Bancorp NA	7,418	429,354
		82,007,609

Capital Goods 6.2%
3M Co.	26,356	5,351,322
A.O. Smith Corp.	6,186	439,639
Advanced Drainage Systems, Inc.	2,293	260,072
AECOM *	6,672	433,747
AGCO Corp.	2,779	384,530
Air Lease Corp.	4,988	234,735
Allegion plc	4,154	583,554
Allison Transmission Holdings, Inc.	5,050	213,665
AMETEK, Inc.	10,512	1,420,171
Axon Enterprise, Inc. *	2,869	403,353
AZEK Co., Inc. *	6,404	278,766
Bloom Energy Corp., Class A *	5,495	132,814
Builders FirstSource, Inc. *	9,369	417,295
BWX Technologies, Inc.	4,374	273,550
Carlisle Cos., Inc.	2,434	468,107
Carrier Global Corp.	37,129	1,705,335
Caterpillar, Inc.	24,812	5,981,677
Chart Industries, Inc. *	1,581	230,731
Colfax Corp. *	5,174	228,691
Crane Co.	2,192	209,314
Cummins, Inc.	6,744	1,735,096
Curtiss-Wright Corp.	1,870	234,348
Deere & Co.	14,258	5,148,564
Donaldson Co., Inc.	5,723	352,480
Dover Corp.	6,546	985,173
Eaton Corp. plc	18,145	2,635,561
EMCOR Group, Inc.	2,481	312,879
Emerson Electric Co.	27,342	2,616,356
Fastenal Co.	26,051	1,381,745
Flowserve Corp.	5,857	248,278
Fortive Corp.	15,423	1,118,476
Fortune Brands Home & Security, Inc.	6,312	651,146
FuelCell Energy, Inc. *	14,438	141,781
Generac Holdings, Inc. *	2,843	934,551
General Dynamics Corp.	10,555	2,004,500
General Electric Co.	399,380	5,615,283
Graco, Inc.	7,655	579,637
HEICO Corp.	1,899	266,734
HEICO Corp., Class A	3,377	447,317
Honeywell International, Inc.	31,627	7,302,991
Howmet Aerospace, Inc. *	17,803	631,650
Hubbell, Inc.	2,458	468,593
Huntington Ingalls Industries, Inc.	1,831	395,881
IDEX Corp.	3,460	770,404
Illinois Tool Works, Inc.	13,104	3,036,983
Ingersoll Rand, Inc. *	16,912	839,512
ITT, Inc.	3,947	370,623
Johnson Controls International plc	32,745	2,178,852
L3Harris Technologies, Inc.	9,345	2,037,771
Lennox International, Inc.	1,568	548,690

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Lincoln Electric Holdings, Inc.	2,703	347,552
Lockheed Martin Corp.	11,216	4,286,755
Masco Corp.	11,669	703,757
MasTec, Inc. *	2,589	301,178
Nikola Corp. *(a)	6,218	93,021
Nordson Corp.	2,469	547,353
Northrop Grumman Corp.	7,060	2,583,042
Oshkosh Corp.	3,102	407,727
Otis Worldwide Corp.	18,566	1,454,275
Owens Corning	4,749	506,481
PACCAR, Inc.	15,739	1,441,063
Parker-Hannifin Corp.	5,877	1,810,998
Pentair plc	7,507	517,758
Plug Power, Inc. *	22,802	700,021
Proto Labs, Inc. *	1,251	111,827
Quanta Services, Inc.	6,309	601,563
Raytheon Technologies Corp.	69,153	6,134,563
RBC Bearings, Inc. *	1,164	227,900
Regal Beloit Corp.	1,862	264,832
Rexnord Corp.	5,432	271,437
Rockwell Automation, Inc.	5,306	1,399,298
Roper Technologies, Inc.	4,774	2,148,348
Sensata Technologies Holding plc *	7,171	426,173
SiteOne Landscape Supply, Inc. *	1,993	342,876
Snap-on, Inc.	2,482	631,967
Stanley Black & Decker, Inc.	7,338	1,590,878
Sunrun, Inc. *	7,269	325,070
Teledyne Technologies, Inc. *	2,103	882,145
Textron, Inc.	10,314	706,200
The Boeing Co. *	24,970	6,168,089
The Middleby Corp. *	2,533	416,121
The Timken Co.	3,108	274,903
The Toro Co.	4,870	541,008
Trane Technologies plc	10,823	2,017,407
TransDigm Group, Inc. *	2,490	1,615,612
Trex Co., Inc. *	5,238	510,234
United Rentals, Inc. *	3,276	1,094,053
Vertiv Holdings Co.	11,133	276,321
Virgin Galactic Holdings, Inc. *(a)	5,850	182,695
W.W. Grainger, Inc.	2,001	924,782
Watsco, Inc.	1,506	438,848
Westinghouse Air Brake Technologies Corp.	8,153	674,742
WillScot Mobile Mini Holdings Corp. *	8,489	246,181
Woodward, Inc.	2,668	339,316
Xylem, Inc.	8,164	964,332
		114,093,625

Commercial & Professional Services 1.1%
ADT, Inc.	6,823	70,550
ASGN, Inc. *	2,393	246,694
Booz Allen Hamilton Holding Corp.	6,256	531,322
CACI International, Inc., Class A *	1,133	288,870
Cintas Corp.	4,022	1,421,938
Clean Harbors, Inc. *	2,330	216,923
Copart, Inc. *	9,433	1,216,951
CoreLogic, Inc.	3,389	269,425
CoStar Group, Inc. *	1,791	1,529,514
Dun & Bradstreet Holdings, Inc. *	6,297	135,197
Equifax, Inc.	5,547	1,303,767
Exponent, Inc.	2,307	210,468
IAA, Inc. *	6,191	352,701
IHS Markit Ltd.	16,933	1,783,214
Jacobs Engineering Group, Inc.	5,944	844,524
Leidos Holdings, Inc.	6,044	621,021
ManpowerGroup, Inc.	2,514	304,169
MSA Safety, Inc.	1,674	281,332
Nielsen Holdings plc	16,200	440,802
Republic Services, Inc.	9,594	1,047,473
Security	Number of Shares	Value ($)
Robert Half International, Inc.	5,199	461,619
Rollins, Inc.	9,983	340,320
Science Applications International Corp.	2,675	240,376
Stericycle, Inc. *	4,104	322,410
Tetra Tech, Inc.	2,434	290,790
TransUnion	8,651	925,657
TriNet Group, Inc. *	1,818	136,968
Upwork, Inc. *	4,172	196,376
Verisk Analytics, Inc.	7,394	1,277,905
Waste Management, Inc.	17,707	2,491,021
		19,800,297

Consumer Durables & Apparel 1.4%
Brunswick Corp.	3,552	363,121
Capri Holdings Ltd. *	6,957	394,531
Carter’s, Inc.	1,977	202,128
Columbia Sportswear Co.	1,439	147,828
Crocs, Inc. *	2,957	299,367
D.R. Horton, Inc.	15,007	1,430,017
Deckers Outdoor Corp. *	1,290	432,718
Garmin Ltd.	6,778	964,103
Hanesbrands, Inc.	15,762	307,989
Hasbro, Inc.	5,837	560,177
Helen of Troy Ltd. *	1,112	234,054
Leggett & Platt, Inc.	6,159	338,930
Lennar Corp., Class A	12,451	1,232,774
Lululemon Athletica, Inc. *	5,411	1,748,456
Mattel, Inc. *	15,887	336,963
Mohawk Industries, Inc. *	2,672	562,937
Newell Brands, Inc.	17,097	490,513
NIKE, Inc., Class B	57,873	7,897,350
NVR, Inc. *	156	762,408
Peloton Interactive, Inc., Class A *	11,957	1,318,977
Polaris, Inc.	2,665	349,701
PulteGroup, Inc.	12,120	700,415
PVH Corp. *	3,215	369,146
Ralph Lauren Corp. *	2,167	268,881
Skechers U.S.A., Inc., Class A *	6,266	297,635
Tapestry, Inc. *	12,590	565,165
Tempur Sealy International, Inc.	8,622	331,947
Toll Brothers, Inc.	5,109	333,311
TopBuild Corp. *	1,478	292,718
VF Corp.	14,644	1,167,420
Whirlpool Corp.	2,897	686,850
YETI Holdings, Inc. *	3,354	293,810
		25,682,340

Consumer Services 2.2%
Airbnb, Inc., Class A *	3,329	467,392
Aramark	11,520	430,272
Booking Holdings, Inc. *	1,863	4,399,568
Boyd Gaming Corp. *	3,689	237,535
Bright Horizons Family Solutions, Inc. *	2,738	378,474
Caesars Entertainment, Inc. *	9,502	1,020,990
Carnival Corp. *	36,283	1,072,526
Chegg, Inc. *	6,445	495,685
Chipotle Mexican Grill, Inc. *	1,277	1,752,018
Choice Hotels International, Inc. *	1,318	159,359
Churchill Downs, Inc.	1,590	317,253
Darden Restaurants, Inc.	5,898	844,771
Domino’s Pizza, Inc.	1,764	752,999
DraftKings, Inc., Class A *	14,616	730,069
Expedia Group, Inc. *	6,291	1,113,192
Hilton Worldwide Holdings, Inc. *	12,593	1,577,525
Las Vegas Sands Corp. *	15,091	871,505
Marriott International, Inc., Class A *	12,069	1,732,867
Marriott Vacations Worldwide Corp. *	1,869	322,010

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
McDonald’s Corp.	33,917	7,932,847
MGM Resorts International	18,650	799,526
Norwegian Cruise Line Holdings Ltd. *	16,461	525,106
Penn National Gaming, Inc. *	6,730	551,658
Planet Fitness, Inc., Class A *	3,731	293,891
Royal Caribbean Cruises Ltd. *	9,945	927,570
Service Corp. International	7,768	411,859
Starbucks Corp.	53,643	6,108,865
Terminix Global Holdings, Inc. *	5,919	292,043
Texas Roadhouse, Inc.	3,014	303,540
The Wendy’s Co.	8,106	188,221
Vail Resorts, Inc. *	1,823	595,902
Vivint Smart Home, Inc. *	1,812	25,205
Wyndham Hotels & Resorts, Inc.	4,273	320,731
Wynn Resorts Ltd. *	4,761	627,833
Yum! Brands, Inc.	13,680	1,641,190
		40,221,997

Diversified Financials 5.4%
Affiliated Managers Group, Inc.	1,925	315,700
AGNC Investment Corp.	24,239	449,391
Ally Financial, Inc.	17,018	931,055
American Express Co.	29,717	4,758,583
Ameriprise Financial, Inc.	5,308	1,379,231
Annaly Capital Management, Inc.	63,743	590,898
Apollo Global Management, Inc.	9,656	553,675
Ares Management Corp., Class A	4,898	270,272
Berkshire Hathaway, Inc., Class B *	86,773	25,115,577
BlackRock, Inc.	6,455	5,661,293
Capital One Financial Corp.	20,943	3,367,216
Cboe Global Markets, Inc.	4,840	538,692
CME Group, Inc.	16,342	3,574,976
Credit Acceptance Corp. *	518	231,784
Discover Financial Services	13,940	1,634,604
Equitable Holdings, Inc.	17,861	567,087
Evercore, Inc., Class A	1,882	274,509
FactSet Research Systems, Inc.	1,716	573,762
Franklin Resources, Inc.	12,416	424,751
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,563	175,335
Interactive Brokers Group, Inc., Class A	3,662	246,306
Intercontinental Exchange, Inc.	25,588	2,888,374
Invesco Ltd.	17,311	493,883
Janus Henderson Group plc	7,710	296,912
Jefferies Financial Group, Inc.	9,180	294,953
KKR & Co., Inc.	26,315	1,465,482
Lazard Ltd., Class A	5,208	245,713
LPL Financial Holdings, Inc.	3,597	531,924
MarketAxess Holdings, Inc.	1,726	805,248
Moody’s Corp.	7,314	2,452,750
Morgan Stanley	68,285	6,210,521
Morningstar, Inc.	971	229,146
MSCI, Inc.	3,766	1,762,978
Nasdaq, Inc.	5,239	877,323
Northern Trust Corp.	9,460	1,146,457
OneMain Holdings, Inc.	4,138	239,342
Open Lending Corp., Class A *	4,472	172,530
Raymond James Financial, Inc.	5,601	742,637
S&P Global, Inc.	10,966	4,161,268
Santander Consumer USA Holdings, Inc.	3,170	120,143
SEI Investments Co.	5,406	342,957
SLM Corp.	15,195	307,699
Starwood Property Trust, Inc.	12,982	329,613
State Street Corp.	16,089	1,399,421
Stifel Financial Corp.	4,800	332,544
Synchrony Financial	24,740	1,172,923
T. Rowe Price Group, Inc.	10,377	1,985,639
The Bank of New York Mellon Corp.	36,665	1,909,513
Security	Number of Shares	Value ($)
The Blackstone Group, Inc., Class A	31,169	2,888,431
The Carlyle Group, Inc.	5,363	234,041
The Charles Schwab Corp. (b)	67,894	5,013,972
The Goldman Sachs Group, Inc.	15,642	5,819,137
Tradeweb Markets, Inc., Class A	4,604	385,723
Voya Financial, Inc.	5,567	364,750
		99,258,644

Energy 2.6%
APA Corp.	17,264	359,091
Baker Hughes Co.	33,112	807,933
Cabot Oil & Gas Corp.	18,102	296,873
Cheniere Energy, Inc. *	10,479	889,667
Chevron Corp.	87,851	9,118,055
Cimarex Energy Co.	4,652	315,173
ConocoPhillips	61,780	3,443,617
Continental Resources, Inc.	2,827	92,075
Devon Energy Corp.	26,950	715,792
Diamondback Energy, Inc.	8,205	656,974
EOG Resources, Inc.	26,530	2,131,420
Exxon Mobil Corp.	192,722	11,249,183
Halliburton Co.	40,768	915,242
Hess Corp.	12,494	1,047,247
Kinder Morgan, Inc.	88,481	1,622,742
Marathon Oil Corp.	35,849	434,131
Marathon Petroleum Corp.	29,691	1,834,904
NOV, Inc. *	17,462	281,488
Occidental Petroleum Corp.	38,124	989,699
ONEOK, Inc.	20,310	1,071,149
Ovintiv, Inc.	11,900	316,897
Phillips 66	19,814	1,668,735
Pioneer Natural Resources Co.	9,387	1,428,608
Schlumberger N.V.	63,615	1,993,058
Targa Resources Corp.	10,420	404,921
TechnipFMC plc *	19,141	164,421
The Williams Cos., Inc.	55,128	1,452,072
Valero Energy Corp.	18,542	1,490,777
		47,191,944

Food & Staples Retailing 1.2%
Albertsons Cos., Inc., Class A	1,971	37,823
BJ’s Wholesale Club Holdings, Inc. *	6,296	281,998
Casey’s General Stores, Inc.	1,691	373,440
Costco Wholesale Corp.	20,130	7,614,575
Performance Food Group Co. *	6,090	305,292
Sysco Corp.	23,291	1,886,571
The Kroger Co.	34,518	1,276,476
US Foods Holding Corp. *	9,955	387,648
Walgreens Boots Alliance, Inc.	32,735	1,723,825
Walmart, Inc.	63,086	8,960,105
		22,847,753

Food, Beverage & Tobacco 3.0%
Altria Group, Inc.	84,600	4,164,012
Archer-Daniels-Midland Co.	25,456	1,693,588
Beyond Meat, Inc. *(a)	2,246	326,613
Brown-Forman Corp., Class B	8,258	663,613
Bunge Ltd.	6,341	550,526
Campbell Soup Co.	9,162	445,914
Conagra Brands, Inc.	22,239	847,306
Constellation Brands, Inc., Class A	7,714	1,849,200
Darling Ingredients, Inc. *	7,345	502,839
Flowers Foods, Inc.	9,002	216,858
Freshpet, Inc. *	1,955	345,683
General Mills, Inc.	27,760	1,744,994
Hormel Foods Corp.	12,875	624,952

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Ingredion, Inc.	3,052	289,726
Kellogg Co.	11,542	755,886
Keurig Dr Pepper, Inc.	26,182	967,687
Lamb Weston Holdings, Inc.	6,707	553,260
Lancaster Colony Corp.	901	168,190
McCormick & Co., Inc. Non-Voting Shares	11,341	1,010,029
Molson Coors Beverage Co., Class B *	8,671	505,693
Mondelez International, Inc., Class A	64,309	4,085,551
Monster Beverage Corp. *	16,822	1,585,810
PepsiCo, Inc.	62,797	9,290,188
Philip Morris International, Inc.	70,850	6,832,065
Pilgrim’s Pride Corp. *	2,251	54,114
Post Holdings, Inc. *	2,700	311,931
The Boston Beer Co., Inc., Class A *	416	440,195
The Coca-Cola Co.	176,496	9,758,464
The Hershey Co.	6,665	1,153,378
The J.M. Smucker Co.	4,953	660,185
The Kraft Heinz Co.	29,457	1,284,031
Tyson Foods, Inc., Class A	13,364	1,062,438
		54,744,919

Health Care Equipment & Services 6.3%
1Life Healthcare, Inc. *	3,400	125,800
Abbott Laboratories	80,603	9,402,340
ABIOMED, Inc. *	2,049	583,104
Acadia Healthcare Co., Inc. *	4,063	261,495
Align Technology, Inc. *	3,273	1,931,561
Amedisys, Inc. *	1,496	386,521
AmerisourceBergen Corp.	6,696	768,299
Anthem, Inc.	11,152	4,440,949
Baxter International, Inc.	22,971	1,886,378
Becton Dickinson & Co.	13,204	3,193,916
Boston Scientific Corp. *	64,463	2,742,901
Cardinal Health, Inc.	13,319	746,796
Centene Corp. *	26,471	1,948,266
Cerner Corp.	14,001	1,095,578
Change Healthcare, Inc. *	10,468	245,370
Chemed Corp.	730	358,678
Cigna Corp.	16,005	4,142,894
CVS Health Corp.	59,631	5,154,504
Danaher Corp.	28,833	7,385,285
DaVita, Inc. *	3,280	393,830
DENTSPLY SIRONA, Inc.	9,931	664,582
DexCom, Inc. *	4,378	1,617,189
Edwards Lifesciences Corp. *	28,442	2,727,588
Encompass Health Corp.	4,503	386,312
Envista Holdings Corp. *	7,311	319,052
Globus Medical, Inc., Class A *	3,569	257,182
Guardant Health, Inc. *	3,898	483,820
Haemonetics Corp. *	2,261	127,656
HCA Healthcare, Inc.	12,072	2,592,945
HealthEquity, Inc. *	3,830	318,350
Henry Schein, Inc. *	6,461	491,294
Hill-Rom Holdings, Inc.	2,982	331,837
Hologic, Inc. *	11,678	736,415
Humana, Inc.	5,864	2,566,673
IDEXX Laboratories, Inc. *	3,888	2,169,932
Inspire Medical Systems, Inc. *	1,227	238,406
Insulet Corp. *	2,990	806,313
Integra LifeSciences Holdings Corp. *	3,228	222,893
Intuitive Surgical, Inc. *	5,364	4,517,453
iRhythm Technologies, Inc. *	1,278	96,438
Laboratory Corp. of America Holdings *	4,429	1,215,672
LHC Group, Inc. *	1,414	278,346
Masimo Corp. *	2,312	498,467
McKesson Corp.	7,222	1,389,441
Medtronic plc	61,362	7,767,816
Molina Healthcare, Inc. *	2,648	665,601
Security	Number of Shares	Value ($)
Nevro Corp. *	1,549	233,434
Novocure Ltd. *	3,865	788,460
Oak Street Health, Inc. *	1,312	79,232
Omnicell, Inc. *	1,948	270,772
Penumbra, Inc. *	1,565	389,857
Quest Diagnostics, Inc.	6,104	803,714
Quidel Corp. *	1,773	209,409
ResMed, Inc.	6,627	1,364,168
Schrodinger, Inc. *	1,606	112,709
STERIS plc	3,884	741,300
Stryker Corp.	14,894	3,801,991
Tandem Diabetes Care, Inc. *	2,817	240,544
Teladoc Health, Inc. *	5,927	892,488
Teleflex, Inc.	2,115	850,632
Tenet Healthcare Corp. *	4,772	319,294
The Cooper Cos., Inc.	2,228	876,607
UnitedHealth Group, Inc.	43,016	17,719,151
Universal Health Services, Inc., Class B	3,529	563,334
Veeva Systems, Inc., Class A *	6,190	1,803,395
West Pharmaceutical Services, Inc.	3,376	1,173,194
Zimmer Biomet Holdings, Inc.	9,426	1,586,679
		115,502,502

Household & Personal Products 1.4%
Church & Dwight Co., Inc.	11,126	953,832
Colgate-Palmolive Co.	38,635	3,236,840
Coty, Inc., Class A *	12,654	112,747
Herbalife Nutrition Ltd. *	3,951	207,704
Kimberly-Clark Corp.	15,357	2,006,085
Reynolds Consumer Products, Inc.	2,546	76,737
The Clorox Co.	5,759	1,017,788
The Estee Lauder Cos., Inc., Class A	10,449	3,202,828
The Procter & Gamble Co.	112,105	15,117,359
		25,931,920

Insurance 2.1%
Aflac, Inc.	29,135	1,651,372
Alleghany Corp. *	630	451,439
American Financial Group, Inc.	3,165	421,135
American International Group, Inc.	39,328	2,078,091
Aon plc, Class A	10,278	2,604,137
Arch Capital Group Ltd. *	18,349	731,942
Arthur J. Gallagher & Co.	9,312	1,365,232
Assurant, Inc.	2,657	428,175
Athene Holding Ltd., Class A *	5,736	359,246
Brown & Brown, Inc.	10,720	563,014
Chubb Ltd.	20,510	3,486,495
Cincinnati Financial Corp.	6,800	827,628
CNA Financial Corp.	1,144	54,695
Erie Indemnity Co., Class A	1,113	223,858
Everest Re Group Ltd.	1,811	470,788
Fidelity National Financial, Inc.	13,289	624,450
First American Financial Corp.	4,987	320,714
Globe Life, Inc.	4,268	449,933
Kemper Corp.	2,773	207,614
Kinsale Capital Group, Inc.	975	162,298
Lemonade, Inc. *(a)	785	71,019
Lincoln National Corp.	8,216	573,395
Loews Corp.	10,287	600,555
Markel Corp. *	627	768,382
Marsh & McLennan Cos., Inc.	23,121	3,198,790
MetLife, Inc.	34,216	2,236,358
Old Republic International Corp.	12,814	336,496
Primerica, Inc.	1,789	290,194
Principal Financial Group, Inc.	11,481	750,743
Prudential Financial, Inc.	18,089	1,934,980
Reinsurance Group of America, Inc.	3,124	393,718

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
RenaissanceRe Holdings Ltd.	2,283	351,856
RLI Corp.	1,823	192,290
The Allstate Corp.	13,796	1,884,672
The Hartford Financial Services Group, Inc.	16,256	1,062,330
The Progressive Corp.	26,617	2,637,212
The Travelers Cos., Inc.	11,469	1,831,599
Unum Group	9,291	287,742
W.R. Berkley Corp.	6,379	497,498
Willis Towers Watson plc	5,870	1,534,183
		38,916,268

Materials 2.9%
Air Products and Chemicals, Inc.	10,061	3,014,879
Albemarle Corp.	5,316	888,197
Alcoa Corp. *	8,391	332,871
Amcor plc	71,219	840,384
AptarGroup, Inc.	2,949	434,417
Ashland Global Holdings, Inc.	2,541	240,988
Avery Dennison Corp.	3,760	829,193
Axalta Coating Systems Ltd. *	9,436	306,104
Ball Corp.	14,927	1,226,402
Berry Global Group, Inc. *	6,142	418,946
Celanese Corp.	5,200	860,340
CF Industries Holdings, Inc.	9,735	517,610
Cleveland-Cliffs, Inc. *	20,758	417,651
Corteva, Inc.	33,908	1,542,814
Crown Holdings, Inc.	6,109	630,693
Dow, Inc.	34,031	2,328,401
DuPont de Nemours, Inc.	24,528	2,074,824
Eagle Materials, Inc. *	1,944	285,301
Eastman Chemical Co.	6,192	776,477
Ecolab, Inc.	11,303	2,431,049
Element Solutions, Inc.	9,738	227,772
FMC Corp.	5,914	690,105
Freeport-McMoRan, Inc.	66,405	2,836,822
Graphic Packaging Holding Co.	12,043	212,920
Huntsman Corp.	9,043	256,640
International Flavors & Fragrances, Inc.	11,277	1,597,613
International Paper Co.	17,892	1,128,985
Linde plc	23,785	7,149,771
LyondellBasell Industries N.V., Class A	11,680	1,315,402
Martin Marietta Materials, Inc.	2,829	1,028,766
NewMarket Corp.	323	110,863
Newmont Corp.	36,388	2,673,790
Nucor Corp.	13,555	1,389,930
Packaging Corp. of America	4,282	636,519
PPG Industries, Inc.	10,787	1,938,640
Quaker Chemical Corp.	607	147,228
Reliance Steel & Aluminum Co.	2,888	485,386
Royal Gold, Inc.	2,993	370,444
RPM International, Inc.	5,906	552,388
Sealed Air Corp.	7,147	406,378
Sonoco Products Co.	4,532	306,001
Steel Dynamics, Inc.	9,194	573,981
The Mosaic Co.	15,645	565,410
The Scotts Miracle-Gro Co.	1,834	398,657
The Sherwin-Williams Co.	11,001	3,119,114
United States Steel Corp.	11,877	307,971
Vulcan Materials Co.	6,023	1,104,136
Westlake Chemical Corp.	1,560	157,357
Westrock Co.	12,008	700,307
		52,786,837

Media & Entertainment 9.2%
Activision Blizzard, Inc.	35,300	3,432,925
Alphabet, Inc., Class A *	13,683	32,248,779
Alphabet, Inc., Class C *	13,113	31,622,786
Security	Number of Shares	Value ($)
Altice USA, Inc., Class A *	11,016	397,237
Cable One, Inc.	248	450,259
Charter Communications, Inc., Class A *	6,439	4,472,079
Comcast Corp., Class A	208,107	11,932,855
Discovery, Inc., Class A *(a)	7,364	236,458
Discovery, Inc., Class C *	13,122	394,316
DISH Network Corp., Class A *	11,340	493,517
Electronic Arts, Inc.	13,104	1,872,955
Facebook, Inc., Class A *	109,484	35,990,675
Fox Corp., Class A	15,194	567,496
Fox Corp., Class B	6,934	251,565
IAC/InterActiveCorp *	3,756	598,969
Liberty Broadband Corp., Class C *	9,619	1,599,543
Liberty Media Corp. - Liberty Formula One, Class C *	9,192	410,423
Liberty Media Corp. - Liberty SiriusXM, Class C *	7,862	342,076
Live Nation Entertainment, Inc. *	6,536	588,959
Match Group, Inc. *	12,242	1,755,258
Netflix, Inc. *	20,162	10,137,655
News Corp., Class A	17,736	478,695
Nexstar Media Group, Inc., Class A	1,981	300,934
Omnicom Group, Inc.	9,769	803,403
Pinterest, Inc., Class A *	24,196	1,579,999
Roku, Inc. *	5,044	1,748,805
Sirius XM Holdings, Inc. (a)	52,544	328,400
Snap, Inc., Class A *	42,120	2,616,494
Take-Two Interactive Software, Inc. *	5,260	976,046
The Interpublic Group of Cos., Inc.	17,770	598,671
The New York Times Co., Class A	6,586	282,012
The Walt Disney Co. *	82,613	14,758,812
Twitter, Inc. *	36,344	2,107,952
ViacomCBS, Inc., Class B	26,714	1,133,208
Vimeo, Inc. *	6,070	254,978
Zillow Group, Inc., Class A *	1,658	196,125
Zillow Group, Inc., Class C *	7,003	821,592
Zynga, Inc., Class A *	45,667	495,030
		169,277,941

Pharmaceuticals, Biotechnology & Life Sciences 6.9%
10X Genomics, Inc., Class A *	3,343	601,740
AbbVie, Inc.	80,350	9,095,620
ACADIA Pharmaceuticals, Inc. *	5,326	118,983
Acceleron Pharma, Inc. *	2,382	311,780
Adaptive Biotechnologies Corp. *	3,751	141,825
Agilent Technologies, Inc.	13,877	1,916,830
Alexion Pharmaceuticals, Inc. *	10,005	1,766,383
Allakos, Inc. *	1,448	146,885
Alnylam Pharmaceuticals, Inc. *	5,305	753,257
Amgen, Inc.	26,280	6,253,063
Amicus Therapeutics, Inc. *	11,653	107,907
Arrowhead Pharmaceuticals, Inc. *	4,826	350,368
Avantor, Inc. *	23,424	753,082
Beam Therapeutics, Inc. *	1,155	90,356
Berkeley Lights, Inc. *	372	16,182
Bio-Rad Laboratories, Inc., Class A *	989	595,744
Bio-Techne Corp.	1,765	730,410
Biogen, Inc. *	6,916	1,849,892
Biohaven Pharmaceutical Holding Co., Ltd. *	2,384	207,408
BioMarin Pharmaceutical, Inc. *	8,248	637,570
Blueprint Medicines Corp. *	2,646	241,712
Bridgebio Pharma, Inc. *	4,453	263,618
Bristol-Myers Squibb Co.	101,936	6,699,234
Bruker Corp.	4,653	323,104
Catalent, Inc. *	7,790	816,626
Charles River Laboratories International, Inc. *	2,261	764,195
Denali Therapeutics, Inc. *	3,726	236,936

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Editas Medicine, Inc. *	3,085	104,736
Elanco Animal Health, Inc. *	21,459	772,095
Eli Lilly & Co.	36,221	7,234,783
Emergent BioSolutions, Inc. *	2,038	123,605
Exact Sciences Corp. *	7,730	854,397
Exelixis, Inc. *	14,194	320,075
Fate Therapeutics, Inc. *	3,643	279,054
Gilead Sciences, Inc.	57,226	3,783,211
Halozyme Therapeutics, Inc. *	5,819	240,965
Horizon Therapeutics plc *	10,160	931,266
Illumina, Inc. *	6,629	2,688,988
Immunovant, Inc. *	2,140	32,442
Incyte Corp. *	8,562	717,324
Intellia Therapeutics, Inc. *	2,832	212,230
Invitae Corp. *	7,841	225,664
Ionis Pharmaceuticals, Inc. *	6,339	236,128
Iovance Biotherapeutics, Inc. *	6,193	115,004
IQVIA Holdings, Inc. *	8,698	2,088,912
Jazz Pharmaceuticals plc *	2,730	486,295
Johnson & Johnson	119,630	20,247,377
Kodiak Sciences, Inc. *	1,442	120,580
Medpace Holdings, Inc. *	1,222	204,147
Merck & Co., Inc.	115,150	8,738,733
Mettler-Toledo International, Inc. *	1,063	1,382,910
Mirati Therapeutics, Inc. *	2,127	336,385
Moderna, Inc. *	13,843	2,561,093
Natera, Inc. *	3,545	333,726
NeoGenomics, Inc. *	5,337	218,977
Neurocrine Biosciences, Inc. *	4,257	409,609
Novavax, Inc. *	3,090	456,146
Pacific Biosciences of California, Inc. *	8,729	236,119
PerkinElmer, Inc.	5,079	736,810
Perrigo Co., plc	6,219	286,945
Pfizer, Inc.	253,839	9,831,184
PPD, Inc. *	5,038	232,353
PRA Health Sciences, Inc. *	2,952	504,556
Regeneron Pharmaceuticals, Inc. *	4,791	2,407,142
Repligen Corp. *	2,330	425,481
Royalty Pharma plc, Class A	3,939	158,033
Sage Therapeutics, Inc. *	2,308	160,637
Sarepta Therapeutics, Inc. *	3,567	269,844
Seagen, Inc. *	5,760	894,816
Syneos Health, Inc. *	4,046	355,643
TG Therapeutics, Inc. *	5,188	180,906
Thermo Fisher Scientific, Inc.	17,909	8,408,275
Turning Point Therapeutics, Inc. *	1,930	127,727
Twist Bioscience Corp. *	1,898	203,674
Ultragenyx Pharmaceutical, Inc. *	2,824	287,229
United Therapeutics Corp. *	2,030	377,377
Vertex Pharmaceuticals, Inc. *	11,838	2,469,762
Viatris, Inc.	54,838	835,731
Waters Corp. *	2,824	910,034
Zoetis, Inc.	21,614	3,818,761
		126,366,606

Real Estate 3.0%
Alexandria Real Estate Equities, Inc.	5,790	1,032,125
American Campus Communities, Inc.	6,239	294,231
American Homes 4 Rent, Class A	12,107	460,913
American Tower Corp.	20,645	5,273,972
Americold Realty Trust	11,486	436,698
Apartment Income REIT Corp.	6,740	313,949
AvalonBay Communities, Inc.	6,366	1,317,380
Boston Properties, Inc.	6,409	753,442
Brixmor Property Group, Inc.	13,634	309,628
Camden Property Trust	4,421	554,305
CBRE Group, Inc., Class A *	15,227	1,336,626
CoreSite Realty Corp.	1,931	234,134
Security	Number of Shares	Value ($)
Cousins Properties, Inc.	6,750	250,358
Crown Castle International Corp.	19,638	3,721,401
CubeSmart	9,197	402,737
CyrusOne, Inc.	5,452	402,085
Digital Realty Trust, Inc.	12,821	1,943,151
Douglas Emmett, Inc.	7,483	259,810
Duke Realty Corp.	16,918	786,010
EastGroup Properties, Inc.	1,790	282,963
Equinix, Inc.	4,062	2,992,557
Equity LifeStyle Properties, Inc.	7,746	548,882
Equity Residential	15,663	1,213,099
Essex Property Trust, Inc.	2,968	876,421
eXp World Holdings, Inc. *	2,542	82,005
Extra Space Storage, Inc.	6,023	902,306
Federal Realty Investment Trust	3,132	358,113
First Industrial Realty Trust, Inc.	5,799	293,661
Gaming & Leisure Properties, Inc.	9,991	463,183
Healthcare Trust of America, Inc., Class A	9,919	271,880
Healthpeak Properties, Inc.	24,428	815,407
Host Hotels & Resorts, Inc. *	31,963	548,805
Invitation Homes, Inc.	25,795	935,585
Iron Mountain, Inc.	13,033	567,457
Jones Lang LaSalle, Inc. *	2,361	477,512
Kilroy Realty Corp.	4,909	344,661
Kimco Realty Corp.	19,669	419,146
Lamar Advertising Co., Class A	3,939	412,886
Life Storage, Inc.	3,382	336,306
Medical Properties Trust, Inc.	26,474	560,455
Mid-America Apartment Communities, Inc.	5,215	838,050
National Retail Properties, Inc.	8,030	372,190
Omega Healthcare Investors, Inc.	10,602	388,245
Prologis, Inc.	33,616	3,961,309
Public Storage	6,912	1,952,502
Realty Income Corp.	16,992	1,162,253
Redfin Corp. *	4,653	274,667
Regency Centers Corp.	7,158	462,407
Rexford Industrial Realty, Inc.	5,896	325,636
SBA Communications Corp.	4,983	1,485,532
Simon Property Group, Inc.	15,027	1,930,819
STORE Capital Corp.	10,936	376,198
Sun Communities, Inc.	5,091	852,335
UDR, Inc.	13,408	638,623
Ventas, Inc.	17,003	942,816
VEREIT, Inc.	10,413	495,346
VICI Properties, Inc.	24,333	757,486
Vornado Realty Trust	7,171	339,045
Welltower, Inc.	18,925	1,415,022
Weyerhaeuser Co.	34,270	1,300,889
WP Carey, Inc.	7,953	600,054
		54,657,669

Retailing 6.5%
Advance Auto Parts, Inc.	2,962	561,980
Amazon.com, Inc. *	19,478	62,778,958
AutoNation, Inc. *	2,460	251,240
AutoZone, Inc. *	1,005	1,413,633
Best Buy Co., Inc.	10,522	1,223,077
Burlington Stores, Inc. *	3,022	977,224
CarMax, Inc. *	7,439	856,899
Carvana Co. *	2,866	759,748
Chewy, Inc., Class A *	3,443	253,474
Dollar General Corp.	11,117	2,256,306
Dollar Tree, Inc. *	10,690	1,042,275
DoorDash, Inc., Class A *	1,545	232,183
eBay, Inc.	29,499	1,795,899
Etsy, Inc. *	5,741	945,715
Five Below, Inc. *	2,536	466,928
Floor & Decor Holdings, Inc., Class A *	4,721	464,122

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Foot Locker, Inc.	4,676	295,944
Genuine Parts Co.	6,526	855,689
GrubHub, Inc. *	4,247	255,287
Kohl’s Corp.	7,208	399,972
L Brands, Inc. *	10,645	743,766
Lithia Motors, Inc., Class A	1,346	473,779
LKQ Corp. *	12,708	647,600
Lowe’s Cos., Inc.	33,258	6,479,656
Nordstrom, Inc. *	4,891	164,044
O'Reilly Automotive, Inc. *	3,195	1,709,708
Ollie’s Bargain Outlet Holdings, Inc. *	2,660	229,930
Penske Automotive Group, Inc.	1,492	127,700
Pool Corp.	1,827	797,577
Qurate Retail, Inc., Class A	17,301	235,813
RH *	739	473,736
Ross Stores, Inc.	16,222	2,050,299
Target Corp.	22,795	5,172,641
The Gap, Inc.	9,316	311,620
The Home Depot, Inc.	48,999	15,626,271
The TJX Cos., Inc.	54,645	3,690,723
Tractor Supply Co.	5,326	967,734
Ulta Beauty, Inc. *	2,573	888,611
Vroom, Inc. *	1,513	66,890
Wayfair, Inc., Class A *	3,338	1,023,231
Williams-Sonoma, Inc.	3,484	590,677
		120,558,559

Semiconductors & Semiconductor Equipment 5.2%
Advanced Micro Devices, Inc. *	55,198	4,420,256
Analog Devices, Inc.	16,768	2,760,013
Applied Materials, Inc.	41,742	5,765,822
Broadcom, Inc.	18,587	8,779,198
Brooks Automation, Inc.	3,412	348,331
Cirrus Logic, Inc. *	2,670	208,447
CMC Materials, Inc.	1,317	203,253
Cree, Inc. *	5,263	526,353
Enphase Energy, Inc. *	5,901	844,138
Entegris, Inc.	6,112	699,518
First Solar, Inc. *	3,834	291,806
Intel Corp.	184,903	10,561,659
KLA Corp.	7,004	2,219,497
Lam Research Corp.	6,495	4,220,776
Lattice Semiconductor Corp. *	6,239	331,104
Marvell Technology, Inc.	36,074	1,742,374
Maxim Integrated Products, Inc.	12,159	1,240,339
Microchip Technology, Inc.	12,248	1,922,324
Micron Technology, Inc. *	50,983	4,289,710
MKS Instruments, Inc.	2,553	480,551
Monolithic Power Systems, Inc.	1,943	666,682
NVIDIA Corp.	28,214	18,332,893
NXP Semiconductor N.V.	12,587	2,661,143
ON Semiconductor Corp. *	18,721	749,589
Power Integrations, Inc.	2,760	226,844
Qorvo, Inc. *	5,165	943,749
QUALCOMM, Inc.	51,731	6,959,889
Semtech Corp. *	2,975	187,425
Silicon Laboratories, Inc. *	2,005	273,803
Skyworks Solutions, Inc.	7,477	1,271,090
SolarEdge Technologies, Inc. *	2,336	602,711
SunPower Corp. *	3,565	83,385
Teradyne, Inc.	7,565	1,001,228
Texas Instruments, Inc.	41,885	7,950,611
Universal Display Corp.	1,949	420,711
Xilinx, Inc.	11,151	1,416,177
		95,603,399

Security	Number of Shares	Value ($)
Software & Services 14.3%
Accenture plc, Class A	28,858	8,142,573
Adobe, Inc. *	21,810	11,004,890
Akamai Technologies, Inc. *	7,425	848,009
Alarm.com Holdings, Inc. *	2,029	166,135
Alteryx, Inc., Class A *	2,679	208,346
Amdocs Ltd.	5,893	460,243
Anaplan, Inc. *	6,420	330,694
ANSYS, Inc. *	3,952	1,335,539
Appian Corp. *	1,771	160,240
Aspen Technology, Inc. *	3,070	418,963
Autodesk, Inc. *	9,985	2,854,312
Automatic Data Processing, Inc.	19,472	3,816,901
Avalara, Inc. *	3,882	513,084
Bill.com Holdings, Inc. *	2,796	416,380
Black Knight, Inc. *	7,135	523,638
Blackline, Inc. *	2,338	243,082
Broadridge Financial Solutions, Inc.	5,271	840,619
Cadence Design Systems, Inc. *	12,666	1,608,455
CDK Global, Inc.	5,554	290,696
Ceridian HCM Holding, Inc. *	5,946	531,929
Citrix Systems, Inc.	5,563	639,522
Cloudflare, Inc., Class A *	8,499	697,428
Cognizant Technology Solutions Corp., Class A	24,108	1,725,168
Concentrix Corp. *	1,870	285,586
Coupa Software, Inc. *	3,321	791,062
Crowdstrike Holdings, Inc., Class A *	8,599	1,910,268
Datadog, Inc., Class A *	9,334	849,861
Digital Turbine, Inc. *	3,398	224,846
DocuSign, Inc. *	8,462	1,706,108
Dolby Laboratories, Inc., Class A	2,968	289,499
Dropbox, Inc., Class A *	13,373	365,752
Duck Creek Technologies, Inc. *	1,464	57,550
DXC Technology Co. *	11,596	439,720
Dynatrace, Inc. *	8,279	428,355
Elastic N.V. *	2,848	336,662
Envestnet, Inc. *	2,390	172,008
EPAM Systems, Inc. *	2,558	1,221,701
Euronet Worldwide, Inc. *	2,372	354,946
Everbridge, Inc. *	1,659	194,933
Fair Isaac Corp. *	1,328	672,048
Fastly, Inc., Class A *	3,912	184,607
Fidelity National Information Services, Inc.	28,290	4,214,644
FireEye, Inc. *	10,863	243,005
Fiserv, Inc. *	27,060	3,117,312
Five9, Inc. *	3,073	544,228
FleetCor Technologies, Inc. *	3,783	1,038,207
Fortinet, Inc. *	6,184	1,351,451
Gartner, Inc. *	4,042	937,097
Genpact Ltd.	7,972	364,639
Global Payments, Inc.	13,415	2,598,620
GoDaddy, Inc., Class A *	7,694	622,906
Guidewire Software, Inc. *	3,766	368,089
HubSpot, Inc. *	1,986	1,001,699
International Business Machines Corp.	40,676	5,846,768
Intuit, Inc.	12,470	5,475,452
Jack Henry & Associates, Inc.	3,486	537,367
LiveRamp Holdings, Inc. *	3,083	154,890
Manhattan Associates, Inc. *	2,930	398,421
Mastercard, Inc., Class A	39,902	14,387,863
MAXIMUS, Inc.	2,809	260,310
Medallia, Inc. *	3,645	93,567
Microsoft Corp.	343,250	85,702,660
MongoDB, Inc. *	2,381	695,109
nCino, Inc. *	619	37,833
New Relic, Inc. *	2,440	152,939
NortonLifeLock, Inc.	26,501	733,018

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Nuance Communications, Inc. *	13,068	691,297
Nutanix, Inc., Class A *	8,914	280,880
Okta, Inc. *	5,637	1,253,894
Oracle Corp.	84,373	6,643,530
Palo Alto Networks, Inc. *	4,419	1,605,202
Paychex, Inc.	14,635	1,480,184
Paycom Software, Inc. *	2,258	744,237
Paylocity Holding Corp. *	1,725	292,957
PayPal Holdings, Inc. *	53,302	13,859,586
Pegasystems, Inc.	1,816	214,542
Proofpoint, Inc. *	2,579	445,677
PTC, Inc. *	4,743	636,226
Q2 Holdings, Inc. *	2,332	221,377
Qualys, Inc. *	1,485	143,570
Rapid7, Inc. *	2,374	198,585
RingCentral, Inc., Class A *	3,643	956,178
Sailpoint Technologies Holdings, Inc. *	4,106	191,052
salesforce.com, Inc. *	41,765	9,944,247
ServiceNow, Inc. *	8,944	4,238,383
Slack Technologies, Inc., Class A *	22,752	1,001,998
Smartsheet, Inc., Class A *	5,219	308,339
Snowflake, Inc., Class A *	2,695	641,491
SolarWinds Corp. *	3,196	52,894
Splunk, Inc. *	7,339	889,487
Square, Inc., Class A *	17,765	3,953,068
SS&C Technologies Holdings, Inc.	10,173	751,480
Synopsys, Inc. *	6,951	1,767,917
Tenable Holdings, Inc. *	2,977	124,439
The Trade Desk, Inc., Class A *	1,940	1,140,992
The Western Union Co.	18,683	457,173
Twilio, Inc., Class A *	7,299	2,452,464
Tyler Technologies, Inc. *	1,847	744,637
Varonis Systems, Inc. *	4,571	220,779
Verint Systems, Inc. *	2,962	136,578
VeriSign, Inc. *	4,513	992,499
Visa, Inc., Class A	77,195	17,546,424
VMware, Inc., Class A *(a)	3,693	583,088
WEX, Inc. *	2,010	393,779
Workday, Inc., Class A *	8,391	1,919,190
Zendesk, Inc. *	5,411	739,467
Zoom Video Communications, Inc., Class A *	9,305	3,084,887
Zscaler, Inc. *	3,422	664,552
		263,749,678

Technology Hardware & Equipment 6.7%
Amphenol Corp., Class A	27,219	1,830,750
Apple Inc.	718,186	89,493,158
Arista Networks, Inc. *	2,509	851,504
Arrow Electronics, Inc. *	3,368	405,271
CDW Corp.	6,405	1,059,515
Ciena Corp. *	7,107	375,747
Cisco Systems, Inc.	192,147	10,164,576
Cognex Corp.	7,976	633,215
Corning, Inc.	34,956	1,525,130
Dell Technologies, Inc., Class C *	10,773	1,062,649
F5 Networks, Inc. *	2,786	516,608
Hewlett Packard Enterprise Co.	59,338	947,035
HP, Inc.	56,980	1,665,525
II-VI, Inc. *	4,708	317,178
IPG Photonics Corp. *	1,631	341,303
Jabil, Inc.	6,217	350,950
Juniper Networks, Inc.	15,006	395,108
Keysight Technologies, Inc. *	8,438	1,201,402
Littelfuse, Inc.	1,112	290,499
Lumentum Holdings, Inc. *	3,414	277,797
Motorola Solutions, Inc.	7,706	1,582,119
National Instruments Corp.	5,908	241,046
NCR Corp. *	5,933	285,971
Security	Number of Shares	Value ($)
NetApp, Inc.	10,114	782,520
Novanta, Inc. *	1,580	219,573
Pure Storage, Inc., Class A *	11,039	210,293
Seagate Technology Holdings plc	9,143	875,442
TE Connectivity Ltd.	15,038	2,040,356
Trimble, Inc. *	11,392	886,184
Ubiquiti, Inc.	335	101,009
Vontier Corp. *	7,812	274,045
Western Digital Corp. *	13,884	1,044,493
Xerox Holdings Corp.	7,582	177,798
Zebra Technologies Corp., Class A *	2,439	1,212,305
		123,638,074

Telecommunication Services 1.4%
AT&T, Inc.	324,495	9,549,888
Iridium Communications, Inc. *	5,391	205,990
Liberty Global plc, Class A *	6,358	173,637
Liberty Global plc, Class C *	16,137	439,249
Lumen Technologies, Inc.	44,983	622,565
T-Mobile US, Inc. *	26,611	3,764,126
Verizon Communications, Inc.	188,415	10,643,563
		25,399,018

Transportation 2.2%
Alaska Air Group, Inc. *	5,588	386,690
AMERCO	404	232,316
American Airlines Group, Inc. *	29,156	706,741
C.H. Robinson Worldwide, Inc.	6,120	593,762
CSX Corp.	34,660	3,470,159
Delta Air Lines, Inc. *	28,957	1,380,670
Expeditors International of Washington, Inc.	7,727	971,207
FedEx Corp.	11,095	3,492,817
J.B. Hunt Transport Services, Inc.	3,817	654,768
JetBlue Airways Corp. *	14,251	286,445
Kansas City Southern	4,144	1,233,586
Knight-Swift Transportation Holdings, Inc.	5,534	264,138
Landstar System, Inc.	1,767	301,273
Lyft, Inc., Class A *	11,643	664,699
Norfolk Southern Corp.	11,473	3,222,766
Old Dominion Freight Line, Inc.	4,351	1,154,973
Saia, Inc. *	1,208	278,033
Southwest Airlines Co. *	26,955	1,656,654
Uber Technologies, Inc. *	66,725	3,391,632
Union Pacific Corp.	30,485	6,850,894
United Airlines Holdings, Inc. *	14,495	845,783
United Parcel Service, Inc., Class B	32,738	7,025,575
XPO Logistics, Inc. *	4,631	680,433
		39,746,014

Utilities 2.4%
Alliant Energy Corp.	11,291	645,281
Ameren Corp.	11,529	970,742
American Electric Power Co., Inc.	22,572	1,941,192
American Water Works Co., Inc.	8,284	1,284,186
Atmos Energy Corp.	5,804	575,583
Avangrid, Inc.	2,546	134,123
CenterPoint Energy, Inc.	25,147	636,219
CMS Energy Corp.	13,106	822,270
Consolidated Edison, Inc.	15,554	1,201,391
Dominion Energy, Inc.	36,671	2,792,130
DTE Energy Co.	8,836	1,219,280
Duke Energy Corp.	34,929	3,500,584
Edison International	17,174	959,511
Entergy Corp.	9,148	962,918
Essential Utilities, Inc.	10,113	483,401
Evergy, Inc.	10,381	643,518

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Eversource Energy	15,642	1,269,974
Exelon Corp.	44,329	2,000,125
FirstEnergy Corp.	24,865	942,632
MDU Resources Group, Inc.	9,151	308,023
NextEra Energy, Inc.	89,168	6,528,881
NiSource, Inc.	17,919	456,935
NRG Energy, Inc.	11,057	355,483
OGE Energy Corp.	9,025	311,363
Ormat Technologies, Inc.	1,985	137,064
PG&E Corp. *	68,139	690,929
Pinnacle West Capital Corp.	5,179	438,040
PPL Corp.	34,913	1,016,317
Public Service Enterprise Group, Inc.	22,986	1,427,890
Sempra Energy	14,326	1,941,030
Sunnova Energy International, Inc. *	2,849	83,191
The AES Corp.	30,327	770,609
The Southern Co.	48,163	3,078,579
UGI Corp.	9,418	433,699
Vistra Corp.	21,791	352,360
WEC Energy Group, Inc.	14,299	1,342,819
Xcel Energy, Inc.	24,441	1,732,378
		44,390,650
Total Common Stock
(Cost $1,324,859,600)		1,834,838,415

Investment Companies 0.1% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (c)	675,776	675,776

Security	Number of Shares	Value ($)
Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 0.03% (c)	1,512,075	1,512,075
Total Investment Companies
(Cost $2,187,851)		2,187,851

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 06/18/21	13	2,731,560	32,373
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $1,469,248.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the 7-day yield.

REIT –	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended May 31, 2021:
	Value at 8/31/20	Gross Purchases	Gross Sales	Realized Gains(Losses)	Net change in unrealized appreciation (depreciation)	Value at 5/31/21	Balance of Shares Held at 5/31/21	Dividends Received
The Charles Schwab Corp.	$1,420,845	$1,567,426	($124,024)	$1,570	$2,148,155	$5,013,972	67,894	$32,827

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$1,834,838,415	$—	$—	$1,834,838,415
Investment Companies[1]	2,187,851	—	—	2,187,851
Futures Contracts[2]	32,373	—	—	32,373
Total	$1,837,058,639	$—	$—	$1,837,058,639
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab U.S. Large-Cap ETF

Portfolio Holdings as of May 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Common Stock 99.9% of net assets

Automobiles & Components 1.8%
Aptiv plc *	206,990	31,135,436
Autoliv, Inc.	59,701	6,330,097
BorgWarner, Inc.	182,913	9,381,608
Ford Motor Co. *	2,994,491	43,509,954
General Motors Co. *	971,041	57,592,442
Gentex Corp.	186,346	6,615,283
Harley-Davidson, Inc.	118,846	5,760,466
Lear Corp.	42,017	8,124,407
Luminar Technologies, Inc. *(a)	142,238	2,917,301
QuantumScape Corp. *(a)	106,100	2,746,929
Tesla, Inc. *	588,233	367,775,036
		541,888,959

Banks 4.4%
Bank of America Corp.	5,820,135	246,715,523
BOK Financial Corp.	24,164	2,199,891
Citigroup, Inc.	1,599,310	125,881,690
Citizens Financial Group, Inc.	326,149	16,274,835
Comerica, Inc.	106,676	8,372,999
Commerce Bancshares, Inc.	80,777	6,290,913
Cullen/Frost Bankers, Inc.	42,271	5,102,532
East West Bancorp, Inc.	107,259	8,020,828
Fifth Third Bancorp	542,515	22,861,582
First Republic Bank	135,126	25,868,522
Huntington Bancshares, Inc.	783,235	12,422,107
JPMorgan Chase & Co.	2,337,325	383,882,258
KeyCorp	737,654	16,995,548
M&T Bank Corp.	98,885	15,889,831
New York Community Bancorp, Inc.	353,113	4,226,763
People's United Financial, Inc.	326,140	6,167,307
Regions Financial Corp.	738,281	17,283,158
Signature Bank	43,651	10,901,837
SVB Financial Group *	41,345	24,099,587
The PNC Financial Services Group, Inc.	324,846	63,241,019
Truist Financial Corp.	1,032,292	63,775,000
U.S. Bancorp	1,047,426	63,662,552
Wells Fargo & Co.	3,166,786	147,952,242
Zions Bancorp NA	125,338	7,254,564
		1,305,343,088

Capital Goods 6.0%
3M Co.	443,311	90,009,865
A.O. Smith Corp.	103,735	7,372,446
Acuity Brands, Inc.	27,839	5,171,094
AGCO Corp.	47,602	6,586,689
Allegion plc	69,411	9,750,857
Allison Transmission Holdings, Inc.	85,232	3,606,166
AMETEK, Inc.	176,702	23,872,440
Carlisle Cos., Inc.	40,619	7,811,846
Carrier Global Corp.	626,989	28,797,605
Security	Number of Shares	Value ($)
Caterpillar, Inc.	417,925	100,753,359
Cummins, Inc.	113,345	29,161,402
Deere & Co.	240,272	86,762,219
Donaldson Co., Inc.	96,958	5,971,643
Dover Corp.	110,405	16,615,952
Eaton Corp. plc	304,532	44,233,273
Emerson Electric Co.	458,972	43,919,031
Fastenal Co.	440,394	23,358,498
Fortive Corp.	259,040	18,785,581
Fortune Brands Home & Security, Inc.	106,597	10,996,547
Generac Holdings, Inc. *	48,184	15,839,044
General Dynamics Corp.	178,002	33,804,360
General Electric Co.	6,713,422	94,390,713
Graco, Inc.	130,066	9,848,598
HEICO Corp.	32,455	4,558,629
HEICO Corp., Class A	55,931	7,408,620
Honeywell International, Inc.	533,051	123,086,806
Howmet Aerospace, Inc. *	301,243	10,688,102
Hubbell, Inc.	41,566	7,924,142
Huntington Ingalls Industries, Inc.	30,831	6,665,971
IDEX Corp.	57,971	12,907,823
Illinois Tool Works, Inc.	220,529	51,109,801
Ingersoll Rand, Inc. *	284,097	14,102,575
Johnson Controls International plc	551,654	36,707,057
L3Harris Technologies, Inc.	157,833	34,417,064
Lennox International, Inc.	26,200	9,168,166
Lincoln Electric Holdings, Inc.	45,395	5,836,889
Lockheed Martin Corp.	188,692	72,118,082
Masco Corp.	196,794	11,868,646
Nikola Corp. *(a)	105,072	1,571,877
Nordson Corp.	41,588	9,219,644
Northrop Grumman Corp.	118,803	43,466,454
Otis Worldwide Corp.	311,657	24,412,093
Owens Corning	80,440	8,578,926
PACCAR, Inc.	265,283	24,289,311
Parker-Hannifin Corp.	98,885	30,471,413
Pentair plc	127,812	8,815,194
Quanta Services, Inc.	105,957	10,103,000
Raytheon Technologies Corp.	1,163,246	103,191,553
Rockwell Automation, Inc.	89,174	23,516,967
Roper Technologies, Inc.	80,485	36,219,055
Sensata Technologies Holding plc *	120,226	7,145,031
Snap-on, Inc.	41,233	10,498,746
Stanley Black & Decker, Inc.	123,530	26,781,304
Teledyne Technologies, Inc. *	35,597	14,931,937
Textron, Inc.	172,543	11,814,019
The Boeing Co. *	420,042	103,758,775
The Middleby Corp. *	42,705	7,015,577
The Toro Co.	82,957	9,215,693
Trane Technologies plc	182,651	34,046,146
TransDigm Group, Inc. *	41,764	27,098,154
Trex Co., Inc. *	88,577	8,628,286
United Rentals, Inc. *	55,477	18,527,099
W.W. Grainger, Inc.	33,691	15,570,633
Watsco, Inc.	24,902	7,256,443

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Westinghouse Air Brake Technologies Corp.	135,452	11,210,008
Woodward, Inc.	44,869	5,706,439
Xylem, Inc.	137,546	16,246,934
		1,785,294,312

Commercial & Professional Services 1.0%
ADT, Inc.	116,538	1,205,003
Booz Allen Hamilton Holding Corp.	106,261	9,024,747
Cintas Corp.	67,809	23,973,194
Clarivate plc *	200,345	6,018,364
Copart, Inc. *	159,584	20,587,932
CoStar Group, Inc. *	30,173	25,767,742
Dun & Bradstreet Holdings, Inc. *	104,239	2,238,011
Equifax, Inc.	93,446	21,963,548
IAA, Inc. *	102,472	5,837,830
IHS Markit Ltd.	284,715	29,983,336
Jacobs Engineering Group, Inc.	99,211	14,095,899
Leidos Holdings, Inc.	102,617	10,543,897
ManpowerGroup, Inc.	42,112	5,095,131
Nielsen Holdings plc	273,034	7,429,255
Republic Services, Inc.	160,761	17,551,886
Robert Half International, Inc.	87,181	7,740,801
Rollins, Inc.	168,807	5,754,630
Stericycle, Inc. *	69,227	5,438,473
TransUnion	146,479	15,673,253
Verisk Analytics, Inc.	124,615	21,537,210
Waste Management, Inc.	298,332	41,969,346
		299,429,488

Consumer Durables & Apparel 1.2%
D.R. Horton, Inc.	254,093	24,212,522
Garmin Ltd.	114,134	16,234,420
Hanesbrands, Inc.	269,804	5,271,970
Hasbro, Inc.	98,098	9,414,465
Leggett & Platt, Inc.	101,639	5,593,194
Lennar Corp., Class A	219,351	21,717,942
Lululemon Athletica, Inc. *	90,814	29,344,728
Mohawk Industries, Inc. *	44,932	9,466,274
Newell Brands, Inc.	292,632	8,395,612
NIKE, Inc., Class B	973,760	132,879,290
NVR, Inc. *	2,633	12,868,077
Peloton Interactive, Inc., Class A *	202,043	22,287,363
Polaris, Inc.	44,827	5,882,199
PulteGroup, Inc.	203,158	11,740,501
Tapestry, Inc. *	211,679	9,502,270
Toll Brothers, Inc.	85,340	5,567,582
Under Armour, Inc., Class A *	141,913	3,204,396
Under Armour, Inc., Class C *	152,039	2,897,863
VF Corp.	246,573	19,656,800
Whirlpool Corp.	48,215	11,431,294
		367,568,762

Consumer Services 2.1%
Airbnb, Inc., Class A *	56,377	7,915,331
Aramark	195,816	7,313,728
Booking Holdings, Inc. *	31,388	74,124,331
Bright Horizons Family Solutions, Inc. *	46,340	6,405,578
Carnival Corp. *	612,046	18,092,080
Chegg, Inc. *	106,717	8,207,604
Chipotle Mexican Grill, Inc. *	21,510	29,511,290
Darden Restaurants, Inc.	100,094	14,336,464
Domino's Pizza, Inc.	29,688	12,672,917
DraftKings, Inc., Class A *	246,853	12,330,307
Expedia Group, Inc. *	106,059	18,767,140
Hilton Worldwide Holdings, Inc. *	212,614	26,634,156
Security	Number of Shares	Value ($)
Las Vegas Sands Corp. *	251,875	14,545,781
Marriott International, Inc., Class A *	203,906	29,276,823
McDonald's Corp.	571,056	133,564,288
MGM Resorts International	314,340	13,475,756
Norwegian Cruise Line Holdings Ltd. *	278,627	8,888,201
Royal Caribbean Cruises Ltd. *	167,843	15,654,717
Service Corp. International	129,928	6,888,783
Starbucks Corp.	902,207	102,743,333
Terminix Global Holdings, Inc. *	101,165	4,991,481
Vail Resorts, Inc. *	31,030	10,143,086
Wyndham Hotels & Resorts, Inc.	71,658	5,378,649
Wynn Resorts Ltd. *	80,078	10,559,886
Yum! Brands, Inc.	229,614	27,546,792
		619,968,502

Diversified Financials 5.4%
AGNC Investment Corp.	409,585	7,593,706
Ally Financial, Inc.	285,149	15,600,502
American Express Co.	499,807	80,034,095
Ameriprise Financial, Inc.	89,624	23,287,900
Annaly Capital Management, Inc.	1,067,550	9,896,188
Apollo Global Management, Inc.	160,837	9,222,394
Berkshire Hathaway, Inc., Class B *	1,460,495	422,725,673
BlackRock, Inc.	108,791	95,414,059
Capital One Financial Corp.	352,100	56,610,638
Cboe Global Markets, Inc.	81,840	9,108,792
CME Group, Inc.	274,945	60,146,968
Coinbase Global, Inc., Class A *	11,987	2,835,405
Credit Acceptance Corp. *	8,784	3,930,489
Discover Financial Services	235,267	27,587,408
Equitable Holdings, Inc.	300,496	9,540,748
FactSet Research Systems, Inc.	29,253	9,781,033
Franklin Resources, Inc.	211,515	7,235,928
Intercontinental Exchange, Inc.	430,059	48,545,060
Invesco Ltd.	286,147	8,163,774
Jefferies Financial Group, Inc.	156,756	5,036,570
KKR & Co., Inc.	442,503	24,642,992
MarketAxess Holdings, Inc.	28,943	13,503,067
Moody's Corp.	123,148	41,297,682
Morgan Stanley	1,148,858	104,488,635
Morningstar, Inc.	16,336	3,855,133
MSCI, Inc.	63,321	29,642,460
Nasdaq, Inc.	88,752	14,862,410
Northern Trust Corp.	159,988	19,388,946
Raymond James Financial, Inc.	93,570	12,406,446
S&P Global, Inc.	184,338	69,950,741
Santander Consumer USA Holdings, Inc.	55,848	2,116,639
SEI Investments Co.	91,506	5,805,141
Starwood Property Trust, Inc.	219,058	5,561,883
State Street Corp.	269,480	23,439,370
Synchrony Financial	413,903	19,623,141
T. Rowe Price Group, Inc.	174,904	33,467,880
The Bank of New York Mellon Corp.	618,471	32,209,970
The Blackstone Group, Inc., Class A	523,982	48,557,412
The Carlyle Group, Inc.	90,144	3,933,884
The Charles Schwab Corp. (b)	1,143,012	84,411,436
The Goldman Sachs Group, Inc.	263,411	97,994,160
Voya Financial, Inc.	93,735	6,141,517
		1,609,598,275

Energy 2.7%
APA Corp.	288,857	6,008,226
Baker Hughes Co.	559,803	13,659,193
Cabot Oil & Gas Corp.	302,395	4,959,278
Cheniere Energy, Inc. *	176,706	15,002,339
Chevron Corp.	1,479,476	153,554,814
ConocoPhillips	1,037,501	57,830,306

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Continental Resources, Inc.	48,590	1,582,576
Devon Energy Corp.	453,189	12,036,700
Diamondback Energy, Inc.	138,596	11,097,382
EOG Resources, Inc.	447,145	35,923,629
Exxon Mobil Corp.	3,243,136	189,301,848
Halliburton Co.	679,610	15,257,245
Hess Corp.	209,819	17,587,029
HollyFrontier Corp.	115,185	3,740,057
Kinder Morgan, Inc.	1,492,018	27,363,610
Marathon Oil Corp.	610,271	7,390,382
Marathon Petroleum Corp.	499,662	30,879,112
NOV, Inc. *	302,464	4,875,720
Occidental Petroleum Corp.	641,215	16,645,942
ONEOK, Inc.	340,191	17,941,673
Phillips 66	334,363	28,160,052
Pioneer Natural Resources Co.	157,802	24,015,886
Schlumberger N.V.	1,071,052	33,556,059
Targa Resources Corp.	174,612	6,785,422
Texas Pacific Land Corp.	5,945	8,638,798
The Williams Cos., Inc.	929,144	24,473,653
Valero Energy Corp.	312,870	25,154,748
		793,421,679

Food & Staples Retailing 1.2%
Costco Wholesale Corp.	339,120	128,278,922
Sysco Corp.	391,725	31,729,725
The Kroger Co.	582,940	21,557,121
US Foods Holding Corp. *	167,939	6,539,545
Walgreens Boots Alliance, Inc.	547,971	28,856,153
Walmart, Inc.	1,061,838	150,812,851
		367,774,317

Food, Beverage & Tobacco 3.0%
Altria Group, Inc.	1,423,420	70,060,732
Archer-Daniels-Midland Co.	427,917	28,469,318
Beyond Meat, Inc. *(a)	37,876	5,507,928
Brown-Forman Corp., Class A	42,579	3,193,425
Brown-Forman Corp., Class B	140,207	11,267,035
Bunge Ltd.	107,811	9,360,151
Campbell Soup Co.	155,987	7,591,887
Conagra Brands, Inc.	372,255	14,182,916
Constellation Brands, Inc., Class A	130,228	31,218,256
General Mills, Inc.	469,420	29,507,741
Hormel Foods Corp.	214,098	10,392,317
Ingredion, Inc.	50,910	4,832,886
Kellogg Co.	195,806	12,823,335
Keurig Dr Pepper, Inc.	443,624	16,396,343
Lamb Weston Holdings, Inc.	111,981	9,237,313
McCormick & Co., Inc. Non-Voting Shares	190,148	16,934,581
Molson Coors Beverage Co., Class B *	144,369	8,419,600
Mondelez International, Inc., Class A	1,081,417	68,702,422
Monster Beverage Corp. *	283,478	26,723,471
PepsiCo, Inc.	1,056,498	156,298,314
Philip Morris International, Inc.	1,193,009	115,041,858
Post Holdings, Inc. *	46,194	5,336,793
The Boston Beer Co., Inc., Class A *	7,077	7,488,598
The Coca-Cola Co.	2,972,454	164,346,982
The Hershey Co.	112,320	19,436,976
The J.M. Smucker Co.	83,847	11,175,967
The Kraft Heinz Co.	497,804	21,699,276
Tyson Foods, Inc., Class A	225,251	17,907,454
		903,553,875

Security	Number of Shares	Value ($)
Health Care Equipment & Services 6.2%
Abbott Laboratories	1,356,383	158,222,077
ABIOMED, Inc. *	34,488	9,814,595
Align Technology, Inc. *	55,213	32,583,952
AmerisourceBergen Corp.	113,510	13,024,137
Anthem, Inc.	187,438	74,641,560
Baxter International, Inc.	387,073	31,786,435
Becton Dickinson & Co.	222,538	53,829,717
Boston Scientific Corp. *	1,086,021	46,210,194
Cardinal Health, Inc.	225,892	12,665,764
Centene Corp. *	444,783	32,736,029
Cerner Corp.	234,725	18,367,231
Chemed Corp.	12,230	6,009,088
Cigna Corp.	269,363	69,724,613
CVS Health Corp.	1,003,950	86,781,438
Danaher Corp.	485,709	124,409,503
DaVita, Inc. *	54,921	6,594,364
DENTSPLY SIRONA, Inc.	168,888	11,301,985
DexCom, Inc. *	73,663	27,210,376
Edwards Lifesciences Corp. *	477,621	45,803,854
Encompass Health Corp.	75,977	6,518,067
Guardant Health, Inc. *	64,874	8,052,161
Haemonetics Corp. *	39,142	2,209,957
HCA Healthcare, Inc.	203,169	43,638,670
Henry Schein, Inc. *	109,702	8,341,740
Hill-Rom Holdings, Inc.	50,772	5,649,908
Hologic, Inc. *	197,028	12,424,586
Humana, Inc.	98,657	43,182,169
IDEXX Laboratories, Inc. *	65,492	36,551,740
Insulet Corp. *	50,403	13,592,177
Intuitive Surgical, Inc. *	90,241	75,999,165
Laboratory Corp. of America Holdings *	74,673	20,496,245
Masimo Corp. *	38,732	8,350,619
McKesson Corp.	121,781	23,429,447
Medtronic plc	1,032,769	130,738,228
Molina Healthcare, Inc. *	44,406	11,161,892
Penumbra, Inc. *	26,016	6,480,846
Quest Diagnostics, Inc.	102,041	13,435,739
Quidel Corp. *	29,455	3,478,930
ResMed, Inc.	111,353	22,922,015
STERIS plc	65,587	12,517,935
Stryker Corp.	250,894	64,045,711
Teladoc Health, Inc. *	99,351	14,960,274
Teleflex, Inc.	35,881	14,430,979
The Cooper Cos., Inc.	37,774	14,862,180
UnitedHealth Group, Inc.	724,225	298,322,762
Universal Health Services, Inc., Class B	59,688	9,527,995
Veeva Systems, Inc., Class A *	104,458	30,432,794
West Pharmaceutical Services, Inc.	56,662	19,690,612
Zimmer Biomet Holdings, Inc.	158,698	26,713,634
		1,863,876,089

Household & Personal Products 1.4%
Church & Dwight Co., Inc.	187,882	16,107,124
Colgate-Palmolive Co.	649,839	54,443,511
Herbalife Nutrition Ltd. *	66,956	3,519,877
Kimberly-Clark Corp.	258,622	33,783,792
Reynolds Consumer Products, Inc.	42,064	1,267,809
The Clorox Co.	96,751	17,098,804
The Estee Lauder Cos., Inc., Class A	175,867	53,906,753
The Procter & Gamble Co.	1,885,725	254,290,016
		434,417,686

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Insurance 2.1%
Aflac, Inc.	490,426	27,797,346
Alleghany Corp. *	10,657	7,636,486
American Financial Group, Inc.	53,478	7,115,783
American International Group, Inc.	660,738	34,913,396
Aon plc, Class A	173,081	43,853,533
Arch Capital Group Ltd. *	308,658	12,312,368
Arthur J. Gallagher & Co.	156,805	22,989,181
Assurant, Inc.	44,270	7,134,110
Athene Holding Ltd., Class A *	96,380	6,036,279
Brown & Brown, Inc.	180,151	9,461,531
Chubb Ltd.	344,779	58,608,982
Cincinnati Financial Corp.	115,364	14,040,952
CNA Financial Corp.	21,622	1,033,748
Erie Indemnity Co., Class A	18,801	3,781,445
Everest Re Group Ltd.	30,815	8,010,667
Fidelity National Financial, Inc.	224,727	10,559,922
Globe Life, Inc.	73,065	7,702,512
Lincoln National Corp.	137,599	9,603,034
Loews Corp.	174,215	10,170,672
Markel Corp. *	10,552	12,931,370
Marsh & McLennan Cos., Inc.	389,294	53,858,825
MetLife, Inc.	575,777	37,632,785
Old Republic International Corp.	218,118	5,727,779
Principal Financial Group, Inc.	193,929	12,681,017
Prudential Financial, Inc.	304,125	32,532,251
Reinsurance Group of America, Inc.	52,012	6,555,072
RenaissanceRe Holdings Ltd.	39,157	6,034,877
The Allstate Corp.	231,837	31,671,253
The Hartford Financial Services Group, Inc.	274,028	17,907,730
The Progressive Corp.	448,812	44,468,293
The Travelers Cos., Inc.	192,989	30,820,343
W.R. Berkley Corp.	106,312	8,291,273
Willis Towers Watson plc	98,621	25,775,585
		629,650,400

Materials 2.9%
Air Products and Chemicals, Inc.	169,620	50,828,329
Albemarle Corp.	89,476	14,949,650
Amcor plc	1,196,056	14,113,461
AptarGroup, Inc.	49,514	7,293,907
Ashland Global Holdings, Inc.	42,177	4,000,067
Avery Dennison Corp.	63,747	14,058,126
Axalta Coating Systems Ltd. *	161,428	5,236,724
Ball Corp.	251,776	20,685,916
Berry Global Group, Inc. *	101,811	6,944,528
Celanese Corp.	87,302	14,444,116
CF Industries Holdings, Inc.	165,218	8,784,641
Corteva, Inc.	569,035	25,891,093
Crown Holdings, Inc.	103,471	10,682,346
Dow, Inc.	571,377	39,093,614
DuPont de Nemours, Inc.	412,908	34,927,888
Eastman Chemical Co.	103,332	12,957,833
Ecolab, Inc.	190,475	40,967,363
FMC Corp.	98,827	11,532,123
Freeport-McMoRan, Inc.	1,117,086	47,721,914
Huntsman Corp.	151,488	4,299,229
International Flavors & Fragrances, Inc.	190,942	27,050,753
International Paper Co.	299,729	18,912,900
Linde plc	400,631	120,429,679
LyondellBasell Industries N.V., Class A	196,359	22,113,951
Martin Marietta Materials, Inc.	47,583	17,303,558
NewMarket Corp.	5,411	1,857,218
Newmont Corp.	612,936	45,038,537
Nucor Corp.	227,932	23,372,147
Packaging Corp. of America	72,999	10,851,301
Security	Number of Shares	Value ($)
PPG Industries, Inc.	181,710	32,656,921
Reliance Steel & Aluminum Co.	48,941	8,225,514
Royal Gold, Inc.	50,362	6,233,305
RPM International, Inc.	99,398	9,296,695
Sealed Air Corp.	118,047	6,712,152
Sonoco Products Co.	77,825	5,254,744
Steel Dynamics, Inc.	153,955	9,611,411
The Mosaic Co.	265,858	9,608,108
The Scotts Miracle-Gro Co.	30,945	6,726,515
The Sherwin-Williams Co.	185,233	52,519,112
Vulcan Materials Co.	101,878	18,676,275
Westlake Chemical Corp.	26,291	2,651,973
Westrock Co.	201,133	11,730,077
		856,245,714

Media & Entertainment 9.6%
Activision Blizzard, Inc.	593,377	57,705,913
Alphabet, Inc., Class A *	230,358	542,919,252
Alphabet, Inc., Class C *	220,791	532,450,744
Altice USA, Inc., Class A *	186,243	6,715,923
Bumble, Inc., Class A *	38,521	1,838,222
Cable One, Inc.	4,151	7,536,390
Charter Communications, Inc., Class A *	108,332	75,239,824
Comcast Corp., Class A	3,501,172	200,757,203
Discovery, Inc., Class A *(a)	123,092	3,952,484
Discovery, Inc., Class C *	222,894	6,697,965
DISH Network Corp., Class A *	190,872	8,306,749
Electronic Arts, Inc.	220,498	31,515,779
Facebook, Inc., Class A *	1,842,597	605,716,912
Fox Corp., Class A	256,068	9,564,140
Fox Corp., Class B	117,841	4,275,272
IAC/InterActiveCorp *	63,537	10,132,245
Liberty Broadband Corp., Class A *	18,002	2,917,404
Liberty Broadband Corp., Class C *	161,868	26,917,030
Liberty Media Corp. - Liberty Formula One, Class A *	20,404	816,976
Liberty Media Corp. - Liberty Formula One, Class C *	156,185	6,973,660
Liberty Media Corp. - Liberty SiriusXM, Class A *	62,100	2,711,286
Liberty Media Corp. - Liberty SiriusXM, Class C *	131,840	5,736,358
Live Nation Entertainment, Inc. *	109,258	9,845,238
Match Group, Inc. *	206,165	29,559,938
Netflix, Inc. *	339,306	170,606,450
News Corp., Class A	299,823	8,092,223
News Corp., Class B	95,648	2,457,197
Omnicom Group, Inc.	163,927	13,481,357
Pinterest, Inc., Class A *	407,819	26,630,581
Playtika Holding Corp. *	53,286	1,461,635
Roku, Inc. *	85,072	29,495,313
Sirius XM Holdings, Inc. (a)	890,033	5,562,706
Skillz, Inc. *(a)	181,579	3,085,027
Snap, Inc., Class A *	710,482	44,135,142
Take-Two Interactive Software, Inc. *	88,565	16,434,121
The Interpublic Group of Cos., Inc.	298,684	10,062,664
The Walt Disney Co. *	1,390,461	248,405,858
Twitter, Inc. *	611,742	35,481,036
ViacomCBS, Inc., Class B	458,507	19,449,867
Vimeo, Inc. *	102,993	4,325,707
Zillow Group, Inc., Class A *	28,012	3,313,539
Zillow Group, Inc., Class C *	118,201	13,867,341
Zynga, Inc., Class A *	765,167	8,294,410
		2,855,445,081

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 6.7%
AbbVie, Inc.	1,353,123	153,173,524
Agilent Technologies, Inc.	233,269	32,221,447
Alexion Pharmaceuticals, Inc. *	168,238	29,702,419
Alnylam Pharmaceuticals, Inc. *	89,118	12,653,865
Amgen, Inc.	442,631	105,319,620
Avantor, Inc. *	395,810	12,725,292
Bio-Rad Laboratories, Inc., Class A *	16,439	9,902,360
Bio-Techne Corp.	29,742	12,308,132
Biogen, Inc. *	116,703	31,215,718
BioMarin Pharmaceutical, Inc. *	139,247	10,763,793
Bluebird Bio, Inc. *	50,004	1,556,124
Bristol-Myers Squibb Co.	1,715,319	112,730,765
Catalent, Inc. *	130,614	13,692,266
Charles River Laboratories International, Inc. *	38,211	12,914,936
Elanco Animal Health, Inc. *	362,937	13,058,473
Eli Lilly & Co.	609,480	121,737,535
Exact Sciences Corp. *	129,604	14,325,130
Exelixis, Inc. *	238,554	5,379,393
Gilead Sciences, Inc.	962,772	63,648,857
Horizon Therapeutics plc *	171,891	15,755,529
Illumina, Inc. *	111,664	45,295,385
Incyte Corp. *	143,347	12,009,612
Ionis Pharmaceuticals, Inc. *	106,410	3,963,773
IQVIA Holdings, Inc. *	146,770	35,248,283
Jazz Pharmaceuticals plc *	45,965	8,187,745
Johnson & Johnson	2,013,584	340,799,092
Merck & Co., Inc.	1,937,681	147,050,611
Mettler-Toledo International, Inc. *	17,951	23,353,353
Moderna, Inc. *	232,620	43,037,026
Neurocrine Biosciences, Inc. *	71,857	6,914,081
Novavax, Inc. *	51,966	7,671,221
PerkinElmer, Inc.	86,291	12,518,235
Perrigo Co., plc	100,674	4,645,098
Pfizer, Inc.	4,270,569	165,399,137
PPD, Inc. *	82,941	3,825,239
PRA Health Sciences, Inc. *	49,912	8,530,959
Regeneron Pharmaceuticals, Inc. *	80,556	40,473,751
Royalty Pharma plc, Class A	65,766	2,638,532
Sarepta Therapeutics, Inc. *	60,419	4,570,697
Seagen, Inc. *	97,292	15,114,312
Syneos Health, Inc. *	68,691	6,037,939
Thermo Fisher Scientific, Inc.	301,498	141,553,311
Vertex Pharmaceuticals, Inc. *	199,396	41,599,988
Viatris, Inc.	925,903	14,110,762
Waters Corp. *	47,737	15,383,248
Zoetis, Inc.	363,776	64,271,944
		1,998,988,512

Real Estate 3.0%
Alexandria Real Estate Equities, Inc.	97,145	17,317,068
American Campus Communities, Inc.	105,003	4,951,942
American Homes 4 Rent, Class A	206,063	7,844,818
American Tower Corp.	347,926	88,881,176
Americold Realty Trust	192,900	7,334,058
Apartment Income REIT Corp.	112,968	5,262,050
Apartment Investment & Management Co., Class A	113,006	796,692
AvalonBay Communities, Inc.	106,666	22,073,462
Boston Properties, Inc.	108,146	12,713,644
Camden Property Trust	74,764	9,373,910
CBRE Group, Inc., Class A *	257,566	22,609,144
Crown Castle International Corp.	330,405	62,611,748
CubeSmart	154,328	6,758,023
CyrusOne, Inc.	92,747	6,840,091
Digital Realty Trust, Inc.	215,215	32,617,985
Security	Number of Shares	Value ($)
Douglas Emmett, Inc.	128,811	4,472,318
Duke Realty Corp.	285,477	13,263,261
Equinix, Inc.	68,338	50,345,971
Equity LifeStyle Properties, Inc.	130,145	9,222,075
Equity Residential	263,214	20,385,924
Essex Property Trust, Inc.	49,956	14,751,507
Extra Space Storage, Inc.	100,954	15,123,919
Federal Realty Investment Trust	53,276	6,091,578
Gaming & Leisure Properties, Inc.	166,740	7,730,066
Healthcare Trust of America, Inc., Class A	167,544	4,592,381
Healthpeak Properties, Inc.	415,509	13,869,690
Host Hotels & Resorts, Inc. *	545,598	9,367,918
Invitation Homes, Inc.	434,437	15,757,030
Iron Mountain, Inc.	221,146	9,628,697
Jones Lang LaSalle, Inc. *	39,465	7,981,796
Kilroy Realty Corp.	80,416	5,646,007
Kimco Realty Corp.	333,180	7,100,066
Lamar Advertising Co., Class A	65,760	6,892,963
Medical Properties Trust, Inc.	445,597	9,433,289
Mid-America Apartment Communities, Inc.	87,952	14,133,886
National Retail Properties, Inc.	133,432	6,184,573
Omega Healthcare Investors, Inc.	178,268	6,528,174
Opendoor Technologies, Inc. *	260,157	4,074,059
Prologis, Inc.	565,942	66,690,605
Public Storage	116,642	32,949,032
Realty Income Corp.	285,362	19,518,761
Regency Centers Corp.	121,876	7,873,190
SBA Communications Corp.	83,644	24,935,949
Simon Property Group, Inc.	251,533	32,319,475
STORE Capital Corp.	185,240	6,372,256
Sun Communities, Inc.	85,371	14,292,813
UDR, Inc.	226,690	10,797,245
Ventas, Inc.	288,468	15,995,551
VEREIT, Inc.	174,939	8,321,848
VICI Properties, Inc.	409,252	12,740,015
Vornado Realty Trust	119,826	5,665,373
Welltower, Inc.	319,402	23,881,688
Weyerhaeuser Co.	571,271	21,685,447
WP Carey, Inc.	133,403	10,065,256
		884,667,463

Retailing 6.6%
Advance Auto Parts, Inc.	50,098	9,505,094
Amazon.com, Inc. *	327,869	1,056,744,738
AutoZone, Inc. *	17,018	23,937,519
Best Buy Co., Inc.	177,065	20,582,036
Burlington Stores, Inc. *	50,907	16,461,797
CarMax, Inc. *	124,511	14,342,422
Carvana Co. *	47,998	12,723,790
ContextLogic, Inc., Class A *(a)	36,822	292,367
Dollar General Corp.	187,968	38,149,985
Dollar Tree, Inc. *	179,818	17,532,255
DoorDash, Inc., Class A *	26,165	3,932,076
eBay, Inc.	495,458	30,163,483
Etsy, Inc. *	96,280	15,860,204
Genuine Parts Co.	111,351	14,600,343
GrubHub, Inc. *	70,870	4,259,996
L Brands, Inc. *	178,089	12,443,078
LKQ Corp. *	212,361	10,821,917
Lowe's Cos., Inc.	560,045	109,113,567
O'Reilly Automotive, Inc. *	53,742	28,758,419
Pool Corp.	30,842	13,464,075
Ross Stores, Inc.	272,773	34,475,779
Target Corp.	383,362	86,992,505
The Gap, Inc.	158,100	5,288,445
The Home Depot, Inc.	824,594	262,971,273

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
The TJX Cos., Inc.	919,167	62,080,539
Tractor Supply Co.	89,279	16,221,994
Ulta Beauty, Inc. *	43,371	14,978,609
Wayfair, Inc., Class A *	56,025	17,173,903
Williams-Sonoma, Inc.	58,476	9,914,021
		1,963,786,229

Semiconductors & Semiconductor Equipment 5.2%
Advanced Micro Devices, Inc. *	927,706	74,290,696
Analog Devices, Inc.	282,282	46,463,617
Applied Materials, Inc.	702,511	97,037,844
Broadcom, Inc.	312,732	147,712,706
Enphase Energy, Inc. *	98,826	14,137,059
Entegris, Inc.	102,731	11,757,563
First Solar, Inc. *	65,073	4,952,706
Intel Corp.	3,113,013	177,815,303
KLA Corp.	118,080	37,418,371
Lam Research Corp.	109,376	71,077,994
Marvell Technology, Inc.	607,733	29,353,504
Maxim Integrated Products, Inc.	204,565	20,867,676
Microchip Technology, Inc.	206,672	32,437,170
Micron Technology, Inc. *	856,526	72,068,098
Monolithic Power Systems, Inc.	32,866	11,276,982
NVIDIA Corp.	474,943	308,608,462
NXP Semiconductor N.V.	212,376	44,900,534
ON Semiconductor Corp. *	316,345	12,666,454
Qorvo, Inc. *	87,137	15,921,673
QUALCOMM, Inc.	870,290	117,088,817
Skyworks Solutions, Inc.	126,369	21,482,730
SolarEdge Technologies, Inc. *	39,652	10,230,612
Teradyne, Inc.	128,112	16,955,623
Texas Instruments, Inc.	704,956	133,814,748
Universal Display Corp.	32,641	7,045,886
Xilinx, Inc.	188,808	23,978,616
		1,561,361,444

Software & Services 14.5%
Accenture plc, Class A	485,874	137,094,208
Adobe, Inc. *	367,287	185,325,674
Affirm Holdings, Inc. *(a)	24,869	1,512,284
Akamai Technologies, Inc. *	125,217	14,301,034
Alteryx, Inc., Class A *	45,111	3,508,282
Anaplan, Inc. *	108,366	5,581,933
ANSYS, Inc. *	66,557	22,492,273
Aspen Technology, Inc. *	51,964	7,091,527
Autodesk, Inc. *	168,421	48,144,827
Automatic Data Processing, Inc.	327,837	64,262,609
Avalara, Inc. *	64,989	8,589,596
Bill.com Holdings, Inc. *	47,330	7,048,384
Black Knight, Inc. *	120,819	8,866,906
Broadridge Financial Solutions, Inc.	88,905	14,178,569
C3.ai, Inc., Class A *(a)	12,700	783,717
Cadence Design Systems, Inc. *	213,848	27,156,558
CDK Global, Inc.	92,430	4,837,786
Ceridian HCM Holding, Inc. *	99,515	8,902,612
Citrix Systems, Inc.	94,815	10,899,932
Cognizant Technology Solutions Corp., Class A	406,706	29,103,881
Concentrix Corp. *	31,392	4,794,186
Coupa Software, Inc. *	55,312	13,175,318
Crowdstrike Holdings, Inc., Class A *	144,524	32,106,007
Datadog, Inc., Class A *	157,951	14,381,439
DocuSign, Inc. *	143,227	28,877,428
DXC Technology Co. *	193,288	7,329,481
Dynatrace, Inc. *	140,014	7,244,324
Elastic N.V. *	48,268	5,705,760
EPAM Systems, Inc. *	42,880	20,479,488
Security	Number of Shares	Value ($)
Euronet Worldwide, Inc. *	40,369	6,040,817
Fair Isaac Corp. *	22,423	11,347,383
Fidelity National Information Services, Inc.	475,614	70,856,974
Fiserv, Inc. *	455,843	52,513,114
Five9, Inc. *	50,695	8,978,085
FleetCor Technologies, Inc. *	63,724	17,488,415
Fortinet, Inc. *	104,018	22,732,094
Gartner, Inc. *	67,799	15,718,520
Genpact Ltd.	132,467	6,059,041
Global Payments, Inc.	226,268	43,830,374
GoDaddy, Inc., Class A *	130,337	10,552,084
Guidewire Software, Inc. *	64,699	6,323,680
HubSpot, Inc. *	33,372	16,832,169
International Business Machines Corp.	684,150	98,339,721
Intuit, Inc.	209,559	92,015,261
Jack Henry & Associates, Inc.	58,187	8,969,526
Mastercard, Inc., Class A	671,677	242,193,293
Microsoft Corp.	5,777,276	1,442,470,272
MongoDB, Inc. *	39,628	11,568,998
NortonLifeLock, Inc.	445,553	12,323,996
Nuance Communications, Inc. *	217,715	11,517,124
Okta, Inc. *	94,305	20,977,204
Oracle Corp.	1,421,476	111,927,020
Palantir Technologies, Inc., Class A *	335,641	7,702,961
Palo Alto Networks, Inc. *	74,530	27,073,023
Paychex, Inc.	246,241	24,904,815
Paycom Software, Inc. *	37,521	12,366,922
PayPal Holdings, Inc. *	897,354	233,329,987
Pegasystems, Inc.	30,435	3,595,591
Proofpoint, Inc. *	44,072	7,616,082
PTC, Inc. *	80,065	10,739,919
RingCentral, Inc., Class A *	61,498	16,141,380
salesforce.com, Inc. *	702,648	167,300,489
ServiceNow, Inc. *	150,112	71,135,075
Slack Technologies, Inc., Class A *	384,478	16,932,411
Snowflake, Inc., Class A *	45,463	10,821,558
Splunk, Inc. *	124,045	15,034,254
Square, Inc., Class A *	298,391	66,397,965
SS&C Technologies Holdings, Inc.	171,284	12,652,749
Synopsys, Inc. *	117,075	29,776,855
The Trade Desk, Inc., Class A *	32,624	19,187,479
The Western Union Co.	311,918	7,632,633
Twilio, Inc., Class A *	122,517	41,165,712
Tyler Technologies, Inc. *	31,181	12,570,932
VeriSign, Inc. *	76,440	16,810,685
Visa, Inc., Class A	1,299,329	295,337,482
VMware, Inc., Class A *(a)	62,171	9,816,179
WEX, Inc. *	33,834	6,628,419
Workday, Inc., Class A *	141,050	32,260,956
Zendesk, Inc. *	89,711	12,259,905
Zoom Video Communications, Inc., Class A *	156,563	51,905,331
Zscaler, Inc. *	57,304	11,128,437
		4,335,577,374

Technology Hardware & Equipment 6.8%
Amphenol Corp., Class A	457,750	30,788,265
Apple Inc.	12,087,872	1,506,269,730
Arista Networks, Inc. *	42,273	14,346,611
Arrow Electronics, Inc. *	56,315	6,776,384
CDW Corp.	108,265	17,909,196
Ciena Corp. *	119,125	6,298,139
Cisco Systems, Inc.	3,232,791	171,014,644
Cognex Corp.	133,919	10,631,829
Corning, Inc.	589,868	25,735,941
Dell Technologies, Inc., Class C *	181,869	17,939,558
F5 Networks, Inc. *	47,455	8,799,581

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Hewlett Packard Enterprise Co.	996,438	15,903,150
HP, Inc.	959,692	28,051,797
IPG Photonics Corp. *	27,242	5,700,661
Jabil, Inc.	104,475	5,897,614
Juniper Networks, Inc.	248,491	6,542,768
Keysight Technologies, Inc. *	142,095	20,231,486
Motorola Solutions, Inc.	129,709	26,630,555
National Instruments Corp.	101,142	4,126,594
NetApp, Inc.	170,666	13,204,428
Seagate Technology Holdings plc	153,683	14,715,147
TE Connectivity Ltd.	253,357	34,375,478
Trimble, Inc. *	192,703	14,990,366
Ubiquiti, Inc.	5,953	1,794,949
Western Digital Corp. *	235,336	17,704,327
Zebra Technologies Corp., Class A *	41,025	20,391,476
		2,046,770,674

Telecommunication Services 1.4%
AT&T, Inc.	5,461,015	160,717,671
Liberty Global plc, Class A *	109,599	2,993,149
Liberty Global plc, Class C *	270,526	7,363,718
Lumen Technologies, Inc.	751,709	10,403,653
T-Mobile US, Inc. *	446,921	63,216,975
Verizon Communications, Inc.	3,171,117	179,136,399
		423,831,565

Transportation 2.2%
Alaska Air Group, Inc. *	95,243	6,590,815
AMERCO	7,005	4,028,155
American Airlines Group, Inc. *	490,086	11,879,685
C.H. Robinson Worldwide, Inc.	101,995	9,895,555
CSX Corp.	584,056	58,475,687
Delta Air Lines, Inc. *	488,816	23,306,747
Expeditors International of Washington, Inc.	130,272	16,373,888
FedEx Corp.	186,740	58,787,619
J.B. Hunt Transport Services, Inc.	63,905	10,962,264
Kansas City Southern	69,585	20,714,063
Lyft, Inc., Class A *	196,309	11,207,281
Norfolk Southern Corp.	192,898	54,185,048
Old Dominion Freight Line, Inc.	73,091	19,402,006
Southwest Airlines Co. *	451,219	27,731,920
Uber Technologies, Inc. *	1,124,311	57,148,728
Union Pacific Corp.	513,263	115,345,594
United Airlines Holdings, Inc. *	244,071	14,241,543
United Parcel Service, Inc., Class B	550,805	118,202,753
XPO Logistics, Inc. *	78,378	11,516,079
		649,995,430

Utilities 2.5%
Alliant Energy Corp.	190,598	10,892,676
Ameren Corp.	194,439	16,371,764
American Electric Power Co., Inc.	381,434	32,803,324
American Water Works Co., Inc.	138,917	21,534,913
Atmos Energy Corp.	98,463	9,764,576
Avangrid, Inc.	43,702	2,302,221
CenterPoint Energy, Inc.	419,599	10,615,855
CMS Energy Corp.	219,977	13,801,357
Consolidated Edison, Inc.	263,234	20,332,194
Dominion Energy, Inc.	616,999	46,978,304
Security	Number of Shares	Value ($)
DTE Energy Co.	148,121	20,439,217
Duke Energy Corp.	589,022	59,031,785
Edison International	290,395	16,224,369
Entergy Corp.	153,144	16,119,937
Essential Utilities, Inc.	171,530	8,199,134
Evergy, Inc.	173,317	10,743,921
Eversource Energy	262,552	21,316,597
Exelon Corp.	747,677	33,735,186
FirstEnergy Corp.	418,218	15,854,644
NextEra Energy, Inc.	1,502,024	109,978,197
NiSource, Inc.	301,653	7,692,152
NRG Energy, Inc.	186,933	6,009,896
OGE Energy Corp.	151,792	5,236,824
PG&E Corp. *	1,138,705	11,546,469
Pinnacle West Capital Corp.	85,557	7,236,411
PPL Corp.	586,674	17,078,080
Public Service Enterprise Group, Inc.	388,102	24,108,896
Sempra Energy	241,006	32,653,903
The AES Corp.	511,928	13,008,090
The Southern Co.	809,402	51,736,976
UGI Corp.	159,831	7,360,218
Vistra Corp.	372,172	6,018,021
WEC Energy Group, Inc.	241,173	22,648,650
Xcel Energy, Inc.	412,973	29,271,526
		738,646,283
Total Common Stock
(Cost $18,247,121,625)		29,837,101,201

Investment Companies 0.2% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (c)	26,976,104	26,976,104

Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 0.03% (c)	33,024,408	33,024,408
Total Investment Companies
(Cost $60,000,512)		60,000,512

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 06/18/21	170	35,720,400	423,308
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $31,910,577.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the 7-day yield.

REIT –	Real Estate Investment Trust

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended May 31, 2021:
	Value at 8/31/20	Gross Purchases	Gross Sales	Realized Gains(Losses)	Net change in unrealized appreciation (depreciation)	Value at 5/31/21	Balance of Shares Held at 5/31/21	Dividends Received
The Charles Schwab Corp.	$29,793,042	$15,108,883	($1,486,581)	$241,762	$40,754,330	$84,411,436	1,143,012	$597,455

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$29,837,101,201	$—	$—	$29,837,101,201
Investment Companies[1]	60,000,512	—	—	60,000,512
Futures Contracts[2]	423,308	—	—	423,308
Total	$29,897,525,021	$—	$—	$29,897,525,021
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings as of May 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Common Stock 99.9% of net assets

Automobiles & Components 2.7%
Tesla, Inc. *	629,775	393,747,925

Banks 0.2%
SVB Financial Group *	44,294	25,818,530

Capital Goods 2.2%
Generac Holdings, Inc. *	51,529	16,938,613
Huntington Ingalls Industries, Inc.	32,936	7,121,092
L3Harris Technologies, Inc.	168,654	36,776,691
Nordson Corp.	44,349	9,831,730
Northrop Grumman Corp.	127,215	46,544,152
Roper Technologies, Inc.	86,125	38,757,111
Teledyne Technologies, Inc. *	38,076	15,971,740
The Boeing Co. *	450,001	111,159,247
TransDigm Group, Inc. *	44,774	29,051,162
Trex Co., Inc. *	95,087	9,262,425
		321,413,963

Commercial & Professional Services 0.7%
Cintas Corp.	72,261	25,547,154
Copart, Inc. *	170,613	22,010,783
CoStar Group, Inc. *	32,334	27,613,236
Verisk Analytics, Inc.	133,605	23,090,952
		98,262,125

Consumer Durables & Apparel 0.5%
Lululemon Athletica, Inc. *	97,345	31,455,090
NVR, Inc. *	2,819	13,777,101
Peloton Interactive, Inc., Class A *	216,338	23,864,245
		69,096,436

Consumer Services 1.2%
Airbnb, Inc., Class A *	60,446	8,486,618
Booking Holdings, Inc. *	33,594	79,333,911
Chegg, Inc. *	114,738	8,824,500
Chipotle Mexican Grill, Inc. *	23,110	31,706,458
Domino's Pizza, Inc.	31,849	13,595,383
Expedia Group, Inc. *	113,574	20,096,919
Norwegian Cruise Line Holdings Ltd. *	297,365	9,485,943
		171,529,732

Diversified Financials 2.0%
BlackRock, Inc.	116,437	102,119,907
Coinbase Global, Inc., Class A *	12,844	3,038,120
Credit Acceptance Corp. *(a)	9,490	4,246,395
FactSet Research Systems, Inc.	31,115	10,403,612
MarketAxess Holdings, Inc.	31,150	14,532,721
Security	Number of Shares	Value ($)
Moody's Corp.	132,086	44,295,040
MSCI, Inc.	67,772	31,726,106
S&P Global, Inc.	197,409	74,910,793
		285,272,694

Energy 0.2%
Cheniere Energy, Inc. *	188,962	16,042,874
Diamondback Energy, Inc.	148,428	11,884,630
		27,927,504

Food & Staples Retailing 1.0%
Costco Wholesale Corp.	363,160	137,372,533
US Foods Holding Corp. *	180,730	7,037,626
		144,410,159

Food, Beverage & Tobacco 0.3%
Beyond Meat, Inc. *(a)	40,871	5,943,461
Monster Beverage Corp. *	303,554	28,616,035
Post Holdings, Inc. *	49,047	5,666,400
The Boston Beer Co., Inc., Class A *	7,551	7,990,166
		48,216,062

Health Care Equipment & Services 8.1%
ABIOMED, Inc. *	37,078	10,551,657
Align Technology, Inc. *	59,047	34,846,587
Boston Scientific Corp. *	1,161,817	49,435,313
Centene Corp. *	477,062	35,111,763
Chemed Corp.	13,029	6,401,669
Cigna Corp.	288,471	74,670,718
Danaher Corp.	520,032	133,200,997
DexCom, Inc. *	78,922	29,152,998
Edwards Lifesciences Corp. *	511,974	49,098,307
Guardant Health, Inc. *	70,145	8,706,397
Haemonetics Corp. *	41,382	2,336,428
HCA Healthcare, Inc.	217,304	46,674,726
Humana, Inc.	105,724	46,275,395
IDEXX Laboratories, Inc. *	70,107	39,127,418
Insulet Corp. *	54,108	14,591,304
Intuitive Surgical, Inc. *	96,555	81,316,690
Masimo Corp. *	41,571	8,962,708
Molina Healthcare, Inc. *	47,551	11,952,419
Penumbra, Inc. *	27,814	6,928,746
Quidel Corp. *	31,636	3,736,528
ResMed, Inc.	119,145	24,525,998
Teladoc Health, Inc. *	106,502	16,037,071
Teleflex, Inc.	38,344	15,421,573
The Cooper Cos., Inc.	40,251	15,836,756
UnitedHealth Group, Inc.	775,258	319,344,275
Veeva Systems, Inc., Class A *	111,919	32,606,481

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
West Pharmaceutical Services, Inc.	60,701	21,094,205
Zimmer Biomet Holdings, Inc.	170,526	28,704,642
		1,166,649,769

Household & Personal Products 0.4%
The Estee Lauder Cos., Inc., Class A	188,594	57,807,833

Insurance 0.2%
Alleghany Corp. *	11,461	8,212,609
Athene Holding Ltd., Class A *	101,212	6,338,908
Markel Corp. *	11,299	13,846,811
RenaissanceRe Holdings Ltd.	41,474	6,391,973
		34,790,301

Materials 1.8%
Berry Global Group, Inc. *	109,690	7,481,955
Linde plc	428,919	128,933,051
Martin Marietta Materials, Inc.	50,917	18,515,967
Newmont Corp.	655,965	48,200,308
Royal Gold, Inc.	53,695	6,645,830
The Sherwin-Williams Co.	198,305	56,225,417
		266,002,528

Media & Entertainment 16.4%
Alphabet, Inc., Class A *	246,583	581,159,144
Alphabet, Inc., Class C *	236,345	569,960,148
Altice USA, Inc., Class A *	200,885	7,243,913
Bumble, Inc., Class A *	41,459	1,978,423
Cable One, Inc.	4,458	8,093,766
Charter Communications, Inc., Class A *	115,975	80,548,117
Facebook, Inc., Class A *	1,972,367	648,376,204
Fox Corp., Class A	274,411	10,249,251
Fox Corp., Class B	126,075	4,574,001
Liberty Broadband Corp., Class A *	18,853	3,055,317
Liberty Broadband Corp., Class C *	173,778	28,897,544
Liberty Media Corp. - Liberty SiriusXM, Class A *	66,291	2,894,265
Liberty Media Corp. - Liberty SiriusXM, Class C *	141,458	6,154,838
Live Nation Entertainment, Inc. *	117,685	10,604,595
Match Group, Inc. *	220,852	31,665,760
Netflix, Inc. *	363,027	182,533,606
Pinterest, Inc., Class A *	437,129	28,544,524
Playtika Holding Corp. *	57,437	1,575,497
Roku, Inc. *	91,147	31,601,576
Snap, Inc., Class A *	760,993	47,272,885
Take-Two Interactive Software, Inc. *	94,558	17,546,182
Twitter, Inc. *	655,303	38,007,574
Zillow Group, Inc., Class A *	30,147	3,566,089
Zillow Group, Inc., Class C *	126,630	14,856,232
		2,360,959,451

Pharmaceuticals, Biotechnology & Life Sciences 4.3%
Alexion Pharmaceuticals, Inc. *	180,463	31,860,743
Alnylam Pharmaceuticals, Inc. *	95,814	13,604,630
Avantor, Inc. *	424,463	13,646,485
Bio-Rad Laboratories, Inc., Class A *	17,595	10,598,700
Bio-Techne Corp.	31,745	13,137,033
BioMarin Pharmaceutical, Inc. *	148,769	11,499,844
Bluebird Bio, Inc. *	54,810	1,705,687
Charles River Laboratories International, Inc. *	40,883	13,818,045
Exact Sciences Corp. *	138,769	15,338,138
Exelixis, Inc. *	255,795	5,768,177
Security	Number of Shares	Value ($)
Horizon Therapeutics plc *	183,826	16,849,491
Illumina, Inc. *	119,554	48,495,884
Incyte Corp. *	153,524	12,862,241
Ionis Pharmaceuticals, Inc. *	115,648	4,307,888
IQVIA Holdings, Inc. *	156,961	37,695,754
Mettler-Toledo International, Inc. *	19,202	24,980,842
Neurocrine Biosciences, Inc. *	77,198	7,427,992
PRA Health Sciences, Inc. *	52,923	9,045,599
Regeneron Pharmaceuticals, Inc. *	86,322	43,370,762
Sarepta Therapeutics, Inc. *	65,001	4,917,326
Seagen, Inc. *	104,077	16,168,362
Syneos Health, Inc. *	73,021	6,418,546
Thermo Fisher Scientific, Inc.	323,058	151,675,731
Vertex Pharmaceuticals, Inc. *	213,356	44,512,462
Zoetis, Inc.	389,557	68,826,931
		628,533,293

Real Estate 1.5%
American Tower Corp.	372,138	95,066,373
CBRE Group, Inc., Class A *	274,997	24,139,237
CyrusOne, Inc.	98,163	7,239,521
Equinix, Inc.	73,237	53,955,163
Opendoor Technologies, Inc. *	279,122	4,371,051
SBA Communications Corp.	89,662	26,730,035
		211,501,380

Retailing 11.2%
Amazon.com, Inc. *	350,973	1,131,210,547
AutoZone, Inc. *	18,177	25,567,768
Carvana Co. *	51,405	13,626,951
Dollar General Corp.	201,035	40,802,064
Dollar Tree, Inc. *	192,967	18,814,283
DoorDash, Inc., Class A *	28,401	4,268,102
Etsy, Inc. *	103,452	17,041,648
GrubHub, Inc. *	76,448	4,595,289
O'Reilly Automotive, Inc. *	57,596	30,820,772
Pool Corp.	32,984	14,399,165
The Home Depot, Inc.	883,115	281,634,205
Ulta Beauty, Inc. *	46,120	15,928,003
Wayfair, Inc., Class A *	60,048	18,407,114
		1,617,115,911

Semiconductors & Semiconductor Equipment 4.8%
Broadcom, Inc.	334,913	158,189,457
Enphase Energy, Inc. *	105,867	15,144,274
Lam Research Corp.	117,155	76,133,177
Monolithic Power Systems, Inc.	35,170	12,067,531
NVIDIA Corp.	508,513	330,421,577
NXP Semiconductor N.V.	227,008	47,994,031
ON Semiconductor Corp. *	338,078	13,536,643
Qorvo, Inc. *	92,866	16,968,476
SolarEdge Technologies, Inc. *	42,233	10,896,536
Universal Display Corp.	35,218	7,602,158
		688,953,860

Software & Services 27.2%
Adobe, Inc. *	393,256	198,429,112
Affirm Holdings, Inc. *(a)	26,597	1,617,364
Alteryx, Inc., Class A *	48,291	3,755,591
Anaplan, Inc. *	115,849	5,967,382
ANSYS, Inc. *	71,191	24,058,287
Aspen Technology, Inc. *	55,616	7,589,916
Autodesk, Inc. *	180,121	51,489,389
Avalara, Inc. *	70,217	9,280,581
Bill.com Holdings, Inc. *	50,638	7,541,011

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Black Knight, Inc. *	128,301	9,416,010
C3.ai, Inc., Class A *(a)	13,561	836,849
Cadence Design Systems, Inc. *	229,032	29,084,774
Coupa Software, Inc. *	59,228	14,108,110
Crowdstrike Holdings, Inc., Class A *	154,501	34,322,397
Datadog, Inc., Class A *	169,084	15,395,098
DocuSign, Inc. *	153,086	30,865,199
Dynatrace, Inc. *	150,165	7,769,537
Elastic N.V. *	51,549	6,093,607
EPAM Systems, Inc. *	45,989	21,964,346
Fair Isaac Corp. *	24,003	12,146,958
Fiserv, Inc. *	488,537	56,279,462
Five9, Inc. *	54,597	9,669,129
FleetCor Technologies, Inc. *	68,443	18,783,497
Fortinet, Inc. *	111,142	24,288,973
Gartner, Inc. *	72,598	16,831,120
Global Payments, Inc.	242,338	46,943,294
GoDaddy, Inc., Class A *	139,174	11,267,527
HubSpot, Inc. *	35,744	18,028,559
Intuit, Inc.	224,503	98,577,022
Jack Henry & Associates, Inc.	62,400	9,618,960
Mastercard, Inc., Class A	718,814	259,189,952
Microsoft Corp.	6,184,647	1,544,182,663
MongoDB, Inc. *	42,520	12,413,289
Okta, Inc. *	100,988	22,463,771
Palantir Technologies, Inc., Class A *	359,436	8,249,056
Palo Alto Networks, Inc. *	79,827	28,997,158
Paycom Software, Inc. *	40,219	13,256,182
PayPal Holdings, Inc. *	960,209	249,673,544
Pegasystems, Inc.	32,657	3,858,098
Proofpoint, Inc. *	47,086	8,136,932
PTC, Inc. *	85,971	11,532,150
RingCentral, Inc., Class A *	65,869	17,288,636
salesforce.com, Inc. *	752,452	179,158,821
ServiceNow, Inc. *	160,917	76,255,348
Slack Technologies, Inc., Class A *	411,592	18,126,512
Snowflake, Inc., Class A *	48,770	11,608,723
Splunk, Inc. *	132,442	16,051,970
Square, Inc., Class A *	319,632	71,124,513
SS&C Technologies Holdings, Inc.	183,650	13,566,226
Synopsys, Inc. *	125,083	31,813,610
The Trade Desk, Inc., Class A *	34,936	20,547,259
Twilio, Inc., Class A *	131,315	44,121,840
Tyler Technologies, Inc. *	33,192	13,381,687
Visa, Inc., Class A	1,390,660	316,097,018
VMware, Inc., Class A *(a)	66,294	10,467,160
WEX, Inc. *	36,184	7,088,807
Workday, Inc., Class A *	151,007	34,538,321
Zendesk, Inc. *	96,774	13,225,135
Zoom Video Communications, Inc., Class A *	167,623	55,572,053
Zscaler, Inc. *	61,353	11,914,753
		3,925,920,248

Technology Hardware & Equipment 11.7%
Apple Inc.	12,940,285	1,612,488,914
Arista Networks, Inc. *	45,152	15,323,686
Ciena Corp. *	127,351	6,733,047
Security	Number of Shares	Value ($)
Dell Technologies, Inc., Class C *	194,912	19,226,120
IPG Photonics Corp. *	29,548	6,183,214
Ubiquiti, Inc.	6,103	1,840,177
Zebra Technologies Corp., Class A *	43,828	21,784,707
		1,683,579,865

Telecommunication Services 0.5%
T-Mobile US, Inc. *	479,006	67,755,399

Transportation 0.8%
AMERCO	7,346	4,224,244
Lyft, Inc., Class A *	210,205	12,000,603
Old Dominion Freight Line, Inc.	78,640	20,874,988
Uber Technologies, Inc. *	1,203,781	61,188,188
XPO Logistics, Inc. *	83,873	12,323,460
		110,611,483
Total Common Stock
(Cost $8,233,028,283)		14,405,876,451

Investment Companies 0.2% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (b)	4,408,567	4,408,567

Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 0.03% (b)	17,414,490	17,414,490
Total Investment Companies
(Cost $21,823,057)		21,823,057

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 1000 Growth Index, e-mini, expires 06/18/21	65	8,359,325	98,859
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $17,037,435.
(b)	The rate shown is the 7-day yield.

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$14,405,876,451	$—	$—	$14,405,876,451
Investment Companies[1]	21,823,057	—	—	21,823,057
Futures Contracts[2]	98,859	—	—	98,859
Total	$14,427,798,367	$—	$—	$14,427,798,367
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab U.S. Large-Cap Value ETF

Portfolio Holdings as of May 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 1.1%
Aptiv plc *	124,273	18,693,145
Autoliv, Inc.	36,020	3,819,201
BorgWarner, Inc.	109,857	5,634,565
Ford Motor Co. *	1,796,289	26,100,079
General Motors Co. *	583,178	34,588,287
Gentex Corp.	111,698	3,965,279
Harley-Davidson, Inc.	70,690	3,426,344
Lear Corp.	25,207	4,874,025
Luminar Technologies, Inc. *(a)	84,807	1,739,392
QuantumScape Corp. *(a)	63,556	1,645,465
		104,485,782

Banks 7.8%
Bank of America Corp.	3,492,376	148,041,819
BOK Financial Corp.	14,410	1,311,886
Citigroup, Inc.	959,462	75,519,254
Citizens Financial Group, Inc.	195,333	9,747,117
Comerica, Inc.	63,929	5,017,787
Commerce Bancshares, Inc.	48,204	3,754,128
Cullen/Frost Bankers, Inc.	25,799	3,114,197
East West Bancorp, Inc.	64,801	4,845,819
Fifth Third Bancorp	327,042	13,781,550
First Republic Bank	80,835	15,475,052
Huntington Bancshares, Inc.	467,120	7,408,523
JPMorgan Chase & Co.	1,402,756	230,388,645
KeyCorp	445,280	10,259,251
M&T Bank Corp.	59,123	9,500,475
New York Community Bancorp, Inc.	213,361	2,553,931
People's United Financial, Inc.	195,256	3,692,291
Regions Financial Corp.	442,467	10,358,153
Signature Bank	26,229	6,550,693
The PNC Financial Services Group, Inc.	194,928	37,948,583
Truist Financial Corp.	619,236	38,256,400
U.S. Bancorp	628,289	38,187,405
Wells Fargo & Co.	1,900,398	88,786,595
Zions Bancorp NA	75,379	4,362,937
		768,862,491

Capital Goods 9.0%
3M Co.	266,171	54,043,360
A.O. Smith Corp.	62,064	4,410,888
Acuity Brands, Inc.	16,633	3,089,580
AGCO Corp.	28,289	3,914,349
Allegion plc	41,664	5,852,959
Allison Transmission Holdings, Inc.	51,899	2,195,847
AMETEK, Inc.	106,011	14,322,086
Carlisle Cos., Inc.	24,557	4,722,802
Carrier Global Corp.	375,292	17,237,162
Caterpillar, Inc.	250,655	60,427,907
Cummins, Inc.	68,098	17,520,253
Security	Number of Shares	Value ($)
Deere & Co.	144,084	52,028,732
Donaldson Co., Inc.	58,380	3,595,624
Dover Corp.	66,031	9,937,666
Eaton Corp. plc	182,955	26,574,214
Emerson Electric Co.	275,759	26,387,379
Fastenal Co.	263,910	13,997,786
Fortive Corp.	155,143	11,250,970
Fortune Brands Home & Security, Inc.	63,743	6,575,728
General Dynamics Corp.	106,619	20,248,014
General Electric Co.	4,030,408	56,667,537
Graco, Inc.	77,815	5,892,152
HEICO Corp.	19,396	2,724,362
HEICO Corp., Class A	33,798	4,476,883
Honeywell International, Inc.	319,690	73,819,618
Howmet Aerospace, Inc. *	178,915	6,347,904
Hubbell, Inc.	24,975	4,761,234
IDEX Corp.	34,906	7,772,170
Illinois Tool Works, Inc.	132,450	30,696,612
Ingersoll Rand, Inc. *	171,552	8,515,841
Johnson Controls International plc	331,218	22,039,246
Lennox International, Inc.	15,745	5,509,648
Lincoln Electric Holdings, Inc.	27,543	3,541,479
Lockheed Martin Corp.	113,328	43,313,962
Masco Corp.	118,214	7,129,486
Nikola Corp. *(a)	64,299	961,913
Otis Worldwide Corp.	187,240	14,666,509
Owens Corning	48,296	5,150,768
PACCAR, Inc.	159,383	14,593,108
Parker-Hannifin Corp.	59,263	18,261,893
Pentair plc	76,111	5,249,376
Quanta Services, Inc.	63,590	6,063,307
Raytheon Technologies Corp.	698,392	61,954,354
Rockwell Automation, Inc.	53,372	14,075,264
Sensata Technologies Holding plc *	72,606	4,314,975
Snap-on, Inc.	24,988	6,362,445
Stanley Black & Decker, Inc.	73,894	16,020,219
Textron, Inc.	104,275	7,139,709
The Middleby Corp. *	25,541	4,195,875
The Toro Co.	49,419	5,489,957
Trane Technologies plc	109,687	20,445,657
United Rentals, Inc. *	33,185	11,082,463
W.W. Grainger, Inc.	20,220	9,344,875
Watsco, Inc.	15,056	4,387,318
Westinghouse Air Brake Technologies Corp.	81,565	6,750,319
Woodward, Inc.	26,862	3,416,309
Xylem, Inc.	82,951	9,798,172
		891,266,225

Commercial & Professional Services 1.3%
ADT, Inc.	69,478	718,403
Booz Allen Hamilton Holding Corp.	63,482	5,391,526
Clarivate plc *	120,575	3,622,073
Dun & Bradstreet Holdings, Inc. *	63,243	1,357,827
Equifax, Inc.	55,996	13,161,300
IAA, Inc. *	61,975	3,530,716

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
IHS Markit Ltd.	171,207	18,029,809
Jacobs Engineering Group, Inc.	59,913	8,512,439
Leidos Holdings, Inc.	61,429	6,311,830
ManpowerGroup, Inc.	25,230	3,052,578
Nielsen Holdings plc	164,640	4,479,854
Republic Services, Inc.	96,767	10,565,021
Robert Half International, Inc.	51,911	4,609,178
Rollins, Inc.	101,481	3,459,487
Stericycle, Inc. *	42,315	3,324,266
TransUnion	87,708	9,384,756
Waste Management, Inc.	179,025	25,185,237
		124,696,300

Consumer Durables & Apparel 1.8%
D.R. Horton, Inc.	152,057	14,489,512
Garmin Ltd.	68,732	9,776,440
Hanesbrands, Inc.	160,646	3,139,023
Hasbro, Inc.	58,519	5,616,068
Leggett & Platt, Inc.	61,086	3,361,563
Lennar Corp., Class A	126,409	12,515,755
Lennar Corp., Class B	6,973	546,056
Mohawk Industries, Inc. *	27,122	5,714,063
Newell Brands, Inc.	173,960	4,990,912
NIKE, Inc., Class B	584,507	79,761,825
Polaris, Inc.	26,831	3,520,764
PulteGroup, Inc.	122,070	7,054,425
Tapestry, Inc. *	127,546	5,725,540
Toll Brothers, Inc.	51,421	3,354,706
Under Armour, Inc., Class A *	86,114	1,944,454
Under Armour, Inc., Class C *	89,419	1,704,326
VF Corp.	147,519	11,760,215
Whirlpool Corp.	28,803	6,828,903
		181,804,550

Consumer Services 2.8%
Aramark	116,313	4,344,290
Bright Horizons Family Solutions, Inc. *	27,886	3,854,682
Carnival Corp. *	366,782	10,842,076
Darden Restaurants, Inc.	59,900	8,579,477
DraftKings, Inc., Class A *	148,299	7,407,535
Hilton Worldwide Holdings, Inc. *	127,725	16,000,111
Las Vegas Sands Corp. *	150,747	8,705,639
Marriott International, Inc., Class A *	122,344	17,566,151
McDonald's Corp.	342,684	80,150,361
MGM Resorts International	188,610	8,085,711
Royal Caribbean Cruises Ltd. *	100,707	9,392,942
Service Corp. International	77,828	4,126,441
Starbucks Corp.	541,252	61,637,778
Terminix Global Holdings, Inc. *	60,854	3,002,536
Vail Resorts, Inc. *	18,457	6,033,224
Wyndham Hotels & Resorts, Inc.	43,062	3,232,234
Wynn Resorts Ltd. *	48,295	6,368,662
Yum! Brands, Inc.	138,025	16,558,859
		275,888,709

Diversified Financials 8.2%
AGNC Investment Corp.	247,295	4,584,849
Ally Financial, Inc.	171,878	9,403,445
American Express Co.	299,908	48,024,268
Ameriprise Financial, Inc.	53,722	13,959,125
Annaly Capital Management, Inc.	642,381	5,954,872
Apollo Global Management, Inc.	97,010	5,562,553
Berkshire Hathaway, Inc., Class B *	876,459	253,682,293
Capital One Financial Corp.	211,148	33,948,375
Cboe Global Markets, Inc.	49,233	5,479,633
CME Group, Inc.	164,994	36,094,087
Security	Number of Shares	Value ($)
Discover Financial Services	140,891	16,520,879
Equitable Holdings, Inc.	181,056	5,748,528
Franklin Resources, Inc.	124,954	4,274,676
Intercontinental Exchange, Inc.	258,006	29,123,717
Invesco Ltd.	173,637	4,953,864
Jefferies Financial Group, Inc.	92,978	2,987,383
KKR & Co., Inc.	264,937	14,754,342
Morgan Stanley	689,762	62,733,854
Morningstar, Inc.	9,889	2,333,705
Nasdaq, Inc.	53,114	8,894,470
Northern Trust Corp.	95,874	11,618,970
Raymond James Financial, Inc.	56,325	7,468,132
Santander Consumer USA Holdings, Inc.	32,352	1,226,141
SEI Investments Co.	54,830	3,478,415
Starwood Property Trust, Inc.	130,961	3,325,100
State Street Corp.	161,706	14,065,188
Synchrony Financial	249,481	11,827,894
T. Rowe Price Group, Inc.	104,722	20,038,555
The Bank of New York Mellon Corp.	370,600	19,300,848
The Blackstone Group, Inc., Class A	314,434	29,138,599
The Carlyle Group, Inc.	54,248	2,367,383
The Charles Schwab Corp. (b)	687,923	50,803,114
The Goldman Sachs Group, Inc.	158,142	58,831,987
Voya Financial, Inc.	56,824	3,723,108
		806,232,352

Energy 4.7%
APA Corp.	173,318	3,605,014
Baker Hughes Co.	334,883	8,171,145
Cabot Oil & Gas Corp.	183,524	3,009,794
Chevron Corp.	887,677	92,131,996
ConocoPhillips	622,635	34,705,675
Continental Resources, Inc.	28,043	913,361
Devon Energy Corp.	272,795	7,245,435
EOG Resources, Inc.	268,378	21,561,489
Exxon Mobil Corp.	1,946,033	113,589,946
Halliburton Co.	408,917	9,180,187
Hess Corp.	125,453	10,515,470
HollyFrontier Corp.	69,135	2,244,813
Kinder Morgan, Inc.	895,909	16,430,971
Marathon Oil Corp.	363,896	4,406,781
Marathon Petroleum Corp.	299,720	18,522,696
NOV, Inc. *	178,477	2,877,049
Occidental Petroleum Corp.	384,882	9,991,537
ONEOK, Inc.	204,602	10,790,709
Phillips 66	200,602	16,894,700
Pioneer Natural Resources Co.	94,611	14,398,848
Schlumberger N.V.	642,312	20,123,635
Targa Resources Corp.	104,794	4,072,295
Texas Pacific Land Corp.	3,557	5,168,748
The Williams Cos., Inc.	557,594	14,687,026
Valero Energy Corp.	187,712	15,092,045
		460,331,365

Food & Staples Retailing 1.4%
Sysco Corp.	234,762	19,015,722
The Kroger Co.	349,601	12,928,245
Walgreens Boots Alliance, Inc.	329,963	17,375,852
Walmart, Inc.	637,233	90,506,203
		139,826,022

Food, Beverage & Tobacco 5.2%
Altria Group, Inc.	854,274	42,047,366
Archer-Daniels-Midland Co.	256,910	17,092,222
Brown-Forman Corp., Class A	25,756	1,931,700
Brown-Forman Corp., Class B	83,943	6,745,659

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Bunge Ltd.	64,445	5,595,115
Campbell Soup Co.	93,425	4,546,995
Conagra Brands, Inc.	224,299	8,545,792
Constellation Brands, Inc., Class A	78,212	18,748,981
General Mills, Inc.	281,419	17,689,998
Hormel Foods Corp.	129,005	6,261,903
Ingredion, Inc.	30,798	2,923,654
Kellogg Co.	117,009	7,662,919
Keurig Dr Pepper, Inc.	264,901	9,790,741
Lamb Weston Holdings, Inc.	67,431	5,562,383
McCormick & Co., Inc. Non-Voting Shares	114,338	10,182,942
Molson Coors Beverage Co., Class B *	86,706	5,056,694
Mondelez International, Inc., Class A	648,872	41,222,838
PepsiCo, Inc.	634,098	93,808,458
Philip Morris International, Inc.	715,897	69,033,948
The Coca-Cola Co.	1,782,656	98,563,050
The Hershey Co.	67,263	11,639,862
The J.M. Smucker Co.	50,357	6,712,085
The Kraft Heinz Co.	298,064	12,992,610
Tyson Foods, Inc., Class A	135,493	10,771,694
		515,129,609

Health Care Equipment & Services 4.7%
Abbott Laboratories	814,383	94,997,777
AmerisourceBergen Corp.	67,793	7,778,569
Anthem, Inc.	112,519	44,807,316
Baxter International, Inc.	232,250	19,072,370
Becton Dickinson & Co.	133,570	32,309,247
Cardinal Health, Inc.	135,169	7,578,926
Cerner Corp.	140,754	11,014,000
CVS Health Corp.	602,821	52,107,847
DaVita, Inc. *	33,156	3,981,041
DENTSPLY SIRONA, Inc.	100,430	6,720,776
Encompass Health Corp.	45,775	3,927,037
Henry Schein, Inc. *	65,640	4,991,266
Hill-Rom Holdings, Inc.	30,426	3,385,805
Hologic, Inc. *	118,181	7,452,494
Laboratory Corp. of America Holdings *	44,870	12,315,918
McKesson Corp.	73,069	14,057,745
Medtronic plc	619,728	78,451,368
Quest Diagnostics, Inc.	61,329	8,075,189
STERIS plc	39,162	7,474,459
Stryker Corp.	150,440	38,402,819
Universal Health Services, Inc., Class B	35,643	5,689,692
		464,591,661

Household & Personal Products 2.3%
Church & Dwight Co., Inc.	112,737	9,664,943
Colgate-Palmolive Co.	389,821	32,659,204
Herbalife Nutrition Ltd. *	40,128	2,109,529
Kimberly-Clark Corp.	155,386	20,298,073
Reynolds Consumer Products, Inc.	24,538	739,575
The Clorox Co.	57,807	10,216,231
The Procter & Gamble Co.	1,132,010	152,651,549
		228,339,104

Insurance 3.6%
Aflac, Inc.	294,150	16,672,422
American Financial Group, Inc.	32,139	4,276,415
American International Group, Inc.	397,811	21,020,333
Aon plc, Class A	103,870	26,317,542
Arch Capital Group Ltd. *	185,143	7,385,354
Arthur J. Gallagher & Co.	94,171	13,806,410
Assurant, Inc.	26,593	4,285,462
Brown & Brown, Inc.	107,591	5,650,679
Chubb Ltd.	206,982	35,184,870
Security	Number of Shares	Value ($)
Cincinnati Financial Corp.	68,750	8,367,562
CNA Financial Corp.	12,638	604,223
Erie Indemnity Co., Class A	11,477	2,308,369
Everest Re Group Ltd.	18,404	4,784,304
Fidelity National Financial, Inc.	133,730	6,283,973
Globe Life, Inc.	43,645	4,601,056
Lincoln National Corp.	82,881	5,784,265
Loews Corp.	104,406	6,095,222
Marsh & McLennan Cos., Inc.	233,534	32,309,429
MetLife, Inc.	345,597	22,588,220
Old Republic International Corp.	130,325	3,422,335
Principal Financial Group, Inc.	116,585	7,623,493
Prudential Financial, Inc.	182,273	19,497,743
Reinsurance Group of America, Inc.	31,158	3,926,843
The Allstate Corp.	139,329	19,033,735
The Hartford Financial Services Group, Inc.	164,366	10,741,318
The Progressive Corp.	269,237	26,676,002
The Travelers Cos., Inc.	116,053	18,533,664
W.R. Berkley Corp.	64,518	5,031,759
Willis Towers Watson plc	59,300	15,498,648
		358,311,650

Materials 3.7%
Air Products and Chemicals, Inc.	101,767	30,495,499
Albemarle Corp.	53,585	8,952,982
Amcor plc	716,661	8,456,600
AptarGroup, Inc.	29,833	4,394,699
Ashland Global Holdings, Inc.	24,961	2,367,301
Avery Dennison Corp.	38,199	8,424,025
Axalta Coating Systems Ltd. *	95,577	3,100,518
Ball Corp.	150,593	12,372,721
Celanese Corp.	52,466	8,680,500
CF Industries Holdings, Inc.	98,604	5,242,775
Corteva, Inc.	341,767	15,550,398
Crown Holdings, Inc.	62,094	6,410,584
Dow, Inc.	342,510	23,434,534
DuPont de Nemours, Inc.	247,543	20,939,662
Eastman Chemical Co.	62,486	7,835,744
Ecolab, Inc.	114,296	24,582,784
FMC Corp.	59,388	6,929,986
Freeport-McMoRan, Inc.	670,234	28,632,396
Huntsman Corp.	91,236	2,589,278
International Flavors & Fragrances, Inc.	114,474	16,217,532
International Paper Co.	180,407	11,383,682
LyondellBasell Industries N.V., Class A	118,238	13,315,963
NewMarket Corp.	3,425	1,175,563
Nucor Corp.	136,955	14,043,366
Packaging Corp. of America	43,600	6,481,140
PPG Industries, Inc.	109,015	19,592,176
Reliance Steel & Aluminum Co.	29,141	4,897,728
RPM International, Inc.	59,624	5,576,633
Sealed Air Corp.	71,274	4,052,640
Sonoco Products Co.	46,521	3,141,098
Steel Dynamics, Inc.	92,247	5,758,980
The Mosaic Co.	159,027	5,747,236
The Scotts Miracle-Gro Co.	18,628	4,049,168
Vulcan Materials Co.	60,994	11,181,420
Westlake Chemical Corp.	15,817	1,595,461
Westrock Co.	121,284	7,073,283
		364,676,055

Media & Entertainment 4.0%
Activision Blizzard, Inc.	356,042	34,625,084
Comcast Corp., Class A	2,101,097	120,476,902
Discovery, Inc., Class A *(a)	74,441	2,390,300
Discovery, Inc., Class C *	133,856	4,022,373
DISH Network Corp., Class A *	113,725	4,949,312

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Electronic Arts, Inc.	132,335	18,914,642
IAC/InterActiveCorp *	38,081	6,072,777
Liberty Media Corp. - Liberty Formula One, Class A *	11,831	473,713
Liberty Media Corp. - Liberty Formula One, Class C *	94,055	4,199,556
News Corp., Class A	179,444	4,843,194
News Corp., Class B	56,161	1,442,776
Omnicom Group, Inc.	98,654	8,113,305
Sirius XM Holdings, Inc. (a)	532,183	3,326,144
Skillz, Inc. *(a)	108,858	1,849,497
The Interpublic Group of Cos., Inc.	179,413	6,044,424
The Walt Disney Co. *	834,409	149,067,168
ViacomCBS, Inc., Class A	4,735	220,367
ViacomCBS, Inc., Class B	270,560	11,477,155
Vimeo, Inc. *	61,761	2,593,952
Zynga, Inc., Class A *	463,464	5,023,950
		390,126,591

Pharmaceuticals, Biotechnology & Life Sciences 8.6%
AbbVie, Inc.	811,769	91,892,251
Agilent Technologies, Inc.	139,927	19,328,116
Amgen, Inc.	265,518	63,177,353
Biogen, Inc. *	70,051	18,737,241
Bristol-Myers Squibb Co.	1,029,955	67,688,643
Catalent, Inc. *	78,217	8,199,488
Elanco Animal Health, Inc. *	216,511	7,790,066
Eli Lilly & Co.	365,688	73,042,521
Gilead Sciences, Inc.	577,436	38,174,294
Jazz Pharmaceuticals plc *	27,563	4,909,797
Johnson & Johnson	1,208,402	204,522,038
Merck & Co., Inc.	1,163,230	88,277,525
Moderna, Inc. *	139,658	25,838,127
Novavax, Inc. *	31,158	4,599,544
PerkinElmer, Inc.	51,606	7,486,482
Perrigo Co., plc	61,218	2,824,599
Pfizer, Inc.	2,564,015	99,304,301
PPD, Inc. *	50,160	2,313,379
Royalty Pharma plc, Class A	39,022	1,565,563
Viatris, Inc.	553,666	8,437,870
Waters Corp. *	28,569	9,206,360
		847,315,558

Real Estate 4.2%
Alexandria Real Estate Equities, Inc.	58,385	10,407,710
American Campus Communities, Inc.	63,429	2,991,312
American Homes 4 Rent, Class A	123,060	4,684,894
Americold Realty Trust	115,767	4,401,461
Apartment Income REIT Corp.	68,089	3,171,586
Apartment Investment & Management Co., Class A	67,960	479,118
AvalonBay Communities, Inc.	64,131	13,271,269
Boston Properties, Inc.	65,266	7,672,671
Camden Property Trust	44,822	5,619,782
Crown Castle International Corp.	198,245	37,567,427
CubeSmart	91,650	4,013,353
Digital Realty Trust, Inc.	129,322	19,600,042
Douglas Emmett, Inc.	75,862	2,633,929
Duke Realty Corp.	172,323	8,006,127
Equity LifeStyle Properties, Inc.	78,227	5,543,165
Equity Residential	157,831	12,224,011
Essex Property Trust, Inc.	29,846	8,813,225
Extra Space Storage, Inc.	60,620	9,081,482
Federal Realty Investment Trust	32,070	3,666,884
Gaming & Leisure Properties, Inc.	100,758	4,671,141
Healthcare Trust of America, Inc., Class A	100,850	2,764,298
Healthpeak Properties, Inc.	247,452	8,259,948
Security	Number of Shares	Value ($)
Host Hotels & Resorts, Inc. *	324,957	5,579,512
Invitation Homes, Inc.	260,412	9,445,143
Iron Mountain, Inc.	132,834	5,783,592
Jones Lang LaSalle, Inc. *	23,533	4,759,549
Kilroy Realty Corp.	48,637	3,414,804
Kimco Realty Corp.	199,310	4,247,296
Lamar Advertising Co., Class A	39,535	4,144,059
Medical Properties Trust, Inc.	266,174	5,634,904
Mid-America Apartment Communities, Inc.	52,508	8,438,036
National Retail Properties, Inc.	80,587	3,735,207
Omega Healthcare Investors, Inc.	106,395	3,896,185
Prologis, Inc.	339,977	40,062,890
Public Storage	69,982	19,768,515
Realty Income Corp.	171,549	11,733,952
Regency Centers Corp.	72,766	4,700,684
Simon Property Group, Inc.	151,127	19,418,308
STORE Capital Corp.	110,710	3,808,424
Sun Communities, Inc.	51,222	8,575,587
UDR, Inc.	136,772	6,514,450
Ventas, Inc.	172,366	9,557,695
VEREIT, Inc.	105,044	4,996,943
VICI Properties, Inc.	246,989	7,688,768
Vornado Realty Trust	71,642	3,387,234
Welltower, Inc.	191,780	14,339,391
Weyerhaeuser Co.	343,515	13,039,829
WP Carey, Inc.	80,766	6,093,795
		412,309,587

Retailing 2.8%
Advance Auto Parts, Inc.	30,064	5,704,043
Best Buy Co., Inc.	105,908	12,310,746
Burlington Stores, Inc. *	30,386	9,825,921
CarMax, Inc. *	74,707	8,605,499
ContextLogic, Inc., Class A *(a)	21,765	172,814
eBay, Inc.	297,374	18,104,129
Genuine Parts Co.	66,365	8,701,779
L Brands, Inc. *	107,376	7,502,361
LKQ Corp. *	128,064	6,526,142
Lowe's Cos., Inc.	336,021	65,466,971
Ross Stores, Inc.	163,689	20,688,653
Target Corp.	230,245	52,247,195
The Gap, Inc.	94,898	3,174,338
The TJX Cos., Inc.	551,927	37,277,150
Tractor Supply Co.	53,476	9,716,589
Williams-Sonoma, Inc.	35,241	5,974,759
		271,999,089

Semiconductors & Semiconductor Equipment 5.6%
Advanced Micro Devices, Inc. *	557,297	44,628,344
Analog Devices, Inc.	169,523	27,903,486
Applied Materials, Inc.	421,976	58,287,545
Entegris, Inc.	61,885	7,082,738
First Solar, Inc. *	39,011	2,969,127
Intel Corp.	1,867,593	106,676,912
KLA Corp.	70,818	22,441,516
Marvell Technology, Inc.	365,562	17,656,645
Maxim Integrated Products, Inc.	123,192	12,566,816
Microchip Technology, Inc.	123,839	19,436,531
Micron Technology, Inc. *	514,190	43,263,947
QUALCOMM, Inc.	522,156	70,250,868
Skyworks Solutions, Inc.	75,733	12,874,610
Teradyne, Inc.	76,792	10,163,421
Texas Instruments, Inc.	422,932	80,280,952
Xilinx, Inc.	112,869	14,334,363
		550,817,821

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Software & Services 4.1%
Accenture plc, Class A	291,561	82,266,852
Akamai Technologies, Inc. *	75,074	8,574,202
Automatic Data Processing, Inc.	196,703	38,557,722
Broadridge Financial Solutions, Inc.	53,115	8,470,780
CDK Global, Inc.	56,195	2,941,246
Ceridian HCM Holding, Inc. *	60,303	5,394,706
Citrix Systems, Inc.	56,554	6,501,448
Cognizant Technology Solutions Corp., Class A	243,613	17,432,946
Concentrix Corp. *	19,103	2,917,410
DXC Technology Co. *	117,475	4,454,652
Euronet Worldwide, Inc. *	24,206	3,622,186
Fidelity National Information Services, Inc.	285,418	42,521,574
Genpact Ltd.	80,758	3,693,871
Guidewire Software, Inc. *	38,633	3,775,990
International Business Machines Corp.	410,711	59,035,599
NortonLifeLock, Inc.	267,275	7,392,827
Nuance Communications, Inc. *	131,076	6,933,920
Oracle Corp.	852,668	67,139,078
Paychex, Inc.	147,345	14,902,473
The Western Union Co.	189,411	4,634,887
VeriSign, Inc. *	45,689	10,047,925
		401,212,294

Technology Hardware & Equipment 2.9%
Amphenol Corp., Class A	275,032	18,498,652
Arrow Electronics, Inc. *	34,263	4,122,867
CDW Corp.	64,762	10,712,930
Cisco Systems, Inc.	1,940,679	102,661,919
Cognex Corp.	80,973	6,428,446
Corning, Inc.	352,783	15,391,922
F5 Networks, Inc. *	28,262	5,240,623
Hewlett Packard Enterprise Co.	598,049	9,544,862
HP, Inc.	576,199	16,842,297
Jabil, Inc.	62,158	3,508,819
Juniper Networks, Inc.	151,341	3,984,809
Keysight Technologies, Inc. *	85,612	12,189,437
Motorola Solutions, Inc.	77,652	15,942,732
National Instruments Corp.	60,058	2,450,366
NetApp, Inc.	102,198	7,907,059
Seagate Technology Holdings plc	92,332	8,840,789
TE Connectivity Ltd.	152,220	20,653,210
Trimble, Inc. *	115,631	8,994,935
Western Digital Corp. *	140,738	10,587,720
		284,504,394

Telecommunication Services 2.2%
AT&T, Inc.	3,277,847	96,467,037
Liberty Global plc, Class A *	65,877	1,799,101
Liberty Global plc, Class C *	163,646	4,454,444
Lumen Technologies, Inc.	454,882	6,295,567
Verizon Communications, Inc.	1,902,180	107,454,148
		216,470,297

Transportation 3.3%
Alaska Air Group, Inc. *	56,868	3,935,266
American Airlines Group, Inc. *	293,892	7,123,942
C.H. Robinson Worldwide, Inc.	61,512	5,967,894
CSX Corp.	350,532	35,095,264
Delta Air Lines, Inc. *	293,622	13,999,897
Expeditors International of Washington, Inc.	77,868	9,787,229
FedEx Corp.	112,166	35,310,978
J.B. Hunt Transport Services, Inc.	38,483	6,601,374
Kansas City Southern	41,733	12,423,079
Security	Number of Shares	Value ($)
Norfolk Southern Corp.	115,785	32,524,007
Southwest Airlines Co. *	271,233	16,669,980
Union Pacific Corp.	307,865	69,186,501
United Airlines Holdings, Inc. *	146,270	8,534,855
United Parcel Service, Inc., Class B	330,704	70,969,078
		328,129,344

Utilities 4.5%
Alliant Energy Corp.	114,490	6,543,103
Ameren Corp.	116,455	9,805,511
American Electric Power Co., Inc.	228,225	19,627,350
American Water Works Co., Inc.	83,352	12,921,227
Atmos Energy Corp.	58,898	5,840,915
Avangrid, Inc.	26,359	1,388,592
CenterPoint Energy, Inc.	253,460	6,412,538
CMS Energy Corp.	132,831	8,333,817
Consolidated Edison, Inc.	157,150	12,138,266
Dominion Energy, Inc.	370,510	28,210,631
DTE Energy Co.	88,973	12,277,384
Duke Energy Corp.	353,357	35,413,439
Edison International	174,202	9,732,666
Entergy Corp.	91,975	9,681,288
Essential Utilities, Inc.	102,359	4,892,760
Evergy, Inc.	104,144	6,455,887
Eversource Energy	157,538	12,790,510
Exelon Corp.	449,130	20,264,746
FirstEnergy Corp.	250,193	9,484,817
NextEra Energy, Inc.	900,931	65,966,168
NiSource, Inc.	180,245	4,596,247
NRG Energy, Inc.	111,938	3,598,807
OGE Energy Corp.	91,569	3,159,131
PG&E Corp. *	685,120	6,947,117
Pinnacle West Capital Corp.	51,942	4,393,254
PPL Corp.	354,166	10,309,772
Public Service Enterprise Group, Inc.	231,991	14,411,281
Sempra Energy	144,735	19,610,145
The AES Corp.	306,950	7,799,599
The Southern Co.	485,929	31,060,582
UGI Corp.	96,257	4,432,635
Vistra Corp.	222,636	3,600,024
WEC Energy Group, Inc.	144,852	13,603,051
Xcel Energy, Inc.	247,336	17,531,176
		443,234,436
Total Common Stock
(Cost $7,373,594,143)		9,830,561,286

Investment Companies 0.1% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (c)	4,402,007	4,402,007

Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 0.03% (c)	9,695,425	9,695,425
Total Investment Companies
(Cost $14,097,432)		14,097,432

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 1000 Value Index, e-mini, expires 06/18/21	265	20,980,050	334,970
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $9,262,232.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the 7-day yield.

REIT –	Real Estate Investment Trust
The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended May 31, 2021:
	Value at 8/31/20	Gross Purchases	Gross Sales	Realized Gains(Losses)	Net change in unrealized appreciation (depreciation)	Value at 5/31/21	Balance of Shares Held at 5/31/21	Dividends Received
The Charles Schwab Corp.	$21,879,658	$12,139,276	($6,692,920)	($722,376)	$24,199,476	$50,803,114	687,923	$351,952

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$9,830,561,286	$—	$—	$9,830,561,286
Investment Companies[1]	14,097,432	—	—	14,097,432
Futures Contracts[2]	334,970	—	—	334,970
Total	$9,844,993,688	$—	$—	$9,844,993,688
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab U.S. Mid-Cap ETF

Portfolio Holdings as of May 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Common Stock 99.9% of net assets

Automobiles & Components 1.4%
Autoliv, Inc.	170,572	18,085,749
BorgWarner, Inc.	518,287	26,582,940
Gentex Corp.	528,565	18,764,057
Harley-Davidson, Inc.	332,687	16,125,339
Lear Corp.	118,669	22,945,838
Luminar Technologies, Inc. *(a)	402,960	8,264,710
QuantumScape Corp. *(a)	300,383	7,776,916
Thor Industries, Inc.	120,091	14,771,193
		133,316,742

Banks 4.0%
Bank OZK	261,897	11,185,621
BOK Financial Corp.	66,498	6,053,978
Comerica, Inc.	302,005	23,704,373
Commerce Bancshares, Inc.	228,289	17,779,147
Cullen/Frost Bankers, Inc.	121,925	14,717,567
East West Bancorp, Inc.	307,024	22,959,255
Essent Group Ltd.	244,310	11,687,790
First Citizens BancShares, Inc., Class A	15,668	13,483,881
First Horizon Corp.	1,203,043	22,942,030
Huntington Bancshares, Inc.	2,206,623	34,997,041
MGIC Investment Corp.	733,494	10,797,032
New York Community Bancorp, Inc.	1,008,565	12,072,523
People's United Financial, Inc.	921,785	17,430,954
Pinnacle Financial Partners, Inc.	164,972	14,999,254
Popular, Inc.	182,400	14,885,664
Prosperity Bancshares, Inc.	201,654	15,174,464
Radian Group, Inc.	415,391	9,699,380
Signature Bank	123,739	30,903,815
Synovus Financial Corp.	322,645	15,848,322
TCF Financial Corp.	331,404	15,741,690
TFS Financial Corp.	102,662	2,274,990
Western Alliance Bancorp	224,223	22,424,542
Zions Bancorp NA	355,588	20,581,433
		382,344,746

Capital Goods 11.8%
A.O. Smith Corp.	293,294	20,844,405
Acuity Brands, Inc.	78,196	14,524,907
AECOM *	320,561	20,839,671
AGCO Corp.	133,813	18,515,705
Air Lease Corp.	231,902	10,913,308
Allegion plc	196,663	27,627,218
Allison Transmission Holdings, Inc.	242,540	10,261,867
Armstrong World Industries, Inc.	103,556	11,013,181
Array Technologies, Inc. *	236,692	3,858,080
Axon Enterprise, Inc. *	138,281	19,440,926
AZEK Co., Inc. *	305,251	13,287,576
BWX Technologies, Inc.	206,312	12,902,752
Carlisle Cos., Inc.	115,498	22,212,575
Security	Number of Shares	Value ($)
Colfax Corp. *	250,255	11,061,271
Crane Co.	107,117	10,228,602
Curtiss-Wright Corp.	88,643	11,108,741
Desktop Metal, Inc., Class A *(a)	252,562	3,336,344
Donaldson Co., Inc.	273,431	16,840,615
EMCOR Group, Inc.	118,960	15,002,046
Flowserve Corp.	282,198	11,962,373
Fortune Brands Home & Security, Inc.	300,503	30,999,889
Generac Holdings, Inc. *	136,271	44,795,003
Graco, Inc.	365,845	27,701,783
Hexcel Corp. *	181,128	10,769,871
Howmet Aerospace, Inc. *	845,910	30,012,887
Hubbell, Inc.	117,781	22,453,770
Huntington Ingalls Industries, Inc.	87,327	18,880,971
IDEX Corp.	164,547	36,638,035
ITT, Inc.	187,564	17,612,260
Lennox International, Inc.	74,439	26,048,439
Lincoln Electric Holdings, Inc.	129,312	16,626,937
MasTec, Inc. *	122,089	14,202,613
Mercury Systems, Inc. *	121,697	7,965,069
MSC Industrial Direct Co., Inc., Class A	101,143	9,547,899
Nordson Corp.	117,171	25,975,639
nVent Electric plc	364,340	11,855,624
Oshkosh Corp.	148,410	19,507,010
Owens Corning	227,555	24,268,741
Pentair plc	360,149	24,839,476
Plug Power, Inc. *	1,089,596	33,450,597
Quanta Services, Inc.	299,964	28,601,567
Regal Beloit Corp.	88,218	12,547,246
Sensata Technologies Holding plc *	342,076	20,329,577
SiteOne Landscape Supply, Inc. *	96,017	16,518,765
Snap-on, Inc.	117,456	29,906,647
Sunrun, Inc. *	346,495	15,495,256
Teledyne Technologies, Inc. *	100,694	42,237,998
Textron, Inc.	491,739	33,669,369
The Middleby Corp. *	120,529	19,800,504
The Timken Co.	147,518	13,047,967
The Toro Co.	233,347	25,922,518
United Rentals, Inc. *	156,549	52,281,104
Vertiv Holdings Co.	532,813	13,224,419
Watsco, Inc.	71,342	20,789,059
Westinghouse Air Brake Technologies Corp.	384,775	31,843,979
Woodward, Inc.	127,203	16,177,678
		1,132,328,329

Commercial & Professional Services 3.0%
ADT, Inc.	333,098	3,444,233
ASGN, Inc. *	114,737	11,828,237
Booz Allen Hamilton Holding Corp.	298,625	25,362,221
CACI International, Inc., Class A *	54,780	13,966,709
Clean Harbors, Inc. *	109,259	10,172,013
CoreLogic, Inc.	158,383	12,591,449
Driven Brands Holdings, Inc. *	68,465	2,027,933
Dun & Bradstreet Holdings, Inc. *	297,925	6,396,450

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
IAA, Inc. *	291,771	16,622,194
Jacobs Engineering Group, Inc.	282,049	40,073,522
Leidos Holdings, Inc.	289,154	29,710,573
ManpowerGroup, Inc.	119,397	14,445,843
MSA Safety, Inc.	78,963	13,270,522
Nielsen Holdings plc	776,153	21,119,123
Robert Half International, Inc.	245,468	21,795,104
Science Applications International Corp.	126,130	11,334,042
Stericycle, Inc. *	198,860	15,622,442
Tetra Tech, Inc.	117,487	14,036,172
TriNet Group, Inc. *	85,966	6,476,678
		290,295,460

Consumer Durables & Apparel 4.1%
Brunswick Corp.	168,635	17,239,556
Carter's, Inc.	95,448	9,758,604
Columbia Sportswear Co.	66,502	6,831,750
Deckers Outdoor Corp. *	60,989	20,458,150
Hanesbrands, Inc.	757,132	14,794,359
Hasbro, Inc.	276,863	26,570,542
Helen of Troy Ltd. *	52,805	11,114,396
Leggett & Platt, Inc.	288,618	15,882,649
Mattel, Inc. *	755,725	16,028,927
Mohawk Industries, Inc. *	127,877	26,941,126
Newell Brands, Inc.	819,653	23,515,845
Polaris, Inc.	126,287	16,571,380
PulteGroup, Inc.	576,526	33,317,438
PVH Corp. *	154,158	17,700,422
Ralph Lauren Corp. *	104,402	12,954,200
Skechers U.S.A., Inc., Class A *	296,826	14,099,235
Tapestry, Inc. *	602,242	27,034,643
Toll Brothers, Inc.	243,177	15,864,868
TopBuild Corp. *	71,623	14,184,935
Under Armour, Inc., Class A *	410,328	9,265,206
Under Armour, Inc., Class C *	421,677	8,037,164
Whirlpool Corp.	136,054	32,257,043
		390,422,438

Consumer Services 4.7%
Airbnb, Inc., Class A *	159,808	22,437,043
Aramark	551,099	20,583,548
Bright Horizons Family Solutions, Inc. *	131,591	18,189,824
Caesars Entertainment, Inc. *	451,630	48,527,643
Carnival Corp. *	1,729,273	51,117,310
Chegg, Inc. *	304,297	23,403,482
Choice Hotels International, Inc. *	62,676	7,578,155
Churchill Downs, Inc.	75,001	14,964,950
Grand Canyon Education, Inc. *	101,522	9,232,411
Marriott Vacations Worldwide Corp. *	89,256	15,377,916
MGM Resorts International	890,310	38,167,590
Penn National Gaming, Inc. *	322,307	26,419,505
Planet Fitness, Inc., Class A *	179,780	14,161,271
Service Corp. International	367,244	19,471,277
Terminix Global Holdings, Inc. *	286,361	14,129,052
Texas Roadhouse, Inc.	142,064	14,307,265
The Wendy's Co.	388,351	9,017,510
Vail Resorts, Inc. *	87,247	28,519,299
Wingstop, Inc.	64,364	9,183,456
Wyndham Hotels & Resorts, Inc.	202,166	15,174,580
Wynn Resorts Ltd. *	228,051	30,073,085
		450,036,172

Diversified Financials 5.2%
Affiliated Managers Group, Inc.	92,506	15,170,984
AGNC Investment Corp.	1,167,413	21,643,837
Ally Financial, Inc.	810,669	44,351,701
Security	Number of Shares	Value ($)
Annaly Capital Management, Inc.	3,031,565	28,102,608
Apollo Global Management, Inc.	457,710	26,245,091
Ares Management Corp., Class A	234,657	12,948,373
Blackstone Mortgage Trust, Inc., Class A	318,183	10,191,402
Cboe Global Markets, Inc.	232,511	25,878,474
Credit Acceptance Corp. *	25,145	11,251,382
Equitable Holdings, Inc.	849,790	26,980,833
FactSet Research Systems, Inc.	82,334	27,529,196
Invesco Ltd.	815,974	23,279,738
Janus Henderson Group plc	369,464	14,228,059
Jefferies Financial Group, Inc.	438,978	14,104,363
Lazard Ltd., Class A	244,257	11,524,045
LPL Financial Holdings, Inc.	172,738	25,544,495
Morningstar, Inc.	46,409	10,952,060
New Residential Investment Corp.	995,323	10,530,517
OneMain Holdings, Inc.	197,662	11,432,770
Raymond James Financial, Inc.	265,884	35,253,560
Santander Consumer USA Holdings, Inc.	153,101	5,802,528
SEI Investments Co.	258,423	16,394,355
Starwood Property Trust, Inc.	619,778	15,736,163
The Carlyle Group, Inc.	253,238	11,051,306
Tradeweb Markets, Inc., Class A	220,592	18,481,198
Upstart Holdings, Inc. *(a)	26,893	3,986,081
Voya Financial, Inc.	268,495	17,591,792
		496,186,911

Energy 2.1%
Antero Midstream Corp.	621,967	5,970,883
APA Corp.	818,343	17,021,534
Cabot Oil & Gas Corp.	866,295	14,207,238
Continental Resources, Inc.	135,364	4,408,806
Devon Energy Corp.	1,284,407	34,113,850
Diamondback Energy, Inc.	392,061	31,392,324
Equitrans Midstream Corp.	885,772	7,298,761
HollyFrontier Corp.	323,820	10,514,435
Marathon Oil Corp.	1,713,190	20,746,731
NOV, Inc. *	842,107	13,574,765
Targa Resources Corp.	495,096	19,239,431
Texas Pacific Land Corp.	16,795	24,405,151
		202,893,909

Food & Staples Retailing 0.7%
Albertsons Cos., Inc., Class A (a)	99,998	1,918,962
BJ's Wholesale Club Holdings, Inc. *	297,196	13,311,409
Casey's General Stores, Inc.	80,132	17,696,351
Performance Food Group Co. *	290,188	14,547,124
US Foods Holding Corp. *	478,874	18,647,353
		66,121,199

Food, Beverage & Tobacco 2.0%
Beyond Meat, Inc. *(a)	107,601	15,647,337
Bunge Ltd.	303,926	26,386,855
Darling Ingredients, Inc. *	352,566	24,136,668
Flowers Foods, Inc.	426,627	10,277,444
Ingredion, Inc.	145,744	13,835,478
Lamb Weston Holdings, Inc.	317,316	26,175,397
Lancaster Colony Corp.	42,432	7,920,782
Molson Coors Beverage Co., Class B *	408,369	23,816,080
Pilgrim's Pride Corp. *	104,680	2,516,507
Post Holdings, Inc. *	129,905	15,007,925
Seaboard Corp.	550	2,015,750
The Boston Beer Co., Inc., Class A *	19,960	21,120,874
		188,857,097

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Health Care Equipment & Services 5.5%
1Life Healthcare, Inc. *	166,125	6,146,625
ABIOMED, Inc. *	98,044	27,901,362
Amedisys, Inc. *	71,160	18,385,609
American Well Corp., Class A *	120,732	1,503,113
Certara, Inc. *	85,373	2,246,164
Chemed Corp.	34,780	17,088,805
DaVita, Inc. *	156,538	18,795,518
DENTSPLY SIRONA, Inc.	474,656	31,763,979
Encompass Health Corp.	215,207	18,462,609
Envista Holdings Corp. *	347,403	15,160,667
Guardant Health, Inc. *	185,162	22,982,307
Haemonetics Corp. *	110,286	6,226,748
HealthEquity, Inc. *	180,089	14,968,998
Henry Schein, Inc. *	309,180	23,510,047
Hill-Rom Holdings, Inc.	144,027	16,027,325
ICU Medical, Inc. *	42,610	8,865,437
Insulet Corp. *	143,266	38,634,542
Integra LifeSciences Holdings Corp. *	153,490	10,598,484
iRhythm Technologies, Inc. *	63,492	4,791,106
LHC Group, Inc. *	68,580	13,499,973
Masimo Corp. *	110,228	23,765,157
Molina Healthcare, Inc. *	125,663	31,586,652
Multiplan Corp. *(a)	567,638	4,790,865
Novocure Ltd. *	184,289	37,594,956
Penumbra, Inc. *	73,399	18,284,425
Quidel Corp. *	83,447	9,855,925
Schrodinger, Inc. *	79,507	5,579,801
Signify Health, Inc., Class A *	50,569	1,279,396
STERIS plc	184,985	35,306,237
Tandem Diabetes Care, Inc. *	135,291	11,552,498
Universal Health Services, Inc., Class B	168,750	26,937,562
		524,092,892

Household & Personal Products 0.2%
Coty, Inc., Class A *	616,631	5,494,182
Herbalife Nutrition Ltd. *	189,245	9,948,610
Reynolds Consumer Products, Inc.	117,566	3,543,439
		18,986,231

Insurance 4.3%
Alleghany Corp. *	30,365	21,758,648
American Financial Group, Inc.	151,750	20,191,855
Assurant, Inc.	125,559	20,233,833
Athene Holding Ltd., Class A *	270,218	16,923,753
Axis Capital Holdings Ltd.	173,800	9,322,632
Brown & Brown, Inc.	507,559	26,656,999
CNA Financial Corp.	58,476	2,795,737
Erie Indemnity Co., Class A	53,978	10,856,595
Everest Re Group Ltd.	86,724	22,544,771
Fidelity National Financial, Inc.	630,903	29,646,132
First American Financial Corp.	238,317	15,326,166
Globe Life, Inc.	206,035	21,720,210
Kemper Corp.	133,276	9,978,374
Lincoln National Corp.	391,331	27,310,990
Loews Corp.	492,469	28,750,340
Old Republic International Corp.	613,982	16,123,167
Primerica, Inc.	85,410	13,854,356
Reinsurance Group of America, Inc.	147,220	18,554,137
RenaissanceRe Holdings Ltd.	109,815	16,924,688
Selective Insurance Group, Inc.	129,744	9,765,831
The Hanover Insurance Group, Inc.	78,798	10,991,533
Unum Group	441,110	13,661,177
W.R. Berkley Corp.	303,939	23,704,203
		407,596,127

Security	Number of Shares	Value ($)
Materials 6.9%
Albemarle Corp.	252,752	42,229,804
AptarGroup, Inc.	141,148	20,792,512
Ashland Global Holdings, Inc.	118,285	11,218,149
Avery Dennison Corp.	180,065	39,709,735
Axalta Coating Systems Ltd. *	452,067	14,665,054
Berry Global Group, Inc. *	290,453	19,811,799
CF Industries Holdings, Inc.	464,227	24,682,950
Crown Holdings, Inc.	292,735	30,221,961
Eagle Materials, Inc. *	91,072	13,365,727
Eastman Chemical Co.	294,710	36,956,634
FMC Corp.	280,329	32,711,591
Graphic Packaging Holding Co.	580,091	10,256,009
Huntsman Corp.	430,694	12,223,096
International Flavors & Fragrances, Inc.	539,302	76,402,914
MP Materials Corp. *(a)	130,987	3,678,115
NewMarket Corp.	15,889	5,453,582
Packaging Corp. of America	205,756	30,585,629
Reliance Steel & Aluminum Co.	137,911	23,178,702
Royal Gold, Inc.	142,242	17,605,292
RPM International, Inc.	281,993	26,374,805
Sealed Air Corp.	336,065	19,108,656
Sonoco Products Co.	217,569	14,690,259
Steel Dynamics, Inc.	434,731	27,140,256
The Mosaic Co.	747,950	27,030,913
The Scotts Miracle-Gro Co.	88,060	19,141,602
Valvoline, Inc.	392,982	12,968,406
W.R. Grace & Co.	134,926	9,245,130
Westlake Chemical Corp.	74,966	7,561,820
Westrock Co.	571,266	33,316,233
		662,327,335

Media & Entertainment 2.9%
Altice USA, Inc., Class A *	529,227	19,083,926
Bumble, Inc., Class A *	110,332	5,265,043
Cable One, Inc.	11,769	21,367,326
Discovery, Inc., Class A *(a)	352,629	11,322,917
Discovery, Inc., Class C *	628,083	18,873,894
DISH Network Corp., Class A *	536,318	23,340,559
IAC/InterActiveCorp *	179,892	28,687,377
Liberty Media Corp. - Liberty Formula One, Class A *	55,426	2,219,257
Liberty Media Corp. - Liberty Formula One, Class C *	441,256	19,702,080
Madison Square Garden Sports Corp. *	37,945	7,021,343
News Corp., Class A	848,180	22,892,378
News Corp., Class B	264,002	6,782,211
Playtika Holding Corp. *	151,850	4,165,246
Skillz, Inc. *(a)	514,817	8,746,741
The Interpublic Group of Cos., Inc.	847,223	28,542,943
The New York Times Co., Class A	313,804	13,437,087
Vimeo, Inc. *	291,462	12,241,408
Zynga, Inc., Class A *	2,184,911	23,684,435
		277,376,171

Pharmaceuticals, Biotechnology & Life Sciences 6.4%
10X Genomics, Inc., Class A *	158,697	28,565,460
ACADIA Pharmaceuticals, Inc. *	254,188	5,678,560
Acceleron Pharma, Inc. *	114,111	14,935,989
Adaptive Biotechnologies Corp. *	180,900	6,839,829
Alkermes plc *	346,645	7,858,442
Allogene Therapeutics, Inc. *	142,583	3,664,383
Arrowhead Pharmaceuticals, Inc. *	224,775	16,318,665
Avantor, Inc. *	1,120,221	36,015,105
Bio-Rad Laboratories, Inc., Class A *	46,712	28,137,907
Bio-Techne Corp.	84,084	34,796,482

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Bluebird Bio, Inc. *	145,198	4,518,562
Bruker Corp.	220,426	15,306,381
Charles River Laboratories International, Inc. *	107,897	36,468,107
Elanco Animal Health, Inc. *	1,023,707	36,832,978
Emergent BioSolutions, Inc. *	98,547	5,976,876
Exelixis, Inc. *	675,777	15,238,771
FibroGen, Inc. *	180,564	3,836,985
Ionis Pharmaceuticals, Inc. *	305,786	11,390,529
Jazz Pharmaceuticals plc *	130,292	23,208,914
Mirati Therapeutics, Inc. *	98,711	15,611,145
Natera, Inc. *	170,185	16,021,216
Neurocrine Biosciences, Inc. *	203,901	19,619,354
Novavax, Inc. *	147,384	21,756,826
PerkinElmer, Inc.	242,977	35,248,673
Perrigo Co., plc	288,936	13,331,507
PRA Health Sciences, Inc. *	140,036	23,934,953
Repligen Corp. *	110,541	20,185,892
Sana Biotechnology, Inc. *	52,436	1,099,583
Sarepta Therapeutics, Inc. *	172,079	13,017,776
Sotera Health Co. *	157,308	3,791,123
Syneos Health, Inc. *	194,293	17,078,355
Ultragenyx Pharmaceutical, Inc. *	136,624	13,896,027
United Therapeutics Corp. *	96,491	17,937,677
Viatris, Inc.	2,617,119	39,884,894
Vir Biotechnology, Inc. *	141,666	5,937,222
		613,941,148

Real Estate 8.1%
American Campus Communities, Inc.	298,945	14,098,246
American Homes 4 Rent, Class A	582,159	22,162,793
Americold Realty Trust	546,600	20,781,732
Apartment Income REIT Corp.	323,217	15,055,448
Apartment Investment & Management Co., Class A	321,073	2,263,565
Brixmor Property Group, Inc.	644,428	14,634,960
Camden Property Trust	211,497	26,517,494
CoreSite Realty Corp.	92,594	11,227,022
Cousins Properties, Inc.	321,768	11,934,375
CubeSmart	433,179	18,968,908
CyrusOne, Inc.	261,309	19,271,539
Douglas Emmett, Inc.	357,233	12,403,130
EastGroup Properties, Inc.	86,115	13,613,059
Equity Commonwealth	264,045	7,245,395
Equity LifeStyle Properties, Inc.	367,440	26,036,798
Federal Realty Investment Trust	151,439	17,315,535
First Industrial Realty Trust, Inc.	279,479	14,152,817
Gaming & Leisure Properties, Inc.	474,581	22,001,575
Healthcare Realty Trust, Inc.	302,867	9,188,985
Healthcare Trust of America, Inc., Class A	473,505	12,978,772
Highwoods Properties, Inc.	225,242	10,289,055
Host Hotels & Resorts, Inc. *	1,529,406	26,259,901
Hudson Pacific Properties, Inc.	327,323	9,489,094
Iron Mountain, Inc.	625,578	27,237,666
JBG SMITH Properties	239,939	7,728,435
Jones Lang LaSalle, Inc. *	110,839	22,417,188
Kilroy Realty Corp.	229,712	16,128,079
Kimco Realty Corp.	937,814	19,984,816
Lamar Advertising Co., Class A	187,486	19,652,282
Life Storage, Inc.	163,736	16,281,908
Medical Properties Trust, Inc.	1,257,259	26,616,173
National Retail Properties, Inc.	379,679	17,598,122
Omega Healthcare Investors, Inc.	502,574	18,404,260
PS Business Parks, Inc.	43,531	6,745,564
Rayonier, Inc.	298,612	11,403,992
Regency Centers Corp.	342,701	22,138,485
Rexford Industrial Realty, Inc.	285,167	15,749,773
SL Green Realty Corp.	150,251	11,902,884
Security	Number of Shares	Value ($)
Spirit Realty Capital, Inc.	248,802	11,758,383
STAG Industrial, Inc.	342,949	12,246,709
STORE Capital Corp.	519,942	17,886,005
The Howard Hughes Corp. *	97,884	10,359,064
UDR, Inc.	643,157	30,633,568
VEREIT, Inc.	496,883	23,636,724
VICI Properties, Inc.	1,164,380	36,247,149
Vornado Realty Trust	340,671	16,106,925
		776,754,352

Retailing 4.6%
Advance Auto Parts, Inc.	142,038	26,948,870
AutoNation, Inc. *	119,291	12,183,190
Burlington Stores, Inc. *	143,650	46,452,100
Chewy, Inc., Class A *	165,097	12,154,441
ContextLogic, Inc., Class A *(a)	102,943	817,367
DoorDash, Inc., Class A *	74,415	11,183,086
Five Below, Inc. *	121,187	22,312,950
Floor & Decor Holdings, Inc., Class A *	226,419	22,259,252
Foot Locker, Inc.	226,286	14,321,641
GrubHub, Inc. *	201,852	12,133,324
Kohl's Corp.	341,820	18,967,592
L Brands, Inc. *	506,240	35,370,989
Leslie's, Inc. *	149,093	4,347,552
Lithia Motors, Inc., Class A	64,463	22,690,331
LKQ Corp. *	604,738	30,817,448
Ollie's Bargain Outlet Holdings, Inc. *	123,262	10,654,767
Overstock.com, Inc. *	92,995	7,944,563
Penske Automotive Group, Inc.	69,940	5,986,165
Petco Health & Wellness Co., Inc. *(a)	157,069	3,557,613
Pool Corp.	87,216	38,074,145
Qurate Retail, Inc., Class A	825,885	11,256,813
RH *	35,386	22,684,195
The Gap, Inc.	446,499	14,935,392
Vroom, Inc. *	76,050	3,362,171
Williams-Sonoma, Inc.	166,058	28,153,473
		439,569,430

Semiconductors & Semiconductor Equipment 2.7%
Allegro MicroSystems, Inc. *	89,587	2,348,075
CMC Materials, Inc.	63,110	9,739,766
Cree, Inc. *	249,934	24,995,899
Enphase Energy, Inc. *	279,759	40,019,525
Entegris, Inc.	292,572	33,484,866
First Solar, Inc. *	184,140	14,014,895
MKS Instruments, Inc.	119,808	22,551,460
Monolithic Power Systems, Inc.	92,990	31,906,729
ON Semiconductor Corp. *	893,266	35,766,371
Power Integrations, Inc.	130,074	10,690,782
Silicon Laboratories, Inc. *	95,017	12,975,522
Universal Display Corp.	93,033	20,082,103
		258,575,993

Software & Services 10.0%
Alteryx, Inc., Class A *	127,459	9,912,486
Anaplan, Inc. *	307,992	15,864,668
Aspen Technology, Inc. *	147,097	20,074,328
Avalara, Inc. *	185,322	24,494,009
Bill.com Holdings, Inc. *	133,879	19,937,261
Black Knight, Inc. *	339,932	24,947,609
Blackbaud, Inc. *	105,037	7,425,066
C3.ai, Inc., Class A *(a)	35,648	2,199,838
CDK Global, Inc.	264,356	13,836,393
Ceridian HCM Holding, Inc. *	283,965	25,403,509
Cloudflare, Inc., Class A *	407,057	33,403,097
Concentrix Corp. *	90,301	13,790,769

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Datto Holding Corp. *	49,211	1,325,744
Dolby Laboratories, Inc., Class A	141,895	13,840,438
Dropbox, Inc., Class A *	643,182	17,591,028
Duck Creek Technologies, Inc. *	70,608	2,775,600
DXC Technology Co. *	551,905	20,928,238
Dynatrace, Inc. *	398,650	20,626,151
Elastic N.V. *	136,035	16,080,697
Euronet Worldwide, Inc. *	114,468	17,128,992
Fair Isaac Corp. *	63,351	32,059,407
Fastly, Inc., Class A *(a)	184,985	8,729,442
Five9, Inc. *	144,578	25,604,764
Gartner, Inc. *	192,343	44,592,801
Genpact Ltd.	379,500	17,358,330
GoDaddy, Inc., Class A *	367,693	29,768,425
Guidewire Software, Inc. *	181,347	17,724,856
HubSpot, Inc. *	94,403	47,614,985
Manhattan Associates, Inc. *	138,174	18,788,900
MAXIMUS, Inc.	133,071	12,331,690
Medallia, Inc. *	178,732	4,588,050
MongoDB, Inc. *	112,385	32,809,677
New Relic, Inc. *	117,688	7,376,684
Nuance Communications, Inc. *	617,977	32,690,983
Nutanix, Inc., Class A *	420,356	13,245,418
Paylocity Holding Corp. *	81,416	13,826,879
Pegasystems, Inc.	85,812	10,137,830
Proofpoint, Inc. *	124,541	21,521,930
PTC, Inc. *	227,897	30,570,104
Q2 Holdings, Inc. *	113,149	10,741,235
Slack Technologies, Inc., Class A *	1,087,485	47,892,839
Smartsheet, Inc., Class A *	248,803	14,699,281
Snowflake, Inc., Class A *	128,924	30,687,780
SolarWinds Corp. *	155,268	2,569,685
The Western Union Co.	891,542	21,816,033
Tyler Technologies, Inc. *	87,941	35,454,294
WEX, Inc. *	95,702	18,748,979
Zendesk, Inc. *	255,311	34,890,801
		960,428,003

Technology Hardware & Equipment 3.8%
Arrow Electronics, Inc. *	161,667	19,453,390
Ciena Corp. *	336,166	17,773,097
Cognex Corp.	381,659	30,299,908
Coherent, Inc. *	53,077	13,938,551
F5 Networks, Inc. *	133,691	24,790,322
IPG Photonics Corp. *	77,793	16,278,963
Jabil, Inc.	293,857	16,588,228
Juniper Networks, Inc.	711,595	18,736,296
Littelfuse, Inc.	53,240	13,908,418
Lumentum Holdings, Inc. *	163,815	13,329,627
National Instruments Corp.	284,898	11,623,838
NetApp, Inc.	482,890	37,361,199
SYNNEX Corp.	89,399	11,317,913
Trimble, Inc. *	544,384	42,347,631
Ubiquiti, Inc.	16,384	4,940,104
Vontier Corp. *	365,076	12,806,866
Western Digital Corp. *	663,369	49,905,250
Xerox Holdings Corp.	361,867	8,485,781
		363,885,382

Transportation 2.2%
Alaska Air Group, Inc. *	269,307	18,636,044
AMERCO	19,547	11,240,307
American Airlines Group, Inc. *	1,387,139	33,624,249
Security	Number of Shares	Value ($)
JetBlue Airways Corp. *	686,363	13,795,896
Knight-Swift Transportation Holdings, Inc.	265,413	12,668,163
Landstar System, Inc.	83,300	14,202,650
Lyft, Inc., Class A *	555,345	31,704,646
United Airlines Holdings, Inc. *	690,442	40,287,291
XPO Logistics, Inc. *	221,603	32,560,129
		208,719,375

Utilities 3.3%
Alliant Energy Corp.	541,696	30,957,926
Atmos Energy Corp.	278,093	27,578,483
Black Hills Corp.	136,119	8,955,269
Essential Utilities, Inc.	483,655	23,118,709
Hawaiian Electric Industries, Inc.	236,627	10,186,792
IDACORP, Inc.	109,316	10,707,502
MDU Resources Group, Inc.	435,251	14,650,549
National Fuel Gas Co.	197,168	10,231,048
NiSource, Inc.	850,173	21,679,411
NRG Energy, Inc.	531,207	17,078,305
OGE Energy Corp.	433,613	14,959,648
ONE Gas, Inc.	115,425	8,578,386
Pinnacle West Capital Corp.	244,524	20,681,840
Portland General Electric Co.	194,055	9,302,997
Southwest Gas Holdings, Inc.	124,094	8,191,445
The AES Corp.	1,447,804	36,788,700
UGI Corp.	452,402	20,833,112
Vistra Corp.	1,050,588	16,988,008
		311,468,130
Total Common Stock
(Cost $6,759,375,569)		9,556,523,572

Investment Companies 0.8% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (b)	3,449,467	3,449,467

Securities Lending Collateral 0.7%
Wells Fargo Government Money Market Fund, Select Class 0.03% (b)	68,125,295	68,125,295
Total Investment Companies
(Cost $71,574,762)		71,574,762

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 400 Mid-Cap Index, e-mini, expires 06/18/21	26	7,089,420	94,337
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $65,533,225.
(b)	The rate shown is the 7-day yield.

REIT –	Real Estate Investment Trust

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$9,556,523,572	$—	$—	$9,556,523,572
Investment Companies[1]	71,574,762	—	—	71,574,762
Futures Contracts[2]	94,337	—	—	94,337
Total	$9,628,192,671	$—	$—	$9,628,192,671
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab U.S. Small-Cap ETF

Portfolio Holdings as of May 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Common Stock 99.9% of net assets

Automobiles & Components 1.5%
Adient plc *	368,440	18,444,106
American Axle & Manufacturing Holdings, Inc. *	446,765	5,003,768
Canoo, Inc. *(a)	567,017	4,490,775
Cooper Tire & Rubber Co.	197,556	11,730,875
Cooper-Standard Holding, Inc. *	66,372	1,975,231
Dana, Inc.	567,318	15,391,337
Dorman Products, Inc. *	112,062	11,472,908
Fisker, Inc. *(a)	565,571	7,499,472
Fox Factory Holding Corp. *	163,884	25,480,684
Gentherm, Inc. *	129,193	9,370,368
LCI Industries	98,606	14,697,224
Lordstown Motors Corp., Class A *(a)	384,981	3,811,312
Modine Manufacturing Co. *	202,069	3,554,394
Motorcar Parts of America, Inc. *	74,786	1,747,749
Patrick Industries, Inc.	86,660	7,426,762
Standard Motor Products, Inc.	78,114	3,516,692
Stoneridge, Inc. *	106,664	3,246,852
Tenneco, Inc., Class A *	199,593	3,129,618
The Goodyear Tire & Rubber Co. *	913,221	18,109,172
Thor Industries, Inc.	217,024	26,693,952
Veoneer, Inc. *	367,125	8,689,849
Visteon Corp. *	109,542	13,414,513
Winnebago Industries, Inc.	132,233	9,779,953
Workhorse Group, Inc. *(a)	425,502	3,986,954
XL Fleet Corp. *(a)	362,605	2,501,975
XPEL, Inc. *	65,382	5,361,324
		240,527,819

Banks 9.5%
1st Source Corp.	67,851	3,356,589
Allegiance Bancshares, Inc.	72,372	2,935,408
Altabancorp	56,713	2,608,798
Ameris Bancorp	272,950	14,995,873
Arrow Financial Corp.	60,820	2,256,422
Associated Banc-Corp.	599,722	13,787,609
Atlantic Union Bankshares Corp.	308,409	12,650,937
Axos Financial, Inc. *	201,609	9,558,283
Banc of California, Inc.	175,176	3,067,332
BancFirst Corp.	73,459	5,066,467
BancorpSouth Bank	376,711	11,519,822
Bank of Hawaii Corp.	157,401	14,125,166
Bank of Marin Bancorp	46,312	1,561,178
Bank OZK	475,451	20,306,512
BankUnited, Inc.	363,861	17,388,917
Banner Corp.	137,824	8,066,839
Berkshire Hills Bancorp, Inc.	200,563	5,565,623
Boston Private Financial Holdings, Inc.	324,663	4,977,084
Bridgewater Bancshares, Inc. *	83,128	1,443,102
Brookline Bancorp, Inc.	304,015	5,125,693
Bryn Mawr Bank Corp.	78,519	3,753,208
Security	Number of Shares	Value ($)
Byline Bancorp, Inc.	91,015	2,100,626
Cadence BanCorp	487,642	10,913,428
Camden National Corp.	58,733	2,796,865
Capitol Federal Financial, Inc.	505,290	6,538,453
Carter Bankshares, Inc. *	97,872	1,523,867
Cathay General Bancorp	292,915	12,208,697
CBTX, Inc.	71,727	2,123,119
Central Pacific Financial Corp.	110,956	3,074,591
CIT Group, Inc.	387,500	20,529,750
City Holding Co.	61,182	4,908,020
Columbia Banking System, Inc.	282,983	12,213,546
Columbia Financial, Inc. *	180,892	3,214,451
Community Bank System, Inc.	210,337	17,062,537
Community Trust Bancorp, Inc.	59,662	2,635,867
ConnectOne Bancorp, Inc.	135,995	3,765,702
CrossFirst Bankshares, Inc. *	182,885	2,690,238
Customers Bancorp, Inc. *	114,408	4,330,343
CVB Financial Corp.	499,998	11,089,956
Dime Community Bancshares, Inc.	136,227	4,728,439
Eagle Bancorp, Inc.	124,688	7,124,672
Eastern Bankshares, Inc.	733,469	16,429,706
Enterprise Financial Services Corp.	122,740	6,064,583
Equity Bancshares, Inc., Class A *	55,175	1,813,051
Essent Group Ltd.	442,489	21,168,674
F.N.B. Corp.	1,260,037	16,897,096
FB Financial Corp.	121,266	5,074,982
Federal Agricultural Mortgage Corp., Class C	33,944	3,443,958
Financial Institutions, Inc.	62,555	2,009,892
First BanCorp	855,510	10,941,973
First Bancorp (North Carolina)	112,272	4,981,509
First Bancshares, Inc.	82,185	3,209,324
First Busey Corp.	192,585	5,159,352
First Citizens BancShares, Inc., Class A	28,331	24,381,659
First Commonwealth Financial Corp.	378,384	5,732,518
First Community Bankshares, Inc.	62,540	1,948,746
First Financial Bancorp	381,482	9,716,347
First Financial Bankshares, Inc.	557,509	28,070,578
First Financial Corp.	49,284	2,236,508
First Foundation, Inc.	155,203	3,895,595
First Hawaiian, Inc.	513,510	14,460,442
First Horizon Corp.	2,180,860	41,589,000
First Interstate BancSystem, Inc., Class A	133,276	6,273,301
First Merchants Corp.	213,116	9,875,795
First Mid Bancshares, Inc.	60,907	2,673,817
First Midwest Bancorp, Inc.	449,701	9,412,242
Flagstar Bancorp, Inc.	185,442	8,493,244
Flushing Financial Corp.	119,797	2,799,656
Fulton Financial Corp.	636,575	11,031,845
German American Bancorp, Inc.	95,803	4,004,565
Glacier Bancorp, Inc.	374,270	21,801,228
Great Southern Bancorp, Inc.	42,099	2,378,173
Great Western Bancorp, Inc.	216,163	7,232,814
Hancock Whitney Corp.	340,048	16,835,777
Hanmi Financial Corp.	119,530	2,507,739

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Harborone Bancorp, Inc.	222,724	3,307,451
HBT Financial, Inc.	38,201	694,876
Heartland Financial USA, Inc.	153,184	7,620,904
Heritage Commerce Corp.	236,030	2,799,316
Heritage Financial Corp.	139,657	4,051,450
Hilltop Holdings, Inc.	253,775	9,427,741
Home BancShares, Inc.	595,431	16,290,992
HomeStreet, Inc.	84,741	3,815,040
HomeTrust Bancshares, Inc.	66,235	1,879,087
Hope Bancorp, Inc.	483,918	7,403,945
Horizon Bancorp, Inc.	150,574	2,785,619
Independent Bank Corp.	129,034	10,530,465
Independent Bank Group, Inc.	144,895	11,410,481
International Bancshares Corp.	218,138	10,121,603
Investors Bancorp, Inc.	883,650	13,148,712
Kearny Financial Corp.	294,202	3,856,988
Lakeland Bancorp, Inc.	199,152	3,785,880
Lakeland Financial Corp.	101,093	6,238,449
Live Oak Bancshares, Inc.	119,793	7,257,060
Luther Burbank Corp.	65,767	798,411
Mercantile Bank Corp.	63,654	2,056,024
Merchants Bancorp	62,601	2,688,713
Meridian Bancorp, Inc.	206,514	4,553,634
Meta Financial Group, Inc.	126,736	6,718,275
Metrocity Bankshares, Inc.	72,981	1,256,003
MGIC Investment Corp.	1,333,079	19,622,923
Midland States Bancorp, Inc.	78,892	2,197,931
Mr Cooper Group, Inc. *	276,533	9,565,276
National Bank Holdings Corp., Class A	119,253	4,722,419
NBT Bancorp, Inc.	170,884	6,662,767
Nicolet Bankshares, Inc. *	34,548	2,739,656
NMI Holdings, Inc., Class A *	333,925	8,077,646
Northfield Bancorp, Inc.	182,555	3,090,656
Northwest Bancshares, Inc.	497,500	7,044,600
OceanFirst Financial Corp.	233,109	5,154,040
Ocwen Financial Corp. *	31,377	1,028,852
OFG Bancorp	199,992	4,819,807
Old National Bancorp	651,431	12,409,761
Origin Bancorp, Inc.	85,852	3,790,366
Pacific Premier Bancorp, Inc.	370,678	17,040,068
PacWest Bancorp	457,347	20,658,364
Park National Corp.	55,682	7,044,887
Peapack-Gladstone Financial Corp.	62,182	2,065,686
PennyMac Financial Services, Inc.	154,522	9,674,622
Peoples Bancorp, Inc.	70,090	2,276,523
Peoples Financial Services Corp.	25,674	1,107,833
Pinnacle Financial Partners, Inc.	297,870	27,082,340
Popular, Inc.	330,325	26,957,823
Preferred Bank	53,419	3,647,984
Premier Financial Corp.	145,078	4,424,879
Prosperity Bancshares, Inc.	364,864	27,456,016
Provident Financial Services, Inc.	283,468	7,160,402
QCR Holdings, Inc.	58,496	2,796,694
Radian Group, Inc.	750,967	17,535,079
Red River Bancshares, Inc.	19,719	1,076,855
Renasant Corp.	220,239	9,738,969
Republic Bancorp, Inc., Class A	35,134	1,631,974
Rocket Cos., Inc., Class A (a)	453,183	8,025,871
S&T Bancorp, Inc.	154,623	5,246,358
Sandy Spring Bancorp, Inc.	184,588	8,575,958
Seacoast Banking Corp. of Florida *	216,639	8,030,808
ServisFirst Bancshares, Inc.	184,049	12,784,044
Simmons First National Corp., Class A	423,453	12,915,317
South State Corp.	278,403	24,724,970
Southside Bancshares, Inc.	121,057	5,186,082
Sterling Bancorp	757,572	20,181,718
Sterling Bancorp, Inc. *	52,605	253,030
Stock Yards Bancorp, Inc.	82,180	4,416,353
Synovus Financial Corp.	582,657	28,620,112
Security	Number of Shares	Value ($)
TCF Financial Corp.	599,553	28,478,768
Texas Capital Bancshares, Inc. *	197,781	13,623,155
TFS Financial Corp.	188,227	4,171,110
The Bancorp, Inc. *	203,789	4,939,845
The First of Long Island Corp.	87,881	1,977,323
Tompkins Financial Corp.	47,844	3,882,541
Towne Bank	253,615	8,123,288
TriCo Bancshares	105,176	5,043,189
TriState Capital Holdings, Inc. *	108,002	2,482,966
Triumph Bancorp, Inc. *	88,680	7,426,950
TrustCo Bank Corp.	75,985	2,973,277
Trustmark Corp.	248,403	8,333,921
UMB Financial Corp.	169,941	16,434,994
Umpqua Holdings Corp.	863,910	16,483,403
United Bankshares, Inc.	507,575	20,907,014
United Community Banks, Inc.	343,055	11,862,842
Univest Financial Corp.	115,375	3,364,335
UWM Holdings Corp. (a)	208,615	1,854,587
Valley National Bancorp	1,590,830	22,780,686
Veritex Holdings, Inc.	194,310	6,826,110
Walker & Dunlop, Inc.	114,881	11,665,017
Washington Federal, Inc.	289,997	9,668,500
Washington Trust Bancorp, Inc.	66,998	3,684,220
Waterstone Financial, Inc.	81,758	1,617,173
Webster Financial Corp.	355,249	20,135,513
WesBanco, Inc.	263,401	10,251,567
Westamerica BanCorp	104,962	6,584,266
Western Alliance Bancorp	405,770	40,581,058
Wintrust Financial Corp.	224,111	18,023,007
WSFS Financial Corp.	186,103	9,902,541
		1,522,080,322

Capital Goods 11.2%
AAON, Inc.	159,898	10,593,243
AAR Corp. *	130,615	5,453,176
Advanced Drainage Systems, Inc.	194,763	22,090,019
Advent Technologies Holdings, Inc. *(a)	134,412	1,416,702
AECOM *	579,642	37,682,526
Aerojet Rocketdyne Holdings, Inc.	283,670	13,743,812
AeroVironment, Inc. *	87,800	9,625,514
Air Lease Corp.	419,925	19,761,671
Alamo Group, Inc.	38,935	6,002,998
Albany International Corp., Class A	120,388	10,756,668
Altra Industrial Motion Corp.	238,677	15,678,692
Ameresco, Inc., Class A *	82,543	4,437,512
American Woodmark Corp. *	66,755	5,802,345
API Group Corp. *	594,003	12,563,163
Apogee Enterprises, Inc.	101,207	3,846,878
Applied Industrial Technologies, Inc.	151,962	14,886,198
Arcosa, Inc.	188,832	11,990,832
Argan, Inc.	57,831	2,839,502
Armstrong World Industries, Inc.	187,654	19,957,003
Array Technologies, Inc. *	428,792	6,989,310
Astec Industries, Inc.	88,662	6,076,007
Astronics Corp. *	94,946	1,610,284
Atkore, Inc. *	182,528	14,091,162
Axon Enterprise, Inc. *	249,907	35,134,425
AZEK Co., Inc. *	551,998	24,028,473
AZZ, Inc.	99,778	5,337,125
Babcock & Wilcox Enterprises, Inc. *	251,251	2,165,784
Barnes Group, Inc.	182,445	9,746,212
Beacon Roofing Supply, Inc. *	214,413	12,144,352
Bloom Energy Corp., Class A *	473,390	11,441,836
Boise Cascade Co.	153,468	10,127,353
Builders FirstSource, Inc. *	810,172	36,085,061
BWX Technologies, Inc.	372,344	23,286,394
CAI International, Inc.	62,571	2,685,547
Chart Industries, Inc. *	139,626	20,377,018

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
CIRCOR International, Inc. *	78,677	2,960,616
Colfax Corp. *	452,759	20,011,948
Columbus McKinnon Corp.	108,349	5,493,294
Comfort Systems USA, Inc.	141,582	11,737,148
Construction Partners, Inc., Class A *	133,687	4,306,058
Cornerstone Building Brands, Inc. *	166,415	2,822,398
Crane Co.	194,140	18,538,429
CSW Industrials, Inc.	53,968	6,574,382
Curtiss-Wright Corp.	160,462	20,109,098
Desktop Metal, Inc., Class A *(a)	455,075	6,011,541
Douglas Dynamics, Inc.	88,874	3,897,125
DXP Enterprises, Inc. *	63,675	1,966,921
Dycom Industries, Inc. *	119,851	8,979,237
EMCOR Group, Inc.	214,728	27,079,348
Encore Wire Corp.	80,875	6,647,925
Energy Recovery, Inc. *	157,173	2,987,859
Enerpac Tool Group Corp.	235,164	6,443,494
EnerSys	167,360	15,772,006
EnPro Industries, Inc.	80,622	7,416,418
Eos Energy Enterprises, Inc. *(a)	128,941	2,614,924
ESCO Technologies, Inc.	101,732	9,627,917
Evoqua Water Technologies Corp. *	468,492	14,579,471
Federal Signal Corp.	237,082	10,071,243
Flowserve Corp.	511,682	21,690,200
Fluor Corp. *	490,528	9,074,768
Franklin Electric Co., Inc.	150,644	12,637,525
FuelCell Energy, Inc. *	1,265,496	12,427,171
Gates Industrial Corp. plc *	260,220	4,725,595
GATX Corp.	137,313	13,547,301
Gibraltar Industries, Inc. *	127,443	10,125,346
GMS, Inc. *	167,841	7,685,439
GrafTech International Ltd.	628,546	8,347,091
Graham Corp.	41,152	604,523
Granite Construction, Inc.	179,382	7,239,858
Great Lakes Dredge & Dock Corp. *	255,763	3,736,697
Griffon Corp.	176,855	4,649,518
H&E Equipment Services, Inc.	125,263	4,684,836
Helios Technologies, Inc.	119,902	8,519,037
Herc Holdings, Inc. *	96,788	11,132,556
Hexcel Corp. *	327,483	19,472,139
Hillenbrand, Inc.	294,475	13,428,060
Hydrofarm Holdings Group, Inc. *	53,225	3,315,385
Hyliion Holdings Corp. *(a)	384,154	4,037,459
Hyster-Yale Materials Handling, Inc.	37,830	2,859,570
IES Holdings, Inc. *	80,761	4,285,179
Insteel Industries, Inc.	76,181	2,663,288
ITT, Inc.	339,668	31,894,825
JELD-WEN Holding, Inc. *	329,596	9,231,984
John Bean Technologies Corp.	124,264	17,897,744
Kadant, Inc.	45,199	7,594,336
Kaman Corp.	108,804	5,855,831
Kennametal, Inc.	327,246	12,274,997
Kratos Defense & Security Solutions, Inc. *	483,356	12,088,734
L.B. Foster Co., Class A *	38,001	683,638
Lindsay Corp.	42,634	7,018,835
Lydall, Inc. *	66,411	2,416,032
Masonite International Corp. *	95,606	11,429,697
MasTec, Inc. *	221,275	25,740,921
Matrix Service Co. *	101,445	1,105,751
Maxar Technologies, Inc.	280,269	8,716,366
McGrath RentCorp	94,506	8,101,999
Mercury Systems, Inc. *	219,622	14,374,260
Meritor, Inc. *	284,125	7,387,250
Moog, Inc., Class A	114,982	10,371,376
MRC Global, Inc. *	225,504	2,421,913
MSC Industrial Direct Co., Inc., Class A	183,583	17,330,235
Mueller Industries, Inc.	223,685	10,385,695
Mueller Water Products, Inc., Class A	620,588	8,979,908
Security	Number of Shares	Value ($)
MYR Group, Inc. *	66,025	5,746,816
National Presto Industries, Inc.	20,076	2,036,108
Navistar International Corp. *	196,012	8,669,611
NN, Inc. *	163,387	1,227,036
NOW, Inc. *	432,118	4,524,275
NV5 Global, Inc. *	42,862	3,914,586
nVent Electric plc	660,586	21,495,468
Omega Flex, Inc.	11,542	1,697,251
Oshkosh Corp.	268,009	35,227,103
PAE, Inc. *	242,327	1,967,695
Park Aerospace Corp.	75,333	1,161,635
Park-Ohio Holdings Corp.	31,703	1,169,524
Parsons Corp. *	91,804	3,636,356
PGT Innovations, Inc. *	232,927	5,627,516
Plug Power, Inc. *	1,971,641	60,529,379
Powell Industries, Inc.	35,459	1,218,371
Preformed Line Products Co.	10,261	763,624
Primoris Services Corp.	197,414	6,275,791
Proto Labs, Inc. *	108,019	9,655,818
Quanex Building Products Corp.	132,082	3,517,344
Raven Industries, Inc.	141,003	6,222,462
RBC Bearings, Inc. *	98,727	19,329,759
Regal Beloit Corp.	159,483	22,683,267
Resideo Technologies, Inc. *	562,568	16,820,783
REV Group, Inc. *	103,775	1,942,668
Rexnord Corp.	469,415	23,456,668
Romeo Power, Inc. *(a)	335,261	2,843,013
Rush Enterprises, Inc., Class A	166,810	7,973,518
Rush Enterprises, Inc., Class B	28,567	1,238,665
Shoals Technologies Group, Inc., Class A *	310,322	8,564,887
Shyft Group, Inc.	125,874	4,906,569
Simpson Manufacturing Co., Inc.	169,650	19,055,088
SiteOne Landscape Supply, Inc. *	173,467	29,843,263
Spirit AeroSystems Holdings, Inc., Class A	413,103	20,328,799
SPX Corp. *	176,754	11,070,103
SPX FLOW, Inc.	164,688	11,302,537
Standex International Corp.	48,686	4,851,073
Sunrun, Inc. *	627,368	28,055,897
Systemax, Inc.	61,728	2,118,505
Tennant Co.	72,048	5,961,252
Terex Corp.	273,152	14,304,970
The Gorman-Rupp Co.	74,160	2,668,277
The Greenbrier Cos., Inc.	128,993	5,728,579
The Manitowoc Co., Inc. *	135,462	3,497,629
The Timken Co.	267,561	23,665,770
Thermon Group Holdings, Inc. *	130,573	2,275,887
Titan International, Inc. *	198,010	1,839,513
Titan Machinery, Inc. *	75,293	2,309,989
TPI Composites, Inc. *	127,505	6,158,492
TriMas Corp. *	169,866	5,507,056
Trinity Industries, Inc.	321,846	8,940,882
Triton International Ltd.	261,070	14,163,048
Triumph Group, Inc. *	206,341	3,965,874
Tutor Perini Corp. *	160,526	2,484,942
UFP Industries, Inc.	239,596	19,052,674
Univar Solutions, Inc. *	665,343	18,024,142
Valmont Industries, Inc.	83,293	20,656,664
Veritiv Corp. *	49,453	3,037,403
Vertiv Holdings Co.	965,684	23,968,277
Vicor Corp. *	83,198	7,494,476
Virgin Galactic Holdings, Inc. *(a)	510,078	15,929,736
Wabash National Corp.	202,587	3,231,263
Watts Water Technologies, Inc., Class A	108,027	14,680,869
Welbilt, Inc. *	504,692	12,470,939

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
WESCO International, Inc. *	173,041	18,440,979
WillScot Mobile Mini Holdings Corp. *	728,395	21,123,455
		1,795,546,333

Commercial & Professional Services 3.2%
ABM Industries, Inc.	263,084	13,125,261
Acacia Research Corp. *	191,702	1,025,606
ACCO Brands Corp.	373,943	3,406,621
ASGN, Inc. *	207,773	21,419,319
Barrett Business Services, Inc.	29,616	2,205,504
Brady Corp., Class A	189,810	10,862,826
BrightView Holdings, Inc. *	119,406	2,071,694
CACI International, Inc., Class A *	99,123	25,272,400
Casella Waste Systems, Inc., Class A *	185,903	12,535,439
CBIZ, Inc. *	209,940	6,972,107
Cimpress plc *	76,318	7,579,141
Clean Harbors, Inc. *	197,799	18,415,087
CoreCivic, Inc. *	465,470	3,644,630
CoreLogic, Inc.	286,914	22,809,663
Covanta Holding Corp.	461,333	6,832,342
Deluxe Corp.	164,631	7,500,588
Driven Brands Holdings, Inc. *	123,829	3,667,815
Ennis, Inc.	102,337	2,144,984
Exponent, Inc.	203,125	18,531,094
Forrester Research, Inc. *	42,524	1,824,705
Franklin Covey Co. *	38,762	1,201,622
FTI Consulting, Inc. *	134,506	18,501,300
GP Strategies Corp. *	50,417	891,877
Harsco Corp. *	309,950	6,949,079
Healthcare Services Group, Inc.	292,636	8,776,154
Heidrick & Struggles International, Inc.	76,058	3,273,536
Heritage-Crystal Clean, Inc. *	59,399	1,829,489
Herman Miller, Inc.	230,943	11,039,075
HNI Corp.	168,477	7,685,921
Huron Consulting Group, Inc. *	89,670	4,905,846
ICF International, Inc.	66,976	5,887,190
Insperity, Inc.	138,934	12,808,325
Interface, Inc.	230,795	3,771,190
KAR Auction Services, Inc. *	507,443	9,103,527
KBR, Inc.	552,331	22,501,965
Kelly Services, Inc., Class A *	131,204	3,368,007
Kforce, Inc.	76,289	4,784,083
Kimball International, Inc., Class B	142,828	1,902,469
Knoll, Inc.	181,126	4,709,276
Korn Ferry	211,386	13,826,758
ManTech International Corp., Class A	106,843	9,296,409
Matthews International Corp., Class A	124,744	4,873,748
Mistras Group, Inc. *	67,682	704,570
MSA Safety, Inc.	142,577	23,961,491
NL Industries, Inc.	37,689	272,868
Pitney Bowes, Inc.	682,556	5,719,819
Quad/Graphics, Inc. *	128,512	425,375
Resources Connection, Inc.	118,324	1,725,164
Science Applications International Corp.	228,372	20,521,508
SP Plus Corp. *	90,771	2,967,304
Steelcase, Inc., Class A	348,233	5,038,932
Team, Inc. *	116,574	990,879
Tetra Tech, Inc.	212,577	25,396,574
The Brink's Co.	193,672	14,604,806
TriNet Group, Inc. *	155,703	11,730,664
TrueBlue, Inc. *	139,385	3,781,515
UniFirst Corp.	59,877	13,273,533
Upwork, Inc. *	356,939	16,801,119
US Ecology, Inc. *	122,570	4,857,449
Viad Corp. *	80,494	3,553,005
Security	Number of Shares	Value ($)
Vidler Water Resouces, Inc. *	76,778	806,169
VSE Corp.	39,434	1,875,875
		512,742,291

Consumer Durables & Apparel 4.3%
Acushnet Holdings Corp.	134,182	7,138,482
American Outdoor Brands, Inc. *	55,507	1,777,889
AMMO, Inc. *(a)	205,760	1,411,514
Beazer Homes USA, Inc. *	116,339	2,770,032
Brunswick Corp.	304,622	31,141,507
Callaway Golf Co. *	370,757	13,688,348
Capri Holdings Ltd. *	591,777	33,559,674
Carter's, Inc.	173,374	17,725,758
Casper Sleep, Inc. *	100,140	914,278
Cavco Industries, Inc. *	33,447	7,400,818
Century Communities, Inc. *	113,747	9,256,731
Columbia Sportswear Co.	120,119	12,339,825
Crocs, Inc. *	256,554	25,973,527
Deckers Outdoor Corp. *	110,574	37,090,943
Dream Finders Homes, Inc., Class A *	38,948	1,237,378
Ethan Allen Interiors, Inc.	85,197	2,459,637
Fossil Group, Inc. *	182,212	2,572,833
G-III Apparel Group Ltd. *	171,167	5,655,358
GoPro, Inc., Class A *	483,099	5,420,371
Green Brick Partners, Inc. *	190,851	4,454,462
Helen of Troy Ltd. *	95,670	20,136,622
Installed Building Products, Inc.	88,125	10,451,625
iRobot Corp. *	110,665	10,811,970
Johnson Outdoors, Inc., Class A	28,257	3,452,723
KB Home	348,165	16,297,604
Kontoor Brands, Inc.	184,094	11,785,698
La-Z-Boy, Inc.	181,266	7,473,597
Legacy Housing Corp. *	33,133	630,852
Levi Strauss & Co., Class A	302,428	8,092,973
LGI Homes, Inc. *	86,054	15,559,424
M.D.C Holdings, Inc.	217,182	12,585,697
M/I Homes, Inc. *	113,835	8,027,644
Malibu Boats, Inc., Class A *	81,322	6,377,271
Marine Products Corp.	117,590	1,909,662
Mattel, Inc. *	1,364,049	28,931,479
Meritage Homes Corp. *	146,889	15,815,539
Movado Group, Inc.	65,128	1,805,999
Oxford Industries, Inc.	66,330	6,351,097
Purple Innovation, Inc. *	231,180	6,593,254
PVH Corp. *	278,608	31,989,771
Ralph Lauren Corp. *	189,096	23,463,032
Skechers U.S.A., Inc., Class A *	535,896	25,455,060
Skyline Champion Corp. *	204,071	10,336,196
Smith & Wesson Brands, Inc.	207,167	4,404,370
Sonos, Inc. *	370,154	13,695,698
Steven Madden Ltd.	302,778	12,535,009
Sturm Ruger & Co., Inc.	69,136	5,457,596
Taylor Morrison Home Corp., Class A *	507,501	15,032,180
Tempur Sealy International, Inc.	748,385	28,812,822
TopBuild Corp. *	129,410	25,629,650
Tri Pointe Homes, Inc. *	466,512	11,252,269
Tupperware Brands Corp. *	193,715	4,966,853
Unifi, Inc. *	57,606	1,585,893
Universal Electronics, Inc. *	54,296	2,718,058
Vera Bradley, Inc. *	86,789	996,338
Vista Outdoor, Inc. *	228,456	9,958,397
Wolverine World Wide, Inc.	323,615	11,799,003
YETI Holdings, Inc. *	293,951	25,750,108
		682,918,398

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Consumer Services 4.3%
2U, Inc. *	290,232	10,570,249
Accel Entertainment, Inc. *	213,721	2,804,020
Adtalem Global Education, Inc. *	196,565	7,151,035
American Public Education, Inc. *	72,361	2,026,108
Bally's Corp. *	113,703	6,598,185
Biglari Holdings, Inc., Class A *	236	193,459
Biglari Holdings, Inc., Class B *	3,665	587,023
BJ's Restaurants, Inc. *	91,283	5,046,124
Bloomin' Brands, Inc. *	314,362	9,289,397
Bluegreen Vacations Holding Corp. *	60,403	1,267,859
Boyd Gaming Corp. *	315,896	20,340,543
Brinker International, Inc. *	178,374	10,961,082
Caesars Entertainment, Inc. *	817,005	87,787,187
Carriage Services, Inc.	63,735	2,444,875
Carrols Restaurant Group, Inc. *	134,852	796,975
Choice Hotels International, Inc. *	113,558	13,730,298
Churchill Downs, Inc.	135,686	27,073,428
Chuy's Holdings, Inc. *	76,616	3,175,733
Cracker Barrel Old Country Store, Inc.	93,414	14,733,256
Dave & Buster's Entertainment, Inc. *	186,542	7,886,996
Denny's Corp. *	251,442	4,420,350
Diamond Resorts International, Inc. - Escrow *(b)	20,946	5,325
Dine Brands Global, Inc. *	65,023	6,173,934
El Pollo Loco Holdings, Inc. *	75,631	1,275,139
Everi Holdings, Inc. *	337,889	7,004,439
Extended Stay America, Inc.	626,751	12,353,262
Fiesta Restaurant Group, Inc. *	70,588	959,291
frontdoor, Inc. *	335,882	18,036,863
Golden Entertainment, Inc. *	73,464	3,132,505
Golden Nugget Online Gaming, Inc. *(a)	126,545	1,665,332
Graham Holdings Co., Class B	15,782	10,456,206
Grand Canyon Education, Inc. *	183,350	16,673,849
H&R Block, Inc.	718,865	17,842,229
Hilton Grand Vacations, Inc. *	333,974	15,272,631
Houghton Mifflin Harcourt Co. *	493,969	4,910,052
Hyatt Hotels Corp., Class A *	141,321	11,034,344
Jack in the Box, Inc.	89,375	10,153,000
Laureate Education, Inc., Class A *	379,284	5,541,339
Lindblad Expeditions Holdings, Inc. *	118,338	2,014,113
Marriott Vacations Worldwide Corp. *	161,421	27,811,224
Monarch Casino & Resort, Inc. *	50,820	3,626,515
Noodles & Co. *	118,191	1,522,300
OneSpaWorld Holdings Ltd. *	199,633	2,237,886
Papa John's International, Inc.	128,891	12,109,310
Penn National Gaming, Inc. *	583,431	47,823,839
Perdoceo Education Corp. *	275,385	3,356,943
Planet Fitness, Inc., Class A *	324,715	25,577,801
Playa Hotels & Resorts N.V. *	363,695	2,658,610
PlayAGS, Inc. *	140,804	1,433,385
Red Rock Resorts, Inc., Class A *	256,512	11,478,912
Regis Corp. *	97,689	892,878
Rush Street Interactive, Inc. *	174,227	2,162,157
Ruth's Hospitality Group, Inc. *	125,061	3,018,973
Scientific Games Corp., Class A *	221,347	16,056,511
SeaWorld Entertainment, Inc. *	199,839	10,877,237
Shake Shack, Inc., Class A *	141,987	13,343,938
Six Flags Entertainment Corp. *	297,408	13,511,245
Strategic Education, Inc.	95,576	6,770,604
Stride, Inc. *	164,798	4,429,770
Target Hospitality Corp. *	105,546	406,352
Texas Roadhouse, Inc.	256,505	25,832,619
The Cheesecake Factory, Inc. *	165,113	9,711,947
The Wendy's Co.	701,678	16,292,963
Travel & Leisure Co.	337,544	21,990,992
Vivint Smart Home, Inc. *	173,040	2,406,986
Security	Number of Shares	Value ($)
Wingstop, Inc.	116,705	16,651,469
WW International, Inc. *	186,269	7,320,372
		694,701,773

Diversified Financials 4.6%
Affiliated Managers Group, Inc.	166,999	27,387,836
Alerus Financial Corp.	56,141	1,849,846
Apollo Commercial Real Estate Finance, Inc.	503,444	7,878,899
Arbor Realty Trust, Inc.	451,282	8,231,384
Ares Management Corp., Class A	423,807	23,385,670
ARMOUR Residential REIT, Inc.	256,979	3,081,178
Artisan Partners Asset Management, Inc., Class A	241,056	12,313,140
Assetmark Financial Holdings, Inc. *	66,939	1,744,430
B. Riley Financial, Inc.	68,823	5,068,126
BGC Partners, Inc., Class A	1,267,642	7,479,088
Blackstone Mortgage Trust, Inc., Class A	576,628	18,469,395
Blucora, Inc. *	189,939	3,293,542
Brightsphere Investment Group, Inc.	234,552	5,223,473
Broadmark Realty Capital, Inc.	490,277	5,044,950
Cannae Holdings, Inc. *	337,910	12,114,073
Capstead Mortgage Corp.	378,555	2,441,680
Chimera Investment Corp.	908,777	12,841,019
Cohen & Steers, Inc.	92,403	6,757,431
Colony Credit Real Estate, Inc.	316,086	2,987,013
Cowen, Inc., Class A	105,205	4,137,713
Curo Group Holdings Corp.	67,314	1,111,354
Diamond Hill Investment Group, Inc.	11,265	1,975,994
Donnelley Financial Solutions, Inc. *	117,647	3,507,057
Dynex Capital, Inc.	104,481	2,042,604
Ellington Financial, Inc.	170,248	3,214,282
Encore Capital Group, Inc. *	123,426	5,713,389
Enova International, Inc. *	142,099	5,381,289
Evercore, Inc., Class A	164,779	24,034,665
EZCORP, Inc., Class A *	210,938	1,550,394
Federated Hermes, Inc.	370,276	11,774,777
FirstCash, Inc.	160,582	12,801,597
Focus Financial Partners, Inc., Class A *	157,030	7,959,851
Granite Point Mortgage Trust, Inc.	217,233	3,123,811
Green Dot Corp., Class A *	211,468	8,583,486
Greenhill & Co., Inc.	57,488	1,000,866
Hamilton Lane, Inc., Class A	126,404	11,423,129
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	305,827	15,049,747
Houlihan Lokey, Inc.	202,456	15,161,930
Interactive Brokers Group, Inc., Class A	316,818	21,309,179
Invesco Mortgage Capital, Inc. (a)	897,933	3,052,972
Janus Henderson Group plc	668,766	25,754,179
KKR Real Estate Finance Trust, Inc.	107,783	2,304,401
Ladder Capital Corp., Class A	498,418	5,831,491
Lazard Ltd., Class A	442,231	20,864,459
LendingClub Corp. *	324,319	4,955,594
LendingTree, Inc. *	42,634	8,750,628
LPL Financial Holdings, Inc.	312,598	46,226,992
MFA Financial, Inc.	1,771,740	7,742,504
Moelis & Co., Class A	227,157	12,196,059
Navient Corp.	722,929	13,207,913
Nelnet, Inc., Class A	82,462	6,227,530
New Residential Investment Corp.	1,800,746	19,051,893
New York Mortgage Trust, Inc.	1,486,040	6,716,901
OneMain Holdings, Inc.	358,225	20,719,734
Open Lending Corp., Class A *	387,196	14,938,022
Oportun Financial Corp. *	70,535	1,345,808
PennyMac Mortgage Investment Trust	383,099	7,508,740
Piper Sandler Cos.	54,132	6,899,665
PJT Partners, Inc., Class A	93,621	6,817,481
PRA Group, Inc. *	178,952	6,966,601

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
PROG Holdings, Inc.	264,915	13,966,319
Ready Capital Corp.	228,760	3,481,727
Redwood Trust, Inc.	441,678	4,915,876
Safeguard Scientifics, Inc. *	81,284	568,175
SLM Corp.	1,314,051	26,609,533
StepStone Group, Inc., Class A	107,275	3,400,617
Stifel Financial Corp.	411,250	28,491,400
StoneX Group, Inc. *	64,413	4,360,760
TPG RE Finance Trust, Inc.	236,400	3,082,656
Tradeweb Markets, Inc., Class A	398,436	33,380,968
Two Harbors Investment Corp.	1,071,951	7,707,328
Upstart Holdings, Inc. *(a)	48,564	7,198,156
Virtu Financial, Inc., Class A	315,606	9,610,203
Virtus Investment Partners, Inc.	27,922	7,852,504
Western Asset Mortgage Capital Corp.	241,044	797,856
WisdomTree Investments, Inc.	442,718	2,966,211
World Acceptance Corp. *	15,709	2,523,022
		737,442,165

Energy 2.9%
Antero Midstream Corp.	1,120,890	10,760,544
Antero Resources Corp. *	1,085,951	14,019,627
Arch Resources, Inc. *	59,684	3,406,166
Archrock, Inc.	500,121	4,601,113
Berry Corp.	258,335	1,643,011
Bonanza Creek Energy, Inc. *	74,536	3,202,067
Brigham Minerals, Inc., Class A	144,746	2,625,692
Bristow Group, Inc. *	91,259	2,489,546
Cactus, Inc., Class A	209,648	7,346,066
Callon Petroleum Co. *	181,124	6,967,840
Centennial Resource Development, Inc., Class A *	723,868	3,829,262
ChampionX Corp. *	730,027	19,345,716
Cimarex Energy Co.	402,458	27,266,529
Clean Energy Fuels Corp. *	447,435	3,543,685
CNX Resources Corp. *	861,481	11,733,371
Comstock Resources, Inc. *	222,804	1,254,387
CONSOL Energy, Inc. *	118,667	1,820,352
Core Laboratories N.V.	175,422	7,332,640
CVR Energy, Inc.	114,355	2,372,866
Delek US Holdings, Inc.	243,672	5,431,449
Denbury, Inc. *	196,041	13,138,668
DMC Global, Inc. *	59,954	3,175,763
Dorian LPG Ltd. *	108,871	1,547,057
Dril-Quip, Inc. *	139,004	4,660,804
EQT Corp. *	1,097,048	22,906,362
Equitrans Midstream Corp.	1,596,463	13,154,855
Exterran Corp. *	100,636	475,002
Falcon Minerals Corp.	149,143	695,006
Frank's International N.V. *	475,737	1,598,476
Green Plains, Inc. *	165,515	5,278,273
Helix Energy Solutions Group, Inc. *	557,860	2,917,608
Helmerich & Payne, Inc.	422,506	11,935,795
International Seaways, Inc.	110,222	2,208,849
Kosmos Energy Ltd. *	1,606,126	5,107,481
Laredo Petroleum, Inc. *	34,995	1,965,319
Liberty Oilfield Services, Inc., Class A *	314,960	4,711,802
Magnolia Oil & Gas Corp., Class A *	530,889	6,859,086
Matador Resources Co.	430,422	13,188,130
Murphy Oil Corp.	566,293	12,282,895
Nabors Industries Ltd. *	25,205	2,359,692
NACCO Industries, Inc., Class A	15,594	399,050
New Fortress Energy, Inc.	68,683	2,891,554
Newpark Resources, Inc. *	362,094	1,209,394
NextDecade Corp. *	441,154	851,427
NexTier Oilfield Solutions, Inc. *	636,210	2,703,893
Northern Oil and Gas, Inc. *	180,413	3,285,321
Oasis Petroleum, Inc.	78,631	6,967,493
Security	Number of Shares	Value ($)
Oceaneering International, Inc. *	390,775	5,576,359
Oil States International, Inc. *	237,628	1,527,948
Overseas Shipholding Group, Inc., Class A *	290,446	670,930
Ovintiv, Inc.	1,021,756	27,209,362
Par Pacific Holdings, Inc. *	157,521	2,192,692
Patterson-UTI Energy, Inc.	738,310	6,179,655
PBF Energy, Inc., Class A *	377,657	6,095,384
PDC Energy, Inc. *	390,768	16,498,225
Peabody Energy Corp. *	274,073	1,817,104
Penn Virginia Corp. *	57,789	1,114,172
ProPetro Holding Corp. *	320,202	3,182,808
Range Resources Corp. *	1,014,350	13,754,586
Renewable Energy Group, Inc. *	173,909	10,620,623
REX American Resources Corp. *	20,788	1,996,272
RPC, Inc. *	229,434	1,126,521
Select Energy Services, Inc., Class A *	240,180	1,364,222
SM Energy Co.	417,923	8,316,668
Southwestern Energy Co. *	2,539,831	13,130,926
Talos Energy, Inc. *	123,298	1,748,366
TechnipFMC plc *	1,660,100	14,260,259
Tellurian, Inc. *	827,309	3,607,067
Tidewater, Inc. *	157,205	2,163,141
Transocean Ltd. *	2,269,158	8,577,417
US Silica Holdings, Inc. *	291,055	2,986,224
W&T Offshore, Inc. *	358,891	1,342,252
Whiting Petroleum Corp. *	152,624	6,988,653
World Fuel Services Corp.	247,038	7,591,478
		461,106,298

Food & Staples Retailing 0.9%
Albertsons Cos., Inc., Class A (a)	181,165	3,476,556
BJ's Wholesale Club Holdings, Inc. *	539,719	24,174,014
Casey's General Stores, Inc.	144,743	31,965,044
Grocery Outlet Holding Corp. *	339,949	11,582,062
Ingles Markets, Inc., Class A	55,877	3,461,021
Natural Grocers by Vitamin Cottage, Inc.	51,149	613,277
Performance Food Group Co. *	524,160	26,276,141
PriceSmart, Inc.	91,543	8,083,247
Rite Aid Corp. *	214,820	3,924,761
SpartanNash Co.	141,965	2,977,006
Sprouts Farmers Market, Inc. *	463,019	12,316,305
The Andersons, Inc.	121,059	3,762,514
The Chefs' Warehouse, Inc. *	124,768	3,837,864
United Natural Foods, Inc. *	219,739	8,341,292
Village Super Market, Inc., Class A	33,014	795,968
Weis Markets, Inc.	64,745	3,294,226
		148,881,298

Food, Beverage & Tobacco 1.6%
Alico, Inc.	17,669	565,408
AppHarvest, Inc. *(a)	232,396	3,869,393
B&G Foods, Inc. (a)	253,597	7,760,068
Cal-Maine Foods, Inc.	145,492	5,079,126
Calavo Growers, Inc.	65,551	4,667,231
Celsius Holdings, Inc. *	104,996	6,881,438
Coca-Cola Consolidated, Inc.	18,245	7,387,765
Darling Ingredients, Inc. *	637,159	43,619,905
Flowers Foods, Inc.	771,687	18,589,940
Fresh Del Monte Produce, Inc.	119,187	3,989,189
Freshpet, Inc. *	169,106	29,901,323
Hostess Brands, Inc. *	508,722	7,976,761
J&J Snack Foods Corp.	58,680	10,303,035
John B Sanfilippo & Son, Inc.	34,841	3,251,014
Laird Superfood, Inc. *(a)	10,990	359,153
Lancaster Colony Corp.	76,772	14,331,029
Landec Corp. *	103,124	1,234,394

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Limoneira Co.	57,946	1,088,805
MGP Ingredients, Inc.	51,902	3,617,050
Mission Produce, Inc. *	31,927	648,437
National Beverage Corp.	90,752	4,531,247
Pilgrim's Pride Corp. *	189,405	4,553,296
Sanderson Farms, Inc.	77,918	12,681,155
Seaboard Corp.	991	3,632,015
Seneca Foods Corp., Class A *	29,545	1,366,161
Simply Good Foods Co. *	329,709	11,384,852
Tattooed Chef, Inc. *(a)	111,349	2,369,507
The Hain Celestial Group, Inc. *	321,537	13,105,848
Tootsie Roll Industries, Inc.	70,347	2,201,158
TreeHouse Foods, Inc. *	218,928	10,663,983
Turning Point Brands, Inc.	46,858	2,004,117
Universal Corp.	96,532	5,409,653
Utz Brands, Inc.	197,777	4,568,649
Vector Group Ltd.	502,720	6,912,400
Vital Farms, Inc. *	60,601	1,290,195
		261,794,700

Health Care Equipment & Services 6.7%
1Life Healthcare, Inc. *	299,941	11,097,817
Acadia Healthcare Co., Inc. *	349,475	22,492,211
Accelerate Diagnostics, Inc. *(a)	123,149	934,701
Accolade, Inc. *	60,871	3,073,377
Accuray, Inc. *	367,617	1,566,048
Acutus Medical, Inc. *	41,071	668,225
AdaptHealth Corp. *	296,932	7,776,649
Addus HomeCare Corp. *	58,892	5,663,644
Allscripts Healthcare Solutions, Inc. *	548,034	9,530,311
Amedisys, Inc. *	128,714	33,255,836
American Well Corp., Class A *	217,695	2,710,303
AMN Healthcare Services, Inc. *	184,600	16,374,020
AngioDynamics, Inc. *	149,214	3,449,828
Apollo Medical Holdings, Inc. *	51,902	1,810,342
Apria, Inc. *	28,778	876,290
AtriCure, Inc. *	178,384	13,330,636
Atrion Corp.	5,527	3,432,267
Avanos Medical, Inc. *	187,546	7,520,595
AxoGen, Inc. *	137,876	2,798,883
Axonics, Inc. *	134,013	7,731,210
Biodesix, Inc. *	15,072	217,790
BioLife Solutions, Inc. *	100,370	3,343,325
Bioventus, Inc., Class A *	31,956	568,178
Brookdale Senior Living, Inc. *	722,552	4,870,000
Cantel Medical Corp. *	147,076	11,961,691
Cardiovascular Systems, Inc. *	158,180	6,199,074
Castle Biosciences, Inc. *	73,001	4,374,950
Castlight Health, Inc., Class B *	338,533	616,130
Certara, Inc. *	155,483	4,090,758
Cerus Corp. *	661,334	3,829,124
Change Healthcare, Inc. *	896,352	21,010,491
Clover Health Investments Corp. *(a)	418,815	3,199,747
Community Health Systems, Inc. *	478,252	6,824,656
Computer Programs & Systems, Inc.	48,573	1,572,308
CONMED Corp.	113,193	15,585,544
CorVel Corp. *	35,924	4,476,130
Covetrus, Inc. *	389,135	10,794,605
CryoLife, Inc. *	151,549	4,366,127
CryoPort, Inc. *	178,402	9,976,240
Eargo, Inc. *	40,527	1,378,728
Envista Holdings Corp. *	627,266	27,373,888
Evolent Health, Inc., Class A *	308,078	5,985,955
Fulgent Genetics, Inc. *(a)	69,354	5,137,051
Glaukos Corp. *	179,541	13,210,627
Globus Medical, Inc., Class A *	302,845	21,823,011
GoodRx Holdings, Inc., Class A *(a)	155,629	5,775,392
Hanger, Inc. *	149,601	3,864,194
Security	Number of Shares	Value ($)
Health Catalyst, Inc. *	129,640	6,960,372
HealthEquity, Inc. *	325,130	27,024,806
HealthStream, Inc. *	99,579	2,606,978
Heska Corp. *	38,787	7,685,644
Hims & Hers Health, Inc. *(a)	254,111	3,661,739
ICU Medical, Inc. *	77,302	16,083,454
Inari Medical, Inc. *	32,444	2,821,006
Inogen, Inc. *	72,435	4,477,207
Inovalon Holdings, Inc., Class A *	301,431	9,452,876
Inspire Medical Systems, Inc. *	106,156	20,626,111
Integer Holdings Corp. *	128,855	11,657,512
Integra LifeSciences Holdings Corp. *	277,814	19,183,057
Intersect ENT, Inc. *	128,495	2,267,937
Invacare Corp. *	137,161	1,097,288
iRhythm Technologies, Inc. *	114,108	8,610,590
Lantheus Holdings, Inc. *	263,466	6,389,050
LeMaitre Vascular, Inc.	65,724	3,365,726
LHC Group, Inc. *	123,867	24,383,219
LivaNova plc *	190,398	15,905,849
Lucira Health, Inc. *(a)	35,770	176,704
Magellan Health, Inc. *	91,075	8,578,354
MEDNAX, Inc. *	335,215	10,720,176
Meridian Bioscience, Inc. *	170,443	3,538,397
Merit Medical Systems, Inc. *	191,689	11,566,514
Mesa Laboratories, Inc.	18,972	4,668,250
ModivCare, Inc. *	48,377	7,122,546
Multiplan Corp. *	1,019,455	8,604,200
National HealthCare Corp.	48,379	3,541,827
National Research Corp.	53,104	2,539,964
Natus Medical, Inc. *	131,546	3,525,433
Neogen Corp. *	208,833	19,277,374
Nevro Corp. *	136,026	20,499,118
NextGen Healthcare, Inc. *	217,974	3,579,133
Novocure Ltd. *	333,599	68,054,196
NuVasive, Inc. *	201,530	13,744,346
Omnicell, Inc. *	168,982	23,488,498
Ontrak, Inc. *(a)	30,805	935,856
Option Care Health, Inc. *	344,735	6,322,440
OraSure Technologies, Inc. *	282,559	2,715,392
Ortho Clinical Diagnostics Holdings plc *	312,514	6,422,163
Orthofix Medical, Inc. *	76,731	3,122,952
OrthoPediatrics Corp. *	53,035	2,995,947
Outset Medical, Inc. *	76,676	3,701,150
Owens & Minor, Inc.	287,618	12,859,401
Patterson Cos., Inc.	340,410	11,076,941
PetIQ, Inc. *	86,389	3,550,588
Phreesia, Inc. *	135,985	6,731,257
Premier, Inc., Class A	277,210	9,147,930
Progyny, Inc. *	143,461	9,187,242
Pulmonx Corp. *	40,665	1,745,342
R1 RCM, Inc. *	540,118	12,503,732
RadNet, Inc. *	170,032	4,500,747
Schrodinger, Inc. *	142,861	10,025,985
SeaSpine Holdings Corp. *	87,987	1,793,175
Select Medical Holdings Corp.	422,910	16,946,004
Shockwave Medical, Inc. *	124,355	22,371,464
SI-BONE, Inc. *	104,294	3,146,550
Signify Health, Inc., Class A *	91,378	2,311,863
Silk Road Medical, Inc. *	134,646	6,541,103
Simulations Plus, Inc.	58,956	3,111,698
SmileDirectClub, Inc. *(a)	331,043	2,717,863
SOC Telemed, Inc. *(a)	148,382	890,292
STAAR Surgical Co. *	182,876	26,705,382
Surgery Partners, Inc. *	111,742	6,540,259
Surmodics, Inc. *	53,435	2,834,727
Tabula Rasa HealthCare, Inc. *	88,628	3,829,616
Tactile Systems Technology, Inc. *	76,519	4,114,427
Talis Biomedical Corp. *	53,913	525,113
Tandem Diabetes Care, Inc. *	245,780	20,987,154

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Tenet Healthcare Corp. *	416,237	27,850,418
The Ensign Group, Inc.	201,423	16,758,394
The Pennant Group, Inc. *	98,920	3,389,988
Tivity Health, Inc. *	148,447	3,889,311
TransMedics Group, Inc. *	94,053	2,411,519
Triple-S Management Corp., Class B *	92,257	2,334,102
US Physical Therapy, Inc.	50,544	5,881,300
Vapotherm, Inc. *	84,918	1,679,678
Varex Imaging Corp. *	154,122	3,866,921
ViewRay, Inc. *	467,886	2,751,170
Vocera Communications, Inc. *	128,773	4,342,225
		1,074,071,139

Household & Personal Products 0.7%
BellRing Brands, Inc., Class A *	153,517	4,402,868
Central Garden & Pet Co. *	39,467	2,167,922
Central Garden & Pet Co., Class A *	153,600	7,749,120
Coty, Inc., Class A *	1,110,037	9,890,430
Edgewell Personal Care Co.	212,464	9,641,616
elf Beauty, Inc. *	150,690	4,219,320
Energizer Holdings, Inc.	227,976	10,496,015
Inter Parfums, Inc.	69,755	5,334,862
LifeMD, Inc. *(a)	67,415	868,305
Medifast, Inc.	46,080	15,310,080
Nu Skin Enterprises, Inc., Class A	199,040	11,974,247
Revlon, Inc., Class A *(a)	28,956	370,926
Spectrum Brands Holdings, Inc.	150,345	13,364,167
USANA Health Sciences, Inc. *	46,873	4,956,351
WD-40 Co.	53,685	13,142,088
		113,888,317

Insurance 2.5%
Ambac Financial Group, Inc. *	180,224	2,719,580
American Equity Investment Life Holding Co.	336,292	10,256,906
American National Group, Inc.	35,797	5,370,266
AMERISAFE, Inc.	75,304	4,934,671
Argo Group International Holdings Ltd.	135,971	7,293,484
Assured Guaranty Ltd.	300,030	14,290,429
Axis Capital Holdings Ltd.	315,200	16,907,328
Brighthouse Financial, Inc. *	341,873	16,635,540
BRP Group, Inc., Class A *	170,688	4,195,511
Citizens, Inc. *(a)	176,249	920,020
CNO Financial Group, Inc.	526,677	13,988,541
Crawford & Co., Class A	64,982	628,376
Crawford & Co., Class B	35,987	336,119
Donegal Group, Inc., Class A	51,099	781,304
eHealth, Inc. *	101,537	6,625,289
Employers Holdings, Inc.	110,616	4,667,995
Enstar Group Ltd. *	51,647	13,112,657
First American Financial Corp.	430,347	27,675,616
Genworth Financial, Inc., Class A *	1,979,385	8,313,417
GoHealth, Inc., Class A *	169,767	1,930,251
Goosehead Insurance, Inc., Class A	65,473	5,884,059
Greenlight Capital Re Ltd., Class A *	105,108	972,249
Horace Mann Educators Corp.	162,889	6,494,384
Independence Holding Co.	32,086	1,412,426
James River Group Holdings Ltd.	142,313	4,969,570
Kemper Corp.	241,096	18,050,858
Kinsale Capital Group, Inc.	83,875	13,961,832
Lemonade, Inc. *(a)	69,570	6,293,998
MBIA, Inc. *	188,236	1,880,478
Mercury General Corp.	104,455	6,643,338
MetroMile, Inc. *(a)	276,252	2,342,617
National Western Life Group, Inc., Class A	8,877	2,175,043
NI Holdings, Inc. *	31,337	597,283
Security	Number of Shares	Value ($)
Palomar Holdings, Inc. *	85,380	6,232,740
Primerica, Inc.	154,188	25,010,835
ProAssurance Corp.	212,119	5,165,098
ProSight Global, Inc. *	35,115	449,472
RLI Corp.	156,130	16,468,592
Root, Inc., Class A *(a)	105,417	961,403
Safety Insurance Group, Inc.	55,105	4,689,987
Selective Insurance Group, Inc.	235,294	17,710,579
Selectquote, Inc. *	171,418	3,483,214
SiriusPoint Ltd. *	330,203	3,473,736
State Auto Financial Corp.	69,950	1,322,055
Stewart Information Services Corp.	105,209	6,349,363
The Hanover Insurance Group, Inc.	142,766	19,914,429
Trean Insurance Group, Inc. *	43,257	726,718
Trupanion, Inc. *	129,797	11,703,795
United Fire Group, Inc.	85,005	2,605,403
United Insurance Holdings Corp.	83,544	471,188
Universal Insurance Holdings, Inc.	112,870	1,591,467
Unum Group	798,989	24,744,689
Watford Holdings Ltd. *	78,847	2,754,914
White Mountains Insurance Group Ltd.	12,167	14,519,611
		403,610,723

Materials 4.6%
AdvanSix, Inc. *	110,326	3,492,921
Alcoa Corp. *	730,183	28,966,360
Allegheny Technologies, Inc. *	496,566	12,160,901
American Vanguard Corp.	104,193	1,916,109
Amyris, Inc. *	664,473	9,455,451
Arconic Corp. *	385,067	13,927,873
Avient Corp.	357,542	18,585,033
Balchem Corp.	126,886	16,622,066
Cabot Corp.	221,643	14,092,062
Carpenter Technology Corp.	187,936	9,005,893
Century Aluminum Co. *	198,078	2,695,842
Chase Corp.	28,934	3,067,004
Clearwater Paper Corp. *	65,339	1,864,122
Cleveland-Cliffs, Inc. *	1,802,275	36,261,773
Coeur Mining, Inc. *	953,004	9,911,242
Commercial Metals Co.	470,911	14,819,569
Compass Minerals International, Inc.	132,772	9,280,763
Danimer Scientific, Inc. *	241,993	5,367,405
Domtar Corp. *	215,735	11,699,309
Eagle Materials, Inc. *	164,722	24,174,601
Element Solutions, Inc.	854,188	19,979,457
Ferro Corp. *	324,158	7,001,813
Forterra, Inc. *	76,171	1,780,878
FutureFuel Corp.	100,868	1,035,914
Gatos Silver, Inc. *(a)	88,265	1,504,036
GCP Applied Technologies, Inc. *	189,999	4,632,176
Glatfelter Corp.	175,630	2,592,299
Graphic Packaging Holding Co.	1,049,479	18,554,789
Greif, Inc., Class A	103,750	6,402,412
Greif, Inc., Class B	24,210	1,447,274
H.B. Fuller Co.	204,356	14,125,087
Hawkins, Inc.	74,506	2,534,694
Haynes International, Inc.	49,197	1,712,056
Hecla Mining Co.	2,102,983	18,926,847
Ingevity Corp. *	159,038	13,090,418
Innospec, Inc.	96,288	9,735,680
Kaiser Aluminum Corp.	61,834	8,000,701
Koppers Holdings, Inc. *	82,778	2,869,913
Kraton Corp. *	123,974	4,208,917
Kronos Worldwide, Inc.	87,363	1,418,775
Livent Corp. *	575,230	11,222,737
Loop Industries, Inc. *(a)	86,522	798,598
Louisiana-Pacific Corp.	417,885	28,086,051
Materion Corp.	79,878	6,298,380

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
McEwen Mining, Inc. *(a)	1,124,754	1,653,388
Mercer International, Inc.	154,750	2,296,490
Minerals Technologies, Inc.	132,496	11,527,152
MP Materials Corp. *(a)	238,143	6,687,055
Myers Industries, Inc.	141,080	3,107,992
Neenah, Inc.	65,897	3,487,928
O-I Glass, Inc. *	615,923	11,351,461
Olin Corp.	560,311	27,393,605
Orion Engineered Carbons S.A. *	238,398	4,825,176
Pactiv Evergreen, Inc.	159,816	2,371,669
PQ Group Holdings, Inc.	202,496	3,308,785
Quaker Chemical Corp.	51,675	12,533,771
Ranpak Holdings Corp. *	139,491	3,079,961
Rayonier Advanced Materials, Inc. *	248,009	1,914,629
Resolute Forest Products, Inc. *	319,636	5,392,259
Schnitzer Steel Industries, Inc., Class A	106,954	5,826,854
Schweitzer-Mauduit International, Inc.	122,386	5,006,811
Sensient Technologies Corp.	166,828	14,472,329
Silgan Holdings, Inc.	307,627	12,960,326
Stepan Co.	83,527	11,247,746
Summit Materials, Inc., Class A *	449,053	15,636,025
SunCoke Energy, Inc.	324,521	2,443,643
The Chemours Co.	649,016	23,319,145
TimkenSteel Corp. *	150,567	2,281,090
Tredegar Corp.	100,967	1,538,737
Trinseo S.A.	150,672	9,784,640
Tronox Holdings plc, Class A	425,057	9,980,338
United States Lime & Minerals, Inc.	8,018	1,115,705
United States Steel Corp.	1,028,963	26,681,011
US Concrete, Inc. *	62,478	3,560,621
Valhi, Inc.	8,407	216,228
Valvoline, Inc.	711,542	23,480,886
Venator Materials plc *	207,370	1,030,629
Verso Corp., Class A	127,449	2,167,907
W.R. Grace & Co.	244,523	16,754,716
Warrior Met Coal, Inc.	201,202	3,681,997
Worthington Industries, Inc.	134,680	8,938,712
		738,383,618

Media & Entertainment 2.4%
Advantage Solutions, Inc. *	413,356	5,208,286
AMC Entertainment Holdings, Inc., Class A *(a)	1,482,361	38,719,269
AMC Networks, Inc., Class A *	117,960	6,332,093
Angi, Inc. *	303,983	4,310,479
Cardlytics, Inc. *	122,815	13,085,938
Cargurus, Inc. *	352,012	9,933,779
Cars.com, Inc. *	262,004	3,827,878
Cinemark Holdings, Inc. *	422,477	9,573,329
Clear Channel Outdoor Holdings, Inc. *	1,842,574	4,403,752
Emerald Holding, Inc. *	99,237	560,689
Entercom Communications Corp. *	472,701	2,056,249
Eventbrite, Inc., Class A *	273,245	5,546,873
EverQuote, Inc., Class A *	41,979	1,323,598
fuboTV, Inc. *(a)	194,614	4,620,136
Gannett Co., Inc. *	510,892	2,620,876
Gray Television, Inc.	347,333	8,078,966
Hemisphere Media Group, Inc. *	70,048	866,494
iHeartMedia, Inc., Class A *	434,273	10,079,476
John Wiley & Sons, Inc., Class A	174,390	11,052,838
Liberty Media Corp. - Liberty Braves, Class A *	40,659	1,135,199
Liberty Media Corp. - Liberty Braves, Class C *	141,105	3,859,222
Liberty TripAdvisor Holdings, Inc., Class A *	280,010	1,332,848
Security	Number of Shares	Value ($)
Lions Gate Entertainment Corp., Class A *	234,093	4,560,132
Lions Gate Entertainment Corp., Class B *	475,805	8,269,491
Loral Space & Communications, Inc.	50,529	1,912,523
Madison Square Garden Entertainment Corp. *	69,390	6,191,670
Madison Square Garden Sports Corp. *	68,218	12,623,059
Magnite, Inc. *	452,041	13,425,618
MediaAlpha, Inc., Class A *	64,258	2,719,398
Meredith Corp. *	159,656	5,377,214
MSG Networks, Inc., Class A *	169,158	2,608,416
National CineMedia, Inc.	233,584	1,130,546
Nexstar Media Group, Inc., Class A	170,124	25,843,537
QuinStreet, Inc. *	192,780	3,491,246
Scholastic Corp.	118,003	3,974,341
Sciplay Corp., Class A *	89,766	1,548,463
Sinclair Broadcast Group, Inc., Class A	184,326	6,209,943
TechTarget, Inc. *	93,529	6,576,024
TEGNA, Inc.	860,639	16,687,790
The E.W. Scripps Co., Class A	222,819	4,725,991
The Marcus Corp. *	92,607	1,954,934
The New York Times Co., Class A	569,905	24,403,332
TripAdvisor, Inc. *	379,012	16,468,071
TrueCar, Inc. *	381,415	2,254,163
Warner Music Group Corp., Class A	348,155	12,495,283
WideOpenWest, Inc. *	205,363	3,423,401
World Wrestling Entertainment, Inc., Class A	183,076	10,222,964
Yelp, Inc. *	275,624	11,055,279
ZoomInfo Technologies, Inc., Class A *	365,537	16,021,487
		374,702,583

Pharmaceuticals, Biotechnology & Life Sciences 9.0%
10X Genomics, Inc., Class A *	286,765	51,617,700
4D Molecular Therapeutics, Inc. *	33,937	901,367
89bio, Inc. *	34,588	653,713
ACADIA Pharmaceuticals, Inc. *	457,378	10,217,825
Acceleron Pharma, Inc. *	206,588	27,040,303
Adaptive Biotechnologies Corp. *	327,892	12,397,597
Adverum Biotechnologies, Inc. *	348,512	1,205,852
Aerie Pharmaceuticals, Inc. *	184,617	3,007,411
Agenus, Inc. *	614,657	2,618,439
Agios Pharmaceuticals, Inc. *	226,125	12,613,252
Akebia Therapeutics, Inc. *	596,758	2,094,621
Akero Therapeutics, Inc. *	69,769	1,826,552
Akouos, Inc. *	54,876	716,681
Alector, Inc. *	205,983	3,666,497
Aligos Therapeutics, Inc. *(a)	41,355	1,152,977
Alkermes plc *	623,082	14,125,269
Allakos, Inc. *	124,707	12,650,278
Allogene Therapeutics, Inc. *	258,794	6,651,006
Allovir, Inc. *	66,442	1,557,400
Altimmune, Inc. *	114,120	1,443,618
ALX Oncology Holdings, Inc. *	44,522	2,518,164
Amicus Therapeutics, Inc. *	1,020,166	9,446,737
Amneal Pharmaceuticals, Inc. *	453,731	2,568,117
Amphastar Pharmaceuticals, Inc. *	144,340	2,730,913
AnaptysBio, Inc. *	83,840	2,001,261
Angion Biomedica Corp. *	20,493	316,412
ANI Pharmaceuticals, Inc. *	38,443	1,320,517
Anika Therapeutics, Inc. *	56,158	2,619,771
Annexon, Inc. *	62,858	1,327,561
Antares Pharma, Inc. *	604,802	2,401,064
Apellis Pharmaceuticals, Inc. *	229,683	12,926,559
Applied Molecular Transport, Inc. *	55,568	2,663,930
Aprea Therapeutics, Inc. *(a)	49,511	208,936
Arcturus Therapeutics Holdings, Inc. *	79,754	2,330,412

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Arcus Biosciences, Inc. *	174,941	4,342,036
Arcutis Biotherapeutics, Inc. *	107,275	2,826,696
Arena Pharmaceuticals, Inc. *	236,781	14,469,687
Arrowhead Pharmaceuticals, Inc. *	406,987	29,547,256
Arvinas, Inc. *	128,230	9,327,450
Assembly Biosciences, Inc. *	149,055	591,748
Atara Biotherapeutics, Inc. *	329,801	4,472,102
Atea Pharmaceuticals, Inc. *	47,746	974,973
Athenex, Inc. *	288,242	1,351,855
Athira Pharma, Inc. *	65,218	1,300,447
Avidity Biosciences, Inc. *	65,054	1,544,382
Avrobio, Inc. *	137,126	1,232,763
Axsome Therapeutics, Inc. *	105,807	6,423,543
Beam Therapeutics, Inc. *	104,437	8,170,107
Berkeley Lights, Inc. *	33,351	1,450,768
BioAtla, Inc. *	42,501	1,829,668
BioCryst Pharmaceuticals, Inc. *	693,668	10,939,144
Biohaven Pharmaceutical Holding Co., Ltd. *	205,940	17,916,780
Bioxcel Therapeutics, Inc. *	58,505	1,932,420
Black Diamond Therapeutics, Inc. *	62,428	819,055
Blueprint Medicines Corp. *	227,946	20,822,867
Bolt Biotherapeutics, Inc. *(a)	44,283	775,395
Bridgebio Pharma, Inc. *	380,692	22,536,966
Bruker Corp.	398,176	27,649,341
C4 Therapeutics, Inc. *	38,959	1,439,535
Cara Therapeutics, Inc. *	168,512	2,290,078
CareDx, Inc. *	203,213	16,338,325
CASI Pharmaceuticals, Inc. *	316,473	506,357
Catalyst Pharmaceuticals, Inc. *	388,477	2,148,278
Cerevel Therapeutics Holdings, Inc. *	148,603	1,949,671
ChemoCentryx, Inc. *	196,137	1,990,791
Chimerix, Inc. *	273,257	2,136,870
Clene, Inc. *(a)	78,375	893,475
Clovis Oncology, Inc. *(a)	406,574	2,085,725
Codexis, Inc. *	222,106	4,553,173
Coherus Biosciences, Inc. *	251,816	3,313,899
Collegium Pharmaceutical, Inc. *	136,452	3,259,838
Constellation Pharmaceuticals, Inc. *	121,968	2,416,186
Corbus Pharmaceuticals Holdings, Inc. *(a)	291,441	632,427
Corcept Therapeutics, Inc. *	413,455	8,930,628
Cortexyme, Inc. *(a)	51,826	2,144,042
Crinetics Pharmaceuticals, Inc. *	79,371	1,392,961
Cue Biopharma, Inc. *	108,531	1,556,335
Cullinan Oncology, Inc. *	48,274	1,435,186
Cyclerion Therapeutics, Inc. *(a)	125,073	405,237
Cymabay Therapeutics, Inc. *	243,708	1,030,885
Cytokinetics, Inc. *	278,436	6,078,258
CytomX Therapeutics, Inc. *	251,682	1,802,043
Deciphera Pharmaceuticals, Inc. *	157,860	5,326,196
Denali Therapeutics, Inc. *	318,415	20,248,010
Dicerna Pharmaceuticals, Inc. *	259,808	8,469,741
Dynavax Technologies Corp. *	394,350	3,233,670
Dyne Therapeutics, Inc. *	73,533	1,405,216
Eagle Pharmaceuticals, Inc. *	45,622	1,807,544
Editas Medicine, Inc. *	265,511	9,014,098
Eloxx Pharmaceuticals, Inc. *(a)	108,034	168,533
Emergent BioSolutions, Inc. *	177,901	10,789,696
Enanta Pharmaceuticals, Inc. *	70,568	3,433,839
Endo International plc *	908,165	5,330,929
Epizyme, Inc. *	364,878	3,002,946
Esperion Therapeutics, Inc. *(a)	109,866	2,187,432
Evelo Biosciences, Inc. *(a)	102,286	1,372,678
Fate Therapeutics, Inc. *	313,092	23,982,847
FibroGen, Inc. *	327,853	6,966,876
Flexion Therapeutics, Inc. *	170,792	1,429,529
Foghorn Therapeutics, Inc. *	29,391	305,960
Forma Therapeutics Holdings, Inc. *	77,613	2,178,597
Security	Number of Shares	Value ($)
Frequency Therapeutics, Inc. *	120,661	1,067,850
G1 Therapeutics, Inc. *	125,634	2,728,770
Gemini Therapeutics, Inc. *	117,946	1,450,736
Generation Bio Co. *	82,082	2,812,129
Geron Corp. *	1,283,227	1,770,853
Global Blood Therapeutics, Inc. *	243,368	9,352,632
Gossamer Bio, Inc. *	187,947	1,591,911
Graybug Vision, Inc. *(a)	23,033	91,671
Gritstone bio, Inc. *	74,947	689,512
Halozyme Therapeutics, Inc. *	498,716	20,651,830
Harpoon Therapeutics, Inc. *	84,926	1,751,174
Heron Therapeutics, Inc. *	323,632	4,294,597
Homology Medicines, Inc. *	131,274	871,659
Humanigen, Inc. *(a)	162,671	3,290,834
IGM Biosciences, Inc. *	27,698	2,067,656
IMARA, Inc. *(a)	17,999	130,853
ImmunityBio, Inc. *(a)	156,866	2,752,998
ImmunoGen, Inc. *	785,606	4,855,045
Immunovant, Inc. *	195,932	2,970,329
Inhibrx, Inc. *	28,263	598,045
Innoviva, Inc. *	246,751	3,318,801
Inovio Pharmaceuticals, Inc. *(a)	817,065	6,168,841
Inozyme Pharma, Inc. *	28,050	458,898
Insmed, Inc. *	442,619	10,888,427
Intellia Therapeutics, Inc. *	244,913	18,353,780
Intercept Pharmaceuticals, Inc. *	103,812	1,726,394
Intra-Cellular Therapies, Inc. *	278,910	10,991,843
Invitae Corp. *	681,983	19,627,471
Iovance Biotherapeutics, Inc. *	540,471	10,036,546
Ironwood Pharmaceuticals, Inc. *	630,248	7,291,969
iTeos Therapeutics, Inc. *	42,625	875,518
Jounce Therapeutics, Inc. *	88,170	692,135
Kadmon Holdings, Inc. *	629,571	2,417,553
Kaleido Biosciences, Inc. *	81,695	586,570
Karuna Therapeutics, Inc. *	72,933	8,155,368
Karyopharm Therapeutics, Inc. *	256,405	2,379,438
Keros Therapeutics, Inc. *	24,458	1,334,428
Kinnate Biopharma, Inc. *	48,954	1,149,440
Kodiak Sciences, Inc. *	124,477	10,408,767
Kronos Bio, Inc. *	53,122	1,296,708
Krystal Biotech, Inc. *	68,732	4,484,076
Kura Oncology, Inc. *	259,138	5,765,820
Kymera Therapeutics, Inc. *	35,423	1,703,492
Lannett Co., Inc. *	128,662	553,247
Lexicon Pharmaceuticals, Inc. *	258,550	1,135,035
Ligand Pharmaceuticals, Inc. *	65,022	7,653,089
Luminex Corp.	170,109	6,275,321
MacroGenics, Inc. *	220,296	7,091,328
Madrigal Pharmaceuticals, Inc. *	37,422	4,202,491
MannKind Corp. *	961,474	4,249,715
Maravai LifeSciences Holdings, Inc., Class A *	322,280	12,098,391
Medpace Holdings, Inc. *	107,946	18,033,459
Mersana Therapeutics, Inc. *	216,861	3,105,450
MiMedx Group, Inc. *	382,881	4,092,998
Mirati Therapeutics, Inc. *	179,127	28,328,935
Mirum Pharmaceuticals, Inc. *	54,886	907,814
Molecular Templates, Inc. *	156,426	1,398,448
Morphic Holding, Inc. *	57,558	2,841,063
Myovant Sciences Ltd. *	154,974	3,631,041
Myriad Genetics, Inc. *	294,301	8,431,724
NanoString Technologies, Inc. *	174,561	9,686,390
Natera, Inc. *	307,611	28,958,500
Nektar Therapeutics *	713,351	12,890,253
NeoGenomics, Inc. *	459,573	18,856,280
NexImmune, Inc. *	25,115	466,637
NextCure, Inc. *	52,652	413,318
NGM Biopharmaceuticals, Inc. *	88,734	1,336,334
Nkarta, Inc. *	62,884	1,531,225

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Nurix Therapeutics, Inc. *	50,620	1,412,298
Nuvation Bio, Inc. *	244,352	3,474,685
Odonate Therapeutics, Inc. *(a)	79,011	273,378
Olema Pharmaceuticals, Inc. *	43,369	1,212,597
Omeros Corp. *(a)	244,166	3,708,882
Oncorus, Inc. *	35,740	614,728
OPKO Health, Inc. *	1,704,584	6,511,511
Optinose, Inc. *(a)	142,991	456,141
Organogenesis Holdings, Inc. *	191,548	3,415,301
ORIC Pharmaceuticals, Inc. *	55,253	1,262,531
Osmotica Pharmaceuticals plc *(a)	60,908	177,242
Oyster Point Pharma, Inc. *(a)	51,029	914,440
Pacific Biosciences of California, Inc. *	758,385	20,514,314
Pacira BioSciences, Inc. *	171,697	10,416,857
Paratek Pharmaceuticals, Inc. *	158,654	1,304,136
Passage Bio, Inc. *	95,230	1,261,798
PDL BioPharma, Inc. *(b)	430,207	1,062,611
Personalis, Inc. *	107,289	2,412,930
Phathom Pharmaceuticals, Inc. *	50,960	1,801,436
Phibro Animal Health Corp., Class A	78,762	2,220,301
Pliant Therapeutics, Inc. *	36,931	1,110,146
PMV Pharmaceuticals, Inc. *	47,487	1,633,553
Poseida Therapeutics, Inc. *	57,523	486,069
Praxis Precision Medicines, Inc. *(a)	40,820	799,664
Precigen, Inc. *	358,489	2,366,027
Precision BioSciences, Inc. *	164,169	1,728,700
Prelude Therapeutics, Inc. *	44,889	1,560,342
Prestige Consumer Healthcare, Inc. *	195,155	9,732,380
Protagonist Therapeutics, Inc. *	156,098	5,480,601
Prothena Corp. plc *	99,452	2,901,015
Provention Bio, Inc. *	209,429	1,593,755
PTC Therapeutics, Inc. *	277,723	10,906,182
Puma Biotechnology, Inc. *	132,377	1,396,577
Quanterix Corp. *	106,250	5,470,812
Radius Health, Inc. *	183,790	3,545,309
RAPT Therapeutics, Inc. *	37,905	731,567
Reata Pharmaceuticals, Inc., Class A *	104,506	14,290,150
REGENXBIO, Inc. *	135,780	4,788,961
Relay Therapeutics, Inc. *	81,210	2,608,465
Relmada Therapeutics, Inc. *	54,063	1,870,039
Repligen Corp. *	199,673	36,462,287
Replimune Group, Inc. *	101,695	3,963,054
Revance Therapeutics, Inc. *	260,206	7,704,700
REVOLUTION Medicines, Inc. *	186,604	5,581,326
Rhythm Pharmaceuticals, Inc. *	142,569	2,795,778
Rocket Pharmaceuticals, Inc. *	169,507	7,204,047
Rubius Therapeutics, Inc. *	169,011	4,128,939
Sage Therapeutics, Inc. *	204,401	14,226,310
Sana Biotechnology, Inc. *	94,687	1,985,586
Sangamo Therapeutics, Inc. *	466,073	5,024,267
Satsuma Pharmaceuticals, Inc. *	33,757	176,212
Seer, Inc. *(a)	49,922	1,476,693
Sensei Biotherapeutics, Inc. *	27,565	342,633
Seres Therapeutics, Inc. *	223,753	4,723,426
Shattuck Labs, Inc. *	49,353	1,339,440
SIGA Technologies, Inc. *	172,704	1,217,563
Sigilon Therapeutics, Inc. *	26,939	314,378
Silverback Therapeutics, Inc. *(a)	47,340	1,303,270
Sorrento Therapeutics, Inc. *(a)	921,653	6,930,831
Sotera Health Co. *	281,996	6,796,104
Spectrum Pharmaceuticals, Inc. *	579,442	1,999,075
SpringWorks Therapeutics, Inc. *	107,430	8,759,842
Spruce Biosciences, Inc. *(a)	24,413	344,956
SQZ Biotechnologies Co. *	31,328	425,121
Stoke Therapeutics, Inc. *	79,234	3,142,420
Supernus Pharmaceuticals, Inc. *	208,057	6,210,501
Syndax Pharmaceuticals, Inc. *	135,000	2,479,950
Syros Pharmaceuticals, Inc. *	215,519	1,390,098
Tarsus Pharmaceuticals, Inc. *(a)	23,151	771,391
Security	Number of Shares	Value ($)
Taysha Gene Therapies, Inc. *(a)	32,405	729,113
TCR2 Therapeutics, Inc. *	103,443	1,980,933
TG Therapeutics, Inc. *	453,299	15,806,536
TherapeuticsMD, Inc. *(a)	1,358,264	1,643,499
Theravance Biopharma, Inc. *	197,091	3,405,732
Translate Bio, Inc. *	273,771	4,930,616
Travere Therapeutics, Inc. *	213,127	3,233,137
Tricida, Inc. *	119,570	551,218
Turning Point Therapeutics, Inc. *	167,396	11,078,267
Twist Bioscience Corp. *	164,524	17,655,070
Ultragenyx Pharmaceutical, Inc. *	246,723	25,094,196
uniQure N.V. *	148,209	5,147,299
United Therapeutics Corp. *	174,628	32,463,345
UNITY Biotechnology, Inc. *	128,646	576,334
Vanda Pharmaceuticals, Inc. *	215,409	3,810,585
Vaxart, Inc. *(a)	458,160	3,033,019
Vaxcyte, Inc. *	70,183	1,478,756
VBI Vaccines, Inc. *(a)	928,727	2,999,788
Veracyte, Inc. *	263,057	10,272,376
Vericel Corp. *	179,628	10,148,982
Vir Biotechnology, Inc. *	255,800	10,720,578
Vor BioPharma, Inc. *	40,369	851,786
Voyager Therapeutics, Inc. *	104,566	445,451
WaVe Life Sciences Ltd. *	129,164	883,482
Xencor, Inc. *	226,986	8,729,882
Y-mAbs Therapeutics, Inc. *	107,698	3,858,819
Zentalis Pharmaceuticals, Inc. *	55,219	3,083,981
ZIOPHARM Oncology, Inc. *(a)	831,581	2,528,006
Zogenix, Inc. *	216,795	3,804,752
		1,441,836,721

Real Estate 6.8%
Acadia Realty Trust	338,315	7,341,436
Agree Realty Corp.	248,666	17,476,247
Alexander & Baldwin, Inc.	285,108	5,476,925
Alexander's, Inc.	8,446	2,290,217
Altisource Portfolio Solutions S.A. *	34,788	237,602
American Assets Trust, Inc.	196,902	7,196,768
American Finance Trust, Inc.	423,360	3,852,576
Apple Hospitality REIT, Inc.	812,525	12,894,772
Armada Hoffler Properties, Inc.	234,504	3,111,868
Brandywine Realty Trust	669,499	9,413,156
Brixmor Property Group, Inc.	1,164,621	26,448,543
Broadstone Net Lease, Inc.	145,586	3,179,598
CareTrust REIT, Inc.	375,765	8,747,809
Centerspace	50,459	3,592,176
Chatham Lodging Trust *	185,383	2,441,494
CIM Commercial Trust Corp. (a)	45,500	545,090
City Office REIT, Inc.	168,774	1,951,027
Colony Capital, Inc. *	1,930,213	13,260,563
Columbia Property Trust, Inc.	450,004	7,870,570
Community Healthcare Trust, Inc.	88,094	4,165,084
CorEnergy Infrastructure Trust, Inc. (a)	52,495	319,695
CorePoint Lodging, Inc. *	155,377	1,629,905
CoreSite Realty Corp.	167,941	20,362,846
Corporate Office Properties Trust	441,197	12,177,037
Cousins Properties, Inc.	583,086	21,626,660
Cushman & Wakefield plc *	426,452	8,106,853
DiamondRock Hospitality Co. *	823,286	7,969,408
Diversified Healthcare Trust	926,979	3,364,934
Easterly Government Properties, Inc.	321,462	6,663,907
EastGroup Properties, Inc.	155,463	24,575,591
Empire State Realty Trust, Inc., Class A	549,635	6,502,182
EPR Properties *	293,039	14,402,867
Equity Commonwealth	478,821	13,138,848
Essential Properties Realty Trust, Inc.	446,831	11,438,874
eXp World Holdings, Inc. *	218,290	7,042,035
First Industrial Realty Trust, Inc.	507,587	25,704,206

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Forestar Group, Inc. *	65,230	1,500,942
Four Corners Property Trust, Inc.	297,926	8,270,426
Franklin Street Properties Corp.	380,393	1,955,220
FRP Holdings, Inc. *	23,797	1,364,282
Getty Realty Corp.	144,234	4,490,004
Gladstone Commercial Corp.	139,264	3,017,851
Global Medical REIT, Inc.	172,426	2,482,934
Global Net Lease, Inc.	354,592	6,928,728
Healthcare Realty Trust, Inc.	547,544	16,612,485
Hersha Hospitality Trust *	145,088	1,559,696
Highwoods Properties, Inc.	407,090	18,595,871
Hudson Pacific Properties, Inc.	591,655	17,152,078
Independence Realty Trust, Inc.	400,316	6,837,397
Industrial Logistics Properties Trust	257,622	6,456,007
Innovative Industrial Properties, Inc.	93,662	16,880,702
iStar, Inc.	287,601	4,834,573
JBG SMITH Properties	434,651	14,000,109
Kennedy-Wilson Holdings, Inc.	480,631	9,535,719
Kite Realty Group Trust	330,547	7,007,596
Lexington Realty Trust	1,087,347	13,461,356
Life Storage, Inc.	295,838	29,418,131
LTC Properties, Inc.	152,740	5,984,353
Mack-Cali Realty Corp.	338,908	5,785,160
Marcus & Millichap, Inc. *	94,490	3,713,457
Monmouth Real Estate Investment Corp.	386,736	7,286,106
National Health Investors, Inc.	177,377	11,690,918
National Storage Affiliates Trust	251,862	11,610,838
New Senior Investment Group, Inc.	303,768	2,013,982
Newmark Group, Inc., Class A	636,234	8,207,419
NexPoint Residential Trust, Inc.	87,779	4,550,463
Office Properties Income Trust	187,891	5,492,054
One Liberty Properties, Inc.	61,450	1,570,048
Outfront Media, Inc. *	567,685	13,590,379
Paramount Group, Inc.	651,368	7,152,021
Park Hotels & Resorts, Inc. *	924,983	19,230,397
Pebblebrook Hotel Trust	514,223	11,492,884
Physicians Realty Trust	825,690	14,969,760
Piedmont Office Realty Trust, Inc., Class A	485,709	8,980,759
PotlatchDeltic Corp.	261,897	15,766,199
Preferred Apartment Communities, Inc., Class A	197,799	1,940,408
PS Business Parks, Inc.	78,897	12,225,879
QTS Realty Trust, Inc., Class A	252,626	16,011,436
Rayonier, Inc.	541,107	20,664,876
RE/MAX Holdings, Inc., Class A	73,391	2,569,419
Realogy Holdings Corp. *	452,477	8,013,368
Redfin Corp. *	405,784	23,953,430
Retail Opportunity Investments Corp.	462,998	8,269,144
Retail Properties of America, Inc., Class A	840,555	10,128,688
Retail Value, Inc.	62,857	1,103,769
Rexford Industrial Realty, Inc.	516,485	28,525,467
RLJ Lodging Trust	646,004	9,929,081
RPT Realty	319,097	4,068,487
Ryman Hospitality Properties, Inc. *	215,448	16,139,210
Sabra Health Care REIT, Inc.	826,484	14,438,675
Safehold, Inc.	56,344	3,949,714
Saul Centers, Inc.	51,120	2,272,284
Seritage Growth Properties, Class A *	141,571	2,389,718
Service Properties Trust	645,365	8,105,784
SITE Centers Corp.	653,365	9,780,874
SL Green Realty Corp.	272,839	21,614,306
Spirit Realty Capital, Inc.	450,980	21,313,315
STAG Industrial, Inc.	620,851	22,170,589
Summit Hotel Properties, Inc. *	411,253	3,952,141
Sunstone Hotel Investors, Inc. *	845,058	10,613,928
Tanger Factory Outlet Centers, Inc.	367,733	6,446,360
Tejon Ranch Co. *	79,146	1,184,024
Security	Number of Shares	Value ($)
Terreno Realty Corp.	268,989	17,113,080
The GEO Group, Inc. (a)	471,578	2,447,490
The Howard Hughes Corp. *	177,440	18,778,475
The Macerich Co.	456,248	7,258,906
The RMR Group, Inc., Class A	60,230	2,356,198
The St. Joe Co.	122,673	5,737,416
UMH Properties, Inc.	153,061	3,246,424
Uniti Group, Inc.	913,431	9,919,861
Universal Health Realty Income Trust	50,594	3,501,105
Urban Edge Properties	431,237	8,344,436
Urstadt Biddle Properties, Inc.	9,882	149,218
Urstadt Biddle Properties, Inc., Class A	116,848	2,135,981
Washington Prime Group, Inc. *(a)	84,384	187,332
Washington Real Estate Investment Trust	330,864	7,824,934
Weingarten Realty Investors	473,363	15,512,106
Whitestone REIT	153,235	1,268,786
Xenia Hotels & Resorts, Inc. *	445,758	8,652,163
		1,084,176,958

Retailing 5.3%
1-800-Flowers.com, Inc., Class A *	101,159	3,082,315
Abercrombie & Fitch Co., Class A *	244,358	10,434,087
Academy Sports & Outdoors, Inc. *	154,247	5,634,643
America's Car-Mart, Inc. *	24,125	3,965,909
American Eagle Outfitters, Inc.	585,254	20,735,549
Arko Corp. *	251,697	2,640,302
Asbury Automotive Group, Inc. *	75,729	15,016,303
At Home Group, Inc. *	213,545	8,016,479
AutoNation, Inc. *	215,996	22,059,671
Bed Bath & Beyond, Inc. *	474,255	13,274,397
Big Lots, Inc.	132,215	8,057,182
Boot Barn Holdings, Inc. *	113,631	8,680,272
Caleres, Inc.	148,689	3,729,120
Camping World Holdings, Inc., Class A	147,134	6,531,278
CarLotz, Inc. *(a)	261,052	1,143,408
CarParts.com, Inc. *	140,901	2,302,322
Chewy, Inc., Class A *	299,892	22,078,049
Chico's FAS, Inc. *	463,543	2,155,475
Conn's, Inc. *	75,028	1,739,899
Core-Mark Holding Co., Inc.	177,233	8,127,905
Designer Brands, Inc., Class A *	230,691	4,034,786
Dick's Sporting Goods, Inc.	258,043	25,166,934
Dillard's, Inc., Class A	28,279	3,730,283
Duluth Holdings, Inc., Class B *	51,046	821,841
Five Below, Inc. *	218,846	40,293,926
Floor & Decor Holdings, Inc., Class A *	409,816	40,289,011
Foot Locker, Inc.	408,638	25,862,699
Franchise Group, Inc.	104,437	3,857,903
Funko, Inc., Class A *	85,562	2,246,003
GameStop Corp., Class A *	214,673	47,657,406
Genesco, Inc. *	55,846	3,071,530
Group 1 Automotive, Inc.	66,545	10,612,597
Groupon, Inc. *	88,669	4,189,610
GrowGeneration Corp. *	186,341	8,275,404
Guess?, Inc.	147,890	4,343,529
Haverty Furniture Cos., Inc.	65,857	3,025,471
Hibbett Sports, Inc. *	65,366	5,540,422
Kohl's Corp.	618,922	34,343,982
Lands' End, Inc. *	63,594	1,628,642
Leslie's, Inc. *	270,629	7,891,542
Liquidity Services, Inc. *	106,466	2,545,602
Lithia Motors, Inc., Class A	116,660	41,063,153
Lumber Liquidators Holdings, Inc. *	113,765	2,591,567
Macy's, Inc. *	1,221,401	22,327,210
MarineMax, Inc. *	87,107	4,479,913
Monro, Inc.	130,917	8,161,366
Murphy USA, Inc.	99,065	13,354,953

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
National Vision Holdings, Inc. *	317,365	15,763,520
Nordstrom, Inc. *	425,873	14,283,780
Ollie's Bargain Outlet Holdings, Inc. *	224,224	19,381,923
Overstock.com, Inc. *	167,635	14,321,058
Party City Holdco, Inc. *	433,603	4,002,156
Penske Automotive Group, Inc.	125,629	10,752,586
Petco Health & Wellness Co., Inc. *(a)	284,028	6,433,234
PetMed Express, Inc. (a)	79,950	2,310,555
Porch Group, Inc. *	247,346	4,234,564
Poshmark, Inc., Class A *(a)	25,260	1,174,590
Quotient Technology, Inc. *	308,167	3,624,044
Qurate Retail, Inc., Class A	1,494,715	20,372,965
Rent-A-Center, Inc.	192,863	11,920,862
RH *	64,027	41,044,508
Sally Beauty Holdings, Inc. *	441,756	9,634,698
Shift Technologies, Inc. *(a)	230,724	1,633,526
Shoe Carnival, Inc.	33,485	2,260,572
Shutterstock, Inc.	86,545	7,853,959
Signet Jewelers Ltd. *	204,802	12,406,905
Sleep Number Corp. *	99,318	11,072,964
Sonic Automotive, Inc., Class A	91,035	4,390,618
Sportsman's Warehouse Holdings, Inc. *	171,749	3,057,132
Stamps.com, Inc. *	71,841	13,483,119
Stitch Fix, Inc., Class A *	231,351	12,368,024
The Aaron's Co., Inc.	134,951	4,854,187
The Buckle, Inc.	112,901	4,755,390
The Cato Corp., Class A *	77,444	1,197,284
The Children's Place, Inc. *	57,496	5,346,553
The Container Store Group, Inc. *	76,960	1,043,578
The ODP Corp. *	210,343	9,200,403
The RealReal, Inc. *	235,416	4,112,718
Urban Outfitters, Inc. *	267,919	10,491,708
Vroom, Inc. *	138,769	6,134,978
Weyco Group, Inc.	28,584	588,259
Winmark Corp.	11,792	2,309,109
Zumiez, Inc. *	82,342	3,608,226
		842,236,105

Semiconductors & Semiconductor Equipment 2.7%
ACM Research, Inc., Class A *	39,885	3,030,462
Allegro MicroSystems, Inc. *	162,075	4,247,986
Ambarella, Inc. *	138,055	13,857,961
Amkor Technology, Inc.	418,906	8,838,917
Axcelis Technologies, Inc. *	132,174	5,477,291
Brooks Automation, Inc.	290,969	29,705,025
CEVA, Inc. *	89,408	4,011,737
Cirrus Logic, Inc. *	227,961	17,796,915
CMC Materials, Inc.	114,695	17,700,879
Cohu, Inc. *	184,595	6,870,626
Cree, Inc. *	452,492	45,253,725
Diodes, Inc. *	165,178	12,499,019
FormFactor, Inc. *	304,135	10,720,759
Ichor Holdings Ltd. *	110,317	6,206,434
Impinj, Inc. *	85,546	4,452,669
Kulicke & Soffa Industries, Inc.	242,948	12,609,001
Lattice Semiconductor Corp. *	535,224	28,404,338
MACOM Technology Solutions Holdings, Inc. *	182,010	10,774,992
MaxLinear, Inc., Class A *	265,568	10,096,895
MKS Instruments, Inc.	216,828	40,813,535
NeoPhotonics Corp. *	195,877	1,999,904
Onto Innovation, Inc. *	191,112	13,716,108
PDF Solutions, Inc. *	114,970	2,005,077
Photronics, Inc. *	246,528	3,337,989
Power Integrations, Inc.	236,083	19,403,662
Rambus, Inc. *	437,293	8,553,451
Semtech Corp. *	256,110	16,134,930
Silicon Laboratories, Inc. *	172,174	23,512,082
Security	Number of Shares	Value ($)
SiTime Corp. *	49,446	4,862,025
SMART Global Holdings, Inc. *	55,565	2,633,781
SunPower Corp. *	313,699	7,337,420
Synaptics, Inc. *	136,880	17,292,050
Ultra Clean Holdings, Inc. *	171,515	9,661,440
Veeco Instruments, Inc. *	195,945	4,667,410
		428,486,495

Software & Services 7.0%
8x8, Inc. *	421,960	9,937,158
A10 Networks, Inc. *	231,102	2,248,623
ACI Worldwide, Inc. *	459,451	17,578,595
Agilysys, Inc. *	79,031	4,013,985
Alarm.com Holdings, Inc. *	176,823	14,478,267
Alliance Data Systems Corp.	195,167	23,624,965
Altair Engineering, Inc., Class A *	175,179	11,801,809
Appfolio, Inc., Class A *	68,193	9,198,554
Appian Corp. *	152,492	13,797,476
Asana, Inc., Class A *	62,503	2,298,860
Avaya Holdings Corp. *	295,687	8,480,303
Benefitfocus, Inc. *	113,547	1,679,360
BigCommerce Holdings, Inc. *	46,743	2,542,352
Blackbaud, Inc. *	189,156	13,371,438
Blackline, Inc. *	202,164	21,018,991
BM Technologies, Inc. *(b)	16,801	184,578
Bottomline Technologies (DE), Inc. *	152,939	5,716,860
Box, Inc., Class A *	566,651	13,208,635
BTRS Holdings, Inc. *	231,963	3,317,071
Cantaloupe, Inc. *	208,253	2,542,769
Cardtronics plc, Class A *	141,178	5,496,060
Cass Information Systems, Inc.	47,232	2,155,196
Cerence, Inc. *	147,566	14,037,954
ChannelAdvisor Corp. *	114,164	2,709,112
Cloudera, Inc. *	844,695	10,862,778
Cloudflare, Inc., Class A *	736,805	60,462,218
CommVault Systems, Inc. *	184,541	14,056,488
Conduent, Inc. *	672,504	5,097,580
Cornerstone OnDemand, Inc. *	239,482	10,530,024
CSG Systems International, Inc.	127,008	5,593,432
Datto Holding Corp. *	88,393	2,381,307
Digimarc Corp. *(a)	54,372	1,890,515
Digital Turbine, Inc. *	294,966	19,517,900
Dolby Laboratories, Inc., Class A	256,809	25,049,150
Domo, Inc., Class B *	104,596	6,955,634
Dropbox, Inc., Class A *	1,161,403	31,764,372
Duck Creek Technologies, Inc. *	129,027	5,072,051
E2open Parent Holdings, Inc. *	493,631	6,288,859
Ebix, Inc.	92,594	2,537,076
Envestnet, Inc. *	212,911	15,323,205
Everbridge, Inc. *	142,632	16,759,260
EVERTEC, Inc.	234,259	10,197,294
Evo Payments, Inc., Class A *	182,761	5,234,275
ExlService Holdings, Inc. *	131,585	13,419,038
Fastly, Inc., Class A *	336,181	15,864,381
FireEye, Inc. *	937,734	20,977,110
GreenSky, Inc., Class A *	201,930	1,183,310
Grid Dynamics Holdings, Inc. *	94,989	1,459,981
GTT Communications, Inc. *(a)	129,333	192,706
GTY Technology Holdings, Inc. *	181,168	1,087,008
InterDigital, Inc.	120,623	9,743,926
International Money Express, Inc. *	101,464	1,549,355
j2 Global, Inc. *	166,512	20,735,739
Jamf Holding Corp. *	108,810	3,773,531
Limelight Networks, Inc. *	493,471	1,529,760
LivePerson, Inc. *	246,713	13,556,879
LiveRamp Holdings, Inc. *	261,850	13,155,344
Manhattan Associates, Inc. *	249,922	33,984,394
MAXIMUS, Inc.	240,726	22,308,078

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
McAfee Corp., Class A	140,111	3,520,990
Medallia, Inc. *	323,220	8,297,057
MicroStrategy, Inc., Class A *	29,971	14,086,370
Mimecast Ltd. *	229,369	11,466,156
Model N, Inc. *	119,520	4,263,278
MoneyGram International, Inc. *	252,808	2,477,518
New Relic, Inc. *	212,246	13,303,579
Nutanix, Inc., Class A *	760,268	23,956,045
ON24, Inc. *	32,855	1,057,274
OneSpan, Inc. *	131,940	3,450,231
Pagerduty, Inc. *	224,525	9,126,941
Paya Holdings, Inc., Class A *(a)	207,433	2,057,735
Paylocity Holding Corp. *	147,129	24,986,918
Paysign, Inc. *	123,277	408,047
Perficient, Inc. *	129,197	9,249,213
Ping Identity Holding Corp. *	143,649	3,463,377
Progress Software Corp.	173,487	7,732,316
PROS Holdings, Inc. *	156,671	6,951,492
Q2 Holdings, Inc. *	205,363	19,495,110
QAD, Inc., Class A	47,507	3,394,850
Qualtrics International, Inc., Class A *	220,266	7,585,961
Qualys, Inc. *	131,942	12,756,153
Rackspace Technology, Inc. *	136,964	2,763,934
Rapid7, Inc. *	206,519	17,275,314
Repay Holdings Corp. *	294,748	6,693,727
Sabre Corp. *	1,241,634	17,196,631
Sailpoint Technologies Holdings, Inc. *	358,506	16,681,284
Shift4 Payments, Inc., Class A *	139,933	13,054,350
Smartsheet, Inc., Class A *	450,628	26,623,102
SolarWinds Corp. *	283,895	4,698,462
Sprout Social, Inc., Class A *	110,918	7,699,928
SPS Commerce, Inc. *	139,669	13,109,332
Sumo Logic, Inc. *	59,746	1,123,225
SVMK, Inc. *	473,636	9,212,220
Switch, Inc., Class A	345,339	6,516,547
Sykes Enterprises, Inc. *	156,031	6,540,820
Telos Corp. *	94,640	3,111,763
Tenable Holdings, Inc. *	264,763	11,067,093
Teradata Corp. *	428,090	20,492,668
TTEC Holdings, Inc.	71,296	7,729,199
Tucows, Inc., Class A *(a)	38,023	2,969,596
Unisys Corp. *	247,942	6,374,589
Upland Software, Inc. *	100,535	4,120,930
Varonis Systems, Inc. *	399,627	19,301,984
Verint Systems, Inc. *	258,033	11,897,902
Verra Mobility Corp. *	534,927	7,622,710
Viant Technology, Inc., Class A *	38,893	1,135,287
VirnetX Holding Corp. *	248,000	1,135,840
Vonage Holdings Corp. *	916,402	12,628,020
Workiva, Inc. *	163,426	15,509,127
Xperi Holding Corp.	409,821	8,778,366
Yext, Inc. *	380,607	5,507,383
Zuora, Inc., Class A *	402,235	6,222,576
		1,123,413,449

Technology Hardware & Equipment 3.6%
3D Systems Corp. *	487,457	14,336,110
908 Devices, Inc. *(a)	25,472	1,073,135
ADTRAN, Inc.	190,116	3,766,198
Advanced Energy Industries, Inc.	150,778	15,380,864
Applied Optoelectronics, Inc. *	95,545	786,335
Arlo Technologies, Inc. *	316,447	2,123,359
Avid Technology, Inc. *	163,367	5,044,773
Avnet, Inc.	390,405	17,201,244
Badger Meter, Inc.	114,144	10,908,742
Belden, Inc.	174,774	8,843,564
Benchmark Electronics, Inc.	141,252	4,371,749
CalAmp Corp. *	139,074	1,928,956
Security	Number of Shares	Value ($)
Calix, Inc. *	220,019	9,749,042
Casa Systems, Inc. *	131,765	1,143,720
Coherent, Inc. *	95,859	25,173,532
CommScope Holding Co., Inc. *	785,783	15,959,253
Comtech Telecommunications Corp.	102,747	2,598,472
Corsair Gaming, Inc. *(a)	83,045	2,592,665
CTS Corp.	127,576	4,879,782
Daktronics, Inc. *	148,095	1,001,122
Diebold Nixdorf, Inc. *	306,580	4,151,093
EchoStar Corp., Class A *	198,559	5,259,828
ePlus, Inc. *	53,120	5,023,558
Extreme Networks, Inc. *	484,846	5,546,638
Fabrinet *	144,246	12,937,424
FARO Technologies, Inc. *	70,556	5,337,561
Harmonic, Inc. *	396,781	2,765,564
II-VI, Inc. *	410,734	27,671,150
Infinera Corp. *	795,511	7,636,906
Inseego Corp. *(a)	260,458	2,239,939
Insight Enterprises, Inc. *	137,999	14,418,136
Itron, Inc. *	174,667	16,654,499
Kimball Electronics, Inc. *	98,686	2,208,593
Knowles Corp. *	359,974	7,393,866
Littelfuse, Inc.	96,152	25,118,749
Lumentum Holdings, Inc. *	296,810	24,151,430
Methode Electronics, Inc.	150,508	7,281,577
Napco Security Technologies, Inc. *	44,978	1,463,584
NCR Corp. *	510,660	24,613,812
NETGEAR, Inc. *	120,032	4,666,844
NetScout Systems, Inc. *	288,037	8,468,288
nLight, Inc. *	144,932	4,249,406
Novanta, Inc. *	138,524	19,250,680
OSI Systems, Inc. *	65,658	6,326,805
PAR Technology Corp. *	78,178	5,234,799
PC Connection, Inc.	42,652	2,080,991
Plantronics, Inc. *	147,628	4,842,198
Plexus Corp. *	112,802	11,145,966
Pure Storage, Inc., Class A *	960,926	18,305,640
Ribbon Communications, Inc. *	458,302	3,409,767
Rogers Corp. *	73,344	13,740,998
Sanmina Corp. *	253,829	10,688,739
ScanSource, Inc. *	100,197	3,059,015
Super Micro Computer, Inc. *	169,627	5,892,842
SYNNEX Corp.	162,062	20,517,049
TTM Technologies, Inc. *	391,753	5,935,058
Velodyne Lidar, Inc. *(a)	167,246	1,613,924
ViaSat, Inc. *	268,557	14,281,861
Viavi Solutions, Inc. *	897,069	15,725,620
Vishay Intertechnology, Inc.	518,897	12,489,851
Vontier Corp. *	660,850	23,182,618
Xerox Holdings Corp.	654,069	15,337,918
		581,183,401

Telecommunication Services 0.6%
Anterix, Inc. *	46,553	2,302,511
ATN International, Inc.	43,343	2,048,824
Bandwidth, Inc., Class A *	88,755	10,498,829
Boingo Wireless, Inc. *	176,112	2,462,046
Cincinnati Bell, Inc. *	200,188	3,082,895
Cogent Communications Holdings, Inc.	165,639	12,522,308
Consolidated Communications Holdings, Inc. *	283,693	2,655,367
Globalstar, Inc. *	2,446,600	3,914,560
Gogo, Inc. *(a)	197,615	2,691,516
Iridium Communications, Inc. *	465,214	17,775,827
Liberty Latin America Ltd., Class A *	193,274	2,758,020
Liberty Latin America Ltd., Class C *	594,231	8,545,042
ORBCOMM, Inc. *	307,833	3,444,651

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Radius Global Infrastructure, Inc., Class A *	229,090	3,665,440
Shenandoah Telecommunications Co.	195,205	9,738,777
Spok Holdings, Inc.	70,714	825,232
Telephone and Data Systems, Inc.	390,018	10,031,263
United States Cellular Corp. *	58,134	2,194,559
		101,157,667

Transportation 1.8%
Air Transport Services Group, Inc. *	234,231	5,818,298
Allegiant Travel Co. *	56,932	12,608,161
ArcBest Corp.	99,603	7,753,098
Atlas Air Worldwide Holdings, Inc. *	107,129	8,027,176
Avis Budget Group, Inc. *	202,225	17,759,399
Daseke, Inc. *	237,493	1,719,449
Echo Global Logistics, Inc. *	104,850	3,581,676
Forward Air Corp.	107,869	10,451,427
Hawaiian Holdings, Inc. *	191,013	4,928,135
Heartland Express, Inc.	189,830	3,445,415
Hub Group, Inc., Class A *	132,252	9,232,512
JetBlue Airways Corp. *	1,243,972	25,003,837
Kirby Corp. *	235,299	15,372,084
Knight-Swift Transportation Holdings, Inc.	480,543	22,936,317
Landstar System, Inc.	150,886	25,726,063
Macquarie Infrastructure Corp.	288,122	10,049,695
Marten Transport Ltd.	231,627	3,951,557
Matson, Inc.	169,917	10,985,134
Ryder System, Inc.	210,274	17,198,310
Saia, Inc. *	103,345	23,785,885
Schneider National, Inc., Class B	144,040	3,527,540
SkyWest, Inc. *	196,722	9,645,280
Spirit Airlines, Inc. *	383,415	13,691,750
Universal Logistics Holdings, Inc.	29,344	733,600
Werner Enterprises, Inc.	223,618	10,731,428
		278,663,226

Utilities 2.2%
ALLETE, Inc.	203,426	14,014,017
American States Water Co.	144,439	11,464,123
Avista Corp.	270,975	12,283,297
Black Hills Corp.	246,040	16,186,972
California Water Service Group	198,401	11,277,113
Chesapeake Utilities Corp.	68,332	7,828,114
Clearway Energy, Inc., Class A	122,542	3,079,481
Clearway Energy, Inc., Class C	301,424	8,087,206
Hawaiian Electric Industries, Inc.	427,581	18,407,362
IDACORP, Inc.	198,192	19,412,906
MDU Resources Group, Inc.	787,788	26,516,944
MGE Energy, Inc.	141,503	10,615,555
Middlesex Water Co.	68,742	5,909,062
National Fuel Gas Co.	357,945	18,573,766
New Jersey Resources Corp.	377,270	16,116,974
Northwest Natural Holding Co.	119,109	6,298,484
NorthWestern Corp.	198,007	12,543,743
ONE Gas, Inc.	209,596	15,577,175
Ormat Technologies, Inc.	175,387	12,110,472
Security	Number of Shares	Value ($)
Otter Tail Corp.	162,513	7,795,749
PNM Resources, Inc.	336,831	16,545,139
Portland General Electric Co.	350,784	16,816,585
SJW Group	102,999	6,638,286
South Jersey Industries, Inc.	394,443	10,515,850
Southwest Gas Holdings, Inc.	223,925	14,781,289
Spire, Inc.	203,542	14,585,820
Sunnova Energy International, Inc. *	245,485	7,168,162
Unitil Corp.	59,102	3,241,745
York Water Co.	51,452	2,589,579
		346,980,970
Total Common Stock
(Cost $11,357,035,700)		15,990,532,769

Rights 0.0% of net assets

Media & Entertainment 0.0%
Contra Restorbio, Inc. CVR *(b)	8,172	—
Media General, Inc. CVR *(b)	177,806	15,131
Total Rights
(Cost $—)		15,131

Investment Companies 1.5% of net assets

Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (c)	25,796,003	25,796,003

Securities Lending Collateral 1.3%
Wells Fargo Government Money Market Fund, Select Class 0.03% (c)	208,671,505	208,671,505
Total Investment Companies
(Cost $234,467,508)		234,467,508

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini, expires 06/18/21	92	10,435,560	103,513
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $199,768,732.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$12,730,580,826	$—	$—	$12,730,580,826
Consumer Services	694,696,448	—	5,325	694,701,773
Pharmaceuticals, Biotechnology & Life Sciences	1,440,774,110	—	1,062,611	1,441,836,721
Software & Services	1,123,228,871	—	184,578	1,123,413,449
Rights[1]
Media & Entertainment	—	—	15,131*	15,131
Investment Companies[1]	234,467,508	—	—	234,467,508
Futures Contracts[2]	103,513	—	—	103,513
Total	$16,223,851,276	$—	$1,267,645	$16,225,118,921
*	Level 3 amount shown includes securities determined to have no value at May 31, 2021.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab U.S. Dividend Equity ETF

Portfolio Holdings as of May 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Banks 8.8%
1st Source Corp.	145,091	7,177,652
BancFirst Corp.	154,683	10,668,486
Bank of Hawaii Corp.	332,139	29,806,154
Bank OZK	999,978	42,709,060
Banner Corp.	291,282	17,048,735
Cathay General Bancorp	618,387	25,774,370
City Holding Co.	130,780	10,491,172
Comerica, Inc.	1,151,073	90,347,720
CVB Financial Corp.	1,052,805	23,351,215
Federal Agricultural Mortgage Corp., Class C	67,223	6,820,446
Fifth Third Bancorp	5,898,973	248,582,722
First Commonwealth Financial Corp.	799,279	12,109,077
First Horizon Corp.	4,591,335	87,556,758
Heritage Financial Corp.	299,376	8,684,898
Huntington Bancshares, Inc.	8,424,356	133,610,286
International Bancshares Corp.	459,995	21,343,768
KeyCorp	8,085,773	186,296,210
M&T Bank Corp.	1,062,387	170,714,967
Northwest Bancshares, Inc.	1,059,308	14,999,801
Premier Financial Corp.	310,380	9,466,590
Regions Financial Corp.	7,952,824	186,175,610
S&T Bancorp, Inc.	327,020	11,095,789
Stock Yards Bancorp, Inc.	175,772	9,445,987
Synovus Financial Corp.	1,223,622	60,104,313
U.S. Bancorp	11,351,655	689,953,591
Webster Financial Corp.	746,177	42,293,312
Zions Bancorp NA	1,357,852	78,592,474
		2,235,221,163

Capital Goods 14.2%
3M Co.	4,776,235	969,766,754
Cummins, Inc.	1,225,426	315,277,601
Emerson Electric Co.	4,951,862	473,843,675
Fastenal Co.	4,753,369	252,118,692
Illinois Tool Works, Inc.	2,384,906	552,725,814
Lockheed Martin Corp.	2,038,674	779,181,203
McGrath RentCorp	198,805	17,043,553
MSC Industrial Direct Co., Inc., Class A	379,233	35,799,595
Snap-on, Inc.	449,021	114,329,727
Watsco, Inc.	271,950	79,246,230
		3,589,332,844

Commercial & Professional Services 0.1%
Ennis, Inc.	213,448	4,473,870
HNI Corp.	354,202	16,158,695
		20,632,565

Security	Number of Shares	Value ($)
Consumer Durables & Apparel 1.2%
Hasbro, Inc.	1,055,808	101,325,894
Leggett & Platt, Inc.	1,098,138	60,430,534
Sturm Ruger & Co., Inc.	144,179	11,381,490
Whirlpool Corp.	517,857	122,778,716
		295,916,634

Diversified Financials 7.7%
Apollo Global Management, Inc.	1,725,113	98,917,979
BlackRock, Inc.	1,174,426	1,030,018,579
Cohen & Steers, Inc.	193,335	14,138,589
Evercore, Inc., Class A	336,500	49,081,890
Federated Hermes, Inc.	780,367	24,815,671
Franklin Resources, Inc.	2,257,867	77,241,630
Janus Henderson Group plc	1,422,228	54,770,000
Lazard Ltd., Class A	933,016	44,019,695
Northern Trust Corp.	1,723,239	208,839,334
T. Rowe Price Group, Inc.	1,874,865	358,755,418
		1,960,598,785

Energy 1.8%
ONEOK, Inc.	3,679,527	194,058,254
Valero Energy Corp.	3,376,722	271,488,449
		465,546,703

Food, Beverage & Tobacco 12.5%
Altria Group, Inc.	15,388,109	757,402,725
B&G Foods, Inc. (a)	533,004	16,309,922
Flowers Foods, Inc.	1,630,475	39,278,143
Kellogg Co.	2,106,253	137,938,509
PepsiCo, Inc.	6,940,220	1,026,736,147
The Coca-Cola Co.	18,022,456	996,461,592
Tyson Foods, Inc., Class A	2,435,367	193,611,677
		3,167,738,715

Household & Personal Products 1.6%
Kimberly-Clark Corp.	2,816,368	367,902,152
Nu Skin Enterprises, Inc., Class A	422,412	25,412,306
		393,314,458

Insurance 5.4%
Cincinnati Financial Corp.	1,238,826	150,777,512
Employers Holdings, Inc.	238,639	10,070,566
Fidelity National Financial, Inc.	2,430,783	114,222,493
Mercury General Corp.	220,295	14,010,762
Principal Financial Group, Inc.	2,115,429	138,327,902
Prudential Financial, Inc.	3,278,951	350,749,389
Safety Insurance Group, Inc.	117,241	9,978,382
The Allstate Corp.	2,517,653	343,936,576

Schwab U.S. Dividend Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
The Hartford Financial Services Group, Inc.	2,966,856	193,884,040
Unum Group	1,688,160	52,282,315
		1,378,239,937

Materials 4.0%
Amcor plc	12,987,690	153,254,742
International Paper Co.	3,254,760	205,375,356
Neenah, Inc.	140,032	7,411,894
Newmont Corp.	6,651,941	488,784,625
Schweitzer-Mauduit International, Inc.	257,861	10,549,093
Sonoco Products Co.	832,017	56,177,788
Steel Dynamics, Inc.	1,655,408	103,347,121
		1,024,900,619

Media & Entertainment 1.0%
Omnicom Group, Inc.	1,779,830	146,373,219
The Interpublic Group of Cos., Inc.	3,230,513	108,835,983
		255,209,202

Pharmaceuticals, Biotechnology & Life Sciences 11.6%
Amgen, Inc.	4,031,445	959,242,023
Merck & Co., Inc.	12,400,745	941,092,538
Pfizer, Inc.	26,541,243	1,027,942,342
		2,928,276,903

Retailing 5.9%
Best Buy Co., Inc.	1,908,186	221,807,541
Genuine Parts Co.	1,194,384	156,607,630
PetMed Express, Inc. (a)	166,680	4,817,052
The Home Depot, Inc.	3,481,932	1,110,422,934
		1,493,655,157

Semiconductors & Semiconductor Equipment 8.0%
Broadcom, Inc.	2,118,555	1,000,657,083
Texas Instruments, Inc.	5,472,037	1,038,702,064
		2,039,359,147

Software & Services 8.3%
Automatic Data Processing, Inc.	3,550,658	695,999,981
Cass Information Systems, Inc.	100,159	4,570,255
International Business Machines Corp.	7,250,109	1,042,130,668
Security	Number of Shares	Value ($)
Paychex, Inc.	2,649,028	267,922,692
The Western Union Co.	3,406,335	83,353,017
		2,093,976,613

Technology Hardware & Equipment 4.0%
Cisco Systems, Inc.	19,198,201	1,015,584,833

Telecommunication Services 3.6%
Verizon Communications, Inc.	16,241,831	917,501,033
Total Common Stock
(Cost $21,231,035,267)		25,275,005,311

Investment Companies 0.1% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (b)	14,032,620	14,032,620

Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 0.03% (b)	17,514,147	17,514,147
Total Investment Companies
(Cost $31,546,767)		31,546,767

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 400 Mid-Cap Index, e-mini, expires 06/18/21	96	26,176,320	46,430
S&P 500 Index, e-mini, expires 06/18/21	194	40,763,280	221,601
Net Unrealized Appreciation			268,031
(a)	All or a portion of this security is on loan. Securities on loan were valued at $17,510,972.
(b)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$25,275,005,311	$—	$—	$25,275,005,311
Investment Companies[1]	31,546,767	—	—	31,546,767
Futures Contracts[2]	268,031	—	—	268,031
Total	$25,306,820,109	$—	$—	$25,306,820,109
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab U.S. Dividend Equity ETF
Portfolio Holdings (Unaudited) continued

Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab U.S. Equity ETFs
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, mutual funds and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the underlying securities held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

Schwab U.S. Equity ETFs
Notes to Portfolio Holdings (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
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